                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.
     BlackRock Balanced Capital V.I. Fund
     BlackRock Basic Value V.I. Fund
     BlackRock Fundamental Growth V.I. Fund
     BlackRock Global Allocation V.I. Fund
     BlackRock Global Growth V.I. Fund
     BlackRock Government Income V.I. Fund
     BlackRock High Income V.I. Fund
     BlackRock International Value V.I. Fund
     BlackRock Large Cap Core V.I. Fund
     BlackRock Large Cap Growth V.I. Fund
     BlackRock Large Cap Value V.I. Fund
     BlackRock Money Market V.I. Fund
     BlackRock S&P 500 Index V.I. Fund
     BlackRock Total Return V.I. Fund
     BlackRock Utilities and Telecommunications V.I. Fund
     BlackRock Value Opportunities V.I. Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 456-4587

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                             SHARES      COMMON STOCKS                                            VALUE
-----------------------------------------------  -------------   ----------------------------------------------------  -----------
AEROSPACE & DEFENSE - 2.7%                              11,400   Honeywell International, Inc.                         $   643,188
                                                        10,200   United Technologies Corp.                                 701,964
                                                                                                                       -----------
                                                                                                                         1,345,152
                                                                                                                       -----------
AIR FREIGHT & LOGISTICS - 0.4%                           2,400   FedEx Corp.                                               222,408
AUTOMOBILES - 0.8%                                      10,200   Harley-Davidson, Inc.                                     382,500
BEVERAGES - 0.9%                                         9,700   Anheuser-Busch Cos., Inc.                                 460,265
BUILDING PRODUCTS - 0.5%                                11,600   Masco Corp.                                               230,028
CAPITAL MARKETS - 4.1%                                  17,900   The Bank of New York Mellon Corp.                         746,967
                                                        15,000   Invesco Ltd. (a)                                          365,400
                                                         6,500   Legg Mason, Inc.                                          363,870
                                                        13,100   Morgan Stanley                                            598,670
                                                                                                                       -----------
                                                                                                                         2,074,907
                                                                                                                       -----------
CHEMICALS - 2.2%                                         8,700   The Dow Chemical Co.                                      320,595
                                                        16,500   E.I. du Pont de Nemours & Co.                             771,540
                                                                                                                       -----------
                                                                                                                         1,092,135
                                                                                                                       -----------
COMMUNICATIONS EQUIPMENT - 1.8%                         32,000   Cisco Systems, Inc. (b)                                   770,880
                                                         5,000   Juniper Networks, Inc. (b)                                125,000
                                                                                                                       -----------
                                                                                                                           895,880
                                                                                                                       -----------
COMPUTERS & PERIPHERALS - 3.5%                          12,600   Hewlett-Packard Co.                                       575,316
                                                         6,300   International Business Machines Corp.                     725,382
                                                        31,000   Sun Microsystems, Inc. (b)                                481,430
                                                                                                                       -----------
                                                                                                                         1,782,128
                                                                                                                       -----------
CONSUMER FINANCE - 0.3%                                 10,600   Discover Financial Services, Inc.                         173,522
DIVERSIFIED FINANCIAL SERVICES - 1.8%                    5,300   Citigroup, Inc.                                           113,526
                                                        18,400   JPMorgan Chase & Co.                                      790,280
                                                                                                                       -----------
                                                                                                                           903,806
                                                                                                                       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.5%           15,500   AT&T Inc.                                                 593,650
                                                        18,200   Verizon Communications, Inc.                              663,390
                                                                                                                       -----------
                                                                                                                         1,257,040
                                                                                                                       -----------
ELECTRONIC EQUIPMENT &                                   6,500   Tyco Electronics Ltd.                                     223,080
INSTRUMENTS - 0.4%
ENERGY EQUIPMENT & SERVICES - 3.2%                       5,000   Schlumberger Ltd.                                         435,000
                                                         2,400   Transocean, Inc.                                          324,480
                                                        11,600   Weatherford International Ltd. (b)                        840,652
                                                                                                                       -----------
                                                                                                                         1,600,132
                                                                                                                       -----------
FOOD & STAPLES RETAILING - 0.7%                          6,300   Wal-Mart Stores, Inc.                                     331,884
FOOD PRODUCTS - 5.0%                                    12,600   Cadbury Schweppes Plc (a)                                 557,172
                                                         6,300   General Mills, Inc.                                       377,244
                                                         1,600   Nestle SA Registered Shares                               799,517
                                                        23,200   Unilever NV (a)                                           782,536
                                                                                                                       -----------
                                                                                                                         2,516,469
                                                                                                                       -----------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%                 10,000   Baxter International, Inc.                                578,200
HEALTH CARE PROVIDERS & SERVICES - 0.8%                 10,200   AmerisourceBergen Corp.                                   417,996

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                             SHARES      COMMON STOCKS                                            VALUE
-----------------------------------------------  -------------   ----------------------------------------------------  -----------
HOTELS, RESTAURANTS & LEISURE - 2.3%                     7,800   Carnival Corp.                                        $   315,744
                                                        15,500   McDonald's Corp.                                          864,435
                                                                                                                       -----------
                                                                                                                         1,180,179
                                                                                                                       -----------
HOUSEHOLD DURABLES - 0.8%                               10,200   Sony Corp. (a)                                            408,714
HOUSEHOLD PRODUCTS - 1.6%                               12,600   Kimberly-Clark Corp.                                      813,330
IT SERVICES - 1.1%                                      16,500   Accenture Ltd. Class A                                    580,305
INDUSTRIAL CONGLOMERATES - 4.3%                          7,700   3M Co.                                                    609,455
                                                        22,500   General Electric Co.                                      832,725
                                                        13,500   Textron, Inc.                                             748,170
                                                                                                                       -----------
                                                                                                                         2,190,350
                                                                                                                       -----------
INSURANCE - 4.9%                                        13,100   ACE Ltd.                                                  721,286
                                                        14,500   American International Group, Inc.                        627,125
                                                         8,800   Prudential Financial, Inc.                                688,600
                                                         8,800   RenaissanceRe Holdings Ltd.                               456,808
                                                                                                                       -----------
                                                                                                                         2,493,819
                                                                                                                       -----------
INTERNET SOFTWARE & SERVICES - 0.6%                     11,100   Yahoo! Inc. (b)                                           321,123
MACHINERY - 1.0%                                        12,400   Dover Corp.                                               518,072
MEDIA - 1.9%                                            21,300   CBS Corp. Class B                                         470,304
                                                        15,400   Comcast Corp. Special Class A                             292,138
                                                         6,300   Walt Disney Co.                                           197,694
                                                                                                                       -----------
                                                                                                                           960,136
                                                                                                                       -----------
METALS & MINING - 0.8%                                  11,600   Alcoa, Inc.                                               418,296
MULTILINE RETAIL - 0.3%                                  3,000   Kohl's Corp. (b)                                          128,670
OIL, GAS & CONSUMABLE FUELS - 4.7%                       7,700   Devon Energy Corp.                                        803,341
                                                         2,500   EnCana Corp.                                              189,375
                                                         5,100   Exxon Mobil Corp.                                         431,358
                                                        10,100   Murphy Oil Corp.                                          829,614
                                                         1,500   Petroleo Brasileiro SA (a)                                153,165
                                                                                                                       -----------
                                                                                                                         2,406,853
                                                                                                                       -----------
PAPER & FOREST PRODUCTS - 0.5%                           4,800   International Paper Co.                                   130,560
                                                         4,800   MeadWestvaco Corp.                                        130,656
                                                                                                                       -----------
                                                                                                                           261,216
                                                                                                                       -----------
PHARMACEUTICALS - 3.3%                                  25,200   Bristol-Myers Squibb Co.                                  536,760
                                                         4,900   Merck & Co., Inc.                                         185,955
                                                        20,300   Schering-Plough Corp.                                     292,523
                                                        15,500   Wyeth                                                     647,280
                                                                                                                       -----------
                                                                                                                         1,662,518
                                                                                                                       -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%         21,800   Broadcom Corp. Class A (b)                                420,086
                                                        20,800   Intersil Corp. Class A                                    533,936
                                                        51,300   Micron Technology, Inc. (b)                               306,261
                                                                                                                       -----------
                                                                                                                         1,260,283
                                                                                                                       -----------
SOFTWARE - 2.4%                                         10,200   Electronic Arts, Inc. (b)                                 509,184
                                                        25,600   Microsoft Corp.                                           726,528
                                                                                                                       -----------
                                                                                                                         1,235,712
                                                                                                                       -----------
SPECIALTY RETAIL - 0.7%                                 12,600   Home Depot, Inc.                                          352,422
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS
                                                                 (COST - $29,523,360) - 66.4%                           33,679,530
                                                                                                                       -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
INDUSTRY                                             (000)       PREFERRED SECURITIES                                     VALUE
-----------------------------------------------  -------------   ----------------------------------------------------  -----------
                                                                 CAPITAL TRUSTS
CAPITAL MARKETS - 0.0%                           USD        10   Lehman Brothers Holdings Capital Trust V,
                                                                 5.857% (c)(d)                                         $     6,325
COMMERCIAL BANKS - 0.1%                                     30   BAC Capital Trust VI, 5.625%, 3/08/35                      25,187
                                                                                                                       -----------
                                                                 TOTAL CAPITAL TRUSTS  (COST - $39,772) - 0.1%              31,512
                                                                                                                       -----------

                                                     SHARES      PREFERRED STOCKS
                                                 -------------   ----------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES - 0.0%                    1,000   Citigroup, Inc. Series AA, 8.125%                          24,040
THRIFTS & MORTGAGE FINANCE - 0.2%                        2,975   Fannie Mae, 8.25%                                          71,549
                                                         1,300   Freddie Mac Series Z, 8.375%                               31,720
                                                                                                                       -----------
                                                                                                                           103,269
                                                                                                                       -----------
                                                                 TOTAL PREFERRED STOCKS
                                                                 (COST - $131,875) - 0.2%                                  127,309
                                                                                                                       -----------
                                                                 TOTAL PREFERRED SECURITIES
                                                                 (COST - $171,647) - 0.3%                                  158,821
                                                                                                                       -----------
                                                                 FIXED INCOME SECURITIES

                                                      PAR
                                                     (000)       CORPORATE BONDS
                                                 -------------   ----------------------------------------------------
AEROSPACE & DEFENSE - 0.1%                       USD        30   Honeywell International, Inc., 5.70%, 3/15/36              29,424
                                                             2   L-3 Communications Corp. Series B, 6.375%, 10/15/15         1,955
                                                                                                                       -----------
                                                                                                                            31,379
                                                                                                                       -----------
AIR FREIGHT & LOGISTICS - 0.0%                               5   United Parcel Service, Inc., 6.20%, 1/15/38                 5,348
AIRLINES - 0.0%                                             19   American Airlines, Inc. Series 2003-1, 3.857%,
                                                                 1/09/12                                                    17,455
BUILDING PRODUCTS - 0.0%                                    15   Momentive Performance Materials, Inc. Series WI,
                                                                 10.125%, 12/01/14 (e)                                      13,050
CAPITAL MARKETS - 1.4%                                      70   The Bear Stearns Cos., Inc., 6.95%, 8/10/12                70,035
                                                            80   Credit Suisse Guernsey Ltd., 5.86% (c)(d)                  67,770
                                                            35   Goldman Sachs Capital II, 5.793% (c)(d)                    23,313
                                                           130   The Goldman Sachs Group, Inc., 5.25%, 10/15/13            129,254
                                                            75   Lehman Brothers Holdings, Inc., 6%, 7/19/12                74,026
                                                            25   Lehman Brothers Holdings, Inc., 6.75%, 12/28/17            24,033
                                                            40   Lehman Brothers Holdings, Inc. Series I, 5.25%,
                                                                 2/06/12                                                    38,597
                                                            25   Lehman Brothers Holdings, Inc. Series MTN, 7%,
                                                                 9/27/27                                                    23,108
                                                            80   Morgan Stanley Series F, 5.55%, 4/27/17                    75,233
                                                           105   Morgan Stanley Series F, 5.95%, 12/28/17                  101,478
                                                           100   UBS AG Series DPNT, 5.875%, 12/20/17                      102,213
                                                                                                                       -----------
                                                                                                                           729,060
                                                                                                                       -----------
COMMERCIAL BANKS - 0.5%                                     55   Barclays Bank Plc, 8.55% (c)(d)(f)                         57,511
                                                            50   Corporacion Andina de Fomento, 6.875%, 3/15/12             53,769
                                                           100   Royal Bank of Scotland Group Plc, 6.99% (c)(d)(f)          84,890
                                                            75   Wachovia Bank NA, 6.60%, 1/15/38                           69,489
                                                                                                                       -----------
                                                                                                                           265,659
                                                                                                                       -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
INDUSTRY                                             (000)       CORPORATE BONDS                                          VALUE
-----------------------------------------------  -------------   ----------------------------------------------------  -----------
CONSUMER FINANCE - 0.5%                          USD       165   HSBC Finance Corp., 6.50%, 11/15/08                   $   166,970
                                                            30   MBNA Corp., 4.625%, 9/15/08                                30,162
                                                            25   SLM Corp., 5.125%, 8/27/12                                 19,288
                                                            30   SLM Corp. Series A, 4%, 1/15/09                            27,013
                                                                                                                       -----------
                                                                                                                           243,433
                                                                                                                       -----------
DIVERSIFIED FINANCIAL                                       65   Bank of America Corp., 4.875%, 9/15/12                     65,946
SERVICES - 1.6%                                            100   Bank of America Corp., 5.75%, 12/01/17                    103,484
                                                            60   Bank of America Corp. Series K, 8% (c)(d)                  60,072
                                                            90   Citigroup, Inc., 5.625%, 8/27/12                           89,109
                                                            50   Citigroup, Inc., 8.30%, 12/21/77 (c)                       49,269
                                                           205   General Electric Capital Corp., 5.875%, 2/15/12           217,398
                                                            55   General Electric Capital Corp., 6.15%, 8/07/37             54,920
                                                            50   General Electric Capital Corp., 6.375%,
                                                                 11/15/67 (c)                                               48,926
                                                           125   JPMorgan Chase Capital XXV, 6.80%, 10/01/37               114,210
                                                                                                                       -----------
                                                                                                                           803,334
                                                                                                                       -----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%               75   AT&T, Inc., 6.50%, 9/01/37                                 74,189
                                                            50   GTE Corp., 6.84%, 4/15/18                                  53,598
                                                            15   Qwest Communications International, Inc.,
                                                                 7.50%, 2/15/14                                             14,100
                                                                                                                       -----------
                                                                                                                           141,887
                                                                                                                       -----------
ELECTRIC UTILITIES - 0.2%                                   25   Florida Power & Light Co., 5.95%, 2/01/38                  25,092
                                                            40   Public Service Co. of New Mexico, 4.40%,
                                                                 9/15/08                                                    39,916
                                                            36   Southern California Edison Co., 5.625%,
                                                                 2/01/36                                                    34,495
                                                                                                                       -----------
                                                                                                                            99,503
                                                                                                                       -----------
FOOD PRODUCTS - 0.1%                                        35   Kraft Foods, Inc., 6.50%, 8/11/17                          35,908
HEALTH CARE PROVIDERS & SERVICES - 0.0%                     25   UnitedHealth Group, Inc., 5.80%, 3/15/36                   20,605
HOTELS, RESTAURANTS & LEISURE - 0.0%                         5   American Real Estate Partners LP, 7.125%, 2/15/13           4,538
INSURANCE - 0.3%                                            25   Chubb Corp., 6.375%, 3/29/67 (c)                           23,287
                                                            25   Lincoln National Corp., 7%, 5/17/66 (c)                    22,924
                                                            45   Metlife, Inc., 6.40%, 12/15/66                             35,759
                                                            35   Progressive Corp., 6.70%, 6/15/37 (c)                      31,172
                                                            25   The Travelers Cos., Inc., 6.25%, 3/15/67 (c)               22,051
                                                                                                                       -----------
                                                                                                                           135,193
                                                                                                                       -----------
MEDIA - 0.8%                                                 5   CSC Holdings, Inc. Series B, 8.125%, 7/15/09                5,050
                                                            30   Cablevision Systems Corp. Series B, 7.133%,
                                                                 4/01/09 (c)                                                29,775
                                                            50   Comcast Corp., 5.85%, 1/15/10                              51,394
                                                            50   Comcast Corp., 6.50%, 1/15/17                              51,066
                                                            30   Comcast Corp., 6.45%, 3/15/37                              28,270
                                                            30   Comcast Corp., 6.95%, 8/15/37                              30,060
                                                            30   Cox Communications, Inc., 7.125%, 10/01/12                 31,771

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
INDUSTRY                                             (000)       CORPORATE BONDS                                          VALUE
-----------------------------------------------  -------------   ----------------------------------------------------  -----------
                                                 USD        15   Idearc, Inc., 8%, 11/15/16                            $     9,712
                                                            40   News America, Inc., 6.40%, 12/15/35                        38,821
                                                            85   News America, Inc., 6.75%, 1/09/38                         88,971
                                                            50   Time Warner Cable, Inc., 5.85%, 5/01/17                    47,860
                                                                                                                       -----------
                                                                                                                           412,750
                                                                                                                       -----------
METALS & MINING - 0.1%                                      10   Freeport-McMoRan Copper & Gold, Inc., 5.883%,
                                                                 4/01/15 (c)                                                 9,825
                                                            15   Freeport-McMoRan Copper & Gold, Inc., 8.25%,
                                                                 4/01/15                                                    15,825
                                                            30   Freeport-McMoRan Copper & Gold, Inc., 8.375%,
                                                                 4/01/17                                                    31,837
                                                                                                                       -----------
                                                                                                                            57,487
                                                                                                                       -----------
MULTI-UTILITIES - 0.0%                                      20   Xcel Energy, Inc., 6.50%, 7/01/36                          19,660
OFFICE ELECTRONICS - 0.1%                                   40   Xerox Corp., 6.40%, 3/15/16                                41,381
OIL, GAS & CONSUMABLE FUELS - 0.4%                          25   Anadarko Petroleum Corp., 5.95%, 9/15/16                   25,854
                                                            20   Anadarko Petroleum Corp., 6.45%, 9/15/36                   20,367
                                                            25   Colonial Pipeline Co., 7.63%, 4/15/32 (f)                  28,635
                                                            25   Midamerican Energy Holdings Co., 5.95%,
                                                                 5/15/37                                                    23,418
                                                            60   Motiva Enterprises LLC, 5.20%, 9/15/12 (f)                 63,547
                                                            15   Petrobras International Finance Co., 5.875%,
                                                                 3/01/18                                                    14,438
                                                            10   Sabine Pass LNG LP, 7.50%, 11/30/16                         9,650
                                                             5   Tennessee Gas Pipeline Co., 7%, 10/15/28                    4,982
                                                                                                                       -----------
                                                                                                                           190,891
                                                                                                                       -----------
PHARMACEUTICALS - 0.1%                                       5   Eli Lilly & Co., 7.125%, 6/01/25                            5,711
                                                            40   Wyeth, 6%, 2/15/36                                         39,097
                                                                                                                       -----------
                                                                                                                            44,808
                                                                                                                       -----------
                                                                 TOTAL CORPORATE BONDS
                                                                 (COST - $3,424,556) - 6.5%                              3,313,329
                                                                                                                       -----------
                                                                 FOREIGN GOVERNMENT OBLIGATIONS
                                                 EUR        25   Bundesrepublik Deutschland Series 05, 4%,
                                                                 1/04/37                                                    36,041
                                                            50   Bundesrepublik Deutschland Series 07, 4.25%,
                                                                 7/04/39                                                    75,052
                                                 USD        15   Mexico Government International Bond,
                                                                 6.375%, 1/16/13                                            16,478
                                                                                                                       -----------
                                                                 TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                                 (COST - $117,511) - 0.3%                                  127,571
                                                                                                                       -----------
                                                                 ASSET-BACKED SECURITIES
                                                           100   ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                                 3.279%, 9/25/35 (c)                                        59,712
                                                           100   Ameriquest Mortgage Securities, Inc. Series
                                                                 2003-7 Class M1, 3.449%, 8/25/33 (c)                       79,092
                                                           200   Capital Auto Receivables Asset Trust
                                                                 Series 2006-1 Class A4, 5.04%, 5/17/10                    202,357

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
                                                     (000)       ASSET-BACKED SECURITIES                                  VALUE
                                                 -------------   ----------------------------------------------------  -----------
                                                 USD       100   Chase Issuance Trust Series 2007-A17 Class A,
                                                                 5.12%, 10/15/14                                       $   103,387
                                                           120   Citibank Omni Master Trust Series 2007-A9A
                                                                 Class A9, 3.90%, 12/23/13 (c)                             118,988
                                                            18   Countrywide Asset Backed Certificates
                                                                 Series 2004-5 Class A, 3.049%, 10/25/34 (c)                16,859
                                                            50   Countrywide Asset Backed Certificates
                                                                 Series 2004-13 Class AF4, 4.583%, 1/25/33 (c)              50,034
                                                            48   Countrywide Asset Backed Certificates
                                                                 Series 2004-13 Class MF1, 5.071%, 12/25/34 (c)             40,845
                                                           154   Countrywide Asset Backed Certificates
                                                                 Series 2007-5 Class 2A1, 2.699%, 9/25/47 (c)              143,589
                                                             3   Home Equity Asset Trust Series 2005-3
                                                                 Class 1A2, 2.849%, 8/25/35 (c)                              2,183
                                                            21   Irwin Home Equity Corp. Series 2005-C
                                                                 Class 1A1, 2.859%, 4/25/30 (c)                             19,004
                                                            49   Lehman XS Trust Series 2005-5N Class 3A2,
                                                                 2.959%, 11/25/35 (c)                                       31,523
                                                             8   Morgan Stanley ABS Capital I Series 2005-HE1
                                                                 Class A2MZ, 2.899%, 12/25/34 (c)                            6,499
                                                             1   Morgan Stanley ABS Capital I Series 2005-NC2
                                                                 Class A2MZ, 2.849%, 3/25/35 (c)                               399
                                                           148   Morgan Stanley Home Equity Loans Series 2007-2
                                                                 Class A1, 2.699%, 4/25/37 (c)                             141,646
                                                            22   New Century Home Equity Loan Trust
                                                                 Series 2005-2 Class A2MZ, 2.859%, 6/25/35 (c)              20,409
                                                             5   Park Place Securities, Inc. Series 2005-WCH1
                                                                 Class A1B, 2.899%, 1/25/35 (c)                              4,972
                                                             6   Park Place Securities, Inc. Series 2005-WCH1
                                                                 Class A3D, 2.939%, 1/25/35 (c)                              5,148
                                                            30   Popular ABS Mortgage Pass-Through Trust
                                                                 Series 2005-1 Class M2, 5.507%, 5/25/35                    15,000
                                                            25   Residential Asset Mortgage Products, Inc.
                                                                 Series 2005-RS3 Class AI2, 2.769%, 3/25/35 (c)             22,015
                                                            74   Residential Asset Mortgage Products, Inc.
                                                                 Series 2007-RZ1 Class A1, 2.669%, 2/25/37 (c)              70,972
                                                           150   Structured Asset Investment Loan Trust
                                                                 Series 2003-BC6 Class M1, 3.349%, 7/25/33 (c)             127,500
                                                           147   Structured Asset Investment Loan Trust
                                                                 Series 2003-BC7 Class M1, 3.349%, 7/25/33 (c)             118,659
                                                           100   Structured Asset Investment Loan Trust
                                                                 Series 2004-8 Class M4, 3.599%, 9/25/34 (c)                71,000
                                                            37   Structured Asset Securities Corp.
                                                                 Series 2004-23XS Class 2A1, 2.899%, 1/25/35 (c)            36,538
                                                           150   USAA Auto Owner Trust Series 2005-3 Class A4,
                                                                 4.63%, 5/15/12                                            151,691

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
                                                     (000)       ASSET-BACKED SECURITIES                                  VALUE
                                                 -------------   ----------------------------------------------------  -----------
                                                 USD        34   Wachovia Auto Owner Trust Series 2005-B
                                                                 Class A3, 4.79%, 4/20/10                              $    33,834
                                                           275   World Omni Auto Receivables Trust Series 2006-B
                                                                 Class A3, 5.15%, 11/15/10                                 277,491
                                                                                                                       -----------
                                                                 TOTAL ASSET-BACKED SECURITIES
                                                                 (COST - $2,156,896) - 3.9%                              1,971,346
                                                                                                                       -----------
                                                                 NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                 SECURITIES
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%                 457   Bear Stearns Adjustable Rate Mortgage Trust
                                                                 Series 2005-4 Class 3A1, 5.368%, 8/25/35 (c)              430,884
                                                           168   Bear Stearns Adjustable Rate Mortgage Trust
                                                                 Series 2006-2 Class 2A1, 5.65%, 7/25/36 (c)               162,181
                                                            97   Citimortgage Alternative Loan Trust Series 2007-A8
                                                                 Class A1, 6%, 10/25/37                                     86,755
                                                            21   Countrywide Alternative Loan Trust Series 2006-01A0
                                                                 Class 1A1, 5.482%, 8/25/46 (c)                             15,732
                                                            97   Countrywide Home Loan Mortgage Pass-Through Trust
                                                                 Series 2007-J3 Class A10, 6%, 7/25/37                      86,289
                                                            19   Countrywide Home Loans Series 2006-0A5
                                                                 Class 2A1, 2.799%, 4/25/46 (c)                             14,053
                                                            44   Countrywide Home Loans Series 2006-0A5
                                                                 Class 3A1, 2.799%, 4/25/46 (c)                             33,590
                                                             9   Deutsche Alt-A Securities, Inc. Mortgage L
                                                                 Series 2006-0A1 Class A1, 2.799%, 2/25/47 (c)               6,682
                                                            81   First Horizon Asset Securities, Inc.
                                                                 Series 2005-AR3 Class 3A1, 5.504%, 8/25/35 (c)             75,922
                                                            37   Harborview Mortgage Loan Trust Series 2006-9
                                                                 Class 2A1A, 3.01%, 11/19/36 (c)                            28,258
                                                            22   Impac Secured Assets CMN Owner Trust
                                                                 Series 2004-3 Class 1A4, 2.999%, 11/25/34 (c)              16,373
                                                           137   Structured Adjustable Rate Mortgage Loan Trust
                                                                 Series 2007-3 Class 2A1, 5.73%, 4/25/37 (c)               129,683
                                                            18   Structured Asset Securities Corp. Series 2005-GEL2
                                                                 Class A, 2.879%, 4/25/35 (c)                               17,148
                                                            43   Structured Asset Securities Corp. Series 2005-OPT1
                                                                 Class A4M, 2.949%, 11/25/35 (c)                            41,471
                                                            81   WaMu Mortgage Pass-Through Certificates
                                                                 Series 2006-AR18 Class 1A1, 5.347%, 1/25/37 (c)            75,829
                                                            24   WaMu Mortgage Pass-Through Certificates
                                                                 Series 2007-0A4 Class 1A, 5.292%, 5/25/47 (c)              20,257
                                                            47   WaMu Mortgage Pass-Through Certificates
                                                                 Series 2007-0A5 Class 1A, 5.08%, 6/25/47 (c)               37,365
                                                           417   WaMu Mortgage Pass-Through Certificates
                                                                 Series 2007-HY3 Class 1A1, 5.669%, 3/25/37 (c)            394,261
                                                           177   WaMu Mortgage Pass-Through Certificates
                                                                 Series 2007-HY3 Class 4A1, 5.349%, 3/25/37 (c)            167,160

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
INDUSTRY                                             (000)       NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES         VALUE
-----------------------------------------------  -------------   ----------------------------------------------------  -----------
                                                 USD       187   Washington Mutual Alternative Mortgage
                                                                 Pass-Through Certificates Series 2007-OC1 Class A,
                                                                 2.839%, 1/25/47 (c)                                   $   139,272
                                                           204   Wells Fargo Mortgage Backed Securities Trust
                                                                 Series 2005-AR10 Class 2A2, 4.11%, 6/25/35 (c)            188,069
                                                           245   Wells Fargo Mortgage Backed Securities Trust
                                                                 Series 2005-AR15 Class 2A1, 5.106%, 9/25/35 (c)           229,800
                                                           235   Wells Fargo Mortgage Backed Securities Trust
                                                                 Series 2006-AR2 Class 2A5, 5.109%, 3/25/36 (c)            224,912
                                                           152   Wells Fargo Mortgage Backed Securities Trust
                                                                 Series 2006-AR3 Class A4, 5.702%, 3/25/36 (c)             141,899
                                                            38   Wells Fargo Mortgage Backed Securities Trust
                                                                 Series 2006-AR12 Class 2A1, 6.10%, 9/25/36 (c)             35,864
                                                            67   Wells Fargo Mortgage Backed Securities Trust
                                                                 Series 2006-AR17 Class A1, 5.34%, 10/25/36 (c)             63,118
                                                                                                                       -----------
                                                                                                                         2,862,827
                                                                                                                       -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.2%               250   Banc of America Commercial Mortgage, Inc.
                                                                 Series 2006-2 Class A4, 5.741%, 5/10/45 (c)               252,579
                                                            75   Banc of America Commercial Mortgage, Inc.
                                                                 Series 2007-2 Class A4, 5.688%, 4/10/49 (c)                74,462
                                                           112   Capco America Securitization Corp. Series 1998-D7
                                                                 Class A1B, 6.26%, 10/15/30                                112,696
                                                           165   Citigroup/Deutsche Bank Commercial Mortgage Trust
                                                                 Series 2007-CD4 Class A4, 5.322%, 12/11/49                159,253
                                                            50   Citigroup/Deutsche Bank Commercial Mortgage Trust
                                                                 Series 2007-CD5 Class A4, 5.886%, 11/15/44 (c)             49,936
                                                           120   First Union-Lehman Brothers-Bank of America
                                                                 Series 1998-C2 Class B, 6.64%, 11/18/35                   120,244
                                                           170   GE Capital Commercial Mortgage Corp.
                                                                 Series 2001-2 Class A4, 6.29%, 8/11/33                    173,373
                                                           400   GMAC Commercial Mortgage Securities, Inc.
                                                                 Series 2004-C3 Class AAB, 4.702%, 12/10/41                379,551
                                                           150   GS Mortgage Securities Corp. II Series 2006-GG6
                                                                 Class A2, 5.506%, 4/10/38 (c)                             149,202
                                                           170   Greenwich Capital Commercial Funding Corp.
                                                                 Series 2004-GG1 Class A4, 4.755%, 6/10/36                 168,761
                                                           150   Greenwich Capital Commercial Funding Corp.
                                                                 Series 2006-GG7 Class A4, 5.913%, 7/10/38 (c)             153,110
                                                           250   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                                 Series 2006-CB15 Class A4, 5.814%, 6/12/43 (c)            252,333
                                                           250   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                                 Series 2006-LDP7 Class A4, 6.066%, 4/15/45 (c)            254,073
                                                            50   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                                 Series 2007-LD1 Class A2, 5.992%, 6/15/49 (c)              49,662

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
                                                     (000)       NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES         VALUE
                                                 -------------   ----------------------------------------------------  -----------
                                                 USD        35   JPMorgan Chase Commercial Mortgage Securities Corp.
                                                                 Series 2007-LD12 Class A2, 5.827%, 2/15/51            $    34,625
                                                           162   LB Commercial Conduit Mortgage Trust
                                                                 Series 1999-C1 Class A2, 6.78%, 6/15/31                   163,695
                                                           150   LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                                 Class A5, 4.739%, 7/15/30                                 145,457
                                                           100   LB-UBS Commercial Mortgage Trust Series 2007-C2
                                                                 Class A3, 5.43%, 2/15/40                                   97,078
                                                           125   LB-UBS Commercial Mortgage Trust Series 2007-C6
                                                                 Class A4, 5.858%, 7/15/40 (c)                             124,638
                                                           100   LB-UBS Commercial Mortgage Trust Series 2007-C7
                                                                 Class A3, 5.866%, 9/15/45 (c)                              96,990
                                                            25   Morgan Stanley Capital I Series 2007-HQ12
                                                                 Class A2, 5.633%, 4/12/49 (c)                              24,653
                                                            55   Morgan Stanley Capital I Series 2007-IQ16
                                                                 Class A4, 5.809%, 12/12/49                                 54,527
                                                            75   Wachovia Bank Commercial Mortgage Trust
                                                                 Series 2007-C34 Class A3, 5.678%, 5/15/46                  73,808
                                                                                                                       -----------
                                                                                                                         3,164,706
                                                                                                                       -----------
                                                                 TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                 SECURITIES (COST - $6,258,057) - 11.9%                  6,027,533
                                                                                                                       -----------
                                                                 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                                                 Fannie Mae Guaranteed Pass-Through Certificates:
                                                            87      4.00%, 12/01/20                                         84,564
                                                         1,006      4.50%, 9/01/20 - 4/15/23 (g)                         1,000,747
                                                         1,289      5.00%, 9/01/20 - 4/15/38 (g)                         1,288,726
                                                         3,296      5.50%, 10/01/20 - 4/15/38 (g)                        3,328,405
                                                           496      6.00%, 6/01/20 - 8/01/36                               510,753
                                                           577      6.50%, 7/01/32 - 4/15/38 (g)                           598,683
                                                                 Freddie Mac Mortgage Participation Certificates:
                                                           528      5.00%, 11/01/35 - 6/01/36 (h)                          523,374
                                                            75      5.50%, 9/01/19                                          76,496
                                                           116      5.745%, 4/01/37 (c)                                    118,108
                                                           140      5.853%, 5/01/37 (c)                                    142,819
                                                           109      5.987%, 11/01/36 (c)                                   111,148
                                                           185      6.00%, 6/01/35 - 4/15/38 (g)                           189,447
                                                            36      7.00%, 12/01/31 - 7/01/32                               38,469
                                                                 Ginnie Mae MBS Certificates:
                                                           400      5.00%, 4/15/38 (g)                                     399,875
                                                           400      5.50%, 4/15/38 (g)                                     407,750
                                                           398      6.00%, 12/20/37 - 4/15/38 (g)                          410,617
                                                           600      6.50%, 4/15/38 (g)                                     622,313
                                                                                                                       -----------
                                                                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                 SECURITIES (COST - $9,726,342) - 19.4%                  9,852,294
                                                                                                                       -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR        U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                     (000)       SECURITIES - COLLATERALIZED MORTGAGE OBLIGATIONS         VALUE
                                                 -------------   ----------------------------------------------------  -----------
                                                 USD       243   Fannie Mae Trust Series 378 Class 4, 5%,
                                                                 7/01/36 (i)                                           $    53,374
                                                           225   Fannie Mae Trust Series 2005-69 Class LE,
                                                                 5.50%, 11/25/33                                           230,951
                                                           123   Fannie Mae Trust Series 2006-9 Class DA,
                                                                 5.50%, 7/25/25                                            125,363
                                                            55   Fannie Mae Trust Series 2007-21 Class FC,
                                                                 2.956%, 3/25/37 (c)                                        53,043
                                                           100   Fannie Mae Trust Series 2007-75 Class JF,
                                                                 3.061%, 8/25/37 (c)                                        95,314
                                                            67   Freddie Mac Multiclass Certificates Series 3068
                                                                 Class VA, 5.50%, 10/15/16                                  68,761
                                                           192   Freddie Mac Multiclass Certificates Series 3087
                                                                 Class VA, 5.50%, 3/15/15                                  199,768
                                                            78   Freddie Mac Multiclass Certificates Series 3295
                                                                 Class FA, 3.218%, 3/15/37 (c)                              74,561
                                                            86   Freddie Mac Multiclass Certificates Series 3339
                                                                 Class JF, 3.126%, 7/15/37 (c)                              81,663
                                                                                                                       -----------
                                                                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                 SECURITIES - COLLATERALIZED MORTGAGE OBLIGATIONS
                                                                 (COST - $956,211) - 1.9%                                  982,798
                                                                                                                       -----------
                                                                 U.S. GOVERNMENT OBLIGATIONS
                                                           171   U.S. Treasury Inflation Indexed Bonds, 3.875%,
                                                                 1/15/09                                                   177,345
                                                           332   U.S. Treasury Inflation Indexed Bonds, 1.625%,
                                                                 1/15/15 (j)                                               351,709
                                                            28   U.S. Treasury Inflation Indexed Bonds, 2.375%,
                                                                 1/15/25                                                    30,455
                                                           375   U.S. Treasury Notes, 2.75%, 2/28/13                       380,156
                                                           340   U.S. Treasury Notes, 3.50%, 2/15/18                       341,966
                                                            25   U.S. Treasury Notes, 5%, 5/15/37                           27,967
                                                                                                                       -----------
                                                                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                 (COST - $1,240,654) - 2.6%                              1,309,598
                                                                                                                       -----------
                                                                 TOTAL FIXED INCOME SECURITIES
                                                                 (COST - $23,880,227) - 46.5%                           23,584,469
                                                                                                                       -----------
                                                                 SHORT-TERM SECURITIES
MEDIUM-TERM NOTES - 0.0%                                    20   SLM Corp., 3.531%, 1/26/09 (c)                             17,907

                                                   BENEFICIAL
                                                    INTEREST
                                                     (000)
                                                 -------------
                                                 USD     1,202   BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                                 2.92% (k)(l)                                            1,202,243
                                                                                                                       -----------
                                                                 TOTAL SHORT-TERM SECURITIES
                                                                 (COST - $1,221,407) - 2.4%                              1,220,150
                                                                                                                       -----------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                  CONTRACTS**    OPTIONS PURCHASED (M)                                    VALUE
                                                 -------------   ----------------------------------------------------  -----------
CALL OPTIONS PURCHASED                                       1   Pay a fixed rate of 5.21% and received a floating
                                                                 rate based 3-month LIBOR, expiring March 2011,
                                                                 Broker Goldman Sachs International                    $    64,314
                                                             1   Receive a fixed rate of 5.338% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring February
                                                                 2011, Broker JPMorgan Chase                                21,064
                                                             1   Receive a fixed rate of 5.345% and pay a floating
                                                                 rate based on 3-month USD LIBOR, expiring November
                                                                 2009, Broker Lehman Brothers Special Financing             30,744
                                                             1   Receive a fixed rate of 5.365% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring February
                                                                 2011, Broker JPMorgan Chase                                14,273
                                                             1   Receive a fixed rate of 5.78% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring August 2010,
                                                                 Broker Deutsche Bank AG                                    57,298
                                                             1   Receive a fixed rate of 5.86% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring August 2011,
                                                                 Broker JPMorgan Chase                                      36,248
                                                                                                                       -----------
                                                                                                                           223,941
                                                                                                                       -----------
PUT OPTIONS PURCHASED                                        1   Pay a fixed rate of 5.338% and receive a floating
                                                                 rate based on 3-month LIBOR, expiring February
                                                                 2011, Broker JPMorgan Chase                                12,064
                                                             1   Pay a fixed rate of 5.345% and received a floating
                                                                 rate based 3-month USD LIBOR, expiring November
                                                                 2009, Broker Lehman Brothers Special Financing              9,934
                                                             1   Pay a fixed rate of 5.365% and receive a floating
                                                                 rate based on 3-month LIBOR, expiring February
                                                                 2011, Broker JPMorgan Chase                                 7,879
                                                             1   Pay a fixed rate of 5.78% and receive a floating
                                                                 rate based 3-month LIBOR, expiring August 2010,
                                                                 Broker Deutsche Bank AG                                    13,952
                                                             1   Pay a fixed rate of 5.86% and receive a floating
                                                                 rate based 3-month LIBOR, expiring August 2011,
                                                                 Broker JPMorgan Chase Bank                                 12,145
                                                             1   Receive a fixed rate of 5.21% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring March 2011,
                                                                 Broker Goldman Sachs International                         44,262
                                                                                                                       -----------
                                                                                                                           100,236
                                                                                                                       -----------
                                                                 TOTAL OPTIONS PURCHASED
                                                                 (PREMIUMS PAID - $276,360) - 0.6%                         324,177
                                                                                                                       -----------
                                                                 TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS
                                                                 AND OPTIONS WRITTEN (COST - $55,073,001*) - 116.2%     58,967,147
                                                                                                                       -----------

                                                      PAR
                                                     (000)       TBA SALE COMMITMENTS
                                                 -------------   ----------------------------------------------------
                                                                 Fannie Mae Guaranteed Pass-Through Certificates:
                                                 USD      (500)  5%, 9/01/90 - 4/15/38                                    (505,181)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
                                                     (000)       TBA SALE COMMITMENTS                                     VALUE
                                                 -------------   ----------------------------------------------------  -----------
                                                 USD    (2,100)     5.50%, 12/01/20 - 4/15/38                          $(2,121,689)
                                                          (400)     6.00%, 6/01/20 - 8/01/36                              (410,818)
                                                                 Freddie Mac Mortgage Participation Certificates:
                                                          (100)     6.00%, 6/01/35 - 4/15/38                              (102,616)
                                                          (200)     5.00%, 11/01/35 - 6/01/36                             (198,194)
                                                          (400)  Ginnie Mae MBS Certificates, 5.50%, 4/15/38              (406,876)
                                                                                                                       -----------
                                                                 TOTAL TBA SALE COMMITMENTS
                                                                 (PROCEEDS RECEIVED - $3,693,751) - (7.4%)              (3,745,374)
                                                                                                                       -----------

                                                   CONTRACTS     OPTIONS WRITTEN
                                                 -------------   ----------------------------------------------------
CALL OPTIONS WRITTEN                                         1** Pay a fixed rate of 5.40% and receive a floating
                                                                 rate based on 3-month USD LIBOR, expiring December
                                                                 2010, Broker Union Bank of Switzerland, AG (m)            (13,964)
                                                             1** Pay a fixed rated of 4.87% and receive a floating
                                                                 rate based on 3-month USD LIBOR, expiring February
                                                                 2010, Broker Deutsche Bank AG (m)                         (27,895)
                                                                                                                       -----------
                                                                                                                           (41,859)
                                                                                                                       -----------
PUT OPTIONS WRITTEN                                          1** Receive a fixed rate of 4.87% and pay a floating
                                                                 rate based on 3-month LIBOR expiring February
                                                                 2010, Broker Deutsche Bank AG (m)                         (20,636)
                                                             1** Receive a fixed rate of 5.40% and pay a floating
                                                                 rate based on 3-month USD LIBOR, expiring December
                                                                 2010, Broker Union Bank of Switzerland, AG (m)             (6,773)
                                                             2   U.S. Treasury Bonds, expiring May 2008 at USD 112            (156)
                                                                                                                       -----------
                                                                                                                           (27,565)
                                                                                                                       -----------
                                                                 TOTAL OPTIONS WRITTEN
                                                                 (PREMIUMS RECEIVED - $63,961) - (0.1%)                    (69,424)
                                                                                                                       -----------
                                                                 TOTAL INVESTMENTS, NET OF TBA SALE COMMITMENTS AND
                                                                 OPTIONS WRITTEN (COST - $51,315,289) - 108.7%          55,152,349
                                                                 LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7%)         (4,406,481)
                                                                                                                       -----------
                                                                 NET ASSETS - 100.0%                                   $50,745,868
                                                                                                                       ===========

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:


Aggregate cost                  $55,582,694
                                ===========
Gross unrealized appreciation   $ 7,238,552
Gross unrealized depreciation    (3,854,099)
                                -----------
Net unrealized appreciation     $ 3,384,453
                                ===========

**   One contract represents a notional amount of $1,000,000.

(a)  Depositary receipts.

(b)  Non-income producing security.

(c)  Floating rate security. Rate is as of report date.

(d)  The security is a perpetual bond and has no definite maturity date.

(e) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. The Fund is not obligated for costs associated with the registration of restricted securities.

(g) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(h) All or a portion of security, with a market value of $99,173 have been pledged as collateral in connection with open financial futures contracts.

(i) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(j) All or a portion of security, with a market value of $351,709 have been pledged as collateral in connection with open reverse repurchase agreements.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                       NET
                                                    ACTIVITY   INTEREST
AFFILIATE                                             (000)     INCOME
---------                                           --------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series    $(292)     $9,805

(l)  Represents the current yield as of report date.

(m) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

- Reverse repurchase agreement outstanding as of March 31, 2008 was as follows:

                        INTEREST     TRADE      MATURITY   NET CLOSING     FACE
COUNTERPARTY              RATE        DATE        DATE        AMOUNT      AMOUNT
------------            --------   ---------   ---------   -----------   --------
Lehman Brothers, Inc.      2%      3/12/2008   4/10/2008     $354,195    $353,625

-    Financial futures contracts purchased as of March 31, 2008 were as follows:

                                                             UNREALIZED
                                 EXPIRATION      FACE       APPRECIATION
CONTRACTS          ISSUE            DATE         VALUE     (DEPRECIATION)
---------   ------------------   ----------   ----------   --------------
    1           2-Year U.S.
               Treasury Bond      June 2008   $  214,154      $   502
    12         10-Year U.S.
               Treasury Bond      June 2008   $1,412,710       14,728
    1             EuroBobl        June 2008   $  176,160       (1,889)
    3        Euro Bund Futures    June 2008   $  553,488       (4,176)
    13      EuroDollar Futures    June 2009   $3,168,315        4,660
                                                              -------
TOTAL UNREALIZED APPRECIATION - NET                           $13,825
                                                              =======

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

-    Financial futures contracts sold as of March 31, 2008 were as follows:

                                                             UNREALIZED
                                 EXPIRATION      FACE       APPRECIATION
CONTRACTS          ISSUE            DATE         VALUE     (DEPRECIATION)
---------   ------------------   ----------   ----------   --------------
    29          5-Year U.S.
               Treasury Bond      June 2008   $3,313,114      $   317
    5       EuroDollar Futures    June 2010   $1,212,494       (3,431)
                                                              -------
TOTAL UNREALIZED DEPRECIATION - NET                           $(3,114)
                                                              =======

-    Forward foreign exchange contracts as of March 31, 2008 were as follows:

                                                 UNREALIZED
CURRENCY                          SETTLEMENT    APPRECIATION
PURCHASED        CURRENCY SOLD       DATE      (DEPRECIATION)
---------        --------------   ----------   --------------
JPY 40,051,104   USD    368,503    4/11/2008      $ 33,580
USD     74,185   EUR     50,821    4/23/2008        (5,987)
USD    208,796   JPY 22,165,000    4/23/2008       (13,894)
                                                  --------
TOTAL UNREALIZED APPRECIATION ON FORWARD
FOREIGN EXCHANGE CONTRACTS - NET                  $ 13,699
                                                  ========

-    Swaps outstanding as of March 31, 2008 were as follows:

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                        (000)     (DEPRECIATION)
                                                      ---------   --------------
Receive a fixed rate of 3.401% and pay 3.875% on
Treasury Inflation Protected Securities (TIPS)
adjusted principal

Broker, JPMorgan Chase
Expires January 2009                                  USD   171   $       (2,742)

Receive a fixed rate of 5.215% and pay a floating rate based on 3-month LIBOR

Broker, Lehman Brothers Special Financing
Expires October 2010                                  USD 1,000           62,847

Bought credit default protection on Sara Lee Corp.
and pay 0.57%

Broker, Lehman Brothers Special Financing
Expires December 2010                                 USD    60               36

Bought credit default protection on RadioShack
Corp. and pay 1.16%

Broker, UBS Warburg
Expires December 2010                                 USD    60              448

Bought credit default protection on Limited Brands, Inc. and pay 1.065%

Broker, UBS Warburg
Expires December 2010                                 USD    60            3,069

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                        (000)     (DEPRECIATION)
                                                      ---------   --------------
Receive a fixed rate of 4.17% and pay 3.50% on
Treasury Inflation Protected Securities (TIPS)
adjusted principal

Broker, Morgan Stanley Capital Services
Expires January 2011                                  USD   150   $       (9,464)

Sold credit default protection on SLM Corp. and receive 5.10%

Broker, Lehman Brothers Special Financing
Expires March 2011                                    USD    70           (6,556)

Bought credit default protection on Sara Lee Corp.
and pay 0.604%

Broker, JPMorgan Chase
Expires March 2011                                    USD    60               33

Bought credit default protection on Limited Brands, Inc. and pay 0.73%

Broker, Lehman Brothers Special Financing
Expires March 2011                                    USD   60             4,011

Bought credit default protection on Computer
Sciences Corp. and pay 0.88%

Broker, Morgan Stanley Capital Services
Expires June 2011                                     USD    60              164

Receive a fixed rate of 5.035% and pay a floating rate based on 3-month LIBOR

Broker, Morgan Stanley Capital Services
Expires November 2011                                 USD   600           42,542

Receive a fixed rate of 4.946% and pay a floating rate based on 3-month LIBOR

Broker, Citibank, NA
Expires December 2011                                 USD   500           34,300

Receive a fixed rate of 4.897% and pay a floating rate based on 3-month LIBOR

Broker, JPMorgan Chase
Expires December 2011                                 USD 1,000           66,888

Receive a fixed rate of 4.867% and pay a floating rate based on 3-month USD LIBOR

Broker, UBS Warburg
Expires October 2012                                  USD   400           28,053

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                        (000)     (DEPRECIATION)
                                                      ---------   --------------
Receive a fixed rate of 5.023% and pay a floating
rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires October 2012                                  USD   500   $       38,393

Receive a fixed rate of 3.055% and pay a floating rate based on 3-month USD LIBOR

Broker, Lehman Brothers Special Financing
Expires March 2013                                    USD   600           (6,487)

Receive a fixed rate of 3.38% and pay a floating rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires March 2013                                    USD   500            1,781

Pay a fixed rate of 3.393% and receive a floating rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires March 2013                                    USD   600           (2,493)

Pay a fixed rate of 3.60375% and receive a floating rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires March 2013                                    USD   500           (6,830)

Bought credit default protection on Dow Jones CDX
North America Investment Grade Index Series 10
Class V1 and pay 1.55%

Broker, Lehman Brothers Special Financing
Expires June 2013                                     USD   101              530

Bought credit default protection on Dow Jones CDX
North America Investment Grade Index 10 Series
V1and pay 1.55%

Broker, Morgan Stanley Capital Services
Expires June 2013                                     USD   101              388

Bought credit default protection on Eastman
Chemical Co. and pay 0.68%

Broker, Morgan Stanley Capital Services
Expires September 2013                                USD    55              744

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                        (000)     (DEPRECIATION)
                                                      ---------   --------------
Receive a fixed rate of 5.085% and pay a floating
rate based on 3-month LIBOR

Broker, Deutsche Bank AG London
Expires November 2016                                 USD   100   $        8,531

Receive a fixed rate of 5.16% and pay a floating rate based on 3-month LIBOR

Broker, Deutsche Bank AG London
Expires February 2017                                 USD   200           18,161

Pay a fixed rate of 5.725% and receive a floating rate based on 3-month LIBOR

Broker, Deutsche Bank AG London
Expires June 2017                                     USD   400          (54,076)

Pay a fixed rate of 5.722% and receive a floating rate based on 3-month USD LIBOR

Broker, Citibank, NA
Expires July 2017                                     USD   700          (94,278)

Pay a fixed rate of 5.6425% and receive a floating rate based on 3-month USD LIBOR

Broker, Citibank, NA
Expires July 2017                                     USD   300          (37,449)


Pay a fixed rate of 5.762% and receive a floating rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires July 2017                                     USD   700          (96,250)

Pay a fixed rate of 5.775% and receive a floating rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires July 2017                                     USD   700          (96,994)

Receive a fixed rate of 5.324% and pay a floating rate based on 3-month USD LIBOR

Broker, Citibank, NA
Expires August 2017                                   USD 1,000          103,220

Pay a fixed rate of 5.305% and receive a floating rate based on 3-month USD LIBOR

Broker, Citibank, NA
Expires October 2017                                  USD   800          (81,004)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BALANCED CAPITAL V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                        (000)     (DEPRECIATION)
                                                      ---------   --------------
Pay a fixed rate of 5.2875% and receive a floating
rate based on 3-month USD LIBOR

Broker, Deutsche Bank AG London
Expires October 2017                                  USD   300   $      (30,097)

Receive a fixed rate of 5% and pay a floating rate based on 3-month USD LIBOR

Broker, Morgan Stanley Capital Services
Expires November 2017                                 USD   100           10,762

Pay a fixed rate of 4.49375% and receive a floating rate based on 3-month USD LIBOR

Broker, Lehman Brothers Special Financing
Expires January 2018                                  USD   200           (7,008)

Pay a fixed rate of 4.585% and receive a floating rate based on 3-month USD LIBOR

Broker, Credit Suisse First Boston
Expires January 2018                                  USD   400          (17,029)

Receive a fixed rate of 5.409% and pay a floating rate based on 3-month LIBOR

Broker, Deutsche Bank AG London
Expires April 2027                                    USD   100           11,099
                                                                  --------------
TOTAL                                                             $     (112,757)
                                                                  ==============

-    Currency Abbreviations:

EUR   Euro

JPY   Japanese Yen

USD   U.S. Dollar

  BlackRock Variable Series Funds, Inc. - BlackRock Balanced Capital V.I. Fund

- Effective January 1, 2008, the BlackRock Balanced Capital V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 - price quotations in active markets/exchanges for identical securities

     - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

     - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS     SECURITIES      INSTRUMENTS*
----------------   --------------   ---------------
Level 1              $33,751,079       $  24,254
Level 2               21,146,517         142,152
Level 3                        0               0
                     -----------       ---------
TOTAL                $54,897,596       $ 166,406
                     ===========       =========

* Other financial instruments are derivative instruments, such as options, futures, swaps and forward contracts.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS
OF MARCH 31, 2008 (UNAUDITED)        (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                     SHARES     COMMON STOCKS                                           VALUE      PERCENT
----------------------------------------   ----------   -------------------------------------------------   ------------   -------
ABOVE-AVERAGE YIELD
DIVERSIFIED TELECOMMUNICATION SERVICES        420,095   AT&T Inc.                                           $ 16,089,639       2.2%
METALS & MINING                               335,100   Alcoa, Inc. (a)                                       12,083,706       1.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT      238,700   Analog Devices, Inc.                                   7,046,424       1.0
CAPITAL MARKETS                               349,934   The Bank of New York Mellon Corp.                     14,602,746       2.0
PHARMACEUTICALS                             1,184,600   Bristol-Myers Squibb Co.                              25,231,980       3.4
MULTI-UTILITIES                               189,200   Dominion Resources, Inc.                               7,726,928       1.1
CHEMICALS                                      80,600   The Dow Chemical Co.                                   2,970,110       0.4
CHEMICALS                                     363,600   E.I. du Pont de Nemours & Co. (a)                     17,001,936       2.3
OIL, GAS & CONSUMABLE FUELS                   403,700   Exxon Mobil Corp.                                     34,144,946       4.6
INDUSTRIAL CONGLOMERATES                      560,600   General Electric Co.                                  20,747,806       2.8
FOOD PRODUCTS                                 197,000   General Mills, Inc.                                   11,796,360       1.6
PHARMACEUTICALS                               154,700   GlaxoSmithKline Plc (b)                                6,563,921       0.9
AEROSPACE & DEFENSE                           153,200   Honeywell International, Inc.                          8,643,544       1.2
DIVERSIFIED FINANCIAL SERVICES                570,276   JPMorgan Chase & Co.                                  24,493,354       3.3
PHARMACEUTICALS                               118,300   Johnson & Johnson                                      7,674,121       1.1
PHARMACEUTICALS                               593,800   Pfizer, Inc.                                          12,428,234       1.7
ELECTRIC UTILITIES                            257,300   The Southern Co. (a)                                   9,162,453       1.3
DIVERSIFIED TELECOMMUNICATION SERVICES        367,400   Verizon Communications, Inc.                          13,391,730       1.8
PHARMACEUTICALS                               197,100   Wyeth                                                  8,230,896       1.1
                                                                                                            ------------   -------
                                                                                                             260,030,834      35.4
                                                                                                            ------------   -------
BELOW-AVERAGE PRICE/EARNINGS RATIO
INSURANCE                                     447,200   American International Group, Inc. (a)                19,341,400       2.6
DIVERSIFIED FINANCIAL SERVICES                365,414   Bank of America Corp.                                 13,852,845       1.9
HEALTH CARE PROVIDERS & SERVICES               91,900   Cardinal Health, Inc.                                  4,825,669       0.6
DIVERSIFIED FINANCIAL SERVICES                302,420   Citigroup, Inc.                                        6,477,836       0.9
OIL, GAS & CONSUMABLE FUELS                   113,500   Consol Energy, Inc.                                    7,853,065       1.1
ENERGY EQUIPMENT & SERVICES                   444,000   Halliburton Co.                                       17,462,520       2.4
COMPUTERS & PERIPHERALS                       284,231   Hewlett-Packard Co.                                   12,977,987       1.8
FOOD PRODUCTS                                 540,000   Kraft Foods, Inc.                                     16,745,400       2.3
INSURANCE                                     103,800   MetLife, Inc.                                          6,254,988       0.9
CAPITAL MARKETS                               343,100   Morgan Stanley                                        15,679,670       2.1
INSURANCE                                      83,900   Prudential Financial, Inc.                             6,565,175       0.9
INSURANCE                                     406,508   The Travelers Cos., Inc.                              19,451,408       2.6
FOOD PRODUCTS                                 647,800   Unilever NV (b)                                       21,850,294       3.0
IT SERVICES                                 1,633,600   Unisys Corp. (c)                                       7,236,848       1.0
OFFICE ELECTRONICS                          1,239,600   Xerox Corp.                                           18,556,812       2.5
                                                                                                            ------------   -------
                                                                                                             195,131,917      26.6
                                                                                                            ------------   -------
LOW PRICE-TO-BOOK VALUE
OIL, GAS & CONSUMABLE FUELS                   125,900   Anadarko Petroleum Corp.                               7,935,477       1.1
FOOD PRODUCTS                                 127,000   Archer-Daniels-Midland Co.                             5,227,320       0.7
OIL, GAS & CONSUMABLE FUELS                   155,700   Chevron Corp.                                         13,290,552       1.8
MACHINERY                                     140,500   Deere & Co.                                           11,301,820       1.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT      494,800   Fairchild Semiconductor
                                                        International, Inc. (c)                                5,898,016       0.8
INSURANCE                                     151,400   Hartford Financial Services Group, Inc.               11,471,578       1.6
HOUSEHOLD PRODUCTS                            233,900   Kimberly-Clark Corp.                                  15,098,245       2.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT    3,212,600   LSI Corp. (a)(c)                                      15,902,370       2.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT    1,876,500   Micron Technology, Inc. (a)(c)                        11,202,705       1.5
AEROSPACE & DEFENSE                           158,600   Northrop Grumman Corp.                                12,340,666       1.7
AEROSPACE & DEFENSE                           275,800   Raytheon Co. (a)                                      17,819,438       2.4
HOUSEHOLD DURABLES                             34,200   Sony Corp. (b)                                         1,370,394       0.2
COMPUTERS & PERIPHERALS                       355,975   Sun Microsystems, Inc. (c)                             5,528,292       0.8
MEDIA                                       1,542,600   Time Warner, Inc.                                     21,627,252       2.9

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                     SHARES     COMMON STOCKS                                           VALUE      PERCENT
----------------------------------------   ----------   -------------------------------------------------   ------------   -------
LOW PRICE-TO-BOOK VALUE (CONCLUDED)
ELECTRONIC EQUIPMENT & INSTRUMENTS             45,700   Tyco Electronics Ltd.                               $  1,568,424       0.2%
INDUSTRIAL CONGLOMERATES                      192,700   Tyco International Ltd.                                8,488,435       1.2
MEDIA                                         324,200   Walt Disney Co.                                       10,173,396       1.4
                                                                                                            ------------   -------
                                                                                                             176,244,380      24.0
                                                                                                            ------------   -------
PRICE-TO-CASH FLOW
OIL, GAS & CONSUMABLE FUELS                    61,600   Peabody Energy Corp.                                   3,141,600       0.4
DIVERSIFIED TELECOMMUNICATION SERVICES      2,024,400   Qwest Communications International Inc. (a)            9,170,532       1.3
                                                                                                            ------------   -------
                                                                                                              12,312,132       1.7
                                                                                                            ------------   -------
SPECIAL SITUATIONS
ENERGY EQUIPMENT & SERVICES                   535,100   BJ Services Co.                                       15,255,701       2.1
HEALTH CARE EQUIPMENT & SUPPLIES              113,600   Baxter International, Inc.                             6,568,352       0.9
HEALTH CARE EQUIPMENT & SUPPLIES              230,600   Covidien Ltd.                                         10,204,050       1.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT      661,700   Intel Corp.                                           14,014,806       1.9
COMPUTERS & PERIPHERALS                       192,910   International Business Machines Corp.                 22,211,657       3.0
PHARMACEUTICALS                               554,500   Schering-Plough Corp.                                  7,990,345       1.1
ENERGY EQUIPMENT & SERVICES                    44,370   Transocean, Inc.                                       5,998,824       0.8
                                                                                                            ------------   -------
                                                                                                              82,243,735      11.2
                                                                                                            ------------   -------
                                                        TOTAL  COMMON STOCKS
                                                        (COST - $687,701,276)                                725,962,998      98.9
                                                                                                            ------------   -------

                                           BENEFICIAL
                                            INTEREST
                                             (000)      SHORT-TERM SECURITIES
                                           ----------   -------------------------------------------------
                                           $    4,302   BlackRock Liquidity Series, LLC Cash Sweep
                                                        Series, 2.92% (d)(e)                                   4,302,488       0.6
                                               48,034   BlackRock Liquidity Series, LLC Money Market
                                                        Series, 3.10% (d)(e)(f)                               48,033,600       6.5
                                                                                                            ------------   -------
                                                        TOTAL SHORT-TERM SECURITIES
                                                        (COST - $52,336,088)                                  52,336,088       7.1
                                                                                                            ------------   -------
                                                        TOTAL INVESTMENTS BEFORE OPTIONS
                                                        WRITTEN (COST - $740,037,364*)                       778,299,086     106.0
                                                                                                            ------------   -------

                                            CONTRACTS   OPTIONS WRITTEN
                                           ----------   -------------------------------------------------
CALL OPTIONS WRITTEN                            1,894   Micron Technology, Inc., expiring July 2008 at
                                                        $9, Broker Credit Suisse                                 (23,675)     (0.0)
                                                        TOTAL OPTIONS WRITTEN
                                                        (PREMIUMS RECEIVED - $96,742)                            (23,675)     (0.0)
                                                                                                            ------------   -------
                                                        TOTAL INVESTMENTS, NET OF OPTIONS
                                                        WRITTEN (COST -$739,940,622)                         778,275,411     106.0
                                                                                                            ------------   -------
                                                        LIABILITIES IN EXCESS OF OTHER ASSETS                (43,964,529)     (6.0)
                                                                                                            ------------   -------
                                                        NET ASSETS                                          $734,310,882     100.0%
                                                                                                            ============   =======

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                             $747,321,964
                                           ============
Gross unrealized appreciation              $100,217,810
Gross unrealized depreciation               (69,240,688)
                                           ------------
Net unrealized appreciation                $ 30,977,122
                                           ============

(a)  Security, or a portion of security, is on loan.

(b)  Depositary receipts.

(c)  Non-income producing security.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK BASIC VALUE V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         NET
                                                       ACTIVITY   INTEREST
AFFILIATE                                               (000)      INCOME
---------                                             ---------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series     $(11,318)    $42,233
BlackRock Liquidity Series, LLC Money Market Series   $(42,702)    $66,647

(e)  Represents the current yield as of the report date.

(f)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Variable Series Funds, Inc. - BlackRock Basic Value V.I. Fund

- Effective January 1, 2008, the BlackRock Basic Value V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS     SECURITIES       INSTRUMENTS*
----------------   --------------   ---------------
Level 1             $725,962,998       $(23,675)
Level 2               52,336,088              0
Level 3                        0              0
                    ------------       --------
TOTAL               $778,299,086       $(23,675)
                    ============       ========

*    Other financial instruments are derivative instruments, such as options.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                            VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
AEROSPACE & DEFENSE - 4.2%                              10,100   Boeing Co.                                           $    751,137
                                                        24,300   Lockheed Martin Corp.                                   2,412,990
                                                         3,700   Precision Castparts Corp.                                 377,696
                                                        26,500   Spirit Aerosystems Holdings, Inc.
                                                                 Class A (c)                                               587,770
                                                        25,200   United Technologies Corp.                               1,734,264
                                                                                                                      ------------
                                                                                                                         5,863,857
                                                                                                                      ------------
BEVERAGES - 5.1%                                        46,400   The Coca-Cola Co.                                       2,824,368
                                                        73,900   Diageo Plc                                              1,490,114
                                                        38,700   PepsiCo, Inc.                                           2,794,140
                                                                                                                      ------------
                                                                                                                         7,108,622
                                                                                                                      ------------
BIOTECHNOLOGY - 4.2%                                    45,500   Celgene Corp. (c)                                       2,788,695
                                                        60,400   Gilead Sciences, Inc. (c)                               3,112,412
                                                                                                                      ------------
                                                                                                                         5,901,107
                                                                                                                      ------------
CAPITAL MARKETS - 3.3%                                  74,000   The Charles Schwab Corp.                                1,393,420
                                                         7,500   Franklin Resources, Inc.                                  727,425
                                                        31,100   State Street Corp.                                      2,456,900
                                                                                                                      ------------
                                                                                                                         4,577,745
                                                                                                                      ------------
CHEMICALS - 5.0%                                        12,200   Air Products & Chemicals, Inc.                          1,122,400
                                                        20,500   Monsanto Co.                                            2,285,750
                                                         6,900   The Mosaic Co. (c)                                        707,940
                                                         4,700   Potash Corp. of Saskatchewan, Inc.                        729,487
                                                        24,000   Praxair, Inc.                                           2,021,520
                                                                                                                      ------------
                                                                                                                         6,867,097
                                                                                                                      ------------
COMMUNICATIONS EQUIPMENT - 2.1%                        121,500   Cisco Systems, Inc. (c)                                 2,926,935
COMPUTERS & PERIPHERALS - 3.5%                          21,700   Apple, Inc. (c)                                         3,113,950
                                                        72,800   EMC Corp. (c)                                           1,043,952
                                                        14,900   Hewlett-Packard Co.                                       680,334
                                                                                                                      ------------
                                                                                                                         4,838,236
CONSTRUCTION & ENGINEERING - 1.5%                        9,000   Fluor Corp.                                             1,270,440
                                                        11,500   Jacobs Engineering Group, Inc. (c)                        846,285
                                                                                                                      ------------
                                                                                                                         2,116,725
                                                                                                                      ------------
DIVERSIFIED FINANCIAL SERVICES - 1.0%                   31,800   JPMorgan Chase & Co.                                    1,365,810
ELECTRICAL EQUIPMENT - 2.0%                             41,700   Emerson Electric Co. (d)                                2,145,882
                                                        11,800   General Cable Corp. (c)                                   697,026
                                                                                                                      ------------
                                                                                                                         2,842,908
                                                                                                                      ------------
ENERGY EQUIPMENT & SERVICES - 5.9%                      29,900   Grant Prideco, Inc. (c)                                 1,471,678
                                                        20,300   National Oilwell Varco, Inc. (c)                        1,185,114
                                                        29,100   Schlumberger Ltd.                                       2,531,700
                                                        17,785   Transocean, Inc.                                        2,404,532
                                                         8,700   Weatherford International Ltd. (c)                        630,489
                                                                                                                      ------------
                                                                                                                         8,223,513
                                                                                                                      ------------
FOOD & STAPLES RETAILING - 5.4%                        104,800   CVS Caremark Corp.                                      4,245,448
                                                        11,500   Costco Wholesale Corp.                                    747,155
                                                        46,300   Wal-Mart Stores, Inc.                                   2,439,084
                                                                                                                      ------------
                                                                                                                         7,431,687
                                                                                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%                 10,000   Alcon, Inc.                                             1,422,500
                                                        38,248   Hologic, Inc. (c)                                       2,126,589

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                            VALUE
-------------------------------------------------   ----------   ---------------------------------------------------  ------------
                                                         4,800   Intuitive Surgical, Inc. (c)                         $  1,556,880
                                                                                                                      ------------
                                                                                                                         5,105,969
                                                                                                                      ------------
HEALTH CARE PROVIDERS                                   28,500   Aetna, Inc.                                             1,199,565
& SERVICES - 1.4%                                       11,800   Express Scripts, Inc. (c)                                 758,976
                                                                                                                      ------------
                                                                                                                         1,958,541
                                                                                                                      ------------
HOTELS, RESTAURANTS & LEISURE - 1.8%                    45,700   McDonald's Corp.                                        2,548,689
HOUSEHOLD PRODUCTS - 3.8%                               74,900   The Procter & Gamble Co.                                5,248,243
IT SERVICES - 2.4%                                       7,800   MasterCard, Inc. Class A                                1,739,322
                                                        24,500   Visa, Inc. Class A (c)                                  1,527,820
                                                                                                                      ------------
                                                                                                                         3,267,142
                                                                                                                      ------------
INDUSTRIAL CONGLOMERATES - 2.4%                         91,400   General Electric Co.                                    3,382,714
INTERNET & CATALOG RETAIL - 1.5%                        29,500   Amazon.com, Inc. (c)                                    2,103,350
INTERNET SOFTWARE & SERVICES - 3.7%                     49,200   Akamai Technologies, Inc. (c)                           1,385,472
                                                         8,500   Google, Inc. Class A (c)                                3,743,995
                                                                                                                      ------------
                                                                                                                         5,129,467
                                                                                                                      ------------
LIFE SCIENCES TOOLS & SERVICES - 3.6%                   16,200   Covance, Inc. (c)                                       1,344,114
                                                        52,600   Thermo Fisher Scientific, Inc. (c)                      2,989,784
                                                        12,100   Waters Corp. (c)                                          673,970
                                                                                                                      ------------
                                                                                                                         5,007,868
                                                                                                                      ------------
MACHINERY - 1.8%                                        13,600   Deere & Co.                                             1,093,984
                                                        12,800   Flowserve Corp.                                         1,336,064
                                                                                                                      ------------
                                                                                                                         2,430,048
                                                                                                                      ------------
METALS & MINING - 1.7%                                  29,800   Barrick Gold Corp.                                      1,294,810
                                                        11,600   Freeport-McMoRan Copper & Gold, Inc.
                                                                 Class B                                                 1,116,152
                                                                                                                      ------------
                                                                                                                         2,410,962
                                                                                                                      ------------
MULTILINE RETAIL - 1.1%                                 25,600   J.C. Penney Co., Inc.                                     965,376
                                                        11,500   Target Corp.                                              582,820
                                                                                                                      ------------
                                                                                                                         1,548,196
                                                                                                                      ------------
OIL, GAS & CONSUMABLE FUELS - 2.5%                      28,900   Consol Energy, Inc.                                     1,999,591
                                                        14,000   Petroleo Brasileiro SA (a)                              1,429,540
                                                                                                                      ------------
                                                                                                                         3,429,131
                                                                                                                      ------------
PHARMACEUTICALS - 6.1%                                  45,900   Abbott Laboratories                                     2,531,385
                                                        35,800   Johnson & Johnson                                       2,322,346
                                                        41,600   Merck & Co., Inc.                                       1,578,720
                                                        44,200   Teva Pharmaceutical Industries Ltd. (a)                 2,041,598
                                                                                                                      ------------
                                                                                                                         8,474,049
                                                                                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR                          68,200   Intel Corp.                                             1,444,476
EQUIPMENT - 1.7%                                        46,100   Nvidia Corp. (c)                                          912,319
                                                                                                                      ------------
                                                                                                                         2,356,795
                                                                                                                      ------------
SOFTWARE - 6.1%                                         54,200   Adobe Systems, Inc. (c)                                 1,928,978
                                                       165,200   Microsoft Corp.                                         4,688,376
                                                        95,800   Oracle Corp. (c)                                        1,873,848
                                                                                                                      ------------
                                                                                                                         8,491,202
                                                                                                                      ------------
SPECIALTY RETAIL - 2.2%                                  8,700   Abercrombie & Fitch Co. Class A                           636,318
                                                        14,300   Best Buy Co., Inc.                                        592,878
                                                        14,700   GameStop Corp. Class A (c)                                760,137
                                                        31,500   TJX Cos., Inc.                                          1,041,705
                                                                                                                      ------------
                                                                                                                         3,031,038
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                            VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
TEXTILES, APPAREL & LUXURY                              29,100   Coach, Inc. (c)                                      $    877,365
GOODS - 0.6%
THRIFTS & MORTGAGE FINANCE - 0.7%                       38,000   Fannie Mae                                              1,000,160
TOBACCO - 2.0%                                          37,400   Altria Group, Inc.                                        830,280
                                                        37,400   Philip Morris International, Inc. (c)                   1,891,692
                                                                                                                      ------------
                                                                                                                         2,721,972
                                                                                                                      ------------
WIRELESS TELECOMMUNICATION SERVICES - 1.0%              18,600   China Mobile (Hong Kong) Ltd. (a)                       1,395,186
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS
                                                                 (COST - $131,854,418) - 95.0%                         131,982,329
                                                                                                                      ------------

                                                    BENEFICIAL
                                                     INTEREST
                                                      (000)      SHORT-TERM SECURITIES
                                                    ----------   ---------------------------------------------------
                                                    $    6,094   BlackRock Liquidity Series, LLC Cash Sweep Series,
                                                                 2.92% (b)(e)                                            6,094,351
                                                           403   BlackRock Liquidity Series, LLC Money Market
                                                                 Series, 3.10% (b)(e)(f)                                   402,800
                                                                                                                      ------------
                                                                 TOTAL SHORT-TERM SECURITIES
                                                                 (COST - $6,497,151) - 4.7%                              6,497,151
                                                                                                                      ------------

                                                     CONTRACTS   OPTIONS PURCHASED
                                                    ----------   ---------------------------------------------------
CALL OPTIONS PURCHASED                                     108   Apple, Inc., expiring July 2008 at $135                   210,060
                                                           607   Cisco Systems, Inc., expiring July 2008
                                                                 at $25                                                     89,229
                                                            83   Fannie Mae, expiring June 2008 at $22.5                    54,365
                                                           125   Monsanto Co., expiring July 2008 at $120                  118,125
                                                                                                                      ------------
                                                                 TOTAL OPTIONS PURCHASED
                                                                 (PREMIUMS PAID - $527,514) - 0.3%                         471,779
                                                                                                                      ------------
                                                                 TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN
                                                                 (COST - $138,879,083*) - 100.0%                       138,951,259
                                                                                                                      ------------
                                                                 OPTIONS WRITTEN
CALL OPTIONS WRITTEN                                       216   Apple, Inc., expiring July 2008 at $155                  (214,380)
                                                         1,214   Cisco Systems, Inc., expiring July 2008
                                                                 at $27.5                                                  (75,268)
                                                           166   Fannie Mae, expiring June 2008 at $26                     (75,530)
                                                           250   Monsanto Co., expiring July 2008 at $140                  (95,000)
                                                                                                                      ------------
                                                                 TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED -
                                                                 $569,029) - (0.3%)                                       (460,178)
                                                                                                                      ------------
                                                                 TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN
                                                                 (COST - $138,310,054) - 99.7%                         138,491,081
                                                                 OTHER ASSETS LESS LIABILITIES - 0.3%                      374,133
                                                                                                                      ------------
                                                                 NET ASSETS - 100.0%                                  $138,865,214
                                                                                                                      ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK FUNDAMENTAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $139,105,209
                                ============
Gross unrealized appreciation   $  7,963,426
Gross unrealized depreciation     (8,117,376)
                                ------------
Net unrealized depreciation     $   (153,950)
                                ============

(a)  Depositary receipts.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         NET
                                                      ACTIVITY   INTEREST
AFFILIATE                                               (000)     INCOME
---------                                             --------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series      $6,094     $49,960
BlackRock Liquidity Series, LLC Money Market Series    $  403     $ 1,594

(c)  Non-income producing security.

(d)  Security, or a portion of security, is on loan.

(e)  Represents the current yield as of March 31, 2008.

(f)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Variable Series Funds, Inc. - BlackRock Fundamental Growth V.I. Fund

- Effective January 1, 2008, the BlackRock International Value V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market -corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS     SECURITIES       INSTRUMENTS*
----------------   --------------   ---------------
Level 1             $131,982,329        $11,601
Level 2                6,497,151              0
Level 3                        0              0
                    ------------        -------
TOTAL               $138,479,480        $11,601
                    ============        =======

*    Other financial instruments are derivative instruments, such as options.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                         VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
AUSTRALIA -    BEVERAGES - 0.0%                    USD    47,100   Coca-Cola Amatil Ltd.                              $    365,880
0.8%
               METALS & MINING - 0.5%                     59,400   BHP Billiton Ltd.                                     1,943,972
                                                          28,450   Newcrest Mining Ltd.                                    867,636
                                                          18,200   Rio Tinto Ltd.                                        2,037,543
                                                          21,200   Zinifex Ltd.                                            193,360
                                                                                                                      ------------
                                                                                                                         5,042,511
                                                                                                                      ------------
               OIL, GAS & CONSUMABLE FUELS - 0.1%         26,000   Woodside Petroleum Ltd.                               1,294,998
               PAPER & FOREST PRODUCTS - 0.0%             71,500   Great Southern Plantations Ltd.                         110,105
               TRANSPORTATION INFRASTRUCTURE -
               0.2%                                      136,400   Macquarie Airports Group                                402,639
                                                         358,600   Macquarie Infrastructure Group                          911,076
                                                         129,396   Transurban Group                                        768,659
                                                                                                                      ------------
                                                                                                                         2,082,374
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN AUSTRALIA                      8,895,868
AUSTRIA -      DIVERSIFIED TELECOMMUNICATION
0.0%           SERVICES - 0.0%                             5,600   Telekom Austria AG                                      115,729
                                                                   TOTAL COMMON STOCKS IN AUSTRIA                          115,729
BELGIUM -      DIVERSIFIED FINANCIAL
0.1%           SERVICES - 0.1%                            52,599   Fortis                                                1,323,674
                                                                   TOTAL COMMON STOCKS IN BELGIUM                        1,323,674
BRAZIL - 1.9%  COMMERCIAL BANKS - 0.1%                       262   Banco Bradesco SA (a)(b)                                  7,109
                                                          19,400   Banco Bradesco SA                                       538,981
                                                           4,800   Uniao de Bancos Brasileiros SA (a)                      559,872
                                                                                                                      ------------
                                                                                                                         1,105,962
                                                                                                                      ------------
               CONSTRUCTION & ENGINEERING - 0.0%          37,800   Obrascon Huarte Lain Brasil SA                          381,296
               ELECTRIC UTILITIES - 0.0%                  21,300   Cia Energetica de Minas Gerais (a)                      384,252
               FOOD & STAPLES RETAILING - 0.1%            33,532   Cia Brasileira de Distribuicao Grupo Pao de
                                                                   Acucar (Preference Shares)                              686,998
               FOOD PRODUCTS - 0.2%                       26,600   Cosan SA Industria e Comercio                           391,110
                                                         109,000   JBS SA (b)                                              441,665
                                                         131,000   SLC Agricola SA                                       1,883,587
                                                                                                                      ------------
                                                                                                                         2,716,362
                                                                                                                      ------------
               HOUSEHOLD DURABLES - 0.1%                  43,000   Gafisa SA                                               713,113
               METALS & MINING - 0.3%                     90,000   Companhia Vale do Rio Doce (Preference 'A'
                                                                   Shares) (a)                                           2,623,500
                                                          20,400   Usinas Siderurgicas de Minas Gerais SA
                                                                   (Preference 'A' Shares)                               1,142,014
                                                                                                                      ------------
                                                                                                                         3,765,514
                                                                                                                      ------------
               OIL, GAS & CONSUMABLE FUELS - 1.0%        124,100   Petroleo Brasileiro SA (a)                           11,198,119
               ROAD & RAIL - 0.1%                         82,000   All America Latina Logistica SA                         822,477
               WIRELESS TELECOMMUNICATION
               SERVICES - 0.0%                           115,000   Vivo Participacoes SA (a)(c)                            685,400
                                                                   TOTAL COMMON STOCKS IN BRAZIL                        22,459,493
CANADA - 2.2%  AUTO COMPONENTS - 0.0%                        400   Magna International, Inc. (Class A)                      28,860
               COMMUNICATIONS EQUIPMENT - 0.0%            34,300   Nortel Networks Corp. (b)                               229,467
               DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.1%                               900   BCE, Inc.                                                30,357
                                                          14,900   TELUS Corp.                                             648,867
                                                                                                                      ------------
                                                                                                                           679,224
                                                                                                                      ------------
               FOOD PRODUCTS - 0.1%                       45,400   Vittera, Inc. (b)                                       640,894
               INSURANCE - 0.0%                              600   Sun Life Financial, Inc.                                 27,960
               METALS & MINING - 1.5%                    101,800   Alamos Gold, Inc. (b)                                   595,061
                                                          33,786   Barrick Gold Corp.                                    1,468,002

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                         VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
                                                         183,800   Eldorado Gold Corp. (b)                            $  1,267,771
                                                         140,300   Goldcorp, Inc.                                        5,436,625
                                                         196,085   Kinross Gold Corp. (b)                                4,374,637
                                                          82,000   Kinross Gold Corp.                                    1,813,020
                                                         160,000   Peak Gold Ltd. (b)(d)                                   105,996
                                                         135,200   Yamaha Gold, Inc.                                     1,983,645
                                                                                                                      ------------
                                                                                                                        17,044,757
                                                                                                                      ------------
               OIL, GAS & CONSUMABLE FUELS - 0.2%         11,200   Canadian Natural Resources Ltd.                         764,512
                                                             600   EnCana Corp.                                             45,450
                                                             900   Imperial Oil Ltd.                                        47,034
                                                          18,200   Petro-Canada                                            792,931
                                                             800   Petro-Canada (USD)                                       34,728
                                                          13,800   Talisman Energy, Inc.                                   244,554
                                                                                                                      ------------
                                                                                                                         1,929,209
                                                                                                                      ------------
               PAPER & FOREST PRODUCTS - 0.0%             28,000   Sino-Forest Corp. (b)                                   436,456
               ROAD & RAIL - 0.2%                         30,000   Canadian Pacific Railway Ltd.                         1,928,979
                                                          13,900   Canadian Pacific Railway Ltd. (USD)                     893,631
                                                                                                                      ------------
                                                                                                                         2,822,610
                                                                                                                      ------------
               WIRELESS TELECOMMUNICATION
               SERVICES - 0.1%                            30,100   Rogers Communications, Inc. Class B                   1,081,192
                                                                   TOTAL COMMON STOCKS IN CANADA                        24,920,629
CHILE - 0.2%   COMMERCIAL BANKS - 0.1%                    15,800   Banco Santander Chile SA (a)                            825,708
               ELECTRIC UTILITIES - 0.1%                  20,000   Enersis SA (a)                                          353,600
               FOOD & STAPLES RETAILING - 0.0%            72,000   Centros Comerciales Sudamericanos SA                    309,695
               MULTILINE RETAIL - 0.0%                    55,300   SACI Falabella                                          298,594
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN CHILE                          1,787,597
                                                                                                                      ------------
CHINA - 1.1%   AUTOMOBILES - 0.0%                        494,000   Denway Motors Ltd.                                      209,466
               DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.0%                            17,100   China Communications Services Corp. Ltd. (b)             11,623
               ELECTRICAL EQUIPMENT - 0.1%             1,391,400   Shanghai Electric Group Corp.                           849,216
               FOOD PRODUCTS - 0.2%                    1,881,225   Chaoda Modern Agriculture Holdings Ltd.               2,136,808
               INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS - 0.0%                     134,000   Huaneng Power International, Inc.                       101,757
               INDUSTRIAL CONGLOMERATES - 0.3%           676,151   Beijing Enterprises Holdings Ltd.                     2,580,315
                                                         901,000   Tianjin Development Holdings Ltd.                       615,898
                                                                                                                      ------------
                                                                                                                         3,196,213
                                                                                                                      ------------
               INSURANCE - 0.1%                           11,933   China Life Insurance Co. Ltd. (a)                       621,232
                                                          81,100   Ping An Insurance Group Co. of China Ltd.               574,697
                                                                                                                      ------------
                                                                                                                         1,195,929
                                                                                                                      ------------
               OIL, GAS & CONSUMABLE FUELS - 0.2%        606,300   China Shenhua Energy Co. Ltd. Class H                 2,422,816
               TRANSPORTATION INFRASTRUCTURE -
               0.1%                                      248,100   Hainan Meilan International Airport Co., Ltd.           256,942
                                                         144,000   Jiangsu Express                                         129,519
                                                         774,500   Tianjin Port Development Holdings Ltd.                  328,404
                                                       1,552,000   Xiamen International Port Co. Ltd.                      442,708
                                                                                                                      ------------
                                                                                                                         1,157,573
                                                                                                                      ------------
               WIRELESS TELECOMMUNICATION
               SERVICES - 0.1%                            89,000   China Mobile Ltd.                                     1,324,253
                                                                   TOTAL COMMON STOCKS IN CHINA                         12,277,250
DENMARK - 0.1% COMMERCIAL BANKS - 0.1%                    32,259   Danske Bank A/S                                       1,190,060
                                                                   TOTAL COMMON STOCKS IN DENMARK                        1,190,060
EGYPT - 0.1%   DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.1%                           147,694   Telecom Egypt                                           544,881
                                                                   TOTAL COMMON STOCKS IN EGYPT                            544,881
FINLAND - 0.0% COMMUNICATIONS EQUIPMENT - 0.0%             1,200   Nokia Oyj (a)                                            38,196

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                         VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
               ELECTRIC UTILITIES - 0.0%                   9,985   Fortum Oyj (b)                                     $    406,866
                                                                   TOTAL COMMON STOCKS IN FINLAND                          445,062
FRANCE - 0.9%  AUTOMOBILES - 0.0%                          2,300   Renault SA                                              254,543
               COMMERCIAL BANKS - 0.1%                    10,252   Societe Generale SA                                   1,003,819
               DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.2%                            69,000   France Telecom SA                                     2,320,298
               ELECTRIC UTILITIES - 0.1%                  12,870   Electricite de France SA                              1,119,758
               HEALTH CARE EQUIPMENT &                    23,500   Cie Generale d'Optique Essilor
               SUPPLIES - 0.2%                                     International SA
                                                                                                                         1,535,601
               MACHINERY - 0.1%                            4,992   Vallourec SA                                          1,211,885
               OIL, GAS & CONSUMABLE FUELS - 0.2%         34,451   Total SA                                              2,558,493
               PHARMACEUTICALS - 0.0%                      1,400   Sanofi-Aventis (a)                                       52,556
               SOFTWARE - 0.0%                             4,512   Inforgrames Entertainment SA                             95,414
                                                                   TOTAL COMMON STOCKS IN FRANCE                        10,152,367
GERMANY -
1.3%           AIR FREIGHT & LOGISTICS - 0.1%             49,532   Deutsche Post AG                                      1,513,150
               AUTOMOBILES - 0.2%                         21,979   Bayerische Motoren Werke AG                           1,214,135
                                                          19,126   DaimlerChrysler AG                                    1,635,075
                                                                                                                      ------------
                                                                                                                         2,849,210
                                                                                                                      ------------
               CHEMICALS - 0.2%                           23,684   Bayer AG                                              1,897,981
                                                             600   Bayer AG (a)                                             48,297
                                                                                                                      ------------
                                                                                                                         1,946,278
                                                                                                                      ------------
               DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.1%                            63,561   Deutsche Telekom AG                                   1,058,664
               ELECTRIC UTILITIES - 0.2%                  12,916   E.ON AG                                               2,391,074
               INDUSTRIAL CONGLOMERATES - 0.2%            15,901   Siemens AG                                            1,723,376
               INSURANCE - 0.2%                           10,630   Allianz AG Registered Shares                          2,105,828
               MULTI-UTILITIES - 0.1%                      9,377   RWE AG                                                1,152,639
                                                                   TOTAL COMMON STOCKS IN GERMANY                       14,740,219
HONG KONG -
0.6%           ELECTRIC UTILITIES - 0.1%                 204,600   Cheung Kong Infrastructure Holdings Ltd.                821,539
               INDUSTRIAL CONGLOMERATES - 0.1%           171,190   Hutchison Whampoa Ltd.                                1,620,032
               REAL ESTATE INVESTMENT TRUSTS
               (REITS) - 0.1%                            314,000   The Link REIT                                           696,375
               REAL ESTATE MANAGEMENT &
               DEVELOPMENT - 0.3%                         73,000   Cheung Kong Holdings Ltd.                             1,036,472
                                                          90,500   Sun Hung Kai Properties Ltd.                          1,411,691
                                                         223,737   Wharf Holdings Ltd.                                   1,053,621
                                                                                                                      ------------
                                                                                                                         3,501,784
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN HONG KONG                      6,639,730
INDIA - 1.2%   AUTOMOBILES - 0.1%                          7,500   Bajaj Auto Limited Entitlement 1 and 2 (b)              251,536
                                                           7,500   Bajaj Holdings and Investments Ltd.                     129,268
                                                          38,345   Tata Motors Ltd.                                        595,150
                                                                                                                      ------------
                                                                                                                           975,954
                                                                                                                      ------------
               COMMERCIAL BANKS - 0.1%                    25,950   State Bank of India Ltd.                              1,035,057
               CONSTRUCTION & ENGINEERING - 0.1%           9,100   Larsen & Toubro Ltd.                                    688,613
               CONSTRUCTION MATERIALS - 0.1%             362,695   Gujarat Ambuja Cements Ltd.                           1,094,323
               DIVERSIFIED FINANCIAL SERVICES -
               0.0%                                        8,005   Reliance Capital Ltd.                                   245,178
               ELECTRIC UTILITIES - 0.0%                      97   Reliance Energy Ltd.                                      3,024
               ELECTRICAL EQUIPMENT - 0.0%                10,700   Bharat Heavy Electricals Ltd.                           549,762
               IT SERVICES - 0.0%                         10,552   Infosys Technologies Ltd.                               378,709
               MEDIA - 0.1%                              170,193   Wire and Wireless India Ltd. (b)                        152,503
                                                         153,888   Zee News Ltd. (b)                                       194,853

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                         VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
                                                         164,187   Zee Telefilms Ltd.                                 $  1,006,934
                                                                                                                      ------------
                                                                                                                         1,354,290
               OIL, GAS & CONSUMABLE FUELS - 0.4%         13,500   Hindustan Petroleum Corp.                                86,276
                                                          72,000   Reliance Industries Ltd.                              4,066,241
                                                                                                                      ------------
                                                                                                                         4,152,517
                                                                                                                      ------------
               PHARMACEUTICALS - 0.0%                     10,100   Wockhardt Ltd.                                           67,040
               ROAD & RAIL - 0.1%                         20,000   Container Corp. of India                                860,319
               THRIFTS & MORTGAGE FINANCE - 0.1%          21,000   Housing Development Finance Corp.                     1,245,632
               WIRELESS TELECOMMUNICATION                 61,000   Reliance Communication Ventures Ltd.                    775,044
               SERVICES - 0.1%
                                                                   TOTAL COMMON STOCKS IN INDIA                         13,425,462
IRELAND - 0.1% CONSTRUCTION MATERIALS - 0.1%              29,955   CRH Plc                                               1,138,783
                                                                   TOTAL COMMON STOCKS IN IRELAND                        1,138,783
ISRAEL - 0.1%  PHARMACEUTICALS - 0.1%                     13,481   Teva Pharmaceutical Industries Ltd. (a)                 622,687
               SOFTWARE - 0.0%                            46,100   AFI Development Plc (a)(b)                              373,410
                                                          12,832   Ectel Ltd. (a)(b)                                        32,208
                                                                                                                      ------------
                                                                                                                           405,618
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN ISRAEL                         1,028,305
                                                                                                                      ------------
ITALY - 0.6%   COMMERCIAL BANKS - 0.3%                   235,199   Banca Intesa SpA                                      1,657,952
                                                         196,198   Unicredit SpA                                         1,312,406
                                                                                                                      ------------
                                                                                                                         2,970,358
                                                                                                                      ------------
               DIVERSIFIED TELECOMMUNICATION             509,238   Telecom Italia SpA                                    1,065,251
               SERVICES - 0.1%
               OIL, GAS & CONSUMABLE                      63,043   Eni SpA                                               2,149,838
               FUELS - 0.2%
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN ITALY                          6,185,447
                                                                                                                      ------------
JAPAN - 6.1%   AUTO COMPONENTS - 0.1%                     33,000   Toyota Industries Corp.                               1,171,950
               AUTOMOBILES - 0.2%                         13,600   Honda Motor Co., Ltd.                                   388,162
                                                          89,300   Suzuki Motor Corp.                                    2,253,105
                                                                                                                      ------------
                                                                                                                         2,641,267
                                                                                                                      ------------
               BEVERAGES - 0.4%                           67,295   Coca-Cola West Holdings Co., Ltd.                     1,620,265
                                                          15,000   Hokkaido Coca-Cola Bottling Co., Ltd.                    87,580
                                                         104,000   Kirin Holdings Co., Ltd.                              1,966,693
                                                          57,100   Mikuni Coca-Cola Bottling Co., Ltd.                     656,467
                                                                                                                      ------------
                                                                                                                         4,331,005
                                                                                                                      ------------
               BUILDING PRODUCTS - 0.1%                   73,800   Asahi Glass Co., Ltd.                                   813,666
                                                          18,300   Daikin Industries Ltd.                                  787,590
                                                                                                                      ------------
                                                                                                                         1,601,256
                                                                                                                      ------------
               CHEMICALS - 0.4%                          463,000   Mitsubishi Rayon Co., Ltd.                            1,481,711
                                                          31,500   Shin-Etsu Chemical Co., Ltd.                          1,627,458
                                                         247,500   Sumitomo Chemical Co., Ltd.                           1,584,119
                                                          84,000   Ube Industries Ltd.                                     272,191
                                                                                                                      ------------
                                                                                                                         4,965,479
                                                                                                                      ------------
               COMMERCIAL BANKS - 0.2%                    26,514   The Bank of Yokohama Ltd.                               180,076
                                                         120,330   Fukuoka Financial Group, Inc.                           626,518
                                                          88,800   Shinsei Bank Ltd.                                       293,090
                                                             115   Sumitomo Mitsui Financial Group, Inc.                   756,822
                                                                                                                      ------------
                                                                                                                         1,856,506
                                                                                                                      ------------
               CONSTRUCTION & ENGINEERING - 0.3%          70,000   JGC Corp.                                             1,068,820
                                                          66,000   Kinden Corp.                                            634,972
                                                         206,500   Okumura Corp.                                         1,052,388
                                                         100,900   Toda Corp.                                              415,018
                                                                                                                      ------------
                                                                                                                         3,171,198
                                                                                                                      ------------
               CONSUMER FINANCE - 0.1%                    26,000   Credit Saison Co., Ltd.                                 725,120

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                         VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
               DIVERSIFIED FINANCIAL SERVICES -
               0.2%                                        2,150   NCB Holdings Ltd. (b)                              $     79,550
                                                         143,000   RHJ International (b)                                 1,616,457
                                                          46,600   RHJ International (b)(e)                                526,762
                                                                                                                      ------------
                                                                                                                         2,222,769
                                                                                                                      ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS
               - 0.2%                                     56,000   Hoya Corp.                                            1,314,607
                                                          22,400   Murata Manufacturing Co., Ltd.                        1,112,360
                                                                                                                      ------------
                                                                                                                         2,426,967
                                                                                                                      ------------
               FOOD & STAPLES RETAILING - 0.2%            11,000   Ministop Co., Ltd.                                      215,299
                                                          62,000   Seven & I Holdings Co. Ltd.                           1,554,976
                                                                                                                      ------------
                                                                                                                         1,770,275
                                                                                                                      ------------
               FOOD PRODUCTS - 0.0%                       23,600   Ajinomoto Co., Inc.                                     239,125
                                                          14,000   House Foods Corp.                                       208,287
                                                                                                                      ------------
                                                                                                                           447,412
                                                                                                                      ------------
               GAS UTILITIES - 0.1%                      376,000   Tokyo Gas Co., Ltd.                                   1,520,144
               HOUSEHOLD DURABLES - 0.3%                  33,500   Daiwa House Industry Co., Ltd.                          331,706
                                                          86,500   Matsushita Electric Industrial Co., Ltd.              1,874,398
                                                          10,500   Rinnai Corp.                                            343,399
                                                         137,000   Sekisui House Ltd.                                    1,267,195
                                                           1,300   Sony Corp. (a)                                           52,091
                                                                                                                      ------------
                                                                                                                         3,868,789
                                                                                                                      ------------
               INSURANCE - 1.2%                          454,000   Aioi Insurance Co., Ltd.                              2,509,571
                                                         141,000   Millea Holdings, Inc.                                 5,205,457
                                                         357,000   Mitsui Sumitomo Insurance Co., Ltd.                   3,606,531
                                                         302,200   Nipponkoa Insurance Co., Ltd.                         2,304,093
                                                                                                                      ------------
                                                                                                                        13,625,652
                                                                                                                      ------------
               MACHINERY - 0.1%                          103,900   Kubota Corp.                                            645,206
                                                           7,500   Tadano Ltd.                                              75,241
                                                                                                                      ------------
                                                                                                                           720,447
                                                                                                                      ------------
               MEDIA - 0.1%                               59,500   Toho Co., Ltd.                                        1,396,770
               OFFICE ELECTRONICS - 0.2%                  42,550   Canon, Inc.                                           1,959,315
               PHARMACEUTICALS - 0.7%                     78,300   Astellas Pharma, Inc.                                 3,032,083
                                                          54,000   Mitsubishi Tanabe Pharma Corp.                          628,953
                                                          81,700   Takeda Pharmaceutical Co., Ltd.                       4,089,918
                                                                                                                      ------------
                                                                                                                         7,750,954
                                                                                                                      ------------
               REAL ESTATE MANAGEMENT &
               DEVELOPMENT - 0.1%                            263   Marco Polo Investment Holdings Ltd.                      73,500
                                                             660   NTT Urban Development Co.                               946,830
                                                                                                                      ------------
                                                                                                                         1,020,330
                                                                                                                      ------------
               ROAD & RAIL - 0.2%                            230   East Japan Railway Co.                                1,912,821
               SPECIALTY RETAIL - 0.0%                     8,100   Shimachu Co., Ltd.                                      243,374
               TEXTILES, APPAREL & LUXURY GOODS -
               0.0%                                       23,600   Asics Corp.                                             271,324
               TOBACCO - 0.1%                                225   Japan Tobacco, Inc.                                   1,126,354
               TRADING COMPANIES & DISTRIBUTORS -
               0.3%                                      121,000   Mitsubishi Corp.                                      3,653,792
               WIRELESS TELECOMMUNICATION
               SERVICES - 0.3%                             2,036   NTT DoCoMo, Inc.                                      3,084,230
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN JAPAN                         69,485,500
                                                                                                                      ------------
LUXEMBOURG -   METALS & MINING - 0.2%                     24,186   ArcelorMittal                                         1,980,975
0.2%
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN LUXEMBOURG                     1,980,975
                                                                                                                      ------------
MALAYSIA -     DIVERSIFIED TELECOMMUNICATION
0.4%           SERVICES - 0.0%                           165,000   Telekom Malaysia Bhd                                    546,819
               ELECTRIC UTILITIES - 0.1%                 551,203   Tenaga Nasional Bhd                                   1,266,638
               FOOD PRODUCTS - 0.2%                      869,518   IOI Corp. Bhd                                         1,930,148
               TOBACCO - 0.1%                             50,000   British American Tobacco Malaysia Bhd                   664,374

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                         VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
               TRANSPORTATION INFRASTRUCTURE -
               0.0%                                      189,600   PLUS Expressways Bhd                               $    189,689
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN MALAYSIA                       4,597,668
                                                                                                                      ------------
MEXICO - 0.3%  BEVERAGES - 0.1%                           30,700   Fomento Economico Mexicano, SA de CV (a)              1,282,646
               HOUSEHOLD DURABLES - 0.0%                  24,500   Urbi, Desarrollos Urbanos, SA de CV (b)                  80,065
               MEDIA - 0.0%                                9,100   Megacable Holdings SAB de CV (b)                         24,377
               WIRELESS TELECOMMUNICATION
               SERVICES - 0.2%                            23,800   America Movil, SA de CV (a)                           1,515,822
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN MEXICO                         2,902,910
                                                                                                                      ------------
NETHERLANDS -  CHEMICALS - 0.2%                           25,359   Akzo Nobel NV                                         2,034,613
0.2%
               FOOD PRODUCTS - 0.0%                       12,200   Unilever NV (a)                                         411,506
               INDUSTRIAL CONGLOMERATES - 0.0%             1,500   Koninklijke Philips Electronics NV                       57,510
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN THE NETHERLANDS                2,503,629
                                                                                                                      ------------
NEW ZEALAND -  DIVERSIFIED TELECOMMUNICATION
0.1%           SERVICES - 0.0%                           101,156   Telecom Corp. of New Zealand Ltd.                       297,438
               ELECTRIC UTILITIES - 0.1%                  57,000   Contact Energy Ltd.                                     358,059
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN NEW ZEALAND                      655,497
                                                                                                                      ------------
NORWAY - 0.1%  DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.0%                            20,800   Telenor ASA                                             398,244
               OIL, GAS & CONSUMABLE FUELS - 0.1%         25,638   Statoilhydro ASA                                        768,282
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN NORWAY                         1,166,526
                                                                                                                      ------------
PERU - 0.0%    METALS & MINING - 0.0%                        600   Southern Copper Corp.                                    62,298
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN PERU                              62,298
                                                                                                                      ------------
RUSSIA - 0.3%  METALS & MINING - 0.3%                     48,500   Cherepovets MK Severstal (a)                          1,098,525
                                                          13,600   Novolipetsk Steel (a)                                   557,600
                                                          22,700   Polyus Gold Co. ZAO (a)                               1,162,240
                                                                                                                      ------------
                                                                                                                         2,818,365
                                                                                                                      ------------
               TRANSPORTATION INFRASTRUCTURE -
               0.0%                                        8,500   Novorossiysk Commercial Sea Port (a)(b)                 127,500
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN RUSSIA                         2,945,865
                                                                                                                      ------------
SINGAPORE -    COMMERCIAL BANKS - 0.1%                   151,800   Oversea-Chinese Banking Corp.                           893,298
1.1%
               DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.3%                         1,127,230   Singapore Telecommunications Ltd.                     3,202,056
               HEALTH CARE PROVIDERS & SERVICES -
               0.1%                                      396,000   Parkway Holdings Ltd.                                   920,629
               INDUSTRIAL CONGLOMERATES - 0.3%           344,000   Fraser and Neave Ltd.                                 1,212,104
                                                         333,000   Keppel Corp. Ltd.                                     2,395,074
                                                                                                                      ------------
                                                                                                                         3,607,178
                                                                                                                      ------------
               MEDIA - 0.0%                              120,000   Singapore Press Holdings Ltd.                           401,032
               REAL ESTATE INVESTMENT TRUSTS
               (REITS) - 0.0%                             19,800   Parkway Life Real Estate Investment Trust                17,118
               REAL ESTATE MANAGEMENT &
               DEVELOPMENT - 0.2%                        344,000   CapitaLand Ltd.                                       1,586,981
                                                          99,329   Keppel Land Ltd.                                        400,506
                                                                                                                      ------------
                                                                                                                         1,987,487
                                                                                                                      ------------
               TRADING COMPANIES & DISTRIBUTORS -
               0.0%                                      205,467   Noble Group Ltd.                                        328,401
               WIRELESS TELECOMMUNICATION
               SERVICES - 0.1%                           488,430   MobileOne Ltd.                                          752,277
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN SINGAPORE                     12,109,476
                                                                                                                      ------------
SOUTH AFRICA   METALS & MINING - 0.1%                      3,600   Anglo Platinum Ltd.                                     528,237
- 0.2%
                                                          26,700   Gold Fields Ltd. (a)                                    369,261
                                                          14,100   Impala Platinum Holdings Ltd.                           544,180
                                                                                                                      ------------
                                                                                                                         1,441,678
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                         VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
               OIL, GAS & CONSUMABLE FUELS - 0.1%          7,300   Sasol Ltd.                                         $    349,761
               PAPER & FOREST PRODUCTS - 0.0%              6,051   Mondi Ltd.                                               51,109
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN SOUTH AFRICA                   1,842,548
                                                                                                                      ------------
SOUTH KOREA -
1.6%           CHEMICALS - 0.1%                           27,100   Samsung Fine Chemicals Co., Ltd.                      1,474,923
               COMMERCIAL BANKS - 0.1%                    18,700   Daegu Bank                                              251,133
                                                           8,300   Hana Financial Group, Inc.                              339,425
                                                          10,100   Kookmin Bank                                            564,992
                                                          20,800   Pusan Bank                                              260,433
                                                                                                                      ------------
                                                                                                                         1,415,983
                                                                                                                      ------------
               DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.2%                            94,000   KT Corp. (a)                                          2,232,500
               ELECTRIC UTILITIES - 0.1%                  31,200   Korea Electric Power Corp.                              946,696
               ELECTRICAL EQUIPMENT - 0.1%                16,000   LS Cable Ltd.                                         1,445,953
               ELECTRONIC EQUIPMENT & INSTRUMENTS
               - 0.0%                                     23,000   Fine DNC Co., Ltd.                                       79,194
                                                          20,500   Interflex Co., Ltd.                                      84,662
                                                                                                                      ------------
                                                                                                                           163,856
                                                                                                                      ------------
               FOOD PRODUCTS - 0.1%                        3,663   CJ Cheil Jedang Corp. (b)                               813,712
                                                           1,100   Nong Shim Co., Ltd.                                     200,485
                                                                                                                      ------------
                                                                                                                         1,014,197
                                                                                                                      ------------
               HOTELS, RESTAURANTS & LEISURE -
               0.0%                                       97,918   Paradise Co. Ltd.                                       316,391
               INDUSTRIAL CONGLOMERATES - 0.1%             6,237   CJ Corp.                                                438,325
               INSURANCE - 0.2%                           15,900   Dongbu Insurance Co., Ltd.                              610,087
                                                          61,404   Korean Reinsurance Co.                                  626,223
                                                          82,122   Meritz Fire & Marine Insurance Co. Ltd.                 747,129
                                                                                                                      ------------
                                                                                                                         1,983,439
                                                                                                                      ------------
               METALS & MINING - 0.2%                      2,387   POSCO                                                 1,147,283
                                                          14,000   POSCO (a)                                             1,665,720
                                                                                                                      ------------
                                                                                                                         2,813,003
                                                                                                                      ------------
               MULTILINE RETAIL - 0.0%                     9,400   Lotte Shopping Co. (a)(e)                               142,374
               TEXTILES, APPAREL & LUXURY GOODS -
               0.1%                                       11,053   Cheil Industries, Inc.                                  537,388
               TOBACCO - 0.2%                             28,900   KT&G Corp.                                            2,264,492
               WIRELESS TELECOMMUNICATION
               SERVICES - 0.1%                             3,300   SK Telecom Co., Ltd.                                    621,447
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN SOUTH KOREA                   17,810,967
                                                                                                                      ------------
SPAIN - 0.3%   COMMERCIAL BANKS - 0.2%                   113,035   Banco Santander SA                                    2,252,098
               ELECTRIC UTILITIES - 0.1%                  59,700   Iberdrola Renovables (b)                                415,650
               TRANSPORTATION INFRASTRUCTURE -
               0.0%                                       24,806   Cintra Concesiones de Infraestructuras de
                                                                   Transporte SA                                           366,954
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN SPAIN                          3,034,702
                                                                                                                      ------------
SWITZERLAND -
1.3%           CAPITAL MARKETS - 0.2%                     35,024   Credit Suisse Group                                   1,782,764
               DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.1%                             3,574   Swisscom AG                                           1,224,503
               FOOD PRODUCTS - 0.5%                       10,501   Nestle SA Registered Shares                           5,247,328
               INSURANCE - 0.2%                           12,622   Swiss Reinsurance Co. Registered Shares               1,102,566
                                                           4,747   Zurich Financial Services AG                          1,494,939
                                                                                                                      ------------
                                                                                                                         2,597,505
                                                                                                                      ------------
               PHARMACEUTICALS - 0.3%                     46,154   Novartis AG Registered Shares                         2,365,561
                                                           8,741   Roche Holding AG                                      1,645,044
                                                                                                                      ------------
                                                                                                                         4,010,605
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN SWITZERLAND                   14,862,705
                                                                                                                      ------------
TAIWAN - 0.8%  COMMERCIAL BANKS - 0.0%                   452,320   Chinatrust Financial Holding Co. (b)                    436,992
               CONSTRUCTION MATERIALS - 0.2%           1,122,989   Taiwan Cement Corp.                                   2,177,259

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                         VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
               DIVERSIFIED FINANCIAL SERVICES -
               0.0%                                      302,500   Fubon Financial Holding Co. Ltd.                   $    343,529
               DIVERSIFIED TELECOMMUNICATION
               SERVICES - 0.3%                           405,040   Chunghwa Telecom Co., Ltd.                            1,065,281
                                                          91,775   Chunghwa Telecom Co., Ltd. (a)                        2,387,986
                                                                                                                      ------------
                                                                                                                         3,453,267
                                                                                                                      ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS
               - 0.2%                                    381,288   Delta Electronics, Inc.                               1,127,065
                                                         152,000   HON HAI Precision Industry Co., Ltd.                    870,587
                                                                                                                      ------------
                                                                                                                         1,997,652
                                                                                                                      ------------
               INSURANCE - 0.1%                          361,059   Cathay Financial Holding Co., Ltd.                      921,084
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN TAIWAN                         9,329,783
                                                                                                                      ------------
THAILAND -
0.5%           COMMERCIAL BANKS - 0.1%                   566,100   Siam Commercial Bank PCL                              1,627,189
               CONSTRUCTION MATERIALS - 0.1%             106,000   Siam Cement PCL Foreign Shares                          733,937
               ELECTRONIC EQUIPMENT & INSTRUMENTS
               - 0.0%                                    547,800   Hana Microelectronics PCL                               321,877
               FOOD PRODUCTS - 0.0%                      172,800   Thai Union Frozen Products PCL Foreign Shares           110,315
               OIL, GAS & CONSUMABLE FUELS - 0.2%        123,500   PTT Exploration & Production PCL                        592,298
                                                         178,500   PTT Public Company THB10                              1,791,520
                                                                                                                      ------------
                                                                                                                         2,383,818
                                                                                                                      ------------
               TRANSPORTATION INFRASTRUCTURE -
               0.1%                                      284,300   Airports of Thailand PCL                                514,693
                                                         256,600   Bangkok Expressway PCL Foreign Shares                   165,443
                                                                                                                      ------------
                                                                                                                           680,136
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN THAILAND                       5,857,272
                                                                                                                      ------------
UNITED
KINGDOM -
2.8%           AEROSPACE & DEFENSE - 0.2%                187,974   BAE Systems Plc                                       1,810,276
               BEVERAGES - 0.4%                           55,800   Diageo Plc (a)                                        4,537,656
               COMMERCIAL BANKS - 0.2%                    84,964   Barclays Plc                                            763,862
                                                          55,697   HSBC Holdings Plc                                       917,469
                                                                                                                      ------------
                                                                                                                         1,681,331
                                                                                                                      ------------
               DIVERSIFIED FINANCIAL SERVICES -
               0.0%                                      301,004   Guinness Peat Group Plc                                 388,105
               FOOD PRODUCTS - 0.4%                       36,600   Cadbury Schweppes Plc (a)                             1,618,452
                                                          42,000   Premier Foods Plc                                        93,566
                                                          72,887   Unilever Plc                                          2,457,678
                                                                                                                      ------------
                                                                                                                         4,169,696
                                                                                                                      ------------
               INSURANCE - 0.1%                          114,354   Prudential Plc                                        1,510,362
               METALS & MINING - 0.3%                     34,482   Anglo American Plc                                    2,072,191
                                                          59,380   BHP Billiton Plc                                      1,761,825
                                                                                                                      ------------
                                                                                                                         3,834,016
                                                                                                                      ------------
               OIL, GAS & CONSUMABLE FUELS - 0.5%        244,786   BP Plc                                                2,487,356
                                                          12,400   Royal Dutch Shell Plc (a)                               855,352
                                                          83,265   Royal Dutch Shell Plc Class B                         2,802,656
                                                                                                                      ------------
                                                                                                                         6,145,364
                                                                                                                      ------------
               PAPER & FOREST PRODUCTS - 0.0%             15,127   Mondi Plc                                               126,033
               PHARMACEUTICALS - 0.1%                     48,411   GlaxoSmithKline Plc                                   1,024,195
                                                           1,300   GlaxoSmithKline Plc (a)                                  55,159
                                                                                                                      ------------
                                                                                                                         1,079,354
                                                                                                                      ------------
               TOBACCO - 0.2%                             48,567   British American Tobacco Plc                          1,822,696
               WIRELESS TELECOMMUNICATION
               SERVICES - 0.4%                         1,191,247   Vodafone Group Plc                                    3,567,570
                                                          40,580   Vodafone Group Plc (a)                                1,197,516
                                                                                                                      ------------
                                                                                                                         4,765,086
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN THE
                                                                   UNITED KINGDOM                                       31,869,975
                                                                                                                      ------------
UNITED STATES
- 26.0%        AEROSPACE & DEFENSE - 0.2%                  4,900   Boeing Co.                                              364,413
                                                           3,900   General Dynamics Corp.                                  325,143
                                                             600   Goodrich Corp.                                           34,506
                                                             600   Honeywell International, Inc.                            33,852

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                         VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
                                                             400   L-3 Communications Holdings, Inc.                  $     43,736
                                                             300   Lockheed Martin Corp.                                    29,790
                                                             400   Northrop Grumman Corp.                                   31,124
                                                           5,400   Precision Castparts Corp.                               551,232
                                                             500   Raytheon Co.                                             32,305
                                                          13,400   Spirit Aerosystems Holdings, Inc. Class A (b)           297,212
                                                                                                                      ------------
                                                                                                                         1,743,313
                                                                                                                      ------------
               AIR FREIGHT & LOGISTICS - 0.0%              2,000   FedEx Corp.                                             185,340
               AIRLINES - 0.0%                               600   Continental Airlines, Inc. Class B (b)                   11,538
               AUTO COMPONENTS - 0.0%                        900   Johnson Controls, Inc.                                   30,420
                                                             200   WABCO Holdings, Inc.                                      9,124
                                                                                                                      ------------
                                                                                                                            39,544
                                                                                                                      ------------
               AUTOMOBILES - 0.1%                         76,500   General Motors Corp.                                  1,457,325
               BEVERAGES - 0.2%                           23,800   The Coca-Cola Co.                                     1,448,706
                                                           1,800   Coca-Cola Enterprises, Inc.                              43,560
                                                          17,400   Constellation Brands, Inc. Class A (b)                  307,458
                                                           1,000   Pepsi Bottling Group, Inc.                               33,910
                                                           7,300   PepsiAmericas, Inc.                                     186,369
                                                                                                                      ------------
                                                                                                                         2,020,003
                                                                                                                      ------------
               BIOTECHNOLOGY - 0.0%                       18,300   Senomyx, Inc. (b)(c)                                    107,970
               CAPITAL MARKETS - 0.7%                     69,537   The Bank of New York Mellon Corp.                     2,901,779
                                                           7,000   The Goldman Sachs Group, Inc.                         1,157,730
                                                          50,400   Northern Trust Corp.                                  3,350,088
                                                          15,000   State Street Corp.                                    1,185,000
                                                                                                                      ------------
                                                                                                                         8,594,597
                                                                                                                      ------------
               CHEMICALS - 0.3%                              500   CF Industries Holdings, Inc.                             51,810
                                                           1,000   Celanese Corp. Series A                                  39,050
                                                          36,100   The Dow Chemical Co.                                  1,330,285
                                                          33,000   E.I. du Pont de Nemours & Co.                         1,543,080
                                                             600   Lubrizol Corp.                                           33,306
                                                           1,100   Terra Industries, Inc. (b)                               39,083
                                                                                                                      ------------
                                                                                                                         3,036,614
                                                                                                                      ------------
               COMMERCIAL SERVICES & SUPPLIES -
               0.0%                                          300   Manpower, Inc.                                           16,878
                                                           1,200   Republic Services, Inc. Class A                          35,088
                                                                                                                      ------------
                                                                                                                            51,966
                                                                                                                      ------------
               COMMUNICATIONS EQUIPMENT - 1.5%           309,700   3Com Corp. (b)                                          709,213
                                                          60,500   Ciena Corp. (b)                                       1,865,215
                                                         235,400   Cisco Systems, Inc. (b)                               5,670,786
                                                         110,900   Comverse Technology, Inc. (b)                         1,707,860
                                                         102,900   Corning, Inc.                                         2,473,716
                                                          38,500   Extreme Networks, Inc. (b)                              119,350
                                                          11,962   JDS Uniphase Corp. (b)                                  160,171
                                                           1,200   Juniper Networks, Inc. (b)                               30,000
                                                          64,500   Motorola, Inc.                                          599,850
                                                          89,600   Polycom, Inc. (b)                                     2,019,584
                                                          41,600   QUALCOMM, Inc.                                        1,705,600
                                                          13,700   Tellabs, Inc. (b)                                        74,665
                                                                                                                      ------------
                                                                                                                        17,136,010
                                                                                                                      ------------
               COMPUTERS & PERIPHERALS - 0.6%              1,900   EMC Corp. (b)                                            27,246
                                                          22,811   Hewlett-Packard Co.                                   1,041,550
                                                          37,500   International Business Machines Corp.                 4,317,750
                                                          31,000   Lexmark International, Inc. Class A (b)                 952,320
                                                           1,600   Seagate Technology                                       33,504
                                                          45,450   Sun Microsystems, Inc. (b)                              705,839

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                         VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
                                                             700   Teradata Corp. (b)                                 $     15,442
                                                           1,600   Western Digital Corp. (b)                                43,264
                                                                                                                      ------------
                                                                                                                         7,136,915
                                                                                                                      ------------
               CONSTRUCTION & ENGINEERING - 0.2%          40,320   Foster Wheeler Ltd. (b)                               2,282,918
                                                          13,531   KBR, Inc.                                               375,215
                                                                                                                      ------------
                                                                                                                         2,658,133
                                                                                                                      ------------
               CONSUMER FINANCE - 0.0%                       150   Discover Financial Services, Inc.                         2,456
               CONTAINERS & PACKAGING - 0.1%              26,100   Crown Holdings, Inc. (b)                                656,676
                                                           1,000   Owens-Illinois, Inc. (b)                                 56,430
                                                          24,000   Smurfit-Stone Container Corp. (b)                       184,800
                                                                                                                      ------------
                                                                                                                           897,906
                                                                                                                      ------------
               DISTRIBUTORS - 0.0%                           700   Genuine Parts Co.                                        28,154
               DIVERSIFIED FINANCIAL SERVICES -
               0.1%                                       11,200   Bank of America Corp.                                   424,592
                                                          17,900   JPMorgan Chase & Co.                                    768,805
                                                                                                                      ------------
                                                                                                                         1,193,397
                                                                                                                      ------------
               DIVERSIFIED TELECOMMUNICATION
               SERVICES - 1.2%                           218,772   AT&T Inc.                                             8,378,968
                                                             183   AboveNet, Inc. (b)(d)                                    12,993
                                                             500   CenturyTel, Inc.                                         16,620
                                                           4,220   Embarq Corp.                                            169,222
                                                          14,500   General Communication, Inc. Class A (b)                  89,030
                                                         178,800   Qwest Communications International Inc.                 809,964
                                                         127,000   Verizon Communications, Inc.                          4,629,150
                                                          20,378   Windstream Corp.                                        243,517
                                                                                                                      ------------
                                                                                                                        14,349,464
                                                                                                                      ------------
               ELECTRIC UTILITIES - 0.3%                   2,000   Duke Energy Corp.                                        35,700
                                                           1,500   Exelon Corp.                                            121,905
                                                          25,700   FPL Group, Inc.                                       1,612,418
                                                             800   FirstEnergy Corp.                                        54,896
                                                          24,300   Mirant Corp. (b)                                        884,277
                                                          26,100   PPL Corp.                                             1,198,512
                                                                                                                      ------------
                                                                                                                         3,907,708
                                                                                                                      ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS
               - 0.1%                                        900   Avnet, Inc. (b)                                          29,457
                                                          14,278   Tyco Electronics Ltd.                                   490,021
                                                                                                                      ------------
                                                                                                                           519,478
                                                                                                                      ------------
               ENERGY EQUIPMENT & SERVICES - 1.1%         37,900   Complete Production Services, Inc. (b)                  869,426
                                                          10,700   ENSCO International, Inc.                               670,034
                                                          36,300   Grant Prideco, Inc. (b)                               1,786,686
                                                          29,160   Halliburton Co.                                       1,146,863
                                                          24,500   Key Energy Services, Inc. (b)                           328,790
                                                          11,100   Nabors Industries Ltd. (b)                              374,847
                                                          17,600   National Oilwell Varco, Inc. (b)                      1,027,488
                                                          13,700   Noble Corp.                                             680,479
                                                          29,500   Schlumberger Ltd.                                     2,566,500
                                                           8,800   Smith International, Inc.                               565,224
                                                          13,125   Transocean, Inc.                                      1,774,500
                                                           9,100   Weatherford International Ltd. (b)                      659,477
                                                                                                                      ------------
                                                                                                                        12,450,314
                                                                                                                      ------------
               FOOD & STAPLES RETAILING - 0.1%            17,435   CVS Caremark Corp.                                      706,292
                                                           1,100   The Kroger Co.                                           27,940
                                                           7,982   SUPERVALU, Inc.                                         239,300
                                                           7,600   Wal-Mart Stores, Inc.                                   400,368
                                                                                                                      ------------
                                                                                                                         1,373,900
                                                                                                                      ------------
               FOOD PRODUCTS - 0.4%                       19,900   ConAgra Foods, Inc.                                     476,605
                                                          15,800   H.J. Heinz Co.                                          742,126
                                                           1,400   Hormel Foods Corp.                                       58,324

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                          VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
                                                         104,818   Kraft Foods, Inc.                                  $  3,250,406
                                                          15,100   Sara Lee Corp.                                          211,098
                                                                                                                      ------------
                                                                                                                         4,738,559
                                                                                                                      ------------
               HEALTH CARE EQUIPMENT & SUPPLIES -
               0.3%                                        9,100   Baxter International, Inc.                              526,162
                                                          36,400   Boston Scientific Corp. (b)                             468,468
                                                          14,278   Covidien Ltd.                                           631,802
                                                          34,300   Medtronic, Inc.                                       1,659,091
                                                                                                                      ------------
                                                                                                                         3,285,523
                                                                                                                      ------------
               HEALTH CARE PROVIDERS & SERVICES -
               0.9%                                       40,400   Aetna, Inc.                                           1,700,436
                                                          15,700   AmerisourceBergen Corp.                                 643,386
                                                          22,400   Cigna Corp.                                             908,768
                                                          13,400   Coventry Health Care, Inc. (b)                          540,690
                                                          12,300   DaVita, Inc. (b)                                        587,448
                                                             700   Express Scripts, Inc. (b)                                45,024
                                                             700   Health Net, Inc. (b)                                     21,560
                                                          15,840   HealthSouth Corp. (b)(c)                                281,794
                                                          26,100   Humana, Inc. (b)                                      1,170,846
                                                          17,800   McKesson Corp.                                          932,186
                                                          21,300   Medco Health Solutions, Inc. (b)                        932,727
                                                             758   PharMerica Corp. (b)                                     12,560
                                                          31,250   UnitedHealth Group, Inc.                              1,073,750
                                                          22,400   WellPoint, Inc. (b)                                     988,512
                                                                                                                      ------------
                                                                                                                         9,839,687
                                                                                                                      ------------
               HOTELS, RESTAURANTS & LEISURE -
               0.5%                                       26,900   McDonald's Corp.                                      1,500,213
                                                         102,000   Panera Bread Co. Class A (b)                          4,272,780
                                                                                                                      ------------
                                                                                                                         5,772,993
                                                                                                                      ------------
               HOUSEHOLD DURABLES - 0.0%                     400   Mohawk Industries, Inc. (b)                              28,644
               HOUSEHOLD PRODUCTS - 0.7%                     900   Clorox Co.                                               50,976
                                                         107,100   The Procter & Gamble Co.                              7,504,497
                                                                                                                      ------------
                                                                                                                         7,555,473
                                                                                                                      ------------
               IT SERVICES - 0.0%                            900   Accenture Ltd. Class A                                   31,653
                                                           1,100   Affiliated Computer Services, Inc. Class A (b)           55,121
                                                             700   Computer Sciences Corp. (b)                              28,553
                                                             500   DST Systems, Inc. (b)                                    32,870
                                                           1,200   Electronic Data Systems Corp.                            19,980
                                                           1,400   Hewitt Associates, Inc. Class A (b)                      55,678
                                                                                                                      ------------
                                                                                                                           223,855
                                                                                                                      ------------
               INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS - 0.2%                      30,000   The AES Corp. (b)                                       500,100
                                                          14,600   Constellation Energy Group, Inc.                      1,288,742
                                                          48,206   Dynegy, Inc. Class A (b)                                380,345
                                                           4,900   NRG Energy, Inc. (b)                                    191,051
                                                                                                                      ------------
                                                                                                                         2,360,238
                                                                                                                      ------------
               INDUSTRIAL CONGLOMERATES - 1.3%           377,700   General Electric Co.                                 13,978,677
                                                           1,000   Textron, Inc.                                            55,420
                                                          15,078   Tyco International Ltd.                                 664,186
                                                                                                                      ------------
                                                                                                                        14,698,283
                                                                                                                      ------------
               INSURANCE - 2.2%                           42,200   ACE Ltd.                                              2,323,532
                                                           1,200   The Allstate Corp.                                       57,672
                                                         208,100   American International Group, Inc.                    9,000,325
                                                          20,786   Assurant, Inc.                                        1,265,036
                                                             800   Axis Capital Holdings Ltd.                               27,184
                                                             700   CNA Financial Corp.                                      18,053
                                                          11,300   Chubb Corp.                                             559,124
                                                           5,400   Darwin Professional Underwriters, Inc. (b)              121,446
                                                          36,100   Endurance Specialty Holdings Ltd.                     1,321,260

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                         VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
                                                           4,300   Everest Re Group Ltd.                              $    384,979
                                                         136,600   Fidelity National Title Group, Inc. Class A           2,503,878
                                                             700   Genworth Financial, Inc. Class A                         15,848
                                                          14,300   Hartford Financial Services Group, Inc.               1,083,511
                                                          20,100   IPC Holdings, Ltd.                                      562,800
                                                             300   Lincoln National Corp.                                   15,600
                                                             600   Loews Corp.                                              24,132
                                                          12,900   Marsh & McLennan Cos., Inc.                             314,115
                                                          15,500   Platinum Underwriters Holdings Ltd.                     503,130
                                                           4,900   Prudential Financial, Inc.                              383,425
                                                          12,400   RenaissanceRe Holdings Ltd.                             643,684
                                                          33,145   The Travelers Cos., Inc.                              1,585,988
                                                         100,445   XL Capital Ltd. Class A                               2,968,150
                                                                                                                      ------------
                                                                                                                        25,682,872
                                                                                                                      ------------
               INTERNET & CATALOG RETAIL - 0.0%            1,500   Expedia, Inc. (b)                                        32,835
                                                           1,984   Liberty Media Holding Corp. - Interactive (b)            32,022
                                                                                                                      ------------
                                                                                                                            64,857
                                                                                                                      ------------
               INTERNET SOFTWARE & SERVICES -
               0.2%                                        4,000   Google, Inc. Class A (b)                              1,761,880
               LEISURE EQUIPMENT & PRODUCTS -
               0.1%                                        1,100   Hasbro, Inc.                                             30,690
                                                          54,800   Mattel, Inc.                                          1,090,520
                                                                                                                      ------------
                                                                                                                         1,121,210
                                                                                                                      ------------
               LIFE SCIENCES TOOLS & SERVICES -
               0.2%                                        1,300   Applera Corp. - Applied Biosystems Group                 42,718
                                                          13,700   Thermo Fisher Scientific, Inc. (b)                      778,708
                                                          18,300   Waters Corp. (b)                                      1,019,310
                                                                                                                      ------------
                                                                                                                         1,840,736
                                                                                                                      ------------
               MACHINERY - 0.0%                              800   AGCO Corp. (b)                                           47,904
                                                             600   Cummins, Inc.                                            28,092
                                                             600   Deere & Co.                                              48,264
                                                           1,400   Dover Corp.                                              58,492
                                                             600   Parker Hannifin Corp.                                    41,562
                                                             400   SPX Corp.                                                41,960
                                                                                                                      ------------
                                                                                                                           266,274
                                                                                                                      ------------
               MARINE - 0.2%                             158,900   American Commercial Lines, Inc. (b)                   2,510,620
               MEDIA - 0.5%                                1,100   CBS Corp. Class B                                        24,288
                                                         234,118   Comcast Corp. Class A                                 4,527,842
                                                           2,690   Discovery Holding Co. (b)                                57,082
                                                           3,392   Idearc, Inc.                                             12,347
                                                              32   Liberty Media Corp. - Entertainment
                                                                   Class A (b)                                                 724
                                                               8   Liberty Media Holding Corp. - Capital (b)                   126
                                                          21,300   Time Warner, Inc.                                       298,626
                                                           9,279   Viacom, Inc. Class B (b)                                367,634
                                                          17,897   Virgin Media, Inc.                                      251,811
                                                                                                                      ------------
                                                                                                                         5,540,480
                                                                                                                      ------------
               METALS & MINING - 0.9%                        800   AK Steel Holding Corp.                                   43,536
                                                          29,400   Alcoa, Inc.                                           1,060,164
                                                          10,000   Freeport-McMoRan Copper & Gold, Inc.
                                                                   Class B                                                 962,200
                                                         121,600   Newmont Mining Corp.                                  5,508,480
                                                          21,700   United States Steel Corp.                             2,753,079
                                                                                                                      ------------
                                                                                                                        10,327,459
                                                                                                                      ------------
               MULTI-UTILITIES - 0.0%                     29,900   CMS Energy Corp.                                        404,846
               MULTILINE RETAIL - 0.0%                     1,200   Big Lots, Inc. (b)                                       26,760
                                                             900   Family Dollar Stores, Inc.                               17,550
                                                                                                                      ------------
                                                                                                                            44,310
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                          VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
               OFFICE ELECTRONICS - 0.1%                  80,000   Xerox Corp.                                        $  1,197,600
               OIL, GAS & CONSUMABLE FUELS - 3.1%         16,900   Alliance Resource Partners LP                           591,500
                                                          14,500   Anadarko Petroleum Corp.                                913,935
                                                           8,900   Apache Corp.                                          1,075,298
                                                          32,800   CNX Gas Corp. (b)                                     1,058,784
                                                          29,012   Chevron Corp.                                         2,476,464
                                                          65,100   ConocoPhillips                                        4,961,271
                                                          71,400   Consol Energy, Inc.                                   4,940,166
                                                          25,600   Devon Energy Corp.                                    2,670,848
                                                         250,800   El Paso Corp.                                         4,173,312
                                                          65,250   Exxon Mobil Corp.                                     5,518,845
                                                          37,700   Foundation Coal Holdings, Inc.                        1,897,441
                                                          11,200   Hess Corp.                                              987,616
                                                          31,200   Marathon Oil Corp.                                    1,422,720
                                                          11,100   Murphy Oil Corp.                                        911,754
                                                             600   Noble Energy, Inc.                                       43,680
                                                          22,350   Occidental Petroleum Corp.                            1,635,350
                                                           1,050   Patriot Coal Corp. (b)                                   49,319
                                                          26,300   Rosetta Resources, Inc. (b)(e)                          517,321
                                                           8,075   Stone Energy Corp. (b)                                  422,403
                                                             400   Sunoco, Inc.                                             20,988
                                                             600   Valero Energy Corp.                                      29,466
                                                                                                                      ------------
                                                                                                                        36,318,481
                                                                                                                      ------------
               PAPER & FOREST PRODUCTS - 0.0%             18,700   International Paper Co.                                 508,640
               PERSONAL PRODUCTS - 0.1%                   15,300   Avon Products, Inc.                                     604,962
               PHARMACEUTICALS - 2.9%                     48,100   Abbott Laboratories                                   2,652,715
                                                         304,300   Bristol-Myers Squibb Co.                              6,481,590
                                                          31,600   Eli Lilly & Co.                                       1,630,244
                                                           8,100   Endo Pharmaceuticals Holdings, Inc. (b)                 193,914
                                                          11,900   Forest Laboratories, Inc. (b)                           476,119
                                                         146,200   Johnson & Johnson                                     9,483,994
                                                          12,200   King Pharmaceuticals, Inc. (b)                          106,140
                                                          78,100   Merck & Co., Inc.                                     2,963,895
                                                         270,200   Pfizer, Inc.                                          5,655,286
                                                          80,400   Schering-Plough Corp.                                 1,158,564
                                                          84,600   Valeant Pharmaceuticals International (b)             1,085,418
                                                          45,300   Wyeth                                                 1,891,728
                                                                                                                      ------------
                                                                                                                        33,779,607
                                                                                                                      ------------
               REAL ESTATE INVESTMENT TRUSTS               8,913   Ventas, Inc.                                            400,283
               (REITS) - 0.0%
               REAL ESTATE MANAGEMENT &                   43,900   The St. Joe Co.                                       1,884,627
               DEVELOPMENT - 0.2%
               ROAD & RAIL - 1.9%                        133,700   Burlington Northern Santa Fe Corp.                   12,329,814
                                                             900   CSX Corp.                                                50,463
                                                          37,600   Norfolk Southern Corp.                                2,042,432
                                                          62,600   Union Pacific Corp.                                   7,848,788
                                                                                                                      ------------
                                                                                                                        22,271,497
                                                                                                                      ------------
               SEMICONDUCTORS & SEMICONDUCTOR             33,400   Applied Materials, Inc.                                 651,634
               EQUIPMENT - 0.4%
                                                         196,600   Intel Corp.                                           4,163,988
                                                           1,200   Intersil Corp. Class A                                   30,804
                                                           9,631   LSI Corp. (b)                                            47,673
                                                           1,100   Novellus Systems, Inc. (b)                               23,155
                                                           1,200   Nvidia Corp. (b)                                         23,748
                                                           8,200   Texas Instruments, Inc.                                 231,814
                                                                                                                      ------------
                                                                                                                         5,172,816
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
 MARCH 31, 2008 (UNAUDITED)          (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      COMMON STOCKS                                          VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
               SOFTWARE - 1.3%                               800   BMC Software, Inc. (b)                             $     26,016
                                                         122,552   CA, Inc.                                              2,757,420
                                                           1,400   Cadence Design Systems, Inc. (b)                         14,952
                                                           2,700   Check Point Software Technologies Ltd. (b)               60,480
                                                         418,900   Microsoft Corp.                                      11,888,382
                                                          23,300   Novell, Inc. (b)                                        146,557
                                                           1,900   Oracle Corp. (b)                                         37,164
                                                           1,200   Synopsys, Inc. (b)                                       27,252
                                                          42,600   TIBCO Software, Inc. (b)                                304,164
                                                                                                                      ------------
                                                                                                                        15,262,387
                                                                                                                      ------------
               SPECIALTY RETAIL - 0.0%                    25,800   Circuit City Stores, Inc.                               102,684
               TEXTILES, APPAREL &                         1,887   Hanesbrands, Inc. (b)                                    55,100
               LUXURY GOODS - 0.0%                        77,700   Unifi, Inc. (b)                                         224,553
                                                                                                                      ------------
                                                                                                                           279,653
                                                                                                                      ------------
               TOBACCO - 0.3%                             49,400   Altria Group, Inc.                                    1,096,680
                                                             400   Loews Corp. - Carolina Group                             29,020
                                                          49,400   Philip Morris International, Inc. (b)                 2,498,652
                                                             800   Reynolds American, Inc.                                  47,224
                                                                                                                      ------------
                                                                                                                         3,671,576
                                                                                                                      ------------
               TRANSPORTATION INFRASTRUCTURE              67,200   Macquarie Infrastructure Co. LLC                      1,957,536
               - 0.2%
               WIRELESS TELECOMMUNICATION                147,300   Sprint Nextel Corp.                                     985,437
               SERVICES - 0.1%                               500   Telephone & Data Systems, Inc.                           19,635
                                                                                                                      ------------
                                                                                                                         1,005,072
                                                                                                                      ------------
                                                                   TOTAL COMMON STOCKS IN THE UNITED STATES            301,388,265
                                                                   TOTAL COMMON STOCKS
                                                                   (COST - $525,531,179) - 52.8%                       612,005,521
                                                                   PREFERRED STOCKS
UNITED STATES  DIVERSIFIED FINANCIAL SERVICES             42,500   Citigroup, Inc. Series T, 6.50% (f)                   2,017,900
- 0.4%         - 0.1%
               INSURANCE - 0.1%                            4,200   IPC Holdings, Ltd., 7.25% (f)                           108,872
                                                          22,500   Metlife, Inc. Series B, 6.375% (f)                      668,250
                                                                                                                      ------------
                                                                                                                           777,122
                                                                                                                      ------------
               OIL, GAS & CONSUMABLE FUELS - 0.1%            510   El Paso Corp., 4.99% (e)(f)                             692,325
               THRIFTS & MORTGAGE FINANCE - 0.1%              24   Fannie Mae Series 2004-1, 5.375% (f)                  1,605,000
                                                                   TOTAL PREFERRED STOCKS
                                                                   (COST - $5,695,000) - 0.4%                            5,092,347
                                                                   EXCHANGE-TRADED FUNDS
UNITED STATES                                             66,100   Consumer Staples Select Sector SPDR Fund              1,841,546
- 3.1%                                                    66,300   Health Care Select Sector SPDR Fund                   2,066,571
                                                          34,500   iShares Dow Jones US Telecommunications Sector
                                                                   Index Fund                                              806,265
                                                           2,500   iShares Dow Jones US Utilities Sector Index Fund        229,925
                                                          19,000   iShares Silver Trust (b)                              3,237,790
                                                         228,100   streetTRACKS(R) Gold Trust (b)                       20,615,678
                                                         123,400   Technology Select Sector SPDR Fund                    2,764,160
                                                           8,900   Telecom HOLDRs Trust                                    289,072
                                                          97,800   Utilities Select Sector SPDR Fund (c)                 3,710,532
                                                           1,100   Vanguard Telecommunication Services ETF                  68,090
                                                                   TOTAL EXCHANGE-TRADED FUNDS
                                                                   (COST - $29,508,518) - 3.1%                          35,629,629

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY        INDUSTRY                                SHARES      MUTUAL FUNDS                                           VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
VIETNAM -      DIVERSIFIED FINANCIAL SERVICES            350,261   Vietnam Enterprise Investments Ltd. - R
0.3%           - 0.3%                                              Shares (b)                                         $  1,225,914
                                                       1,253,700   Vinaland Ltd. (b)                                     1,717,569
                                                                                                                      ------------
                                                                   TOTAL MUTUAL FUNDS
                                                                   (COST - $2,961,507) - 0.3%                            2,943,483
                                                                                                                      ------------
                                                                   WARRANTS (G)
CANADA - 0.0%  METALS & MINING - 0.0%                     80,000   Peak Gold Ltd. (expires 4/03/2012)                       12,860
                                                                   TOTAL WARRANTS IN CANADA                                 12,860
UNITED STATES  DIVERSIFIED TELECOMMUNICATION                 872   AboveNet, Inc. (expires 9/08/2008)                       26,160
- 0.0%         SERVICES - 0.0%                             1,026   AboveNet, Inc. (expires 9/08/2010)                       30,780
                                                                                                                      ------------
                                                                                                                            56,940
                                                                                                                      ------------
               PAPER & FOREST PRODUCTS - 0.0%              1,250   Mandra Forestry Finance Ltd. (expires 5/15/2013)              0
                                                                                                                      ------------
                                                                   TOTAL WARRANTS IN THE UNITED STATES                      56,940
                                                                                                                      ------------
                                                                   TOTAL WARRANTS (COST - $233,478) - 0.0%                  69,800
                                                                                                                      ------------
                                                                   FIXED INCOME SECURITIES

                                                        PAR
                                                       (000)       CORPORATE BONDS
                                                   -------------   -------------------------------------------------
BRAZIL - 0.1%  COMMERCIAL BANKS - 0.1%             USD       275   Banco Nacional de Desenvolvimento Economico e
                                                                   Social, 5.33%, 6/16/08 (h)                              275,688
               FOOD PRODUCTS - 0.0%                          285   Cosan Finance Ltd., 7%, 2/01/17 (e)                     262,200
               METALS & MINING - 0.0%              BRL        10   Cia Vale do Rio Doce (i)                                      0
                                                                   TOTAL CORPORATE BONDS IN BRAZIL                         537,888
CANADA - 0.0%  WIRELESS TELECOMMUNICATION          CAD       325   Rogers Wireless Communications, Inc., 7.625%,
               SERVICES - 0.0%                                     12/15/11                                                343,431
                                                                   TOTAL CORPORATE BONDS IN CANADA                         343,431
CHILE - 0.2%   ELECTRIC UTILITIES - 0.2%           USD     2,905   Empresa Electrica del Norte Grande SA, 7%,
                                                                   11/05/17 (j)                                          2,759,933
                                                                   TOTAL CORPORATE BONDS IN CHILE                        2,759,933
CHINA - 0.2%   AUTOMOBILES - 0.1%                          1,025   Brilliance China Finance Ltd., 0%,
                                                                   6/07/11 (f)(k)                                        1,155,679
               FOOD PRODUCTS - 0.1%                          660   Chaoda Modern Agriculture Holdings Ltd., 7.75%,
                                                                   2/08/10                                                 627,000
                                                   HKD     4,210   Chaoda Modern Agriculture Holdings Ltd., 0%,
                                                                   5/08/11 (f)(k)                                          772,202
                                                                                                                      ------------
                                                                                                                         1,399,202
                                                                                                                      ------------
                                                                   TOTAL CORPORATE BONDS IN CHINA                        2,554,881
EUROPE - 0.6%  COMMERCIAL BANKS - 0.6%             BRL     1,000   European Investment Bank, 0%, 5/01/08 (k)               561,690
                                                           5,181   European Investment Bank, 0%, 9/12/08 (e)(k)          2,798,321
                                                           6,160   European Investment Bank, 0%, 9/21/10 (e)(k)          2,587,298
                                                   EUR       652   European Investment Bank Series 1158/0100,
                                                                   3.625%, 10/15/11                                      1,023,884
                                                                   TOTAL CORPORATE BONDS IN EUROPE                       6,971,193
FRANCE - 0.1%  COMMERCIAL BANKS - 0.1%                     1,050   ERAP, 3.375%, 4/25/08                                 1,656,922
                                                                   TOTAL CORPORATE BONDS IN FRANCE                       1,656,922
GERMANY        COMMERCIAL BANKS - 0.4%             GBP       700   KfW - Kreditanstalt fuer Wiederaufbau, 4.50%,
- 0.4%                                                             12/07/08                                              1,381,376
                                                   EUR     2,000   KfW - Kreditanstalt fuer Wiederaufbau, 4.25%,
                                                                   7/04/14                                               3,205,456
                                                                   TOTAL CORPORATE BONDS IN GERMANY                      4,586,832
HONG KONG      HOTELS, RESTAURANTS & LEISURE       USD     3,000   FU JI Food and Catering Services Holdings Ltd.,
- 0.1%         - 0.0%                                              0%, 10/18/10 (f)(k)                                     325,157
               INDUSTRIAL CONGLOMERATES - 0.1%               725   Hutchison Whampoa International 03/33 Ltd.,
                                                                   5.45%, 11/24/10                                         741,749

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                        PAR
COUNTRY        INDUSTRY                                (000)       CORPORATE BONDS                                        VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
               REAL ESTATE MANAGEMENT &            USD       400   Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (f)    $    478,000
               DEVELOPMENT - 0.0%
                                                                   TOTAL CORPORATE BONDS IN HONG KONG                    1,544,906
INDIA - 0.7%   AUTOMOBILES - 0.1%                            975   Tata Motors Ltd., 1%, 4/27/11 (f)                     1,128,923
               BEVERAGES - 0.0%                               80   McDowell & Co. Ltd., 2%, 3/30/11 (f)                    161,600
               METALS & MINING - 0.1%                        500   Gujarat NRE Coke Ltd., 0%, 4/12/11 (f)(k)             1,150,000
               THRIFTS & MORTGAGE FINANCE - 0.1%             800   Housing Development Finance Corp., 0%, 9/27/10
                                                                   (f)(k)                                                1,451,000
               TRANSPORTATION INFRASTRUCTURE -               600   Punj Lloyd Ltd., 0%, 4/08/11 (f)(k)                     780,000
               0.1%
               WIRELESS TELECOMMUNICATION                    575   Reliance Communications Ltd., 0%,
               SERVICES - 0.3%                                     5/10/11 (f)(k)                                          733,844
                                                           2,400   Reliance Communications Ltd., 0%,
                                                                   3/01/12 (f)(k)                                        2,582,640
                                                                                                                      ------------
                                                                                                                         3,316,484
                                                                                                                      ------------
                                                                   TOTAL CORPORATE BONDS IN INDIA                        7,988,007
JAPAN - 0.2%   COMMERCIAL BANKS - 0.2%             JPY    80,000   The Bank of Kyoto Ltd. Series 1, 1.90%,
                                                                   9/30/09 (f)                                           1,533,499
                                                          17,000   The Mie Bank Ltd., 1%, 10/31/11 (f)                     178,647
                                                                   TOTAL CORPORATE BONDS IN JAPAN                        1,712,146
MALAYSIA -     DIVERSIFIED FINANCIAL               USD       800   Feringghi Capital Ltd., 0%, 12/22/09 (f)(k)             928,000
0.7%           SERVICES - 0.2%                     MYR     2,225   Johor Corp., 1%, 7/31/09 (j)                            841,723
                                                                                                                      ------------
                                                                                                                         1,769,723
                                                                                                                      ------------
               DIVERSIFIED TELECOMMUNICATION       USD     2,800   Rafflesia Capital Ltd., 1.25%, 10/04/11 (f)(l)        3,370,787
               SERVICES - 0.3%
               HOTELS, RESTAURANTS &               MYR     2,480   Berjaya Land Bhd, 8%, 8/15/11 (f)                       810,255
               LEISURE - 0.1%                                580   Resorts World Bhd, 0%, 9/19/08 (f)(k)                   223,042
                                                                                                                      ------------
                                                                                                                         1,033,297
                                                                                                                      ------------
               MULTI-UTILITIES - 0.1%              USD     1,500   YTL Power Finance Cayman Ltd., 0%, 5/09/10 (f)(k)     1,902,314
                                                                   TOTAL CORPORATE BONDS IN MALAYSIA                     8,076,121
NETHERLANDS -  SEMICONDUCTORS & SEMICONDUCTOR                265   ASM International NV, 4.25%, 12/06/11 (e)(f)            278,581
0.0%           EQUIPMENT - 0.0%                               70   ASM International NV, 4.25%, 12/06/11 (f)                77,291
                                                                   TOTAL CORPORATE BONDS IN THE NETHERLANDS                355,872
SINGAPORE -    COMMERCIAL BANKS - 0.0%             SGD       250   Somerset Global, 0%, 1/12/09 (f)(k)                     260,407
0.3%
               OIL, GAS & CONSUMABLE FUELS - 0.1%  USD       500   Enercoal Resources Series BUMI, 0%,
                                                                   6/22/12 (f)(k)                                          925,000
               REAL ESTATE MANAGEMENT &            SGD     1,750   CapitaLand Ltd., 2.10%, 11/15/16 (f)                  1,368,130
               DEVELOPMENT - 0.2%                            800   Keppel Land Ltd., 2.50%, 6/23/13 (f)                    618,540
                                                                                                                      ------------
                                                                                                                         1,986,670
                                                                                                                      ------------
                                                                   TOTAL CORPORATE BONDS IN SINGAPORE                    3,172,077
                                                                                                                      ------------
SOUTH KOREA -  WIRELESS                            USD        50   LG Telecom Ltd., 8.25%, 7/15/09                          51,625
0.1%           TELECOMMUNICATION                             900   LG Telecom Ltd., 8.25%, 7/15/09 (e)                     934,664
                                                                                                                      ------------
               SERVICES - 0.1%                                     TOTAL CORPORATE BONDS IN SOUTH KOREA                    986,289
                                                                                                                      ------------
SWEDEN - 0.1%  DIVERSIFIED FINANCIAL SERVICES      TRY     1,397   Svensk Exportkredit AB, 10.50%, 9/29/15                 992,348
               - 0.1%
                                                                                                                      ------------
                                                                   TOTAL CORPORATE BONDS IN SWEDEN                         992,348
                                                                                                                      ------------
TAIWAN - 0.0%  INSURANCE - 0.0%                    USD        40   Shin Kong Financial Holding Co. Ltd., 0%,
                                                                   6/17/09 (f)(k)                                           42,273
                                                                                                                      ------------
                                                                   TOTAL CORPORATE BONDS IN TAIWAN                          42,273
                                                                                                                      ------------
UNITED ARAB    OIL, GAS & CONSUMABLE FUELS - 0.3%          3,040   Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)              3,013,552
EMIRATES -
0.6%

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                        PAR
COUNTRY        INDUSTRY                                (000)       CORPORATE BONDS                                        VALUE
-------------  ----------------------------------  -------------   -------------------------------------------------  ------------
               REAL ESTATE MANAGEMENT &            USD     1,900   Aldar Funding Ltd., 5.767%, 11/10/11 (f)           $  3,344,000
               DEVELOPMENT - 0.3%                                                                                     ------------
                                                                   TOTAL CORPORATE BONDS IN THE UNITED ARAB EMIRATES     6,357,552
                                                                                                                      ------------
UNITED STATES  AIRLINES - 0.0%                               356   Northwest Airlines, Inc. Series 1999-3-B, 9.485%,
- 1.4%                                                             10/01/16 (l)                                             58,602
               AUTOMOBILES - 0.0%                            522   General Motors Corp., 8.25%, 7/15/23                    365,400
               BIOTECHNOLOGY - 0.0%                          150   Cell Genesys, Inc., 3.125%, 11/01/11 (f)                100,125
                                                             200   Nabi Biopharmaceuticals, 2.875%, 4/15/25 (f)            178,500
                                                                                                                      ------------
                                                                                                                           278,625
                                                                                                                      ------------
               CAPITAL MARKETS - 0.3%                      4,000   The Goldman Sachs Group, Inc., 0%, 2/24/09 (k)        3,798,628
               COMMERCIAL BANKS - 0.1%                       400   Preferred Term Securities XXIV, Ltd., 5.965%,
                                                                   3/22/37 (b)(e)                                          288,000
                                                             500   Preferred Term Securities XXV, Ltd., 5.758%,
                                                                   6/22/37 (b)                                             395,000
                                                             500   Preferred Term Securities XXVI, Ltd., 6.191%,
                                                                   9/22/37 (b)                                             385,000
                                                             500   Preferred Term Securities XXVII, Ltd., 6.29%,
                                                                   12/22/37 (b)                                            460,000
                                                                                                                      ------------
                                                                                                                         1,528,000
                                                                                                                      ------------
               CONTAINERS & PACKAGING - 0.0%                 375   Crown Cork & Seal Co., Inc., 7.50%, 12/15/96            296,250
               DIVERSIFIED FINANCIAL SERVICES -    JPY   300,000   General Electric Capital Corp., 0.963%, 1/15/10
               0.3%                                                (h)                                                   3,009,589
                                                   USD       100   Triad Acquisition Corp. Series B, 11.125%,
                                                                   5/01/13                                                  56,000
                                                                                                                      ------------
                                                                                                                         3,065,589
                                                                                                                      ------------
               FOOD PRODUCTS - 0.3%                        1,475   IOI Capital Bhd Series IOI, 0%,
                                                                   12/18/11 (f)(k)
                                                                                                                         2,378,438
               HEALTH CARE PROVIDERS &                       600   Tenet Healthcare Corp., 9.25%, 2/01/15                  561,000
               SERVICES - 0.0%
               HOTELS, RESTAURANTS & LEISURE -               220   Uno Restaurant Corp., 10%, 2/15/11 (e)                   88,000
               0.0%
               INDEPENDENT POWER PRODUCERS &       GBP       213   The AES Corp., 8.375%, 3/01/11                          414,274
               ENERGY TRADERS - 0.1%
                                                   USD     1,220   Calpine Generating Co. LLC, 9.07%, 4/01/09 (l)                0
                                                             650   Calpine Generating Co. LLC, 11.07%,
                                                                   4/01/10 (l)                                              26,813
                                                                                                                      ------------
                                                                                                                           441,087
                                                                                                                      ------------
               OIL, GAS & CONSUMABLE FUELS - 0.1%            325   McMoRan Exploration Co., 5.25%,
                                                                   10/06/11 (e)(f)                                         398,125
                                                             560   McMoRan Exploration Co., 5.25%,
                                                                   10/06/11 (f)
                                                                                                                           686,000
                                                                                                                      ------------
                                                                                                                         1,084,125
                                                                                                                      ------------
               PAPER & FOREST PRODUCTS - 0.1%              1,250   Mandra Forestry, 12%, 5/15/13 (e)                     1,325,000
               WIRELESS TELECOMMUNICATION                    800   Nextel Communications, Inc., 5.25%,
               SERVICES - 0.1%                                     1/15/10 (f)                                             734,000
                                                                                                                      ------------
                                                                   TOTAL CORPORATE BONDS IN THE UNITED STATES           16,002,744
                                                                                                                      ------------
                                                                   TOTAL CORPORATE BONDS
                                                                   (COST - $58,216,014) - 5.8%                          66,641,415
                                                                                                                      ------------
                                                                   ASSET-BACKED SECURITIES
UNITED STATES                                                300   Latitude CLO Ltd. Series 2005-1I Class SUB, 13%,
- 0.0%                                                             12/15/17                                                216,462
                                                                                                                      ------------
                                                                   TOTAL ASSET-BACKED SECURITIES
                                                                   (COST - $287,425) - 0.0%                                216,462
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                        PAR
                                                       (000)       FOREIGN GOVERNMENT OBLIGATIONS                         VALUE
                                                   -------------   -------------------------------------------------  ------------
                                                   AUD     1,315   Australian Government Bond, 8.75%, 8/15/08         $  1,210,896
                                                           2,625   Australian Government Bond Series 121, 5.25%,
                                                                   8/15/10                                               2,348,907
                                                           1,564   Australian Government Bond Series 217, 6%,
                                                                   2/15/17                                               1,424,369
                                                           1,315   Australian Government Bond Series 909, 7.50%,
                                                                   9/15/09                                               1,221,666
                                                   MYR     7,500   Bank Negara Malaysia Monetary Note, 0%, 4/01/08
                                                                   (k)                                                   2,345,754
                                                   BRL       850   Brazil Notas do Tesouro Nacional Series F, 10%,
                                                                   1/01/12                                                 425,666
                                                             872   Brazil Notas do Tesouro Nacional Series F, 10%,
                                                                   1/01/17                                                 425,645
                                                   EUR     8,250   Bundesrepublik Deutschland, 4%, 7/04/16              13,113,568
                                                           6,400   Bundesrepublik Deutschland, 4.25%, 7/04/17           10,384,730
                                                           2,300   Bundesrepublik Deutschland Series 07, 4%, 1/04/18     3,660,116
                                                             900   Caisse d'Amortissement de la Dette Sociale,
                                                                   3.25%, 4/25/13                                        1,378,979
                                                           1,125   Caisse d'Amortissement de la Dette Sociale, 4%,
                                                                   10/25/14                                              1,769,746
                                                   CAD     2,355   Canadian Government Bond, 4%, 9/01/10                 2,367,275
                                                           1,295   Canadian Government Bond, 4%, 6/01/16                 1,324,257
                                                   EUR       525   Deutsche Bundesrepublik Inflation Linked Series
                                                                   I/L, 1.50%, 4/15/16                                    825,310
                                                          71,000   Iceland Rikisbref, 7.25%, 5/17/13                       763,757
                                                   JPY   312,127   Japanese Government CPI Linked Bond
                                                                   Series 5, 0.80%, 9/10/15                              3,084,006
                                                         260,236   Japanese Government CPI Linked Bond
                                                                   Series 6, 0.80%, 12/10/15                             2,563,725
                                                         986,649   Japanese Government CPI Linked Bond
                                                                   Series 7, 0.80%, 3/10/16                              9,700,203
                                                   MYR     8,328   Malaysia Government Bond, 0%, 8/28/08 (k)             2,568,242
                                                           2,200   Malaysia Government Bond, 0%, 9/04/08 (k)               677,974
                                                           7,400   Malaysia Government Bond, 3.756%, 4/28/11             2,334,435
                                                           7,250   Malaysia Government Bond Series 3/06, 3.869%,
                                                                   4/13/10                                              2,286,068
                                                   EUR     1,300   Netherlands Government Bond, 3.75%, 7/15/14           2,048,135
                                                   NZD     1,175   New Zealand Government Bond Series 216, 4.50%,
                                                                   2/14/16 (l)                                           1,231,582
                                                   PLN     6,000   Poland Government Bond, 3%, 8/24/16                   2,749,090
                                                   SEK    19,125   Sweden Government Bond Series 3101, 4%, 12/01/08      3,936,142
                                                   EUR     2,750   Unedic, 3.50%, 9/18/08                                4,318,213
                                                   GBP     6,510   United Kingdom Gilt, 4.25%, 3/07/11                  13,050,104
                                                           3,750   United Kingdom Gilt, 4%, 9/07/16                      7,339,988
                                                           5,245   United Kingdom Kilt, 5%, 3/07/18                     10,950,513
                                                                                                                      ------------
                                                                   TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                                   (COST - $104,118,591) - 9.8%                        113,829,061
                                                                                                                      ------------
                                                                   U.S. GOVERNMENT & AGENCY OBLIGATIONS
UNITED STATES                                      USD     3,600   Freddie Mac, 6.625%, 9/15/09                          3,823,664
- 14.7%                                                    9,100   U.S. Treasury Inflation Indexed Bonds, 0.875%,
                                                                   4/15/10                                              10,374,386

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                        PAR
                                                       (000)       U.S. GOVERNMENT & AGENCY OBLIGATIONS                   VALUE
                                                   -------------   -------------------------------------------------  ------------
                                                   USD    26,263   U.S. Treasury Inflation Indexed Bonds, 2.375%,
                                                                   4/15/11                                            $ 28,216,328
                                                          10,065   U.S. Treasury Inflation Indexed Bonds, 1.875%,
                                                                   7/15/15 (m)                                          11,788,411
                                                          27,062   U.S. Treasury Inflation Indexed Bonds, 2%,
                                                                   1/15/16 (m)                                          29,342,973
                                                          19,103   U.S. Treasury Inflation Indexed Bonds, 2.50%,
                                                                   7/15/16                                              22,488,235
                                                           6,415   U.S. Treasury Inflation Indexed Bonds, 2.625%,
                                                                   7/15/17                                               7,310,350
                                                          10,256   U.S. Treasury Inflation Indexed Bonds, 2.375%,
                                                                   1/15/27                                              11,194,946
                                                           4,183   U.S. Treasury Notes, 4.625%, 7/31/09                  4,352,282
                                                           3,940   U.S. Treasury Notes, 2.125%, 1/31/10                  3,973,553
                                                          12,500   U.S. Treasury Notes, 4.875%, 5/31/11                 13,642,575
                                                           9,500   U.S. Treasury Notes, 4.625%, 2/29/12                 10,363,161
                                                           7,280   U.S. Treasury Notes, 2%, 4/15/12                      7,838,248
                                                           4,500   U.S. Treasury Notes, 4.875%, 6/30/12                  4,958,789
                                                                                                                      ------------
                                                                   TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                   (COST - $150,940,823) - 14.7%                       169,667,901
                                                                                                                      ------------
                                                                   STRUCTURED NOTES
BRAZIL - 0.8%                                      BRL    13,285   JPMorgan Chase & Co. (NTN - B Linked Notes), 6%,
                                                                   8/15/10 (n)                                           7,222,980
                                                           2,850   JPMorgan Chase & Co. (NTN - B Linked Notes), 6%,
                                                                   8/17/10 (n)                                           1,549,376
                                                                                                                      ------------
                                                                   TOTAL STRUCTURED NOTES IN BRAZIL                      8,772,356
                                                                                                                      ------------
EUROPE - 0.5%                                      USD     3,450   Goldman Sachs & Co. (Dow Jones EURO STOXX 50(R)
                                                                   Index Linked Notes), 6/20/08 (b)(n)                   3,171,406
                                                           3,450   JPMorgan Chase & Co. (Dow Jones EURO STOXX 50(R)
                                                                   Index Linked Notes), 6/17/08 (b)(n)                   3,222,300
                                                                                                                      ------------
                                                                   TOTAL STRUCTURED NOTES IN EUROPE                      6,393,706
                                                                                                                      ------------
TAIWAN - 0.1%                                              1,497   UBS AG (Total Return TWD Linked Notes), 12/01/10
                                                                   (n)                                                   1,514,582
                                                                                                                      ------------
                                                                   TOTAL STRUCTURED NOTES IN TAIWAN                      1,514,582
                                                                                                                      ------------
UNITED STATES                                              6,000   JPMorgan Chase & Co. (Bearish Buffered Return
- 1.6%                                                             Enhanced Notes Linked Inversely to the S&P 500),
                                                                   5/04/09 (o)                                           7,282,200
                                                           6,453   Morgan Stanley (Bear Market PLUS S&P 500 Linked
                                                                   Notes), 5/07/09 (n)                                   7,681,005
                                                           2,500   UBS AG (Gold Linked Notes), 3/23/09 (n)               3,160,500
                                                                                                                      ------------
                                                                   TOTAL STRUCTURED NOTES IN THE UNITED STATES          18,123,705
                                                                                                                      ------------
                                                                   TOTAL STRUCTURED NOTES
                                                                   (COST - $30,381,938) - 3.0%                          34,804,349
                                                                                                                      ------------
                                                                   TOTAL FIXED INCOME SECURITIES
                                                                   (COST - $343,944,790) - 33.3%                       385,159,188
                                                                                                                      ------------
                                                                   SHORT-TERM SECURITIES
MALAYSIA -     FOREIGN COMMERCIAL PAPER - 0.2%             6,600   Bank Negara Malaysia Monetary Notes Series 3707,
0.2%                                                               0%, 9/23/08 (k)                                       2,030,309
                                                                                                                      ------------
                                                                   TOTAL SHORT-TERM SECURITIES IN MALAYSIA               2,030,309
                                                                                                                      ------------
UNITED STATES  TIME DEPOSITS - 0.0%                      180,587   Brown Brothers Harriman & Co., 1.70%, 4/01/08
- 11.0%                                                                                                                    180,587

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                        PAR
                                                       (000)       SHORT-TERM SECURITIES                                  VALUE
                                                   -------------   -------------------------------------------------  ------------
               U.S. GOVERNMENT OBLIGATIONS - 11.0% USD     6,060   Fannie Mae, 5.125%, 7/13/09                        $  6,241,837
                                                           6,100   Freddie Mac, 4.25%, 7/15/09                           6,230,587
                                                          20,300   U.S. Treasury Bills, 3.32%, 4/03/08                  20,296,301
                                                          23,861   U.S. Treasury Bills, 0.04%, 4/10/08                  23,850,398
                                                           6,000   U.S. Treasury Bills, 1.36%, 4/24/08                   5,995,170
                                                           4,500   U.S. Treasury Bills, 1.20%, 5/01/08                   4,495,500
                                                           5,000   U.S. Treasury Bills, 1.29%, 5/08/08                   4,993,525
                                                           5,000   U.S. Treasury Bills, 0.96%, 5/15/08                   4,988,096
                                                           5,200   U.S. Treasury Bills, 1.48%, 5/22/08                   5,184,564
                                                           5,000   U.S. Treasury Bills, 2.18%, 5/29/08                   4,982,431
                                                          11,000   U.S. Treasury Bills, 1.89%, 6/05/08                  10,963,257
                                                           4,000   U.S. Treasury Bills, 0.74%, 6/19/08                   3,993,636
                                                           2,300   U.S. Treasury Bills, 1%, 6/26/08                      2,294,615
                                                          20,300   U.S. Treasury Bills, 1.32%, 7/03/08                  20,232,779

                                                     BENEFICIAL
                                                      INTEREST
                                                       (000)
                                                   -------------
                                                   USD     3,020   BlackRock Liquidity Series, LLC Money Market
                                                                   Series, 3.10% (p)(q)(r)                               3,019,500
                                                                                                                      ------------
                                                                   TOTAL SHORT-TERM SECURITIES IN THE UNITED STATES    127,942,783
                                                                                                                      ------------
                                                                   TOTAL SHORT-TERM SECURITIES
                                                                   (COST - $129,973,743) - 11.2%                       129,973,092
                                                                                                                      ------------

                                                     CONTRACTS     OPTIONS PURCHASED
                                                   -------------   ------------------------------------------------
               CALL OPTIONS PURCHASED                        451   Bristol-Myers Squibb Co., expiring January 2009
                                                                   at USD 35                                                 3,608
                                                             265   General Motors Corp., expiring January 2010 at
                                                                   USD 50                                                   16,298
                                                             250   General Motors Corp., expiring January 2010 at
                                                                   USD 60                                                    8,125
                                                              67   Medtronic, Inc., expiring January 2009 at USD 50         24,120
                                                             221   Medtronic, Inc., expiring January 2009 at USD 60         18,233
                                                                                                                      ------------
                                                                                                                            70,384
                                                                                                                      ------------
               PUT OPTIONS PURCHASED                         453   Bed Bath & Beyond, Inc., expiring May 2008 at USD
                                                                   25                                                       31,710
                                                             448   Bed Bath & Beyond, Inc., expiring August 2008 at
                                                                   USD 25                                                   71,680
                                                               2   Bed Bath & Beyond, Inc., expiring August 2009 at
                                                                   USD 25                                                      320
                                                             421   Best Buy Co., Inc., expiring June 2008 at USD 40        117,880
                                                             450   Carnival Corp., expiring April 2008 at
                                                                   USD 40                                                   57,375
                                                             110   Carnival Corp., expiring April 2008 at
                                                                   USD 42.5                                                 29,425
                                                             896   Kohl's Corp., expiring July 2008 at USD 40              295,680
                                                             457   Masco Corp., expiring April 2008 at USD 20               49,128
                                                             448   Royal Caribbean Cruises Ltd., expiring June 2008
                                                                   at USD 35                                               206,080
                                                             170   Russell 2000 Index, expiring September 2008 at
                                                                   USD 670                                                 850,000

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                     CONTRACTS     OPTIONS PURCHASED                                     VALUE
                                                   -------------   -----------------------------------------------  --------------
                                                             341   The Sherwin-Williams Co., expiring June 2008 at
                                                                   USD 50                                           $      117,645
                                                              75   Simon Property Group, Inc., expiring April 2008
                                                                   at USD 75                                                 2,625
                                                             887   Staples, Inc., expiring June 2008 at USD 20              93,135
                                                             450   Williams-Sonoma, Inc., expiring April 2008 at
                                                                   USD 20                                                    7,875
                                                             893   Yahoo! Inc., expiring July 2008 at USD 25                95,551
                                                                                                                    --------------
                                                                                                                         2,026,109
                                                                                                                    --------------
                                                                   TOTAL OPTIONS PURCHASED
                                                                   (PREMIUMS PAID - $2,500,383) - 0.2%                   2,096,493
                                                                                                                    --------------
                                                                   TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT
                                                                   AND OPTIONS WRITTEN (COST - $1,040,348,599*)
                                                                   - 101.3%                                          1,172,969,553
                                                                                                                     -------------

                                                       SHARES      INVESTMENTS SOLD SHORT
                                                   -------------   -----------------------------------------------
                                                        (118,800)  Bed Bath & Beyond, Inc.                              (3,504,600)
                                                         (45,200)  Best Buy Co., Inc.                                   (1,873,992)
                                                         (12,100)  Black & Decker, Corp.                                  (799,810)
                                                         (59,200)  CBS Corp. New                                        (1,307,136)
                                                         (66,000)  Carnival Corp.                                       (2,671,680)
                                                         (90,400)  D R Horton Inc.                                      (1,423,800)
                                                        (628,759)  iShares Russell 2000 Index Fund                     (43,076,279)
                                                         (46,900)  Kohl's Corp.                                         (2,011,541)
                                                         (63,400)  Legget & Platt, Inc.                                   (966,850)
                                                         (27,900)  MGM Mirage                                           (1,639,683)
                                                        (165,900)  Masco Corp.                                          (3,289,797)
                                                         (35,900)  Sherwin Williams Co.                                 (1,832,336)
                                                         (62,400)  Staples, Inc.                                        (1,379,664)
                                                         (77,800)  Williams-Sonoma, Inc.                                (1,885,872)
                                                                                                                    --------------
                                                                   TOTAL INVESTMENTS SOLD SHORT
                                                                   (PROCEEDS - $70,910,576) - (5.8%)                   (67,663,040)
                                                                                                                    --------------

                                                     CONTRACTS     OPTIONS WRITTEN
                                                   -------------   -----------------------------------------------
               CALL OPTIONS WRITTEN                           59   American Commercial Lines, Inc., expiring June
                                                                   2008 at USD 20                                           (2,803)
                                                             360   American Commercial Lines, Inc., expiring June
                                                                   2008 at USD 22.5                                         (6,300)
                                                              36   American Commercial Lines, Inc., expiring
                                                                   January 2009 at USD 20                                   (6,300)
                                                             432   Burlington Northern Santa Fe Corp., expiring
                                                                   January 2009 at USD 90                                 (507,600)
                                                             258   Circuit City Stores, Inc., expiring January
                                                                   2009 at USD  5                                          (22,575)
                                                             896   Comcast Corp. Class A, expiring April 2008 at
                                                                   USD 27.5                                                 (4,480)
                                                             216   Consol Energy, Inc., expiring January 2009 at
                                                                   USD 45                                                 (602,640)
                                                             358   Corning, Inc., expiring January 2009 at
                                                                   USD 25                                                 (107,400)
                                                             486   Corning, Inc., expiring January 2009 at
                                                                   USD 30                                                  (60,750)
                                                             361   The Dow Chemical Co., expiring January 2009 at
                                                                   USD 35                                                 (171,475)
                                                             236   E.I. du Pont de Nemours & Co., expiring January
                                                                   2009 at USD 45                                         (133,340)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                     CONTRACTS     OPTIONS WRITTEN                                      VALUE
                                                   -------------   ----------------------------------------------  --------------
                                                              46   Foster Wheeler Ltd., expiring January 2009 at
                                                                   USD 67.5                                        $      (33,580)
                                                             230   General Motors Corp., expiring June 2008 at
                                                                   USD 25                                                 (17,020)
                                                             228   General Motors Corp., expiring January 2009 at
                                                                   USD 30                                                 (31,578)
                                                             364   Kraft Foods, Inc., expiring January 2009 at
                                                                   USD 30                                                (116,480)
                                                             310   Lexmark International, Inc. Class A, expiring
                                                                   January 2009 at USD 35                                 (96,100)
                                                             548   Mattel, Inc., expiring January 2009 at
                                                                   USD 17.5                                              (210,980)
                                                             210   Norfolk Southern Corp., expiring January 2009
                                                                   at USD 55                                             (135,450)
                                                             643   Panera Bread Co. Class A, expiring January
                                                                   2009 at USD 40                                        (495,110)
                                                             210   Polycom, Inc., expiring January 2009 at USD 25         (58,275)
                                                             603   Polycom, Inc., expiring January 2009 at USD 30         (78,390)
                                                             230   The St. Joe Co., expiring January 2009 at
                                                                   USD 35                                                (223,100)
                                                             129   The St. Joe Co., expiring January 2009 at
                                                                   USD 40                                                 (84,495)
                                                              28   The St. Joe Co., expiring January 2009 at
                                                                   USD 45                                                 (11,480)
                                                              45   State Street Corp., expiring May 2008 at
                                                                   USD 75                                                 (36,000)
                                                              45   State Street Corp., expiring May 2008 at
                                                                   USD 80                                                 (22,950)
                                                             122   Unilever NV, expiring January 2009 at USD 30           (61,000)
                                                             103   United States Steel Corp., expiring
                                                                   January 2009 at USD 110                               (330,630)
                                                             531   Valeant Pharmaceuticals International,
                                                                   expiring January 2009 at USD 12.5                     (108,555)
                                                             315   Valeant Pharmaceuticals International,
                                                                   expiring January 2009 at USD 15                        (32,287)
                                                             296   Xerox Corp., expiring January 2009 at USD               (9,620)
                                                                                                                   --------------
                                                                                                                       (3,819,043)
                                                                                                                   --------------
               PUT OPTIONS WRITTEN                           170   Russell 2000 Index, expiring September 2008 at
                                                                   USD 550                                               (264,350)
                                                                                                                   --------------
                                                                   TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED -
                                                                   $3,378,990) - (0.4%)                                (4,083,393)
                                                                                                                   --------------
                                                                   TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD
                                                                   SHORT AND OPTIONS WRITTEN
                                                                   (COST - $966,059,033)  - 95.1%                   1,101,223,120
                                                                   OTHER ASSETS LESS LIABILITIES - 4.9%                57,244,365
                                                                                                                   --------------
                                                                   NET ASSETS - 100.0%                             $1,158,467,485
                                                                                                                   ==============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

* The cost and unrealized appreciation (depreciation) of investments, as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $1,047,857,412
                                ==============
Gross unrealized appreciation   $  163,825,576
Gross unrealized depreciation      (38,713,435)
                                --------------
Net unrealized appreciation     $  125,112,141
                                ==============

(a)  Depositary receipts.

(b)  Non-income producing security.

(c)  Security, or a portion of security, is on loan.

(d)  Issued with warrants.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(f)  Convertible security.

(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h)  Variable rate security. Rate shown is as of report date.

(i) Received through a bonus issue from Cia Vale do Rio Doce. As of March 31, 2008, the bond has not commenced trading and the coupon rate has not been determined. The security is a perpetual bond and has no definite maturity.

(j)  Represents a step bond.

(k)  Represents a zero coupon bond.

(l) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(m) All, or a portion of, security held as collateral in connection with open financial futures contracts.

(n) Security represents an index linked note. The value of the instrument is derived from the price fluctuations in the underlying index.

(o) Security represents an index linked note. The value of the instrument is inversely derived from the price fluctuations in the underlying index.

(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         NET
                                                      ACTIVITY   INTEREST
AFFILIATE                                               (000)     INCOME
---------                                             --------   --------
BlackRock Liquidity Series, LLC Money Market Series   $(3,420)    $8,325

(q)  Security was purchased with the cash proceeds from securities loans.

(r)  Represents the current yield as of report date.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

-    Forward foreign exchange contracts as of March 31, 2008 were as follows:

                                                         UNREALIZED
CURRENCY             CURRENCY             SETTLEMENT    APPRECIATION
PURCHASED            SOLD                    DATE      (DEPRECIATION)
---------            --------             ----------   --------------
BRL     11,291,670   USD      6,491,103    4/02/08        $ (58,674)
EUR      5,046,108   USD      7,956,153    4/02/08            9,955
GBP        102,449   USD        204,059    4/02/08             (761)
JPY    451,577,400   USD      4,600,000    4/02/08          (69,138)
USD      6,642,159   BRL     11,291,670    4/02/08          209,730
USD        383,096   EUR        241,533    4/02/08            1,796
USD      8,011,706   EUR      5,046,108    4/02/08           45,598
CHF      7,660,151   GBP      3,589,574    4/03/08          590,885
CHF      9,018,319   GBP      4,222,000    4/03/08          703,620
CHF     12,495,552   USD     12,612,852    4/03/08          (30,373)
EUR     14,134,888   USD     22,278,588    4/03/08           34,992
HKD      7,786,000   USD      1,000,000    4/03/08              571
JPY    215,948,533   EUR      1,400,953    4/03/08          (44,727)
USD      2,107,707   AUD      2,276,141    4/03/08           28,255

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

                                                         UNREALIZED
CURRENCY             CURRENCY             SETTLEMENT    APPRECIATION
PURCHASED            SOLD                    DATE      (DEPRECIATION)
---------            --------             ----------   --------------
USD     19,012,015   GBP      9,425,303     4/03/08      $  310,008
USD        400,333   HKD      3,118,150     4/03/08            (378)
USD        500,000   TRY        631,750     4/03/08          27,040
USD      2,311,881   TRY      2,774,026     4/03/08         235,103
CHF      8,790,895   USD      8,244,298     4/04/08         607,777
EUR        668,313   USD      1,007,856     4/04/08          47,124
EUR      9,561,300   USD     15,043,032     4/04/08          50,160
EUR      6,254,022   USD      9,852,961     4/04/08          19,457
JPY     23,928,100   USD        255,416     4/04/08          14,696
JPY    649,348,000   USD      6,111,741     4/04/08         404,287
JPY    805,900,725   USD      8,295,000     4/04/08        (208,009)
JPY  2,586,453,971   USD      8,511,741     4/04/08       1,487,074
USD     16,590,000   JPY  1,611,983,940     4/04/08         414,188
MYR      4,195,360   USD      1,331,015     4/04/08         (19,386)
USD        799,789   KRW    757,240,000     4/04/08          34,994
USD      1,100,000   MXN     11,965,470     4/04/08         (23,629)
USD        771,721   ZAR      6,223,040     4/04/08           5,075
CHF      1,265,580   EUR        807,645     4/10/08            (253)
CHF      6,400,878   GBP      3,223,000     4/10/08          53,566
CHF      9,283,371   GBP      4,665,831     4/10/08          94,695
CHF      4,476,203   USD      4,512,620     4/10/08          (5,137)
SGD      8,910,775   USD      6,475,854     4/10/08           1,566
AUD        322,000   USD        299,289     4/11/08          (5,397)
CHF      1,248,874   HUF    205,314,000     4/11/08          15,910
CHF      1,310,062   USD      1,300,000     4/11/08          19,225
EUR        692,593   ISK     70,866,116     4/11/08         157,939
GBP        529,082   USD      1,052,524     4/11/08          (3,294)
IDR 11,052,300,000   USD      1,200,033     4/11/08            (450)
JPY    208,692,493   NZD      2,528,181     4/11/08         111,155
NOK     16,841,236   USD      3,279,057     4/11/08          25,164
SEK     19,492,080   USD      3,181,861     4/11/08          97,021
SGD      5,881,289   USD      4,240,900     4/11/08          34,515
USD      5,877,354   CAD      5,814,660     4/11/08         213,693
USD      1,328,596   CHF      1,310,062     4/11/08           9,370
EUR      5,046,108   USD      8,008,275     4/16/08         (45,891)
JPY    451,577,400   USD      4,547,287     4/16/08         (12,335)
JPY  1,193,296,594   USD     11,677,406     4/17/08         307,003
JPY  2,381,720,000   USD     23,320,931     4/17/08         598,944
USD        514,676   GBP        255,676     4/17/08           7,864
USD      1,337,958   GBP        664,527     4/17/08          20,705
USD      3,200,000   JPY    320,486,400     4/17/08         (18,680)
INR     17,408,000   USD        400,000     4/23/08          32,869
USD        900,000   INR     36,297,400     4/23/08          (2,575)
USD      1,200,000   CLP    526,584,000     4/24/08          (3,762)
USD      6,352,042   BRL     11,120,520     5/05/08          57,141
VND  6,999,544,000   USD        436,000     5/08/08          (5,524)
AED      3,880,104   USD      1,065,641     5/15/08          (4,445)
USD      1,900,000   VND 30,305,000,000     5/21/08          36,224
VND 11,446,398,500   USD        715,100     5/21/08         (11,139)
AED      1,907,892   USD        536,000    11/24/08          (5,716)
                                                         ----------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN
EXCHANGE CONTRACTS - NET                                 $6,597,281
                                                         ==========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

-    Swaps outstanding as of March 31, 2008 were as follows:

                                                      NOTIONAL     UNREALIZED
                                                       AMOUNT     APPRECIATION
                                                        (000)     (DEPRECIATION)
                                                     ----------   --------------
Bought credit default protection on United Mexican
States and pay 1.12%
Broker, Credit Suisse First Boston
Expires May 2010                                     USD    380   $       (3,454)

Receive a fixed rate of 2.675% and pay a floating
rate based on 3-month USD LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires May 2010                                     USD 12,490           55,431

Receive a fixed rate of 3.62% and pay a floating
rate based on 6-month EURO EURIBOR - Telerate
Broker, Morgan Stanley Capital Services Inc.
Expires May 2010                                     EUR  9,945         (156,987)

Receive a fixed rate of 4.855% and pay a floating
rate based on 6-month USD LIBOR plus 0.242%
Broker, Morgan Stanley Capital Services Inc.
Expires May 2010                                     GBP  7,800          (37,197)

Receive a fixed rate of 4.65% and pay a floating
rate based on 6-month British Pound Sterling LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires May 2010                                     GBP 15,214          (95,166)

Bought credit default protection on
DaimlerChrysler NA Holding Corp. and pay 0.53%
Broker, JPMorgan Chase
Expires June 2011                                    EUR    315            3,047

Bought credit default protection on Carnival Corp.
and pay 0.25%
Broker, JPMorgan Chase
Expires September 2011                               USD    475           11,893

Bought credit default protection on Whirlpool
Corp. and pay 0.48%
Broker, JPMorgan Chase
Expires September 2011                               USD    150            1,808

Bought credit default protection on McDonald's
Corp. and pay 0.16%
Broker, JPMorgan Chase
Expires September 2011                               USD    150              776

Bought credit default protection on JC Penney
Corp., Inc. and pay 0.53%
Broker, JPMorgan Chase
Expires September 2011                               USD    150            8,758

Sold credit default protection on General Motors
Corp. and receive 7.15%
Broker, Deutsche Bank AG London
Expires September 2012                               USD    283          (32,926)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

                                                      NOTIONAL     UNREALIZED
                                                       AMOUNT     APPRECIATION
                                                        (000)     (DEPRECIATION)
                                                     ----------   --------------
Sold credit default protection on General Motors
Corp. and receive 6.95%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2012                               USD    283   $      (34,487)

Bought credit default protection on Dow Jones CDX
North America High Yield Index Series 9 and pay
3.75%
Broker, Morgan Stanley Capital Services Inc.
Expires December 2012                                USD  1,164          (14,473)

Bought credit default protection on Dow Jones CDX
North America High Yield Index Series 9-V2 and pay
3.75 %
Broker, Morgan Stanley Capital Services Inc.
Expires December 2012                                USD  1,158          (11,272)

Sold credit default protection on Dow Jones CDX
North America Investment Grade Index Calls 9.V1
and receive 0.60%
Broker, Morgan Stanley Capital Services Inc.
Expires December 2012                                USD    963           (1,235)

Pay a fixed rate of 4.255% and receive a floating
rate based on 3-month USD LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires May 2018                                     USD  2,910          (36,459)

Pay a fixed rate of 4.30% and receive a floating
rate based on 6-month EURO EURIBOR - Telerate
Broker, Morgan Stanley Capital Services Inc.         EUR  3,340           27,624
Expires May 2018

Pay a fixed rate of 4.91% and receive a floating
rate based on 6-month British Pound Sterling LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires May 2018                                     GBP  3,637            7,631

Pay a fixed rate of 5.0975% and receive a floating
rate based on 6-month USD LIBOR plus 0.242%
Broker, Morgan Stanley Capital Services Inc.
Expires May 2018                                     GBP  3,701          (44,783)

Bought credit default protection on CMBX North
America Series 4.AAA and pay 2.05%
Broker, Morgan Stanley Capital Services Inc.
Expires February 2051                                USD    578          (25,569)

Bought credit default protection on CMBX North
America Series 4.AAA and pay 0.35%
Broker, Morgan Stanley Capital Services Inc.
Expires February 2051                                USD  1,145          (54,468)
                                                                  --------------
TOTAL                                                             $     (431,508)
                                                                  ==============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL ALLOCATION V.I. FUND SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

-    Financial futures contracts purchased as of March 31, 2008 were as follows:

                                                                               UNREALIZED
                                                EXPIRATION        FACE        APPRECIATION
CONTRACTS          ISSUE          EXCHANGE         DATE           VALUE      (DEPRECIATION)
---------   -----------------   -----------   --------------   -----------   --------------
   226         2-Year U.S.
              Treasury Bond       Chicago        June 2008     $48,710,031     $(197,718)
    15      Dax Index 25 Euro      Eurex
                                Deutschland      June 2008     $ 3,833,540        71,218
    62       DJ Euro Stoxx 50      Eurex
                                Deutschland      June 2008     $ 3,394,410        79,454
    1       EuroDollar Future     Chicago     September 2008   $   237,901         6,862
   106        S&P 500 Index       Chicago        June 2008     $34,604,938       481,062
    8        S&P TSE 60 Index     Montreal       June 2008     $ 1,186,652        38,230
                                                                               ---------
TOTAL UNREALIZED APPRECIATION - NET                                            $ 479,108
                                                                               =========

-    Financial futures contracts sold as of March 31, 2008 were as follows:

                                                                               UNREALIZED
                                                EXPIRATION        FACE        APPRECIATION
CONTRACTS          ISSUE          EXCHANGE         DATE           VALUE      (DEPRECIATION)
---------   -----------------   -----------   --------------   -----------   --------------
    86         Russell Mini
                  Future          Chicago        June 2008     $ 5,820,808     $(113,192)
   130         10-Year U.S.
              Treasury Bond       Chicago        June 2008     $15,510,503        46,596
    6         Japan 10-Year
             Government Bond       Tokyo         June 2008     $ 8,364,520       (93,746)
    1       EuroDollar Future     Chicago     September 2008   $   237,549        (6,013)
                                                                               ---------
TOTAL UNREALIZED DEPRECIATION - NET                                            $(166,355)
                                                                               =========

-   CURRENCY ABBREVIATIONS:

AED   United Arab Emirates Dirhams
AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
CHF   Swiss Franc
CLP   Chilean Peso
EUR   Euro
GBP   British Pound
HKD   Hong Kong Dollar
HUF   Hungarian Forint
IDR   Indonesian Rupiah
INR   Indian Rupee
ISK   Icelandic Crona
JPY   Japanese Yen
KRW   South Korean Won
MXN   Mexican New Peso
MYR   Malaysian Ringgit
NOK   Norwegian Krone
NZD   New Zealand Dollar
PLN   Polish Zloty
SEK   Swedish Krona
SGD   Singapore Dollar
TRY   Turkish Lira
USD   U.S. Dollar
VND   Vietnam Dong
ZAR   South African Rand

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund

- Effective January 1, 2008, the BlackRock Global Allocation V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS     SECURITIES       INSTRUMENTS*
----------------   --------------   ---------------
Level 1            $  576,221,404     $4,923,135
Level 2               526,737,080       (431,508)
Level 3                   251,536              0
                   --------------     ----------
TOTAL              $1,103,210,020     $4,491,627
                   ==============     ==========

* Other financial instruments are derivative instruments, such as options, futures, swaps and forward contracts.

The following is a reconciliation of investments for unobservable inputs (Level
3) were used in determining fair value:

                                                   INVESTMENTS IN
                                                     SECURITIES
                                                   --------------
Balance, as of December 31, 2007                             0
Accrued discounts/premiums                                   0
Realized gain (loss)                                         0
Change in unrealized appreciation (depreciation)      $251,536
Net purchases (sales)                                        0
Net transfers in/out of Level 3                              0
                                                      --------
Balance, as of March 31, 2008                         $251,536
                                                      ========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 INDUSTRY                            SHARES     COMMON STOCKS                                      VALUE
---------------------   -------------------------------   ----------   --------------------------------------------   ------------
AUSTRALIA - 10.5%       BIOTECHNOLOGY - 0.8%                  23,600   CSL Ltd.                                       $    796,078
                        CAPITAL MARKETS - 0.4%                90,100   Australian Wealth Management Ltd.                   139,159
                                                               5,300   Perpetual Trustees Australia Ltd.                   260,832
                                                                                                                      ------------
                                                                                                                           399,991
                                                                                                                      ------------
                        CHEMICALS - 1.4%                       4,400   Incitec Pivot Ltd.                                  567,588
                                                              22,100   Nufarm Ltd.                                         345,978
                                                              16,000   Orica Ltd.                                          425,951
                                                                                                                      ------------
                                                                                                                         1,339,517
                                                                                                                      ------------
                        COMMERCIAL BANKS - 0.5%               20,100   Westpac Banking Corp.                               436,274
                        COMMERCIAL SERVICES & SUPPLIES
                        - 0.2%                                44,300   Seek Ltd.                                           214,170
                        CONSTRUCTION & ENGINEERING -         196,300   Boart Longyear Group                                328,300
                        1.2%                                  21,300   Leighton Holdings Ltd.                              833,149
                                                                                                                      ------------
                                                                                                                         1,161,449
                                                                                                                      ------------
                        DIVERSIFIED FINANCIAL                 14,800   Australian Stock Exchange Ltd.                      505,863
                        SERVICES - 0.5%
                        ENERGY EQUIPMENT &                    16,911   WorleyParsons Ltd.                                  517,278
                        SERVICES - 0.5%
                        HEALTH CARE EQUIPMENT &               12,600   Cochlear Ltd.                                       629,879
                        SUPPLIES - 0.7%
                        INSURANCE - 0.3%                      14,200   QBE Insurance Group Ltd.                            288,228
                        METALS & MINING - 1.8%                27,400   BHP Billiton Ltd.                                   896,715
                                                             165,471   Lihir Gold Ltd. (a)                                 542,895
                                                              32,000   Zinifex Ltd.                                        291,864
                                                                                                                      ------------
                                                                                                                         1,731,474
                                                                                                                      ------------
                        OIL, GAS & CONSUMABLE                 45,900   Origin Energy Ltd.                                  384,244
                        FUELS - 1.3%
                                                              47,500   Paladin Resources Ltd. (a)                          220,959
                                                              13,600   Woodside Petroleum Ltd.                             677,384
                                                                                                                      ------------
                                                                                                                         1,282,587
                                                                                                                      ------------
                        TRANSPORTATION                       189,800   Macquarie Infrastructure Group                      482,215
                        INFRASTRUCTURE - 0.9%
                                                              62,300   Transurban Group                                    370,084
                                                                                                                      ------------
                                                                                                                           852,299
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN AUSTRALIA                 10,155,087
                                                                                                                      ------------
BERMUDA - 0.4%          ENERGY EQUIPMENT &                    12,800   SeaDrill Ltd.                                       343,103
                        SERVICES - 0.4%
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN BERMUDA                      343,103
                                                                                                                      ------------
BRAZIL - 4.4%           BEVERAGES - 0.7%                       9,300   Cia de Bebidas das Americas
                                                                       (Preference Shares) (b)                             702,615
                        COMMERCIAL BANKS - 0.7%               24,900   Banco Bradesco SA (b)                               691,224
                        DIVERSIFIED FINANCIAL                 33,900   Bovespa Holding SA                                  458,839
                        SERVICES - 0.5%
                        MEDIA - 0.5%                          44,047   NET Servicos de Comunicacao SA
                                                                       (Preference Shares) (a)                             464,644
                        METALS & MINING - 0.5%                15,700   Companhia Vale do Rio Doce
                                                                       (Common Shares) (b)                                 543,848
                        MULTILINE RETAIL - 0.5%               24,100   Lojas Renner SA                                     448,295
                        OIL, GAS & CONSUMABLE                  9,200   Petroleo Brasileiro SA (b)                          939,412
                        FUELS - 1.0%
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN BRAZIL                     4,248,877
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 INDUSTRY                            SHARES     COMMON STOCKS                                      VALUE
---------------------   -------------------------------   ----------   --------------------------------------------   ------------
CANADA - 4.5%           CHEMICALS - 0.8%                       4,700   Potash Corp. of Saskatchewan, Inc.             $    730,333
                        COMMERCIAL BANKS - 1.0%                8,800   The Bank of Nova Scotia                             398,570
                                                              12,600   Royal Bank of Canada                                588,601
                                                                                                                      ------------
                                                                                                                           987,171
                                                                                                                      ------------
                        DIVERSIFIED FINANCIAL                  6,400   TSX Group, Inc.                                     242,108
                        SERVICES - 0.2%
                        ENERGY EQUIPMENT &                    16,800   Ensign Resource Service Group, Inc.                 327,342
                        SERVICES - 0.3%
                        FOOD & STAPLES RETAILING - 0.9%       16,400   Shoppers Drug Mart Corp.                            829,866
                        METALS & MINING - 0.9%                15,300   Barrick Gold Corp.                                  664,785
                                                               5,800   Teck Cominco Ltd. Class B                           237,831
                                                                                                                      ------------
                                                                                                                           902,616
                                                                                                                      ------------
                        OIL, GAS & CONSUMABLE                 10,600   Cameco Corp.                                        349,461
                        FUELS - 0.4%
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN CANADA                     4,368,897
                                                                                                                      ------------
CAYMAN ISLANDS - 0.2%   INTERNET SOFTWARE &                   61,500   Alibaba.com Ltd. (a)                                127,383
                        SERVICES - 0.1%
                        MACHINERY - 0.1%                     160,000   China Infrastructure Machinery Holdings Ltd.        119,445
                                                                       TOTAL COMMON STOCKS IN THE CAYMAN ISLANDS           246,828
CHINA - 1.4%            ELECTRICAL EQUIPMENT - 0.2%            6,300   Suntech Power Holdings Co. Ltd. (a)(b)              255,528
                        MEDIA - 0.4%                          10,200   Focus Media Holding Ltd. (a)(b)(c)                  358,530
                        METALS & MINING - 0.2%               183,700   China Molybdenum Co. Ltd. (a)                       202,757
                        OIL, GAS & CONSUMABLE                141,500   China Shenhua Energy Co. Ltd. Class H               565,444
                        FUELS - 0.6%
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN CHINA                      1,382,259
                                                                                                                      ------------
FRANCE - 3.2%           ELECTRIC UTILITIES - 0.6%              6,200   Electricite de France SA                            539,433
                        ELECTRICAL EQUIPMENT - 1.1%            3,000   Alstom                                              650,384
                                                                 400   Areva SA                                            435,105
                                                                                                                      ------------
                                                                                                                         1,085,489
                                                                                                                      ------------
                        MACHINERY - 0.5%                       1,900   Vallourec SA                                        461,254
                        MULTI-UTILITIES - 1.0%                14,225   Veolia Environnement SA                             991,737
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN FRANCE                     3,077,913
                                                                                                                      ------------
GERMANY - 2.5%          AUTOMOBILES - 0.6%                     3,000   Porsche Automobil Holding SE
                                                                       (Preference Shares)                                 548,365
                        CHEMICALS - 0.6%                       2,900   Wacker Chemie AG                                    594,184
                        DIVERSIFIED FINANCIAL                  5,300   Deutsche Boerse AG                                  853,727
                        SERVICES - 0.9%
                        INDUSTRIAL CONGLOMERATES - 0.4%        4,000   Siemens AG                                          433,526
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN GERMANY                    2,429,802
                                                                                                                      ------------
GREECE - 0.4%           DIVERSIFIED FINANCIAL                 17,500   Hellenic Exchanges SA                               415,529
                        SERVICES - 0.4%
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN GREECE                       415,529
                                                                                                                      ------------
HONG KONG - 7.5%        CHEMICALS - 0.5%                     496,400   Sinofert Holdings Ltd.                              457,961
                        COMMERCIAL BANKS - 0.5%               28,000   Hang Seng Bank Ltd.                                 506,922
                        COMMUNICATIONS EQUIPMENT -            80,700   ZTE Corp.                                           380,032
                        0.4%

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 INDUSTRY                            SHARES     COMMON STOCKS                                      VALUE
---------------------   -------------------------------   ----------   --------------------------------------------   ------------
                        CONSTRUCTION & ENGINEERING -         279,000   China Railway Construction Corp. (a)           $    383,584
                        0.4%
                        DISTRIBUTORS - 0.6%                  178,000   China Resources Enterprise, Ltd.                    571,785
                        DIVERSIFIED FINANCIAL                 38,400   Hong Kong Exchanges and Clearing Ltd.               659,189
                        SERVICES - 0.7%
                        ELECTRIC UTILITIES - 0.6%            147,000   Cheung Kong Infrastructure Holdings Ltd.            590,255
                        FOOD PRODUCTS - 1.0%                 496,667   Chaoda Modern Agriculture Holdings Ltd.             564,144
                                                             151,200   China Mengniu Dairy Co., Ltd.                       441,012
                                                                                                                      ------------
                                                                                                                         1,005,156
                                                                                                                      ------------
                        INDUSTRIAL CONGLOMERATES - 0.6%      161,900   NWS Holdings Ltd.                                   549,191
                        REAL ESTATE MANAGEMENT &
                        DEVELOPMENT - 0.3%                    20,200   Sun Hung Kai Properties Ltd.                        315,096
                        SPECIALTY RETAIL - 0.4%               27,500   Esprit Holdings Ltd.                                330,029
                        TRANSPORTATION                       102,700   COSCO Pacific Ltd.                                  200,316
                        INFRASTRUCTURE - 0.8%
                                                              61,800   China Merchants Holdings International
                                                                       Co., Ltd.                                           293,410
                                                              67,700   Hopewell Holdings Ltd.                              257,051
                                                                                                                      ------------
                                                                                                                           750,777
                                                                                                                      ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.7%                       47,700   China Mobile Ltd.                                   709,740
                                                                       TOTAL COMMON STOCKS IN HONG KONG                  7,209,717
INDIA - 6.2%            AUTOMOBILES - 0.2%                    12,300   Tata Motors Ltd.                                    190,908
                        COMMERCIAL BANKS - 0.8%               15,700   HDFC Bank Ltd.                                      520,953
                                                               7,000   State Bank of India Ltd.                            279,206
                                                                                                                      ------------
                                                                                                                           800,159
                                                                                                                      ------------
                        CONSTRUCTION & ENGINEERING -          72,000   Jaiprakash Associates Ltd.                          406,660
                        1.1%
                                                               7,900   Larsen & Toubro Ltd.                                597,807
                                                                                                                      ------------
                                                                                                                         1,004,467
                                                                                                                      ------------
                        ELECTRICAL EQUIPMENT - 0.7%            8,700   Bharat Heavy Electricals Ltd.                       447,003
                                                              38,000   Suzlon Energy Ltd.                                  249,860
                                                                                                                      ------------
                                                                                                                           696,863
                                                                                                                      ------------
                        INDUSTRIAL CONGLOMERATES - 0.2%       14,000   Siemens India Ltd.                                  215,095
                        MEDIA - 0.2%                          34,000   Zee Telefilms Ltd.                                  208,517
                        METALS & MINING - 1.0%                85,600   Hindalco Industries Ltd.                            352,257
                                                              36,200   Sterlite Industries India Ltd. (a)                  644,688
                                                                                                                      ------------
                                                                                                                           996,945
                                                                                                                      ------------
                        OIL, GAS & CONSUMABLE                  9,400   Reliance Industries Ltd.                            530,870
                        FUELS - 0.6%
                        PHARMACEUTICALS - 0.3%                10,100   Sun Pharmaceuticals Industries Ltd.                 309,482
                        TRANSPORTATION                        15,400   Mundra Port and Special Economic Zone
                        INFRASTRUCTURE - 0.2%                          Ltd. (a)                                            222,152
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.9%                       21,700   Bharti Tele-Ventures Ltd. (a)                       446,900
                                                              28,900   Reliance Communication Ventures Ltd.                367,193
                                                                                                                      ------------
                                                                                                                           814,093
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN INDIA                      5,989,551
                                                                                                                      ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)    (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                 INDUSTRY                            SHARES     COMMON STOCKS                                      VALUE
---------------------   -------------------------------   ----------   --------------------------------------------   ------------
ISRAEL - 1.0%           PHARMACEUTICALS - 1.0%                20,100   Teva Pharmaceutical Industries Ltd. (b)        $    928,419
                                                                       TOTAL COMMON STOCKS IN ISRAEL                       928,419
ITALY - 0.6%            COMMERCIAL BANKS - 0.6%               87,100   Unicredit SpA                                       582,628
                                                                       TOTAL COMMON STOCKS IN ITALY                        582,628
JAPAN - 3.2%            OFFICE ELECTRONICS - 0.7%             14,000   Canon, Inc.                                         644,663
                        ROAD & RAIL - 0.4%                        50   East Japan Railway Co.                              415,831
                        SOFTWARE - 1.0%                        1,900   Nintendo Co., Ltd.                                  979,735
                        TRADING COMPANIES &
                        DISTRIBUTORS - 1.1%                   16,600   Mitsubishi Corp.                                    501,264
                                                              26,800   Mitsui & Co., Ltd.                                  543,098
                                                                                                                      ------------
                                                                                                                         1,044,362
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN JAPAN                      3,084,591
                                                                                                                      ------------
MEXICO - 0.8%           WIRELESS TELECOMMUNICATION
                        SERVICES - 0.8%                       11,500   America Movil, SA de CV (b)                         732,435
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN MEXICO                       732,435
                                                                                                                      ------------
NETHERLANDS - 0.3%      FOOD & STAPLES RETAILING - 0.3%       11,100   X 5 Retail Group NV (a)(b)                          321,900
                                                                       TOTAL COMMON STOCKS IN THE NETHERLANDS              321,900
NORWAY - 0.3%           ELECTRICAL EQUIPMENT - 0.3%            9,700   Renewable Energy Corp. AS (a)                       270,484
                                                                       TOTAL COMMON STOCKS IN NORWAY                       270,484
SINGAPORE - 1.0%        FOOD PRODUCTS - 0.5%                 168,000   Wilmar International Ltd.                           510,182
                        INDUSTRIAL CONGLOMERATES - 0.5%       70,400   Keppel Corp. Ltd.                                   506,346
                                                                       TOTAL COMMON STOCKS IN SINGAPORE                  1,016,528
SOUTH AFRICA - 2.2%     COMMERCIAL BANKS - 0.2%               15,467   Standard Bank Group Ltd.                            168,209
                        CONSTRUCTION MATERIALS - 0.3%         55,152   Pretoria Portland Cement Co. Ltd.                   272,360
                        INDUSTRIAL CONGLOMERATES - 0.2%       15,400   Barloworld Ltd.                                     204,719
                        MEDIA - 0.2%                          10,500   Naspers Ltd.                                        182,552
                        METALS & MINING - 0.8%                12,100   Impala Platinum Holdings Ltd.                       466,991
                                                              19,000   Kumba Resources Ltd.                                258,527
                                                                                                                      ------------
                                                                                                                           725,518
                                                                                                                      ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.5%                       35,000   MTN Group Ltd.                                      530,826
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN SOUTH AFRICA               2,084,184
                                                                                                                      ------------
SOUTH KOREA - 0.5%      CONSTRUCTION & ENGINEERING -
                        0.5%                                   2,300   Doosan Heavy Industries and Construction Co.
                                                                       Ltd.                                                307,719
                                                               1,400   GS Engineering & Construction Corp.                 204,978
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN SOUTH KOREA                  512,697
                                                                                                                      ------------
SPAIN - 0.5%            DIVERSIFIED FINANCIAL                  9,700   Bolsas y Mercados Espanoles                         473,813
                        SERVICES - 0.5%
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN SPAIN                        473,813
                                                                                                                      ------------
SWITZERLAND - 5.2%      COMMERCIAL SERVICES &                    400   SGS SA                                              575,169
                        SUPPLIES - 0.6%
                        ELECTRICAL EQUIPMENT - 0.6%           21,500   ABB Ltd.                                            577,172
                        FOOD PRODUCTS - 1.5%                   2,900   Nestle SA Registered Shares                       1,449,124
                        LIFE SCIENCES TOOLS &                  9,600   Lonza Group AG Registered Shares                  1,273,104
                        SERVICES - 1.3%
                        OIL, GAS & CONSUMABLE                  6,650   Petroplus Holdings AG                               409,138
                        FUELS - 0.4%

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             INDUSTRY                SHARES                     COMMON STOCKS                      VALUE
---------------------   -------------------------------   ----------   --------------------------------------------   ------------
                        TEXTILES, APPAREL & LUXURY            15,100   The Swatch Group Ltd. Registered Shares        $    775,451
                        GOODS - 0.8%
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN SWITZERLAND                5,059,158
                                                                                                                      ------------
UNITED KINGDOM - 4.9%   BEVERAGES - 1.2%                      57,300   Diageo Plc                                        1,155,393
                        COMMERCIAL BANKS - 1.1%               30,500   Standard Chartered Plc                            1,042,352
                        COMMERCIAL SERVICES &                 40,000   Aggreko Plc                                         512,434
                        SUPPLIES - 1.1%
                                                              31,000   Intertek Group Plc                                  634,926
                                                                                                                      ------------
                                                                                                                         1,147,360
                                                                                                                      ------------
                        FOOD & STAPLES RETAILING - 0.5%       62,700   Tesco Plc                                           471,616
                        METALS & MINING - 0.9%                 7,500   Anglo American Plc                                  450,711
                                                               4,000   Rio Tinto Plc Registered Shares                     415,425
                                                                                                                      ------------
                                                                                                                           866,136
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN THE
                                                                       UNITED KINGDOM                                    4,682,857
                                                                                                                      ------------
UNITED STATES - 35.4%   AEROSPACE & DEFENSE - 0.5%             4,700   Precision Castparts Corp.                           479,776
                        BEVERAGES - 2.2%                      19,200   The Coca-Cola Co.                                 1,168,704
                                                              13,400   PepsiCo, Inc.                                       967,480
                                                                                                                      ------------
                                                                                                                         2,136,184
                                                                                                                      ------------
                        CAPITAL MARKETS - 0.6%                 8,000   Northern Trust Corp.                                531,760
                        CHEMICALS - 1.1%                       9,400   Monsanto Co.                                      1,048,100
                        COMMERCIAL SERVICES &                 19,600   FTI Consulting, Inc. (a)                          1,392,384
                        SUPPLIES - 1.4%
                        COMMUNICATIONS EQUIPMENT - 1.1%       42,700   Cisco Systems, Inc. (a)                           1,028,643
                        COMPUTERS & PERIPHERALS - 1.7%         4,600   Apple, Inc. (a)                                     660,100
                                                              33,100   EMC Corp. (a)                                       474,654
                                                              10,700   Hewlett-Packard Co.                                 488,562
                                                                                                                      ------------
                                                                                                                         1,623,316
                                                                                                                      ------------
                        CONSTRUCTION & ENGINEERING -          12,300   Jacobs Engineering Group, Inc. (a)                  905,157
                        0.9%
                        DIVERSIFIED FINANCIAL                 10,900   JPMorgan Chase & Co.                                468,155
                        SERVICES - 0.5%
                        ELECTRICAL EQUIPMENT - 0.7%           11,300   General Cable Corp. (a)                             667,491
                        ENERGY EQUIPMENT & SERVICES -
                        1.9%                                   5,400   Core Laboratories NV (a)                            644,220
                                                               8,400   National Oilwell Varco, Inc. (a)                    490,392
                                                               8,500   Schlumberger Ltd.                                   739,500
                                                                                                                      ------------
                                                                                                                         1,874,112
                                                                                                                      ------------
                        FOOD & STAPLES RETAILING - 2.0%       29,400   CVS Caremark Corp.                                1,190,994
                                                              14,600   Wal-Mart Stores, Inc.                               769,128
                                                                                                                      ------------
                                                                                                                         1,960,122
                                                                                                                      ------------
                        FOOD PRODUCTS - 0.6%                   6,600   Bunge Ltd.                                          573,408
                        HEALTH CARE EQUIPMENT &               13,400   Hologic, Inc. (a)                                   745,040
                        SUPPLIES - 1.4%
                                                               2,000   Intuitive Surgical, Inc. (a)                        648,700
                                                                                                                      ------------
                                                                                                                         1,393,740
                                                                                                                      ------------
                        HOTELS, RESTAURANTS &                 16,900   McDonald's Corp.                                    942,513
                        LEISURE - 1.0%
                        HOUSEHOLD PRODUCTS - 2.0%             27,600   The Procter & Gamble Co.                          1,933,932

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             INDUSTRY                SHARES                     COMMON STOCKS                      VALUE
---------------------   -------------------------------   ----------   --------------------------------------------   ------------
                        IT SERVICES - 1.2%                     2,800   MasterCard, Inc. Class A                       $    624,372
                                                               8,300   Visa, Inc. Class A (a)                              517,588
                                                                                                                      ------------
                                                                                                                         1,141,960
                                                                                                                      ------------
                        INDUSTRIAL CONGLOMERATES - 1.1%       28,200   General Electric Co.                              1,043,682
                        INTERNET & CATALOG RETAIL -           11,400   Amazon.com, Inc. (a)                                812,820
                        0.8%
                        INTERNET SOFTWARE & SERVICES -
                        1.9%                                   3,300   Google, Inc. Class A (a)                          1,453,551
                                                               8,800   Mercadolibre, Inc. (a)                              349,888
                                                                                                                      ------------
                                                                                                                         1,803,439
                                                                                                                      ------------
                        LIFE SCIENCES TOOLS & SERVICES
                        - 1.0%                                16,700   Thermo Fisher Scientific, Inc. (a)                  949,228
                        MACHINERY - 2.6%                      18,800   Deere & Co.                                       1,512,272
                                                              15,800   Joy Global, Inc.                                  1,029,528
                                                                                                                      ------------
                                                                                                                         2,541,800
                                                                                                                      ------------
                        METALS & MINING - 0.5%                 5,300   Freeport-McMoRan Copper & Gold, Inc. Class B        509,966
                        OIL, GAS & CONSUMABLE                  9,600   Consol Energy, Inc.                                 664,224
                        FUELS - 0.7%
                        PHARMACEUTICALS - 1.3%                12,200   Johnson & Johnson                                   791,414
                                                              11,000   Merck & Co., Inc.                                   417,450
                                                                                                                      ------------
                                                                                                                         1,208,864
                                                                                                                      ------------
                        SEMICONDUCTORS & SEMICONDUCTOR
                        EQUIPMENT -0.3%                       16,050   Nvidia Corp. (a)                                    317,629
                        SOFTWARE - 2.1%                       55,500   Microsoft Corp.                                   1,575,090
                                                              24,100   Oracle Corp. (a)                                    471,396
                                                                                                                      ------------
                                                                                                                         2,046,486
                                                                                                                      ------------
                        THRIFTS & MORTGAGE FINANCE -           7,400   Fannie Mae                                          194,768
                        0.2%
                        TOBACCO - 1.2%                        16,500   Altria Group, Inc.                                  366,300
                                                              16,500   Philip Morris International, Inc. (a)               834,570
                                                                                                                      ------------
                                                                                                                         1,200,870
                                                                                                                      ------------
                        WIRELESS TELECOMMUNICATION
                        SERVICES - 0.8%                       25,100   SBA Communications Corp. Class A (a)                748,733
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS IN THE UNITED STATES         34,143,262
                                                                                                                      ------------
                                                                       TOTAL COMMON STOCKS
                                                                       (COST - $81,142,033) - 97.1%                     93,760,519
                                                                                                                      ------------

                                                          BENEFICIAL
                                                           INTEREST
                                                            (000)      SHORT-TERM SECURITIES
                                                          ----------   --------------------------------------------
                                                          $    1,061   BlackRock Liquidity Series, LLC
                                                                       Cash Sweep Series, 2.92% (d)(e)                   1,061,325
                                                                 380   BlackRock Liquidity Series, LLC
                                                                       Money Market Series, 3.10% (d)(e)(f)                380,000
                                                                       TOTAL SHORT-TERM SECURITIES
                                                                       (COST - $1,441,325) - 1.5%                        1,441,325
                                                                       TOTAL INVESTMENTS
                                                                       (COST - $82,583,358*) - 98.6%                    95,201,844
                                                                       OTHER ASSETS LESS LIABILITIES - 1.4%              1,338,927
                                                                                                                      ------------
                                                                       NET ASSETS - 100.0%                            $ 96,540,771
                                                                                                                      ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GLOBAL GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2008 (UNAUDITED)     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $ 82,677,892
                                ============
Gross unrealized appreciation   $ 16,970,278
Gross unrealized depreciation     (4,446,326)
                                ------------
Net unrealized appreciation     $ 12,523,952
                                ============

(a)  Non-income producing security.

(b)  Depositary receipts.

(c)  Security, or a portion of security, is on loan.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         NET
                                                      ACTIVITY   INTEREST
AFFILIATE                                               (000)     INCOME
---------                                             --------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series      $1,061     $3,229
BlackRock Liquidity Series, LLC Money Market Series    $ (200)    $1,093

(e)  Represents the current yield as of report date.

(f)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Variable Series Funds, Inc. - BlackRock Global Growth V.I. Fund

- Effective January 1, 2008, the BlackRock Global Growth V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market - corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

     The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN
VALUATION INPUTS     SECURITIES
----------------   --------------
Level 1              $93,438,619
Level 2                1,763,225
Level 3                        0
                     -----------
TOTAL                $95,201,844
                     ===========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
                                                     (000)       ASSET-BACKED SECURITIES                                  VALUE
                                                 -------------   -----------------------                             -------------
                                                 $      11,000   Carrington Mortgage Loan Trust Series 2006-NC1
                                                                    Class A2, 5.48%, 1/25/36 (a)                     $  10,695,960
                                                         1,613   IXIS Real Estate Capital Trust Series 2006-HE3
                                                                    Class A1, 2.945%, 1/25/37 (a)                        1,579,807
                                                         1,549   Soundview Home Equity Loan Trust Series 2006-EQ1
                                                                    Class A1, 2.945%, 10/25/36 (a)                       1,534,630
                                                                                                                     -------------
                                                                 TOTAL ASSET-BACKED SECURITIES
                                                                 (COST - $14,162,315) - 5.8%                           13,810,397
                                                                                                                     -------------
                                                                 U.S. GOVERNMENT OBLIGATIONS
                                                        47,100   U.S. Treasury Notes, 3.50%, 2/15/18                    47,372,285
                                                                                                                     -------------
                                                                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                 (COST - $47,082,433) - 19.7%                           47,372,285
                                                                                                                     -------------
                                                                 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                                                 Fannie Mae Guaranteed Pass-Through Certificates:
                                                         1,600      4.50%, 4/15/38 (b)                                   1,542,499
                                                         4,700      5.00%, 4/15/23 (b)                                   4,744,063
                                                         3,724      5.081%, 11/01/35 (a)                                 3,785,753
                                                         1,749      5.266%, 9/01/35 (a)                                  1,779,616
                                                         2,150      5.462%, 12/01/36 (a)                                 2,184,560
                                                       352,600      5.50%, 4/15/38 (b)                                 355,905,625
                                                        19,000      6.00%, 4/15/23 - 4/15/38 (b)                        19,481,873
                                                       106,000      6.50%, 4/15/38 (b)                                 109,776,250
                                                           399      7.50%, 5/01/32                                         429,819
                                                           191      8.00%, 4/01/08 - 11/01/32                              207,406
                                                                 Freddie Mac Mortgage Participation Certificates:
                                                         2,000      6.00%, 4/15/23 (b)                                   2,056,876
                                                            13      7.50%, 8/01/29 - 9/01/31                                14,603
                                                           271      8.00%, 12/01/29 - 7/01/30                              293,950
                                                                 Ginnie Mae MBS Certificates:
                                                         3,800      5.00%, 4/15/38 (b)                                   3,798,815
                                                         5,000      5.50%, 5/01/37 - 4/15/38                             5,076,657
                                                        12,600      6.00%, 4/21/37 - 4/15/38 (b)                        12,995,250
                                                         2,115      8.00%, 1/15/32                                       2,321,216
                                                                                                                     -------------
                                                                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                    SECURITIES  (COST - $524,272,972) - 219.1%         526,394,831
                                                                                                                     -------------
                                                                 U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                                                    - COLLATERALIZED MORTGAGE OBLIGATIONS
                                                         6,418   Fannie Mae Trust Series 353 Class 2, 5%, 8/01/34        1,477,836
                                                         3,947   Fannie Mae Trust Series 370 Class 2, 6%, 5/25/36          763,234
                                                           142   Fannie Mae Trust Series 2002-W11 Class AV1,
                                                                    3.235%, 11/25/32 (a)                                   139,461
                                                         3,425   Fannie Mae Trust Series 2006-M2 Class A2A, 5.271%,
                                                                    10/25/32 (a)                                         3,491,173
                                                         1,800   Freddie Mac Multiclass Certificates Series 2634
                                                                    Class TH, 4.50%, 6/15/18                             1,785,643
                                                         1,470   Freddie Mac Multiclass Certificates Series 2746
                                                                    Class EG, 4.50%, 2/15/19                             1,463,991
                                                         1,980   Freddie Mac Multiclass Certificates Series 2798
                                                                    Class JK, 4.50%, 5/15/19                             1,970,207

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR        U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                     (000)       SECURITIES - COLLATERALIZED MORTGAGE OBLIGATIONS         VALUE
                                                 -------------   ------------------------------------------------    -------------
                                                      $  2,100   Freddie Mac Multiclass Certificates Series 2827
                                                                    Class DG, 4.50%, 7/15/19                         $   2,074,128
                                                         1,860   Freddie Mac Multiclass Certificates Series 2924
                                                                    Class DB, 4.50%, 1/15/20                             1,833,938
                                                         2,850   Freddie Mac Multiclass Certificates Series 2971
                                                                    Class GD, 5%, 5/15/20                                2,870,893
                                                         1,470   Freddie Mac Multiclass Certificates Series 2987
                                                                    Class HE, 4.50%, 6/15/20                             1,454,603
                                                         1,140   Freddie Mac Multiclass Certificates Series 2995
                                                                    Class JK, 4.50%, 6/15/20                             1,124,243
                                                         3,850   Freddie Mac Multiclass Certificates Series 3042
                                                                    Class EA, 4.50%, 9/15/35                             3,726,872
                                                         4,039   Freddie Mac Multiclass Certificates Series 3192
                                                                    Class GA, 6%, 3/15/27                                4,143,387
                                                         3,974   Freddie Mac Multiclass Certificates Series 3242
                                                                    Class NC, 5.75%, 12/15/28                            4,080,471
                                                        46,716   Ginnie Mae Trust Series 2002-83 Class IO, 1.574%,
                                                                    10/16/42 (a)(c)                                      1,256,275
                                                        83,062   Ginnie Mae Trust Series 2003-17 Class IO, 1.24%,
                                                                    3/16/43 (a)(c)                                       2,792,689
                                                        38,368   Ginnie Mae Trust Series 2003-109 Class IO, 1.098%,
                                                                    11/16/43 (a)(c)                                      1,325,553
                                                        22,810   Ginnie Mae Trust Series 2004-9 Class IO, 1.383%,
                                                                    3/16/34 (a)(c)                                         817,546
                                                         3,851   Ginnie Mae Trust Series 2004-43 Class Z, 4.50%,
                                                                    6/16/44 (a)                                          3,021,794
                                                         4,035   Ginnie Mae Trust Series 2004-45 Class Z, 5.723%,
                                                                    6/16/45 (a)                                          4,086,424
                                                        51,604   Ginnie Mae Trust Series 2004-77 Class IO, 1.065%,
                                                                    9/16/44 (a)(c)                                       1,817,174
                                                         1,334   Ginnie Mae Trust Series 2005-71 Class AB, 5.50%,
                                                                    9/20/35                                              1,383,513
                                                                                                                     -------------
                                                                 TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                    SECURITIES - COLLATERALIZED MORTGAGE
                                                                    OBLIGATIONS (COST - $45,920,109) - 20.4%            48,901,048
                                                                                                                     -------------
                                                                 NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.2%              3,431   Banc of America Funding Corp. Series 2006-7 Class
                                                                    1A7, 6%, 9/25/36                                     3,229,636
                                                         2,535   Banc of America Funding Corp. Series 2006-B Class
                                                                    5A1, 5.813%, 3/20/36 (a)                             2,442,679
                                                         1,280   CS First Boston Mortgage Securities Corp. Series
                                                                    2003-8 Class 2A1, 5%, 4/25/18                        1,261,744
                                                         1,644   CS First Boston Mortgage Securities Corp. Series
                                                                    2003-10 Class 4A1, 5%, 5/25/18                       1,620,641
                                                           612   Chase Mortgage Finance Corp. Series 2003-S3 Class
                                                                    A1, 5%, 3/25/18                                        607,513
                                                         1,737   Chase Mortgage Finance Corp. Series 2003-S4 Class
                                                                    2A1, 5%, 4/25/18 (d)                                 1,712,068
                                                         1,030   Countrywide Alternative Loan Trust Series 2005-57CB
                                                                    Class 3A3, 5.50%, 12/25/35                             960,852
                                                           999   Countrywide Alternative Loan Trust Series 2006-41CB
                                                                    Class 1A3, 6%, 1/25/37                                 981,793

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
                                                     (000)       NON-GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES         VALUE
                                                 -------------   ------------------------------------------------    -------------
                                                 $       2,014   Countrywide Alternative Loan Trust Series 2007-3T1
                                                                    Class1A7, 6%, 4/25/37                            $   1,946,752
                                                         4,040   Countrywide Alternative Loan Trust Series
                                                                    2007-16CB Class 5A3, 6.25%, 8/25/37                  3,582,695
                                                         2,115   Countrywide Alternative Loan Trust Series 2007-19
                                                                    Class 1A8, 6%, 8/25/37                               1,864,251
                                                         1,404   Countrywide Home Loan Mortgage Pass-Through Trust
                                                                    Series 2003-10 Class A6, 3.245%, 5/25/33 (a)         1,393,247
                                                         4,802   Countrywide Home Loan Mortgage Pass-Through Trust
                                                                    Series 2006-20 Class 1A33, 6%, 2/25/37               4,774,673
                                                         1,370   First Horizon Alternative Mortgage Securities
                                                                    Series 2005-FA9 Class A5, 5.50%, 12/25/35            1,321,633
                                                         1,212   MASTR Asset Securitization Trust Series 2003-4
                                                                    Class 2A7, 4.75%, 5/25/18                            1,178,479
                                                         1,610   MASTR Asset Securitization Trust Series 2003-5
                                                                    Class 2A1, 5%, 6/25/18                               1,622,039
                                                         2,460   MASTR Asset Securitization Trust Series 2003-7
                                                                    Class 2A1, 4.75%, 8/25/18                            2,412,552
                                                         2,382   Merrill Lynch Mortgage Investors, Inc. Series
                                                                    2006-A3 Class 3A1, 5.825%, 5/25/36 (a)(e)            1,991,764
                                                         1,240   Residential Funding Mortgage Securities I Series
                                                                    2007-S2 Class A3, 6%, 2/25/37                        1,242,171
                                                         4,577   Residential Funding Mortgage Securities I Series
                                                                    2007-S6 Class 2A12, 6%, 6/25/37                      4,587,045
                                                         1,567   WaMu Mortgage Pass-Through Certificates Series
                                                                    2003-S3 Class 2A1, 5%, 5/25/18                       1,590,418
                                                         1,468   WaMu Mortgage Pass-Through Certificates Series
                                                                    2003-S8 Class A2, 5%, 9/25/18                        1,479,836
                                                                                                                     -------------
                                                                 TOTAL NON-GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                    SECURITIES (COST - $45,288,001) - 18.2%             43,804,481
                                                                                                                     -------------

                                                   BENEFICIAL
                                                    INTEREST
                                                     (000)       SHORT-TERM SECURITIES
                                                 -------------   ---------------------
                                                 $      55,358   BlackRock Liquidity Series, LLC
                                                                    Cash Sweep Series, 2.92% (e)(f)                     55,357,970
                                                                                                                     -------------
                                                                 TOTAL SHORT-TERM SECURITIES
                                                                 (COST - $55,357,970) - 23.0%
                                                                                                                        55,357,970
                                                                                                                     -------------

                                                   CONTRACTS+    OPTIONS PURCHASED (G)
                                                 -------------   ---------------------
CALL OPTIONS PURCHASED                                      26   Receive a fixed rate of 4.54286% and pay a
                                                                    floating rate based on 3-month USD LIBOR,
                                                                    expiring March 2009, Broker Credit Suisse
                                                                    International                                          856,804
                                                            20   Receive a fixed rate of 5.335% and pay a floating
                                                                    rate based on 3-month LIBOR, expiring November
                                                                    2009, Broker Citibank NA                             1,617,393
                                                            11   Receive a fixed rate of 5.455% and pay a floating
                                                                    rate based on 3-month USD LIBOR, expiring March
                                                                    2011, Broker Credit Suisse International               438,027
                                                                                                                     -------------
                                                                                                                         2,912,224
                                                                                                                     -------------
PUT OPTIONS PURCHASED                                       26   Pay a fixed rate of 4.54286% and receive a
                                                                    floating rate based on 3-month LIBOR, expiring
                                                                    March 2009, Broker Credit Suisse International       1,180,218

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                   CONTRACTS+    OPTIONS PURCHASED (G)                                    VALUE
                                                 -------------   ---------------------                                ------------
                                                            20   Pay a fixed rate of 5.335% and receive a floating
                                                                    rate based on 3-month LIBOR, expiring November
                                                                    2009, Broker Citibank NA                          $    471,832
                                                            11   Pay a fixed rate of 5.455% and receive a floating
                                                                    rate based on 3-month USD LIBOR, expiring March
                                                                    2011, Broker Credit Suisse International               883,028
                                                                                                                      ------------
                                                                                                                         2,535,078
                                                                                                                      ------------
                                                                 TOTAL OPTIONS PURCHASED
                                                                 (PREMIUMS PAID - $4,989,886) - 2.3%                     5,447,302
                                                                                                                      ------------
                                                                 TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT,
                                                                    TBA SALE COMMITMENTS AND OPTIONS WRITTEN
                                                                    (COST - $737,073,686*) - 308.5%                    741,088,314
                                                                                                                      ------------

                                                      PAR
                                                     (000)
                                                 -------------
                                                                 INVESTMENTS SOLD SHORT
                                                          (400)  U.S. Treasury Bonds, 3.50%, 2/15/18                      (402,312)
                                                                                                                      ------------
                                                                 TOTAL INVESTMENTS SOLD SHORT
                                                                 (PROCEEDS - $387,169) - (0.2%)
                                                                                                                          (402,312)
                                                                                                                      ------------
                                                                 TBA SALE COMMITMENTS
                                                      (171,400)  Fannie Mae Guaranteed Pass-Through Certificates,
                                                                    5.50%, 4/15/38                                    (173,170,219)
                                                       (15,000)  Fannie Mae Guaranteed Pass-Through Certificates,
                                                                    6%, 4/15/23 - 4/15/38                              (15,371,865)
                                                      (101,000)  Fannie Mae Guaranteed Pass-Through Certificates,
                                                                    6.50%, 4/15/38                                    (104,627,112)
                                                                                                                      ------------
                                                                 TOTAL TBA SALE COMMITMENTS
                                                                 (PROCEEDS RECEIVED - $289,708,859) - (122.0%)        (293,169,196)
                                                                                                                      ------------

                                                   CONTRACTS+    OPTIONS WRITTEN (G)
                                                 -------------   -------------------
CALL OPTIONS WRITTEN                                        17   Pay a fixed rate of 4.885% and receive a floating
                                                                    rate based on 3-month USD LIBOR, expiring
                                                                    November 2009, Broker Citibank NA                   (1,019,202)
PUT OPTIONS WRITTEN                                         17   Receive a fixed rate of 4.885% and pay a floating
                                                                    rate based on 3-month USD LIBOR, expiring
                                                                    November 2009, Broker Citibank NA                     (660,192)
                                                                                                                      ------------
                                                                 TOTAL OPTIONS WRITTEN
                                                                 (PREMIUMS RECEIVED - $1,453,613) - (0.7%)
                                                                                                                        (1,679,394)
                                                                                                                      ------------
                                                                 TOTAL INVESTMENTS, NET OF INVESTMENTS SOLD SHORT,
                                                                    TBA SALE COMMITMENTS AND OPTIONS WRITTEN
                                                                    (COST - $445,524,045)  - 185.6%                    445,837,412
                                                                 LIABILITIES IN EXCESS OF OTHER ASSETS - (85.6%)      (205,600,969)
                                                                                                                     -------------
                                                                 NET ASSETS - 100.0%                                 $ 240,236,443
                                                                                                                     =============


+    One contract represents a notional amount of $1,000,000.

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $740,229,713
                                ============
Gross unrealized appreciation   $  5,151,886
Gross unrealized depreciation     (4,293,285)
                                ------------
Net unrealized appreciation     $    858,601
                                ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

(a)  Variable rate security. Rate shown is as of report date.

(b) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(c) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(d) All or a portion of securities held as collateral in connection with open financial futures contracts.

(e) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      PURCHASE     SALES    REALIZED   INTEREST
AFFILIATE                                               COST        COST      GAIN      INCOME
---------                                           -----------   -------   --------   --------
BlackRock Liquidity Series, LLC
Cash Sweep Series                                   $55,357,970*       --       --      $63,277
Merrill Lynch Mortgage Investors,
   Inc. Series 2006-A3 Class 3A1, 5.825%, 5/25/36            --   $73,570     $141      $34,827

*    Represents net purchase cost.

(f)  Represents the current yield as of report date.

(g) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

-    Swaps outstanding as of March 31, 2008 were as follows:

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                         (000)    (DEPRECIATION)
                                                       --------   --------------
Receive a fixed rate of 4.875% and pay a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires August 2009                                    $ 89,000   $    3,075,417

Pay a fixed rate of 4.95% and receive a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires August 2009                                    $101,000       (3,604,462)

Receive a fixed rate of 2.33552% and pay a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires March 2010                                     $ 75,400         (109,981)

Receive a fixed rate of 2.6475% and pay a floating
rate based on 3-month USD LIBOR
Broker, Credit Suisse First Boston International
Expires March 2010                                     $ 59,900          243,413

Receive a fixed rate of 5.218% and pay a floating
rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires January 2011                                   $ 51,575        3,478,064

Receive a fixed rate of 4.17% and pay 3.50% on
Treasury Inflation Protected Securities (TIPS)
adjusted principal
Broker, JPMorgan Chase
Expires January 2011                                   $  4,725         (304,407)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                         (000)    (DEPRECIATION)
                                                       --------   --------------
Receive a fixed rate of 4.95% and pay a floating
rate based on 3-month LIBOR
Broker, Citibank, NA
Expires December 2011                                  $ 20,000    $  1,379,706

Receive a fixed rate of 5.019% and pay a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires August 2012                                    $ 30,700       2,331,459

Receive a fixed rate of 5.01% and pay a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires August 2012                                    $ 37,000       2,792,093

Receive a fixed rate of 4.29% and pay a floating
rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires November 2012                                  $ 10,000         455,181

Pay a fixed rate of 4.41% and receive a floating
rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2012                                  $ 13,800        (707,228)

Pay a fixed rate of 4.25% and receive a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires January 2013                                   $ 28,300      (1,245,849)

Pay a fixed rate of 3.69% and receive a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires February 2013                                  $ 35,000        (619,848)

Receive a fixed rate of 3.735% and pay a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires February 2013                                  $ 39,000         785,147

Pay a fixed rate of 3.68152% and receive a floating
rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires February 2013                                  $ 11,300         (74,221)

Receive a fixed rate of 3.88683% and pay a floating
rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires February 2013                                  $ 35,600         299,310

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                         (000)    (DEPRECIATION)
                                                       --------   --------------
Pay a fixed rate of 3.775% and receive a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires February 2013                                  $ 17,700   $     (385,865)

Receive a fixed rate of 3.88308% and pay a floating
rate based on 3-month USD LIBOR
Broker, Credit Suisse First Boston International
Expires February 2013                                  $ 11,900          314,612

Receive a fixed rate of 2.585% and pay a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires March 2013                                     $ 71,000          233,260

Pay a fixed rate of 3.3975% and receive a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires March 2013                                     $ 16,600          (73,557)

Pay a fixed rate of 3.38% and receive a floating
rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires March 2013                                     $  6,000          (21,800)

Receive a fixed rate of 3.265% and pay a floating
rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires March 2013                                     $ 26,500          (29,398)

Receive a fixed rate of 3.06% and pay a floating
rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires March 2013                                     $ 47,500         (500,209)

Pay a fixed rate of 3.57% and receive a floating
rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires March 2013                                     $ 49,100         (607,976)

Pay a fixed rate of 3.46125% and receive a floating
rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires March 2013                                     $ 12,000          (87,793)

Pay a fixed rate of 3.393% and receive a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires March 2013                                     $  8,000          (33,986)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                         (000)    (DEPRECIATION)
                                                       --------   --------------
Receive a fixed rate of 3.568% and pay a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires March 2013                                     $ 27,000   $      331,841

Receive a fixed rate of 3.3575% and pay a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires April 2013                                     $ 12,400           26,238

Receive a fixed rate of 3.3575% and pay a floating
rate based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires April 2013                                     $ 12,400           28,247

Pay a fixed rate of 5.29% and receive a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires May 2017                                       $  8,200         (827,005)

Pay a fixed rate of 5.741% and receive a floating
rate based on 3-month USD LIBOR
Broker, Credit Suisse First Boston International
Expires July 2017                                      $ 32,000       (4,353,824)

Pay a fixed rate of 5.762% and receive a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                      $ 21,000       (2,894,396)

Pay a fixed rate of 5.7125% and receive a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                      $ 58,000       (7,761,487)

Receive a fixed rate of 5.354% and pay a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires August 2017                                    $ 25,000        2,644,955

Receive a fixed rate of 5.632% and pay a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires August 2017                                    $ 25,000        2,660,783

Receive a fixed rate of 5.1725% and pay a floating
rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires September 2017                                 $ 20,000        1,843,936

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                         (000)    (DEPRECIATION)
                                                       --------   --------------
Receive a fixed rate of 5.23053% and pay a floating
rate based on the 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires September 2017                                 $ 21,000    $  2,012,370

Receive a fixed rate of 5.00% and pay a floating
rate based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires October 2017                                   $ 14,400       1,117,873

Pay a fixed rate of 4.74% and receive a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires November 2017                                  $ 14,700        (823,663)

Pay a fixed rate of 4.9175% and receive a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires November 2017                                  $ 14,700      (1,037,068)

Pay a fixed rate of 5.0696% and receive a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2017                                  $ 14,100      (1,171,126)

Receive a fixed rate of 4.83984% and pay a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2017                                  $ 14,000         899,556

Pay a fixed rate of 4.79362% and receive a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2017                                  $ 15,000        (904,221)

Receive a fixed rate of 4.56639% and pay a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2017                                  $ 17,600         738,043

Pay a fixed rate of 5.03514% and receive a floating
rate based on 3-month USD LIBOR
Broker, JPMorgan Chase
Expires November 2017                                  $ 30,300      (2,426,302)

Pay a fixed rate of 5.08566% and receive a floating
rate based on 3-month USD LIBOR
Broker, Credit Suisse First Boston International
Expires November 2017                                  $ 28,500      (2,398,703)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK GOVERNMENT INCOME V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                         (000)    (DEPRECIATION)
                                                       --------   --------------
Receive a fixed rate of 4.585% and pay a floating
rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires December 2017                                  $ 38,000    $ 1,645,282

Pay a fixed rate of 4.085% and receive a floating
rate based on 3-month USD LIBOR
Broker, Citibank, NA
Expires March 2018                                     $ 16,600        (17,082)

Pay a fixed rate of 4.105% and receive a floating
rate based on 3-month USD LIBOR
Broker, Goldman Sachs & Co.
Expires March 2018                                     $ 14,700        (43,953)
                                                                   -----------
TOTAL                                                              $(3,728,624)
                                                                   ===========

-    Financial futures purchased as of March 31, 2008 were as follows:

                                        EXPIRATION       FACE       UNREALIZED
CONTRACTS             ISSUE                DATE         VALUE      DEPRECIATION
---------   -------------------------   ----------   -----------   ------------
   337      2-Year U.S. Treasury Bond    June 2008   $72,405,990     $(66,834)
   186      5-Year U.S. Treasury Bond    June 2008   $21,279,972      (32,378)
                                                                     --------
               TOTAL UNREALIZED DEPRECIATION - NET                   $(99,212)
                                                                     ========

-    Financial futures sold as of March 31, 2008 were as follows:

                                                                      UNREALIZED
                                         EXPIRATION       FACE       APPRECIATION
CONTRACTS              ISSUE                DATE         VALUE      (DEPRECIATION)
---------   --------------------------   ----------   -----------   --------------
   334       5-Year U.S. Treasury Bond    June 2008   $38,122,828      $(31,454)
    27      10-Year U.S. Treasury Bond    June 2008   $ 3,212,059           325
                                                                       --------
               TOTAL UNREALIZED DEPRECIATION - NET                     $(31,129)
                                                                       ========

BlackRock Variable Series Funds, Inc. - BlackRock Government Income V.I. Fund

- Effective January 1, 2008, the BlackRock Government Income V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

     The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS     SECURITIES       INSTRUMENTS*
----------------   --------------   ---------------
Level 1                         0      $(130,341)
Level 2              $442,069,504         39,284
Level 3                         0              0
                     ------------      --------
TOTAL                $442,069,504      $(91,057)
                     ============      ========

* Other financial instruments are derivative instrument, such as futures, options and swaps.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
INDUSTRY                                             (000)      CORPORATE BONDS                                           VALUE
-----------------------------------------------  -------------  ----------------------------------------------------  ------------
AEROSPACE & DEFENSE - 2.0%                       $       1,000  DRS Technologies, Inc., 6.875%, 11/01/13              $    980,000
                                                           250  DRS Technologies, Inc., 6.625%, 2/01/16                    244,375
                                                           250  Hawker Beechcraft Acquisitions Co. LLC, 8.875%,
                                                                4/01/15 (b)                                                244,531
                                                            65  L-3 Communications Corp., 5.875%, 1/15/15                   62,238
                                                         1,025  L-3 Communications Corp. Series B, 6.375%, 10/15/15      1,001,938
                                                           370  TransDigm, Inc., 7.75%, 7/15/14                            370,000
                                                                                                                      ------------
                                                                                                                         2,903,082
                                                                                                                      ------------
AIRLINES - 0.5%                                             11  Continental Airlines, Inc. Series 1998-1-C,
                                                                6.541%, 9/15/09                                             11,109
                                                           741  Continental Airlines, Inc. Series 2001-1-C,
                                                                7.033%, 12/15/13                                           667,289
                                                                                                                      ------------
                                                                                                                           678,398
                                                                                                                      ------------
AUTO COMPONENTS - 2.6%                                     200  Allison Transmission, 11%, 11/01/15 (a)                    174,000
                                                           795  Allison Transmission, 11.25%, 11/01/15 (a)(b)              634,445
                                                           365  ArvinMeritor, Inc., 8.125%, 9/15/15                        297,475
                                                           150  The Goodyear Tire & Rubber Co., 8.663%, 12/01/09 (c)       149,062
                                                           270  The Goodyear Tire & Rubber Co., 7.857%, 8/15/11            276,413
                                                         1,054  The Goodyear Tire & Rubber Co., 8.625%, 12/01/11         1,105,382
                                                           240  The Goodyear Tire & Rubber Co., 4%, 6/15/34 (d)            521,100
                                                           540  Lear Corp., 8.75%, 12/01/16                                461,025
                                                           315  Metaldyne Corp., 10%, 11/01/13                             189,000
                                                                                                                      ------------
                                                                                                                         3,807,902
                                                                                                                      ------------
AUTOMOBILES - 0.4%                                         700  Ford Motor Co., 8.90%, 1/15/32                             525,000
BIOTECHNOLOGY - 0.6%                                     1,180  Angiotech Pharmaceuticals, Inc., 6.826%, 12/01/13 (c)      902,700
BUILDING PRODUCTS - 1.2%                                   600  CPG International I, Inc., 10.50%, 7/01/13                 504,000
                                                         1,740  Momentive Performance Materials, Inc.,
                                                                11.50%, 12/01/16
                                                                                                                         1,324,575
                                                                                                                      ------------
                                                                                                                         1,828,575
                                                                                                                      ------------
CAPITAL MARKETS - 0.6%                                     980  E*Trade Financial Corp., 12.50%, 11/30/17 (a)              960,400
                                                                                                                      ------------
CHEMICALS - 2.2%                                           435  American Pacific Corp., 9%, 2/01/15                        423,037
                                                           420  CII Carbon LLC, 11.125%, 11/15/15 (a)                      373,800
                                                           200  Hexion U.S. Finance Corp., 7.565%, 11/15/14 (c)            187,000
                                                           545  Hexion U.S. Finance Corp., 9.75%, 11/15/14                 584,513
                                                           575  Innophos, Inc., 8.875%, 8/15/14                            557,750
                                                           600  MacDermid, Inc., 9.50%, 4/15/17 (a)                        537,000
                                                           280  Terra Capital, Inc. Series B, 7%, 2/01/17                  276,150
                                                           300  Westlake Chemical Corp., 6.625%, 1/15/16                   262,500
                                                                                                                      ------------
                                                                                                                         3,201,750
                                                                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES - 5.3%                      365  ARAMARK Corp., 6.739%, 2/01/15 (c)                         322,112
                                                           400  Allied Waste North America, Inc., 6.50%, 11/15/10          400,000
                                                           170  Allied Waste North America, Inc., 6.375%, 4/15/11          167,237
                                                           900  Allied Waste North America, Inc., 7.875%, 4/15/13          925,875
                                                           725  Corrections Corp. of America, 7.50%, 5/01/11               732,250
                                                           325  Corrections Corp. of America, 6.75%, 1/31/14               326,625
                                                           587  DI Finance Series B, 9.50%, 2/15/13                        600,208
                                                           425  FTI Consulting, Inc., 7.625%, 6/15/13                      435,625
                                                         2,250  The Geo Group, Inc., 8.25%, 7/15/13                      2,266,875
                                                           450  Mobile Services Group, Inc., 9.75%, 8/01/14                420,750

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
INDUSTRY                                             (000)      CORPORATE BONDS                                           VALUE
-----------------------------------------------  -------------  ----------------------------------------------------  ------------
                                                 $         230  PNA Intermediate Holding Corp., 10.065%,
                                                                2/15/13 (b)(c)                                        $    177,592
                                                           190  Sally Holdings LLC, 10.50%, 11/15/16                       175,750
                                                           400  US Investigations Services, Inc., 10.50%,
                                                                   11/01/15 (a)                                            326,000
                                                           595  West Corp., 11%, 10/15/16                                  502,775
                                                                                                                      ------------
                                                                                                                         7,779,674
                                                                                                                      ------------
COMMUNICATIONS EQUIPMENT - 1.3%                            600  Dycom Industries, Inc., 8.125%, 10/15/15                   564,000
                                                         1,565  Nortel Networks Ltd., 6.963%, 7/15/11 (c)                1,341,988
                                                                                                                      ------------
                                                                                                                         1,905,988
                                                                                                                      ------------
CONSTRUCTION MATERIALS - 0.3%                              425  Texas Industries, Inc., 7.25%, 7/15/13                     413,313

CONTAINERS & PACKAGING - 2.4%                              220  Berry Plastics Holding Corp., 8.875%, 9/15/14              191,950
                                                           875  Graphic Packaging International Corp., 8.50%,
                                                                   8/15/11                                                 859,688
                                                         1,290  Impress Holdings BV, 5.838%, 9/15/13 (a)(c)              1,070,700
                                                           395  Packaging Dynamics Finance Corp., 10%, 5/01/16 (a)         294,275
                                                           680  Pregis Corp., 12.375%, 10/15/13                            632,400
                                                           560  Smurfit-Stone Container Enterprises, Inc., 8%,
                                                                   3/15/17                                                 470,400
                                                                                                                      ------------
                                                                                                                         3,519,413
                                                                                                                      ------------
DISTRIBUTORS - 0.4%                                        625  Buhrmann US, Inc., 8.25%, 7/01/14                          587,500
DIVERSIFIED FINANCIAL SERVICES - 2.6%                      950  Ford Motor Credit Co. LLC, 5.80%, 1/12/09                  905,052
                                                           600  Ford Motor Credit Co. LLC, 5.828%, 1/15/10 (c)             501,832
                                                           830  Ford Motor Credit Co. LLC, 5.70%, 1/15/10                  721,061
                                                         1,180  GMAC LLC, 6.75%, 12/01/14                                  835,087
                                                           850  Leucadia National Corp., 8.125%, 9/15/15                   854,250
                                                                                                                      ------------
                                                                                                                         3,817,282
                                                                                                                      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 4.4%              640  Cincinnati Bell, Inc., 7.25%, 7/15/13                      628,800
                                                           330  Citizens Communications Co., 6.25%, 1/15/13                298,650
                                                         1,250  Qwest Communications International, Inc., 7.50%,
                                                                2/15/14                                                  1,175,000
                                                           750  Qwest Corp., 6.05%, 6/15/13 (c)                            675,000
                                                         1,000  Qwest Corp., 7.50%, 6/15/23                                872,500
                                                         1,275  Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)        1,300,500
                                                           500  Windstream Corp., 8.125%, 8/01/13                          491,250
                                                         1,000  Windstream Corp., 8.625%, 8/01/16                          982,500
                                                                                                                      ------------
                                                                                                                         6,424,200
                                                                                                                      ------------
ELECTRIC UTILITIES - 1.6%                                  700  Edison Mission Energy, 7.50%, 6/15/13                      717,500
                                                           399  FPL Energy National Wind Portfolio, LLC,
                                                                   6.125%, 3/25/19 (a)                                     394,618
                                                           560  NSG Holdings LLC, 7.75%, 12/15/25 (a)                      543,200
                                                           687  Tenaska Alabama Partners LP, 7%, 6/30/21 (a)               640,307
                                                                                                                      ------------
                                                                                                                         2,295,625
                                                                                                                      ------------
ELECTRICAL EQUIPMENT - 1.1%                              1,410  Superior Essex Communications LLC, 9%, 4/15/12           1,357,125
                                                           204  UCAR Finance, Inc., 10.25%, 2/15/12                        211,140
                                                                                                                      ------------
                                                                                                                         1,568,265
                                                                                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%                  500  AES Gener SA, 7.50%, 3/25/14                               531,279
                                                            65  Sanmina-SCI Corp., 6.75%, 3/01/13                           56,388
                                                           540  Sanmina-SCI Corp., 8.125%, 3/01/16                         477,900
                                                                                                                      ------------
                                                                                                                         1,065,567
                                                                                                                      ------------
ENERGY EQUIPMENT & SERVICES - 1.6%                         805  Compagnie Generale de Geophysique-Veritas,
                                                                   7.75%, 5/15/17                                          817,075
                                                           500  North American Energy Partners, Inc., 8.75%,
                                                                   12/01/11                                                495,000

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
INDUSTRY                                             (000)      CORPORATE BONDS                                           VALUE
-----------------------------------------------  -------------  ----------------------------------------------------  ------------
                                                 $       1,215  SemGroup LP, 8.75%, 11/15/15 (a)                      $  1,111,725
                                                                                                                      ------------
                                                                                                                         2,423,800
                                                                                                                      ------------
FOOD & STAPLES RETAILING - 0.5%                            775  Rite Aid Corp., 7.50%, 3/01/17                             697,500
FOOD PRODUCTS - 0.1%                                       180  Smithfield Foods, Inc., 7.75%, 7/01/17                     175,500
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%                    560  Hologic, Inc., 2%, 12/15/37 (d)(e)                         538,300
                                                         2,180  ReAble Therapeutics Finance LLC, 10.875%,
                                                                   11/15/14 (a)                                          2,049,200
                                                                                                                      ------------
                                                                                                                         2,587,500
                                                                                                                      ------------
HEALTH CARE PROVIDERS & SERVICES - 2.6%                    800  Accellent, Inc., 10.50%, 12/01/13                          640,000
                                                           250  Omnicare, Inc. Series OCR, 3.25%, 12/15/35 (d)             165,625
                                                         1,810  Tenet Healthcare Corp., 6.50%, 6/01/12                   1,597,325
                                                           500  US Oncology, Inc., 9%, 8/15/12                             497,500
                                                           500  United Surgical Partners International, Inc.,
                                                                   8.875%, 5/01/17                                         470,000
                                                           130  Universal Hospital Services, Inc., 8.288%,
                                                                   6/01/15 (c)                                             115,700
                                                           140  Universal Hospital Services, Inc., 8.50%,
                                                                6/01/15 (b)                                                136,383
                                                           251  Viant Holdings, Inc., 10.125%, 7/15/17 (a)                 203,310
                                                                                                                      ------------
                                                                                                                         3,825,843
                                                                                                                      ------------
HOTELS, RESTAURANTS & LEISURE - 4.9%                     1,770  American Real Estate Partners LP, 7.125%, 2/15/13        1,606,275
                                                           450  CCM Merger, Inc., 8%, 8/01/13 (a)                          378,000
                                                           340  Great Canadian Gaming Corp., 7.25%, 2/15/15 (a)            323,425
                                                           540  Greektown Holdings, LLC, 10.75%, 12/01/13 (a)              491,400
                                                           750  HRP Myrtle Beach Operations LLC, 7.383%,
                                                                   4/01/12 (a)(c)                                          665,625
                                                         2,100  Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(b)     1,663,774
                                                           580  Pinnacle Entertainment, Inc., 7.50%, 6/15/15 (a)           456,750
                                                           170  Snoqualmie Entertainment Authority, 6.936%,
                                                                   2/01/14 (a)(c)                                          138,550
                                                           260  Travelport LLC, 7.701%, 9/01/14 (c)                        210,600
                                                           195  Tropicana Entertainment LLC Series WI, 9.625%,
                                                                   12/15/14                                                101,156
                                                           507  Waterford Gaming LLC, 8.625%, 9/15/14 (a)                  484,185
                                                           650  Wynn Las Vegas LLC, 6.625%, 12/01/14                       625,625
                                                                                                                      ------------
                                                                                                                         7,145,365
                                                                                                                      ------------
HOUSEHOLD DURABLES - 0.9%                                  955  Ashton Woods USA LLC, 9.50%, 10/01/15                      510,925
                                                           780  Jarden Corp., 7.50%, 5/01/17                               682,500
                                                           225  Stanley-Martin Communities LLC, 9.75%, 8/15/15             108,000
                                                                                                                      ------------
                                                                                                                         1,301,425
                                                                                                                      ------------
IT SERVICES - 1.2%                                         495  First Data Corp., 9.875%, 9/24/15 (a)                      407,137
                                                         1,400  SunGard Data Systems, Inc., 9.125%, 8/15/13              1,414,000
                                                                                                                      ------------
                                                                                                                         1,821,137
                                                                                                                      ------------
INDEPENDENT POWER PRODUCERS &                               10  The AES Corp., 8%, 10/15/17                                 10,125
ENERGY TRADERS - 3.9%                                    1,351  AES Eastern Energy LP Series 1999-A, 9%, 1/02/17         1,398,551
                                                         1,060  Dynegy Holdings, Inc., 7.75%, 6/01/19                      991,100
                                                           725  Energy Future Holding Corp., 11.25%, 11/01/17 (a)(b)       681,842
                                                           750  NRG Energy, Inc., 7.25%, 2/01/14                           740,625
                                                           750  NRG Energy, Inc., 7.375%, 2/01/16                          735,000
                                                           340  Texas Competitive Electric Holdings Co. LLC, 10.25%,
                                                                   11/01/15 (a)                                            338,725
                                                           875  Texas Competitive Electric Holdings Co. LLC, 10.50%,
                                                                   11/01/16 (a)(b)                                         830,260
                                                                                                                      ------------
                                                                                                                         5,726,228
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
INDUSTRY                                             (000)      CORPORATE BONDS                                           VALUE
-----------------------------------------------  -------------  ----------------------------------------------------  ------------
INSURANCE - 0.1%                                 $         220  USI Holdings Corp., 6.94%, 11/15/14 (a)(c)            $    158,950
LEISURE EQUIPMENT & PRODUCTS - 0.4%                        975  True Temper Sports, Inc., 8.375%, 9/15/11                  585,000
MACHINERY - 1.2%                                           115  American Railcar Industries, Inc., 7.50%, 3/01/14          101,200
                                                           410  Esco Corp., 8.625%, 12/15/13 (a)                           397,700
                                                           220  RBS Global, Inc., 8.875%, 9/01/16                          194,700
                                                           780  Terex Corp., 8%, 11/15/17                                  776,100
                                                           310  Titan International, Inc., 8%, 1/15/12                     303,800
                                                                                                                      ------------
                                                                                                                         1,773,500
                                                                                                                      ------------
MARINE - 0.1%                                              157  Navios Maritime Holdings, Inc., 9.50%, 12/15/14            156,411
MEDIA - 7.2%                                               190  Affinion Group, Inc., 10.125%, 10/15/13                    188,812
                                                           510  Affinion Group, Inc., 11.50%, 10/15/15                     492,150
                                                           210  Bonten Media Acquisition Co., 9%, 6/01/15 (a)(b)           155,400
                                                           750  CMP Susquehanna Corp., 9.875%, 5/15/14                     517,500
                                                         1,180  Cablevision Systems Corp. Series B, 7.133%,
                                                                   4/01/09 (c)                                           1,171,150
                                                         1,270  Charter Communications Holdings I, LLC, 11%,
                                                                  10/01/15                                                 877,813
                                                           665  Charter Communications Holdings II, LLC, 10.25%,
                                                                  9/15/10                                                  604,825
                                                           250  DirecTV Holdings LLC, 8.375%, 3/15/13                      253,437
                                                           140  Harland Clarke Holdings Corp., 7.815%, 5/15/15 (c)          86,800
                                                           160  Harland Clarke Holdings Corp., 9.50%, 5/15/15              117,600
                                                           820  Intelsat Corp., 9%, 6/15/16                                826,150
                                                           170  Intelsat Intermediate Holding Co. Ltd., 9.25%,
                                                                   2/01/15 (e)                                             144,500
                                                           310  Mediacom Broadband LLC, 8.50%, 10/15/15                    260,400
                                                           125  NTL Cable Plc, 8.75%, 4/15/14                              112,188
                                                           250  NTL Cable Plc, 9.125%, 8/15/16                             223,750
                                                            50  Network Communications, Inc., 10.75%, 12/01/13              37,250
                                                           650  Nielsen Finance LLC, 10%, 8/01/14                          646,750
                                                           570  ProtoStar I Ltd., 12.50%, 10/15/12 (a)(c)(d)               564,640
                                                           400  R.H. Donnelley Corp., 6.875%, 1/15/13                      244,000
                                                           100  R.H. Donnelley Corp., 8.875%, 10/15/17 (a)                  62,500
                                                         1,400  R.H. Donnelley Corp. Series A-3, 8.875%, 1/15/16           885,500
                                                         2,345  TL Acquisitions, Inc., 10.50%, 1/15/15 (a)               2,016,700
                                                           190  Young Broadcasting, Inc., 10%, 3/01/11                     119,225
                                                                                                                      ------------
                                                                                                                        10,609,040
                                                                                                                      ------------
METALS & MINING - 5.7%                                   1,215  Aleris International, Inc., 9%, 12/15/14 (b)               848,608
                                                           130  Blaze Recycling & Metals LLC, 10.875%, 7/15/12 (a)         114,400
                                                           320  FMG Finance Property Ltd., 10.625%, 9/01/16 (a)            360,000
                                                         1,400  Foundation PA Coal Co., 7.25%, 8/01/14                   1,386,000
                                                         1,375  Freeport-McMoRan Copper & Gold, Inc., 5.883%,
                                                                   4/01/15 (c)                                           1,350,938
                                                         1,690  Freeport-McMoRan Copper & Gold, Inc., 8.375%,
                                                                   4/01/17                                               1,793,512
                                                         1,000  Novelis, Inc., 7.25%, 2/15/15                              885,000
                                                           200  Ryerson, Inc., 10.614%, 11/01/14 (a)(c)                    180,000
                                                           330  Ryerson, Inc., 12%, 11/01/15 (a)                           311,850
                                                         1,100  Steel Dynamics, Inc., 7.375%, 11/01/12 (a)               1,111,000
                                                                                                                      ------------
                                                                                                                         8,341,308
                                                                                                                      ------------
MULTILINE RETAIL - 0.1%                                    130  Neiman Marcus Group, Inc., 9%, 10/15/15 (b)                128,175
OIL, GAS & CONSUMABLE FUELS - 7.0%                         310  Atlas Energy Resources LLC, 10.75%, 2/01/18 (a)            313,875
                                                           525  Berry Petroleum Co., 8.25%, 11/01/16                       536,813

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
INDUSTRY                                             (000)      CORPORATE BONDS                                           VALUE
-----------------------------------------------  -------------  ----------------------------------------------------  ------------
                                                 $         600  Chaparral Energy, Inc., 8.50%, 12/01/15               $    522,000
                                                           420  Cimarex Energy Co., 7.125%, 5/01/17                        416,850
                                                           270  Compton Petroleum Finance Corp., 7.625%, 12/01/13          258,525
                                                            80  Copano Energy LLC, 8.125%, 3/01/16                          82,800
                                                           565  Corral Finans AB, 7.716%, 4/15/10 (a)(b)                   507,837
                                                           250  Denbury Resources, Inc., 7.50%, 12/15/15                   255,625
                                                           700  Encore Acquisition Co., 6.25%, 4/15/14                     651,000
                                                           130  OPTI Canada, Inc., 7.875%, 12/15/14                        127,075
                                                           790  OPTI Canada, Inc., 8.25%, 12/15/14                         782,100
                                                           800  Overseas Shipholding Group, Inc., 8.25%, 3/15/13           803,000
                                                            80  Peabody Energy Corp., 7.375%, 11/01/16                      82,800
                                                           750  Range Resources Corp., 6.375%, 3/15/15                     735,000
                                                           590  Sabine Pass LNG LP, 7.50%, 11/30/16                        569,350
                                                            25  Southwestern Energy Co., 7.50%, 2/01/18 (a)                 25,875
                                                           600  Stone Energy Corp., 6.75%, 12/15/14                        546,000
                                                           500  Swift Energy Co., 7.125%, 6/01/17                          458,750
                                                         2,000  Western Oil Sands, Inc., 8.375%, 5/01/12                 2,246,888
                                                           365  Whiting Petroleum Corp., 7.25%, 5/01/13                    359,525
                                                                                                                      ------------
                                                                                                                        10,281,688
                                                                                                                      ------------
PAPER & FOREST PRODUCTS - 4.5%                             850  Ainsworth Lumber Co. Ltd., 7.25%, 10/01/12                 488,750
                                                           100  Ainsworth Lumber Co. Ltd., 6.75%, 3/15/14                   58,000
                                                           325  Boise Cascade LLC, 7.125%, 10/15/14                        303,062
                                                           415  Bowater Canada Finance Corp., 7.95%, 11/15/11              284,275
                                                           315  Bowater, Inc., 9%, 8/01/09                                 264,600
                                                           750  Cascades, Inc., 7.25%, 2/15/13                             661,875
                                                         1,485  NewPage Corp., 10%, 5/01/12                              1,507,275
                                                           940  NewPage Corp., 10%, 5/01/12 (a)                            954,100
                                                           305  Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11          253,913
                                                           630  Verso Paper Holdings LLC Series B, 6.989%,
                                                                   8/01/14 (c)                                             532,350
                                                         1,125  Verso Paper Holdings LLC Series B, 9.125%, 8/01/14       1,085,625
                                                           215  Verso Paper Holdings LLC Series B, 11.375%, 8/01/16        197,263
                                                                                                                      ------------
                                                                                                                         6,591,088
                                                                                                                      ------------
PHARMACEUTICALS - 0.2%                                     420  Catalent Pharma Solutions, Inc., 9.50%,
                                                                   4/15/15 (a)(b)                                          340,200
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%               709  FelCor Lodging LP, 8.50%, 6/01/11                          694,820
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%                650  Forest City Enterprises, Inc., 7.625%, 6/01/15             617,500
                                                           210  Realogy Corp., 10.50%, 4/15/14                             141,225
                                                         1,210  Realogy Corp., 11%, 4/15/14 (b)                            689,700
                                                            45  Realogy Corp., 12.375%, 4/15/15                             20,025
                                                                                                                      ------------
                                                                                                                         1,468,450
                                                                                                                      ------------
ROAD & RAIL - 0.4%                                         250  Avis Budget Car Rental LLC, 5.565%, 5/15/14 (c)            196,250
                                                           450  Avis Budget Car Rental LLC, 7.625%, 5/15/14                388,125
                                                                                                                      ------------
                                                                                                                           584,375
                                                                                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.2%            235  Amkor Technology, Inc., 7.75%, 5/15/13                     214,437
                                                           785  Amkor Technology, Inc., 9.25%, 6/01/16                     755,562
                                                           660  Freescale Semiconductor, Inc., 6.675%, 12/15/14 (b)        481,800
                                                           480  Spansion, Inc., 6.201%, 6/01/13 (a)(c)                     324,000
                                                                                                                      ------------
                                                                                                                         1,775,799
                                                                                                                      ------------
SOFTWARE - 0.2%                                            564  BMS Holdings, Inc., 9.954%, 2/15/12 (a)(b)(c)              356,319

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
INDUSTRY                                             (000)      CORPORATE BONDS                                           VALUE
-----------------------------------------------  -------------  ----------------------------------------------------  ------------
SPECIALTY RETAIL - 3.2%                          $       1,150  Asbury Automotive Group, Inc., 8%, 3/15/14            $  1,000,500
                                                           240  Asbury Automotive Group, Inc., 7.625%, 3/15/17             189,600
                                                           250  AutoNation, Inc., 4.713%, 4/15/13 (c)                      205,000
                                                           690  General Nutrition Centers, Inc., 7.199%,
                                                                   3/15/14 (b)(c)                                          574,685
                                                           960  General Nutrition Centers, Inc., 10.75%, 3/15/15           804,000
                                                           300  Group 1 Automotive, Inc., 2.25%, 6/15/36                   191,250
                                                           930  Michaels Stores, Inc., 10%, 11/01/14                       813,750
                                                           315  Michaels Stores, Inc., 11.375%, 11/01/16                   247,275
                                                           885  United Auto Group, Inc., 7.75%, 12/15/16                   765,525
                                                                                                                      ------------
                                                                                                                         4,791,585
TEXTILES, APPAREL & LUXURY GOODS - 0.6%                    950  Levi Strauss & Co., 8.875%, 4/01/16                        907,250
TOBACCO - 0.5%                                             700  Vector Group Ltd., 11%, 8/15/15 (a)                        700,000
WIRELESS TELECOMMUNICATION SERVICES - 3.4%                 380  Centennial Communications Corp., 8.448%, 1/01/13 (c)       330,600
                                                           340  Centennial Communications Corp., 8.125%, 2/01/14           321,300
                                                           305  Cricket Communications, Inc., 9.375%, 11/01/14 (a)         288,987
                                                           425  Digicel Group Ltd., 8.875%, 1/15/15 (a)                    354,875
                                                           693  Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)                 585,202
                                                           470  FiberTower Corp., 9%, 11/15/12 (a)(d)                      377,763
                                                           695  iPCS, Inc., 5.364%, 5/01/13 (c)                            535,150
                                                         1,530  MetroPCS Wireless, Inc., 9.25%, 11/01/14                 1,407,600
                                                           575  Nordic Telephone Co. Holdings ApS, 8.875%,
                                                                   5/01/16 (a)                                             557,750
                                                           240  Sprint Capital Corp., 6.875%, 11/15/28                     178,800
                                                                                                                      ------------
                                                                                                                         4,938,027
                                                                                                                      ------------
                                                                TOTAL CORPORATE BONDS (COST - $136,558,349) - 85.2%    125,070,917
                                                                                                                      ------------
                                                                FLOATING RATE LOAN INTERESTS
AUTO COMPONENTS - 0.1%                                     250  Allison Transmission Term Loan B, 5.74% - 5.75%,
                                                                   8/07/14                                                 218,839
HOTELS, RESTAURANTS & LEISURE - 0.5%                     1,178  Travelport, Inc. Term Loan, 10.095%, 3/22/12               800,859
IT SERVICES - 1.0%                                       1,500  Alliance Data Systems Term Loan, 5.85%, 12/15/14         1,395,000
INDEPENDENT POWER PRODUCERS &                              249  TXU Corp. Term Loan B-2, 6.478% - 6.596%, 10/14/29         226,960
ENERGY TRADERS - 1.4%                                    1,995  TXU Corp. Term Loan B-3, 6.478% - 6.596%, 10/10/14       1,810,463
                                                                                                                      ------------
                                                                                                                         2,037,423
                                                                                                                      ------------
MEDIA - 2.3%                                               152  Education Media and Publishing First Lien Term Loan,
                                                                   6.901%, 5/15/09                                         144,886
                                                         1,099  Education Media and Publishing First Lien Term Loan
                                                                   B, 6.901%, 11/14/14                                     988,636
                                                         2,528  Education Media and Publishing Second Lien Term
                                                                   Loan, 11.401%, 11/14/14                               2,199,741
                                                                                                                      ------------
                                                                                                                         3,333,263
                                                                                                                      ------------
PAPER & FOREST                                             499  NewPage Corp. Tem Loan B, 6.313%, 12/07/14                 486,697
PRODUCTS - 0.3%
                                                                                                                      ------------
                                                                TOTAL FLOATING RATE LOAN INTERESTS
                                                                   (COST - $9,072,397) - 5.6%
                                                                                                                         8,272,081
                                                                                                                      ------------
                                                        SHARES  COMMON STOCKS (F)
CAPITAL MARKETS - 0.1%                                  47,436  E*Trade Financial Corp.                                    183,103
ELECTRICAL EQUIPMENT - 0.2%                             33,870  Medis Technologies Ltd.                                    307,201
                                                                                                                      ------------
                                                                TOTAL COMMON STOCKS  (COST - $959,637) - 0.3%              490,304
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                             SHARES     PREFERRED STOCKS                                          VALUE
-----------------------------------------------  -------------  ----------------------------------------------------  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%               47  PTV, Inc. Series A, 10%                               $          9

OIL, GAS & CONSUMABLE FUELS - 1.1%                          29  EXCO Resources, Inc., 7% (d)                               319,000
                                                           118  EXCO Resources, Inc., 11%                                1,298,000
                                                                                                                      ------------
                                                                                                                         1,617,000
                                                                                                                      ------------
                                                                TOTAL PREFERRED STOCKS  (COST - $1,473,542) - 1.1%       1,617,009
                                                                                                                      ------------
                                                                WARRANTS (G)
MEDIA - 0.0%                                            22,461  Virgin Media, Inc. (expires 1/10/2011)                       2,021
                                                                                                                      ------------
                                                                TOTAL WARRANTS (COST - $22,461) - 0.0%                       2,021
                                                                                                                      ------------

                                                   BENEFICIAL
                                                    INTEREST
                                                     (000)      SHORT-TERM SECURITIES
                                                 -------------  ----------------------------------------------------
                                                 $      11,980  BlackRock Liquidity Series, LLC
                                                                Cash Sweep Series, 2.92% (h)(i)                         11,979,974
                                                                                                                      ------------
                                                                TOTAL SHORT-TERM SECURITIES
                                                                (COST - $11,979,974) - 8.2%
                                                                                                                        11,979,974
                                                                                                                      ------------
                                                                TOTAL INVESTMENTS  (COST - $160,066,360*)  - 100.4%    147,432,306
                                                                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)            (555,149)
                                                                                                                      ------------
                                                                NET ASSETS - 100.0%                                   $146,877,157
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $160,071,775
                                ============
Gross unrealized appreciation   $  1,272,988
Gross unrealized depreciation    (13,912,457)
                                ------------
Net unrealized depreciation     $(12,639,469)
                                ============

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(b) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(c)  Floating rate security.

(d)  Convertible security.

(e) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(f)  Non-income producing security.

(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                       NET
                                                    ACTIVITY    INTEREST
AFFILIATE                                             (000)       INCOME
---------                                           --------   ----------
BlackRock Liquidity Series, LLC Cash Sweep Series    $11,844     $79,765
                                                     -------     -------

(i)  Represents the current yield as of the report date.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK HIGH INCOME V.I. FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2008 (UNAUDITED)

-    Credit default swaps outstanding as of March 31, 2008 were as follows:

                                                                          NOTIONAL
                                                                           AMOUNT     UNREALIZED
                                                                            (000)    DEPRECIATION
                                                                          --------   ------------
Sold credit default protection on Ford Motor Company and received 3.80%
Broker, JPMorgan Chase
Expires March 2010                                                         $1,000     $(118,903)
                                                                           ------     ---------

BlackRock Variable Series Funds, Inc. - BlackRock High Income V.I. Fund

- Effective January 1, 2008, the BlackRock High Income V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

     The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS     SECURITIES       INSTRUMENTS*
----------------   --------------   ---------------
Level 1              $    492,325      $       0
Level 2               146,939,981       (118,903)
Level 3                         0              0
                     ------------      ---------
TOTAL                $147,432,306      $(118,903)
                     ============      =========

*    Other financial instruments are derivative instrument, such as swaps.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                            VALUE
-------------------------------------------------  -----------   ---------------------------------------------------  ------------
AUSTRALIA - 4.6%
Construction & Engineering - 0.9%                      236,731   United Group Ltd.                                    $  2,611,330
Hotels, Restaurants & Leisure - 0.4%                 1,317,973   Octaviar Ltd.                                           1,192,452
Metals & Mining - 3.3%                                 184,474   BHP Billiton Ltd.                                       6,037,245
                                                        30,895   Rio Tinto Ltd.                                          3,458,785
                                                                                                                      ------------
                                                                                                                         9,496,030
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN AUSTRALIA                       13,299,812
                                                                                                                      ------------
CAYMAN ISLANDS - 0.5%
Real Estate Management & Development - 0.5%            874,000   Shimao Property Holdings Ltd.                           1,567,723
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN THE CAYMAN ISLANDS               1,567,723
                                                                                                                      ------------
FRANCE - 6.5%
Commercial Banks - 1.2%                                 35,950   Societe Generale SA                                     3,520,025
Electric Utilities - 1.5%                               48,280   Electricite de France SA                                4,200,614
Machinery - 1.2%                                        14,090   Vallourec SA                                            3,420,564
Oil, Gas & Consumable Fuels - 2.6%                     101,742   Total SA                                                7,555,839
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN FRANCE                          18,697,042
                                                                                                                      ------------
GERMANY - 14.8%
Air Freight & Logistics - 1.7%                         162,312   Deutsche Post AG                                        4,958,459
Automobiles - 1.0%                                      54,426   Bayerische Motoren Werke AG                             3,006,529
Chemicals - 2.0%                                        72,934   Bayer AG                                                5,844,761
Diversified Telecommunication Services - 1.3%          231,471   Deutsche Telekom AG                                     3,855,353
Electric Utilities - 3.0%                               47,059   E.ON AG                                                 8,711,795
Industrial Conglomerates - 2.1%                         55,030   Siemens AG                                              5,964,240
Insurance - 2.6%                                        38,012   Allianz AG Registered Shares                            7,530,266
Multi-Utilities - 1.1%                                  25,278   RWE AG                                                  3,107,221
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN GERMANY                         42,978,624
                                                                                                                      ------------
HONG KONG - 2.1%
Real Estate Management & Development - 2.1%          1,322,000   New World Development Ltd.                              3,203,654
                                                       602,000   Wharf Holdings Ltd.                                     2,834,934
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN HONG KONG                        6,038,588
                                                                                                                      ------------
IRELAND - 1.6%
Construction Materials - 1.6%                          119,653   CRH Plc                                                 4,548,782
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN IRELAND                          4,548,782
                                                                                                                      ------------
ITALY - 7.4%
Commercial Banks - 3.4%                                731,480   Banca Intesa SpA                                        5,156,310
                                                       680,574   Unicredit SpA                                           4,552,489
                                                                                                                      ------------
                                                                                                                         9,708,799
                                                                                                                      ------------
Diversified Telecommunication Services - 1.4%        1,939,021   Telecom Italia SpA                                      4,056,145
Oil, Gas & Consumable Fuels - 2.6%                     222,981   Eni SpA                                                 7,603,905
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN ITALY                           21,368,849
                                                                                                                      ------------
JAPAN - 15.4%
Auto Components - 0.7%                                  95,700   NOK Corp.                                               1,958,547
Automobiles - 2.5%                                     146,000   Toyota Motor Corp.                                      7,279,494
Building Products - 1.0%                               671,000   Nippon Sheet Glass Co., Ltd.                            2,968,610

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                            VALUE
-------------------------------------------------  -----------   ---------------------------------------------------  ------------
Chemicals - 0.8%                                       356,000   Sumitomo Chemical Co., Ltd.                          $  2,278,571
Commercial Banks - 0.6%                                    270   Sumitomo Mitsui Financial Group, Inc.                   1,776,886
Computers & Peripherals - 1.0%                         426,000   Fujitsu Ltd.                                            2,786,437
Consumer Finance - 1.0%                                 21,900   ORIX Corp.                                              2,987,962
Household Durables - 0.5%                              149,000   Sekisui House Ltd.                                      1,378,190
Office Electronics - 2.7%                              110,000   Canon, Inc.                                             5,065,209
                                                       160,000   Ricoh Co., Ltd.                                         2,629,214
                                                                                                                      ------------
                                                                                                                         7,694,423
                                                                                                                      ------------
Oil, Gas & Consumable Fuels - 0.9%                     514,000   Nippon Mining Holdings, Inc.                            2,722,632
Trading Companies & Distributors - 2.6%                425,000   Itochu Corp.                                            4,195,425
                                                       940,000   Sojitz Corp.                                            3,111,958
                                                                                                                      ------------
                                                                                                                         7,307,383
                                                                                                                      ------------
Wireless Telecommunication Services - 1.1%                 533   KDDI Corp.                                              3,256,391
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN JAPAN                           44,395,526
                                                                                                                      ------------
LUXEMBOURG - 2.4%
Metals & Mining - 2.4%                                  83,562   ArcelorMittal                                           6,844,219
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN LUXEMBOURG                       6,844,219
                                                                                                                      ------------
NETHERLANDS - 3.8%
Chemicals - 2.3%                                        82,904   Akzo Nobel NV                                           6,651,586
Diversified Financial Services - 1.5%                  174,536   Fortis                                                  4,392,264

                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN THE NETHERLANDS                 11,043,850
                                                                                                                      ------------
SINGAPORE - 1.8%
Commercial Banks - 1.8%                                367,000   United Overseas Bank Ltd.                               5,103,258
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN SINGAPORE                        5,103,258
                                                                                                                      ------------
SOUTH KOREA - 2.4%
Construction & Engineering - 0.7%                       29,080   Hyundai Development Co.                                 1,984,963
Insurance - 1.0%                                        76,460   Dongbu Insurance Co., Ltd.                              2,933,791
Semiconductors & Semiconductor Equipment - 0.7%          2,967   Samsung Electronics Co., Ltd.                           1,866,452
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN SOUTH KOREA                      6,785,206
                                                                                                                      ------------
SPAIN - 2.7%
Commercial Banks - 2.7%                                388,269   Banco Santander SA                                      7,735,834
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN SPAIN                            7,735,834
                                                                                                                      ------------
SWITZERLAND - 13.3%
Capital Markets - 1.5%                                  87,040   Credit Suisse Group                                     4,430,442
Diversified Telecommunication Services - 1.6%           13,450   Swisscom AG                                             4,608,159
Food Products - 4.1%                                    23,650   Nestle SA Registered Shares                            11,817,856
Insurance - 3.3%                                        47,012   Swiss Reinsurance Co. Registered Shares                 4,106,627
                                                        17,628   Zurich Financial Services AG                            5,551,462
                                                                                                                      ------------
                                                                                                                         9,658,089
                                                                                                                      ------------
Pharmaceuticals - 2.8%                                 155,526   Novartis AG Registered Shares                           7,971,275
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN SWITZERLAND                     38,485,821
                                                                                                                      ------------
UNITED KINGDOM - 20.0%
Aerospace & Defense - 2.0%                             605,394   BAE Systems Plc                                         5,830,223
Commercial Banks - 1.8%                                194,694   Barclays Plc                                            1,750,380
                                                       204,018   HSBC Holdings Plc                                       3,360,687
                                                                                                                      ------------
                                                                                                                         5,111,067
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                            VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
Food Products - 2.8%                                   239,827   Unilever Plc                                         $  8,086,730
Insurance - 1.3%                                       289,757   Prudential Plc                                          3,827,044
Metals & Mining - 1.9%                                  90,162   Anglo American Plc                                      5,418,273
Oil, Gas & Consumable Fuels - 5.2%                     678,127   BP Plc                                                  6,890,687
                                                       240,054   Royal Dutch Shell Plc Class B                           8,080,092
                                                                                                                      ------------
                                                                                                                        14,970,779
                                                                                                                      ------------
Tobacco - 2.4%                                         184,174   British American Tobacco Plc                            6,911,962
Wireless Telecommunication Services - 2.6%           2,470,754   Vodafone Group Plc                                      7,399,464
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS IN THE UNITED KINGDOM              57,555,542
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS
                                                                 (COST - $264,353,948) - 99.3%                         286,448,676
                                                                                                                      ------------

                                                    BENEFICIAL
                                                     INTEREST
                                                      (000)
                                                    ----------
                                                                 SHORT-TERM SECURITIES
                                                    $    1,135   BlackRock Liquidity Series, LLC Cash Sweep
                                                                 Series, 2.92% (a)(b)                                    1,134,779
                                                                                                                      ------------
                                                                 TOTAL SHORT-TERM SECURITIES
                                                                 (COST - $1,134,779) - 0.4%                              1,134,779
                                                                                                                      ------------
                                                                 TOTAL INVESTMENTS
                                                                 (COST - $265,488,727*) - 99.7%                        287,583,455
                                                                 OTHER ASSETS LESS LIABILITIES - 0.3%                      981,861
                                                                                                                      ------------
                                                                 NET ASSETS - 100.0%                                  $288,565,316
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008 as computed for federal income tax purposes, were as follows:

Aggregate cost                  $268,421,333
                                ============
Gross unrealized appreciation   $ 44,028,267
Gross unrealized depreciation    (24,866,145)
                                ------------
Net Unrealized appreciation     $ 19,162,122
                                ============

(a)  Represents the current yield as of March 31, 2008.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    NET ACTIVITY   INTEREST
AFFILIATE                                               (000)       INCOME
---------                                           ------------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series      $(653)       $21,856

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK INTERNATIONAL VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

-  Forward foreign exchange contracts as of March 31, 2008 were as follows:

                                                     UNREALIZED
CURRENCY            CURRENCY          SETTLEMENT    APPRECIATION
PURCHASED           SOLD                 DATE      (DEPRECIATION)
---------           ---------------   ----------   --------------
GBP        27,779   USD      55,317    4/02/2008     $    (193)
USD       115,558   AUD     125,077    4/02/2008         1,277
GBP       135,101   USD     268,257    4/03/2008          (185)
USD       151,161   AUD     165,221    4/03/2008           217
AUD     6,290,400   USD   5,800,000    6/05/2008      (102,725)
JPY 1,105,135,864   USD  10,832,000    6/05/2008       297,707
SGD     6,017,225   USD   4,350,000    6/05/2008        33,975
USD     9,491,000   EUR   6,202,261    6/05/2008      (272,162)
USD    10,911,000   GBP   5,477,924    6/05/2008        96,082
USD     1,109,000   JPY 108,569,991    6/05/2008        15,603
                                                     ---------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN
EXCHANGE CONTRACTS - NET                             $  69,596
                                                     =========

-    Currency Abbreviations:

AUD   Australian Dollar
EUR   Euro
GBP   British Pound
JPY   Japanese Yen
SGD   Singapore Dollar
USD   U.S. Dollar

BlackRock Variable Series Funds, Inc. - BlackRock International Value V.I. Fund

- Effective January 1, 2008, the BlackRock International Value V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN
VALUATION INPUTS     SECURITIES
----------------   --------------
Level 1             $286,448,676
Level 2                1,134,779
Level 3                        0
                    ------------
TOTAL               $287,583,455
                    ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP CORE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES                        COMMON STOCKS                         VALUE
-------------------------------------------------   ----------   ---------------------------------------------------  ------------
AEROSPACE & DEFENSE - 4.2%                              93,000   Honeywell International, Inc.                        $  5,247,060
                                                        50,000   Lockheed Martin Corp.                                   4,965,000
                                                        18,000   Northrop Grumman Corp.                                  1,400,580
                                                        71,000   United Technologies Corp.                               4,886,220
                                                                                                                      ------------
                                                                                                                         16,498,86
                                                                                                                      ------------
AIRLINES - 0.7%                                        140,000   Continental Airlines, Inc. Class B (a)                  2,692,200
BIOTECHNOLOGY - 1.2%                                    73,000   Biogen Idec, Inc. (a)                                   4,503,370
CAPITAL MARKETS - 0.8%                                 137,000   The Charles Schwab Corp.                                2,579,710
                                                        16,000   Investment Technology Group, Inc. (a)                     738,880
                                                                                                                      ------------
                                                                                                                         3,318,590
                                                                                                                      ------------
CHEMICALS - 3.8%                                       111,000   E.I. du Pont de Nemours & Co.                           5,190,360
                                                        50,000   Monsanto Co.                                            5,575,000
                                                        41,000   The Mosaic Co. (a)                                      4,206,600
                                                                                                                      ------------
                                                                                                                        14,971,960
                                                                                                                      ------------
COMMUNICATIONS EQUIPMENT - 1.3%                         23,000   Cisco Systems, Inc. (a)                                   554,070
                                                       178,000   Juniper Networks, Inc. (a)                              4,450,000
                                                                                                                      ------------
                                                                                                                         5,004,070
                                                                                                                      ------------
COMPUTERS & PERIPHERALS - 6.2%                         168,000   Hewlett-Packard Co.                                     7,670,880
                                                        77,000   International Business Machines Corp.                   8,865,780
                                                       173,000   Seagate Technology (b)                                  3,622,620
                                                       271,000   Sun Microsystems, Inc. (a)                              4,208,630
                                                                                                                      ------------
                                                                                                                        24,367,910
                                                                                                                      ------------
CONSTRUCTION & ENGINEERING - 1.1%                       30,000   Fluor Corp.                                             4,234,800
CONTAINERS & PACKAGING - 0.9%                          153,000   Packaging Corp. of America                              3,416,490
DIVERSIFIED CONSUMER SERVICES - 0.8%                    71,000   Apollo Group, Inc. Class A (a)                          3,067,200
DIVERSIFIED FINANCIAL SERVICES -                        37,000   Bank of America Corp.                                   1,402,670
0.9%                                                    51,000   JPMorgan Chase & Co.                                    2,190,450
                                                                                                                      ------------
                                                                                                                         3,593,120
                                                                                                                      ------------
DIVERSIFIED TELECOMMUNICATION                           88,000   AT&T Inc.                                               3,370,400
SERVICES - 0.9%
ELECTRONIC EQUIPMENT &                                 137,000   Agilent Technologies, Inc. (a)                          4,086,710
INSTRUMENTS - 1.0%
ENERGY EQUIPMENT & SERVICES - 2.2%                      70,000   ENSCO International, Inc.                               4,383,400
                                                        76,000   National Oilwell Varco, Inc. (a)                        4,436,880
                                                                                                                      ------------
                                                                                                                         8,820,280
                                                                                                                      ------------
FOOD & STAPLES RETAILING - 0.3%                         42,000   The Kroger Co.                                          1,066,800
HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%                 25,000   Baxter International, Inc.                              1,445,500
                                                        22,000   Becton Dickinson & Co.                                  1,888,700
                                                                                                                      ------------
                                                                                                                         3,334,200
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP CORE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES                        COMMON STOCKS                         VALUE
-------------------------------------------------   ----------   ---------------------------------------------------  ------------
HEALTH CARE PROVIDERS & SERVICES - 9.9%                 93,000   Aetna, Inc.                                          $  3,914,370
                                                        96,000   AmerisourceBergen Corp.                                 3,934,080
                                                        23,000   Coventry Health Care, Inc. (a)                            928,050
                                                        68,000   Express Scripts, Inc. (a)                               4,373,760
                                                        88,000   Health Net, Inc. (a)                                    2,710,400
                                                        94,000   Humana, Inc. (a)                                        4,216,840
                                                        78,000   McKesson Corp.                                          4,084,860
                                                       111,000   Medco Health Solutions, Inc. (a)                        4,860,690
                                                       150,000   UnitedHealth Group, Inc.                                5,154,000
                                                       100,000   WellPoint, Inc. (a)                                     4,413,000
                                                                                                                      ------------
                                                                                                                        38,590,050
                                                                                                                      ------------
HOUSEHOLD PRODUCTS - 0.7%                               38,000   The Procter & Gamble Co.                                2,662,660
IT SERVICES - 1.4%                                      82,000   Automatic Data Processing, Inc.                         3,475,980
                                                       108,000   Electronic Data Systems Corp.                           1,798,200
                                                                                                                      ------------
                                                                                                                         5,274,180
                                                                                                                      ------------
INDUSTRIAL CONGLOMERATES - 2.5%                        207,000   General Electric Co.                                    7,661,070
                                                        36,000   Textron, Inc.                                           1,995,120
                                                                                                                      ------------
                                                                                                                         9,656,190
                                                                                                                      ------------
INSURANCE - 4.9%                                        11,000   ACE Ltd.                                                  605,660
                                                        98,000   The Allstate Corp.                                      4,709,880
                                                        84,000   MetLife, Inc.                                           5,061,840
                                                        54,000   Torchmark Corp.                                         3,245,940
                                                       100,000   The Travelers Cos., Inc.                                4,785,000
                                                        34,000   UnumProvident Corp.                                       748,340
                                                                                                                      ------------
                                                                                                                        19,156,660
                                                                                                                      ------------
INTERNET & CATALOG RETAIL - 0.4%                        20,000   Amazon.com, Inc. (a)                                    1,426,000
INTERNET SOFTWARE & SERVICES - 1.2%                    162,000   eBay, Inc. (a)                                          4,834,080
LIFE SCIENCES TOOLS & SERVICES - 0.4%                   31,000   Waters Corp. (a)                                        1,726,700
MACHINERY - 3.5%                                        66,000   AGCO Corp. (a)                                          3,952,080
                                                        85,000   Cummins, Inc.                                           3,979,700
                                                        62,000   Deere & Co.                                             4,987,280
                                                         7,000   SPX Corp.                                                 734,300
                                                                                                                      ------------
                                                                                                                        13,653,360
                                                                                                                      ------------
MEDIA - 1.5%                                           190,000   Walt Disney Co.                                         5,962,200
METALS & MINING - 1.2%                                  30,000   Reliance Steel & Aluminum Co.                           1,795,800
                                                        30,000   Southern Copper Corp. (b)                               3,114,900
                                                                                                                      ------------
                                                                                                                         4,910,700
                                                                                                                      ------------
OIL, GAS & CONSUMABLE FUELS - 16.4%                     75,000   Anadarko Petroleum Corp.                                4,727,250
                                                        23,000   Apache Corp.                                            2,778,860

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP CORE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES                        COMMON STOCKS                         VALUE
-------------------------------------------------   ----------   ---------------------------------------------------  ------------
                                                       111,000   Chevron Corp.                                        $  9,474,960
                                                       100,000   ConocoPhillips                                          7,621,000
                                                       211,000   Exxon Mobil Corp.                                      17,846,380
                                                       111,000   Frontier Oil Corp.                                      3,025,860
                                                        99,000   Marathon Oil Corp.                                      4,514,400
                                                        81,000   Occidental Petroleum Corp.                              5,926,770
                                                        70,000   Sunoco, Inc. (b)                                        3,672,900
                                                        87,000   Valero Energy Corp.                                     4,272,570
                                                                                                                      ------------
                                                                                                                        63,860,950
                                                                                                                      ------------
PAPER & FOREST PRODUCTS - 0.1%                          20,000   MeadWestvaco Corp.                                        544,400
PHARMACEUTICALS - 7.2%                                 106,000   Eli Lilly & Co.                                         5,468,540
                                                       125,000   Johnson & Johnson                                       8,108,750
                                                       151,000   Merck & Co., Inc. (b)                                   5,730,450
                                                       412,000   Pfizer, Inc.                                            8,623,160
                                                                                                                      ------------
                                                                                                                        27,930,900
                                                                                                                      ------------
ROAD & RAIL - 0.7%                                      46,000   CSX Corp.                                               2,579,220
SEMICONDUCTORS & SEMICONDUCTOR                          78,000   Analog Devices, Inc.                                    2,302,560
EQUIPMENT - 6.2%
                                                       326,000   Integrated Device Technology, Inc. (a)                  2,911,180
                                                        60,000   Intersil Corp. Class A                                  1,540,200
                                                       101,000   KLA-Tencor Corp.                                        3,747,100
                                                        21,000   Novellus Systems, Inc. (a)                                442,050
                                                       204,000   Nvidia Corp. (a)                                        4,037,160
                                                       179,000   Texas Instruments, Inc.                                 5,060,330
                                                       177,000   Xilinx, Inc.                                            4,203,750
                                                                                                                      ------------
                                                                                                                        24,244,330
                                                                                                                      ------------
SOFTWARE - 7.6%                                         77,000   Autodesk, Inc. (a)                                      2,423,960
                                                       123,000   McAfee, Inc. (a)                                        4,070,070
                                                       377,000   Microsoft Corp.                                        10,699,260
                                                       320,000   Novell, Inc. (a)                                        2,012,800
                                                       309,000   Oracle Corp. (a)                                        6,044,040
                                                       270,000   Symantec Corp. (a)                                      4,487,400
                                                                                                                      ------------
                                                                                                                        29,737,530
                                                                                                                      ------------
SPECIALTY RETAIL - 5.5%                                 35,000   AutoZone, Inc. (a)                                      3,984,050
                                                       108,000   Best Buy Co., Inc.                                      4,477,680
                                                        80,000   GameStop Corp. Class A (a)                              4,136,800
                                                       215,000   The Gap, Inc.                                           4,231,200
                                                       142,000   TJX Cos., Inc.                                          4,695,940
                                                                                                                      ------------
                                                                                                                        21,525,670
                                                                                                                      ------------
TEXTILES, APPAREL & LUXURY GOODS - 1.2%                 69,000   Nike, Inc. Class B                                      4,692,000

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK LARGE CAP CORE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES                        COMMON STOCKS                         VALUE
-------------------------------------------------   ----------   ---------------------------------------------------  ------------
TOBACCO - 0.2%                                          11,000   Altria Group, Inc.                                   $    244,200
                                                        11,000   Philip Morris International, Inc. (a)                     556,380
                                                                                                                      ------------
                                                                                                                           800,580
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS
                                                                 (COST - $396,186,860) - 99.9%                         390,115,320
                                                                                                                      ------------

                                                    BENEFICIAL
                                                     INTEREST
                                                       (000)                    SHORT-TERM SECURITIES
                                                    ----------   ---------------------------------------------------
                                                    $   13,815   BlackRock Liquidity Series, LLC                      $ 13,814,850
                                                                 Money Market
                                                                 Series, 3.10% (c)(d)(e)
                                                                                                                      ------------
                                                                 TOTAL SHORT-TERM SECURITIES
                                                                 (COST - $13,814,850) - 3.5%                            13,814,850
                                                                                                                      ------------
                                                                 TOTAL INVESTMENTS
                                                                 (COST - $410,001,710*) - 103.4%                       403,930,170
                                                                                                                      ------------
                                                                 LIABILITIES IN EXCESS OF OTHER
                                                                 ASSETS - (3.4%)                                       (13,402,161)
                                                                                                                      ------------
                                                                 NET ASSETS - 100.0%                                  $390,528,009
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                                      $411,548,092
                                                    ============
Gross unrealized appreciation                       $ 34,273,153
Gross unrealized depreciation                        (41,891,075)
                                                    ------------
Net unrealized depreciation                         $ (7,617,922)
                                                    ============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                     NET
                                  ACTIVITY   INTEREST
AFFILIATE                           (000)     INCOME
---------                         --------   --------
BlackRock Liquidity Series, LLC
Money Market Series               $(14,240)   $50,870

(d)  Represents the current yield as of report date.

(e)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Core V.I. Fund

- Effective January 1, 2008, the BlackRock Large Cap Core V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

     The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN
VALUATION INPUTS     SECURITIES
----------------   --------------
Level 1             $ 390,115,320
Level 2                13,814,850
Level 3                         0
                    -------------
TOTAL               $ 403,930,170
                    =============

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK LARGE CAP GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                             SHARES      COMMON STOCKS                                             VALUE
-----------------------------------------------  -------------   ----------------------------------------------------  ------------
AEROSPACE & DEFENSE - 5.3%                              10,000   General Dynamics Corp.                                $    833,700
                                                        48,000   Honeywell International, Inc.                            2,708,160
                                                        26,000   Lockheed Martin Corp.                                    2,581,800
                                                        25,000   Northrop Grumman Corp.                                   1,945,250
                                                        16,000   United Technologies Corp.                                1,101,120
                                                                                                                       ------------
                                                                                                                          9,170,030
                                                                                                                       ------------
AIRLINES - 0.7%                                         62,000   Continental Airlines, Inc. Class B (a)                   1,192,260
BEVERAGES - 0.7%                                        37,000   Hansen Natural Corp. (a)(b)                              1,306,100
BIOTECHNOLOGY - 1.1%                                    30,000   Biogen Idec, Inc. (a)                                    1,850,700
CHEMICALS - 4.0%                                        41,000   E.I. du Pont de Nemours & Co.                            1,917,160
                                                        29,000   Monsanto Co.                                             3,233,500
                                                        18,000   The Mosaic Co. (a)                                       1,846,800
                                                                                                                       ------------
                                                                                                                          6,997,460
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 1.4%                         13,000   Cisco Systems, Inc. (a)                                    313,170
                                                        84,000   Juniper Networks, Inc. (a)                               2,100,000
                                                                                                                       ------------
                                                                                                                          2,413,170
                                                                                                                       ------------
COMPUTERS & PERIPHERALS - 8.7%                         108,000   Hewlett-Packard Co.                                      4,931,280
                                                        42,000   International Business Machines Corp.                    4,835,880
                                                        57,000   Lexmark International, Inc. Class A (a)                  1,751,040
                                                        83,000   Seagate Technology                                       1,738,020
                                                       115,000   Sun Microsystems, Inc. (a)                               1,785,950
                                                         1,000   Western Digital Corp. (a)                                   27,040
                                                                                                                       ------------
                                                                                                                         15,069,210
                                                                                                                       ------------
CONSTRUCTION & ENGINEERING - 1.2%                       15,000   Fluor Corp.                                              2,117,400
CONTAINERS & PACKAGING - 0.6%                           45,000   Packaging Corp. of America                               1,004,850
DIVERSIFIED CONSUMER SERVICES - 0.8%                    33,000   Apollo Group, Inc. Class A (a)                           1,425,600
ELECTRICAL EQUIPMENT - 0.5%                             16,000   Roper Industries, Inc.                                     951,040
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%               69,000   Agilent Technologies, Inc. (a)                           2,058,270
                                                        18,000   Mettler Toledo International, Inc. (a)                   1,748,160
                                                                                                                       ------------
                                                                                                                          3,806,430
                                                                                                                       ------------
ENERGY EQUIPMENT & SERVICES - 2.5%                      32,000   ENSCO International, Inc.                                2,003,840
                                                        39,000   National Oilwell Varco, Inc. (a)                         2,276,820
                                                                                                                       ------------
                                                                                                                          4,280,660
                                                                                                                       ------------
FOOD & STAPLES RETAILING - 0.1%                          9,000   The Kroger Co.                                             228,600
HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%                 46,000   Baxter International, Inc.                               2,659,720
                                                        26,000   Becton Dickinson & Co.                                   2,232,100
                                                        42,000   Dentsply International, Inc.                             1,621,200
                                                         6,000   Intuitive Surgical, Inc. (a)                             1,946,100
                                                                                                                       ------------
                                                                                                                          8,459,120
                                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES - 10.8%                45,000   Aetna, Inc.                                              1,894,050
                                                         3,000   Cigna Corp.                                                121,710
                                                        36,000   Coventry Health Care, Inc. (a)                           1,452,600
                                                        33,000   Express Scripts, Inc. (a)                                2,122,560

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK LARGE CAP GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                             SHARES      COMMON STOCKS                                             VALUE
-----------------------------------------------  -------------   ----------------------------------------------------  ------------
                                                        44,000   Humana, Inc. (a)                                      $  1,973,840
                                                        27,000   Laboratory Corp. of America Holdings (a)                 1,989,360
                                                        36,000   McKesson Corp.                                           1,885,320
                                                        56,000   Medco Health Solutions, Inc. (a)                         2,452,240
                                                        82,000   UnitedHealth Group, Inc.                                 2,817,520
                                                        46,000   WellPoint, Inc. (a)                                      2,029,980
                                                                                                                       ------------
                                                                                                                         18,739,180
                                                                                                                       ------------
HOUSEHOLD DURABLES - 0.7%                                2,000   NVR, Inc. (a)                                            1,195,000
HOUSEHOLD PRODUCTS - 2.5%                               35,000   Colgate-Palmolive Co.                                    2,726,850
                                                        22,000   The Procter & Gamble Co.                                 1,541,540
                                                                                                                       ------------
                                                                                                                          4,268,390
                                                                                                                       ------------
IT SERVICES - 2.7%                                      64,000   Accenture Ltd. Class A                                   2,250,880
                                                        87,000   Electronic Data Systems Corp.                            1,448,550
                                                        25,000   Global Payments, Inc.                                    1,034,000
                                                                                                                       ------------
                                                                                                                          4,733,430
                                                                                                                       ------------
INDUSTRIAL CONGLOMERATES - 1.2%                         37,000   Textron, Inc.                                            2,050,540
INTERNET & CATALOG RETAIL - 1.3%                        32,000   Amazon.com, Inc. (a)                                     2,281,600
INTERNET SOFTWARE & SERVICES - 1.5%                     86,000   eBay, Inc. (a)                                           2,566,240
LIFE SCIENCES TOOLS & SERVICES - 1.0%                   30,000   Waters Corp. (a)                                         1,671,000
MACHINERY - 3.2%                                        41,000   Cummins, Inc.                                            1,919,620
                                                        23,000   Deere & Co.                                              1,850,120
                                                        17,000   Flowserve Corp.                                          1,774,460
                                                                                                                       ------------
                                                                                                                          5,544,200
                                                                                                                       ------------
MEDIA - 2.7%                                            49,000   Omnicom Group Inc.                                       2,164,820
                                                        80,000   Walt Disney Co.                                          2,510,400
                                                                                                                       ------------
                                                                                                                          4,675,220
                                                                                                                       ------------
METALS & MINING - 1.1%                                  18,000   Southern Copper Corp.                                    1,868,940
OIL, GAS & CONSUMABLE FUELS - 5.4%                      50,000   Exxon Mobil Corp.                                        4,229,000

                                                        50,000   Frontier Oil Corp.                                       1,363,000
                                                        32,000   Sunoco, Inc. (b)                                         1,679,040
                                                        42,000   Valero Energy Corp.                                      2,062,620
                                                                                                                       ------------
                                                                                                                          9,333,660
                                                                                                                       ------------
PHARMACEUTICALS - 5.1%                                  47,000   Eli Lilly & Co.                                          2,424,730
                                                        29,000   Johnson & Johnson                                        1,881,230
                                                        84,000   Merck & Co., Inc.                                        3,187,800
                                                        67,000   Pfizer, Inc.                                             1,402,310
                                                                                                                       ------------
                                                                                                                          8,896,070
                                                                                                                       ------------
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT - 8.3%                                     63,000   Analog Devices, Inc.                                     1,859,760
                                                       204,000   Integrated Device Technology, Inc. (a)                   1,821,720
                                                        51,000   KLA-Tencor Corp.                                         1,892,100
                                                        84,000   Novellus Systems, Inc. (a)                               1,768,200
                                                        97,000   Nvidia Corp. (a)                                         1,919,630
                                                        13,000   Silicon Laboratories, Inc. (a)                             410,020

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK LARGE CAP GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                             SHARES      COMMON STOCKS                                             VALUE
-----------------------------------------------  -------------   ----------------------------------------------------  ------------
                                                        98,000   Texas Instruments, Inc.                               $  2,770,460
                                                        85,000   Xilinx, Inc.                                             2,018,750
                                                                                                                       ------------
                                                                                                                         14,460,640
                                                                                                                       ------------
SOFTWARE - 11.7%                                        85,000   CA, Inc.                                                 1,912,500
                                                       201,000   Compuware Corp. (a)                                      1,475,340
                                                        58,000   McAfee, Inc. (a)                                         1,919,220
                                                       273,000   Microsoft Corp.                                          7,747,740
                                                       186,000   Oracle Corp. (a)                                         3,638,160
                                                       111,000   Symantec Corp. (a)                                       1,844,820
                                                        80,000   Synopsys, Inc. (a)                                       1,816,800
                                                                                                                       ------------
                                                                                                                         20,354,580
                                                                                                                       ------------
SPECIALTY RETAIL - 4.7%                                 16,000   AutoZone, Inc. (a)                                       1,821,280
                                                        53,000   Best Buy Co., Inc.                                       2,197,380
                                                        37,000   GameStop Corp. Class A (a)                               1,913,270
                                                        65,000   TJX Cos., Inc.                                           2,149,550
                                                                                                                       ------------
                                                                                                                          8,081,480
                                                                                                                       ------------
TEXTILES, APPAREL & LUXURY GOODS - 1.4%                 35,000   Nike, Inc. Class B                                       2,380,000
                                                                                                                       ------------
                                                                 TOTAL COMMON STOCKS
                                                                 (COST - $182,735,991) - 100.0%                         173,372,800
                                                                                                                       ------------

                                                   BENEFICIAL
                                                    INTEREST
                                                     (000)       SHORT-TERM SECURITIES
                                                 -------------   ----------------------------------------------------
                                                 $       2,753   BlackRock Liquidity Series, LLC Money
                                                                 Market Series, 3.10% (c)(d)(e)
                                                                                                                          2,752,650
                                                                 TOTAL SHORT-TERM SECURITIES
                                                                 (COST - $2,752,650) - 1.6%
                                                                                                                          2,752,650
                                                                 TOTAL INVESTMENTS  (COST - $185,488,641*) - 101.6%     176,125,450
                                                                 LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6%)          (2,777,869)
                                                                                                                       ------------
                                                                 NET ASSETS - 100.0%                                   $173,347,581
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $185,701,519
                                ============
Gross unrealized appreciation   $ 11,042,844
Gross unrealized depreciation    (20,618,913)
                                ------------
Net unrealized depreciation     $ (9,576,069)
                                ============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c)  Security was purchased with the cash proceeds from securities loans.

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK LARGE CAP GROWTH V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                     NET
                                  ACTIVITY   INTEREST
AFFILIATE                           (000)     INCOME
---------                         --------   --------
BlackRock Liquidity Series, LLC
Money Market Series                $1,268     $5,098

(e)  Represents the current yield as of report date.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Growth V.I. Fund

- Effective January 1, 2008, the BlackRock Large Cap Growth V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 -other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market -corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN
VALUATION INPUTS     SECURITIES
----------------   --------------
Level 1             $173,372,800
Level 2                2,752,650
Level 3                        0
                    ------------
TOTAL               $176,125,450
                    ============

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK LARGE CAP VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                             SHARES      COMMON STOCKS                                             VALUE
-----------------------------------------------  -------------   ----------------------------------------------------  ------------
AEROSPACE & DEFENSE - 5.0%                               1,000   General Dynamics Corp.                                $     83,370
                                                         6,000   Honeywell International, Inc.                              338,520
                                                        17,000   L-3 Communications Holdings, Inc.                        1,858,780
                                                        16,000   Lockheed Martin Corp.                                    1,588,800
                                                        30,000   Northrop Grumman Corp.                                   2,334,300
                                                        31,000   Raytheon Co.                                             2,002,910
                                                                                                                       ------------
                                                                                                                          8,206,680
                                                                                                                       ------------
BIOTECHNOLOGY - 1.3%                                    35,000   Biogen Idec, Inc. (a)                                    2,159,150
CAPITAL MARKETS - 1.2%                                  39,000   Ameriprise Financial, Inc.                               2,022,150
CHEMICALS - 1.8%                                        68,000   The Dow Chemical Co.                                     2,505,800
                                                         9,000   E.I. du Pont de Nemours & Co.                              420,840
                                                                                                                       ------------
                                                                                                                          2,926,640
                                                                                                                       ------------
COMMUNICATIONS EQUIPMENT - 1.0%                         69,000   Juniper Networks, Inc. (a)                               1,725,000
COMPUTERS & PERIPHERALS - 3.8%                          35,000   Hewlett-Packard Co.                                      1,598,100
                                                        22,000   International Business Machines Corp.                    2,533,080
                                                         5,000   Lexmark International, Inc. Class A (a)                    153,600
                                                        17,000   QLogic Corp. (a)                                           260,950
                                                        47,000   Seagate Technology                                         984,180
                                                        47,000   Sun Microsystems, Inc. (a)                                 729,910
                                                                                                                       ------------
                                                                                                                          6,259,820
                                                                                                                       ------------
DIVERSIFIED FINANCIAL SERVICES - 5.0%                   36,000   Bank of America Corp.                                    1,364,760
                                                       121,000   JPMorgan Chase & Co.                                     5,196,950
                                                        43,000   The NASDAQ Stock Market, Inc. (a)                        1,662,380
                                                                                                                       ------------
                                                                                                                          8,224,090
                                                                                                                       ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.6%           77,000   AT&T Inc.                                                2,949,100
                                                        49,000   CenturyTel, Inc.                                         1,628,760
                                                       302,000   Qwest Communications International Inc.                  1,368,060
                                                                                                                       ------------
                                                                                                                          5,945,920
                                                                                                                       ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%               50,000   Agilent Technologies, Inc. (a)                           1,491,500
ENERGY EQUIPMENT & SERVICES - 1.1%                      28,000   ENSCO International, Inc.                                1,753,360
FOOD & STAPLES RETAILING - 2.1%                         49,000   BJ's Wholesale Club, Inc. (a)                            1,748,810
                                                        69,000   The Kroger Co.                                           1,752,600
                                                                                                                       ------------
                                                                                                                          3,501,410
                                                                                                                       ------------
HEALTH CARE PROVIDERS & SERVICES - 4.6%                 40,000   AmerisourceBergen Corp.                                  1,639,200
                                                        21,000   Humana, Inc. (a)                                           942,060
                                                        29,000   McKesson Corp.                                           1,518,730
                                                        34,000   Medco Health Solutions, Inc. (a)                         1,488,860
                                                        46,000   WellPoint, Inc. (a)                                      2,029,980
                                                                                                                       ------------
                                                                                                                          7,618,830
                                                                                                                       ------------
HOUSEHOLD PRODUCTS - 1.1%                               24,000   Colgate-Palmolive Co.                                    1,869,840
IT SERVICES - 1.0%                                      95,000   Electronic Data Systems Corp.                            1,581,750
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS - 0.9%                                       40,000   NRG Energy, Inc. (a)                                     1,559,600

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK LARGE CAP VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                             SHARES      COMMON STOCKS                                             VALUE
-----------------------------------------------  -------------   ----------------------------------------------------  ------------
INDUSTRIAL CONGLOMERATES - 3.3%                        148,000   General Electric Co.                                  $  5,477,480
INSURANCE - 11.1%                                       38,000   ACE Ltd.                                                 2,092,280
                                                        50,000   The Allstate Corp.                                       2,403,000
                                                        40,000   American Financial Group, Inc.                           1,022,400
                                                        43,000   Chubb Corp.                                              2,127,640
                                                         4,000   HCC Insurance Holdings, Inc.                                90,760
                                                        13,000   The Hanover Insurance Group, Inc.                          534,820
                                                        48,000   Loews Corp.                                              1,930,560
                                                        41,000   MetLife, Inc.                                            2,470,660
                                                        52,000   The Travelers Cos., Inc.                                 2,488,200
                                                        85,000   UnumProvident Corp.                                      1,870,850
                                                        48,000   W.R. Berkley Corp.                                       1,329,120
                                                                                                                       ------------
                                                                                                                         18,360,290
                                                                                                                       ------------
INTERNET & CATALOG RETAIL - 0.9%                        65,000   Expedia, Inc. (a)                                        1,422,850
MACHINERY - 3.5%                                        27,000   AGCO Corp. (a)                                           1,616,760
                                                        32,000   Deere & Co.                                              2,574,080
                                                        16,000   SPX Corp.                                                1,678,400
                                                                                                                       ------------
                                                                                                                          5,869,240
                                                                                                                       ------------
MEDIA - 1.6%                                            82,000   Walt Disney Co.                                          2,573,160
METALS & MINING - 1.9%                                  24,000   Carpenter Technology Corp.                               1,343,280
                                                        30,000   Reliance Steel & Aluminum Co.                            1,795,800
                                                                                                                       ------------
                                                                                                                          3,139,080
                                                                                                                       ------------
MULTILINE RETAIL - 0.4%                                 22,000   Dollar Tree, Inc. (a)                                      606,980
OIL, GAS & CONSUMABLE FUELS - 23.8%                     37,000   Anadarko Petroleum Corp.                                 2,332,110
                                                        22,000   Apache Corp.                                             2,658,040
                                                        75,000   Chevron Corp.                                            6,402,000
                                                        64,000   ConocoPhillips                                           4,877,440
                                                       136,000   Exxon Mobil Corp.                                       11,502,880
                                                        52,000   Frontier Oil Corp.                                       1,417,520
                                                        50,000   Marathon Oil Corp.                                       2,280,000
                                                        25,000   Noble Energy, Inc.                                       1,820,000
                                                        44,000   Occidental Petroleum Corp.                               3,219,480
                                                        27,000   Sunoco, Inc.                                             1,416,690
                                                        31,000   Valero Energy Corp.                                      1,522,410
                                                                                                                       ------------
                                                                                                                         39,448,570
                                                                                                                       ------------
PAPER & FOREST PRODUCTS - 1.0%                          63,000   International Paper Co.                                  1,713,600
PHARMACEUTICALS - 7.9%                                  48,000   Eli Lilly & Co.                                          2,476,320
                                                        53,000   Johnson & Johnson                                        3,438,110
                                                        44,000   Merck & Co., Inc.                                        1,669,800
                                                       263,000   Pfizer, Inc.                                             5,504,590
                                                                                                                       ------------
                                                                                                                         13,088,820
                                                                                                                       ------------
ROAD & RAIL - 1.3%                                      38,000   CSX Corp.                                                2,130,660

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK LARGE CAP VALUE V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                             SHARES      COMMON STOCKS                                             VALUE
-----------------------------------------------  -------------   ----------------------------------------------------  ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%         37,000   Integrated Device Technology, Inc. (a)                $    330,410
                                                        48,000   Intersil Corp. Class A                                   1,232,160
                                                        39,000   KLA-Tencor Corp.                                         1,446,900
                                                        73,000   Novellus Systems, Inc. (a)                               1,536,650
                                                                                                                       ------------
                                                                                                                          4,546,120
                                                                                                                       ------------
SOFTWARE - 3.7%                                         48,000   BMC Software, Inc. (a)                                   1,560,960
                                                       219,000   Compuware Corp. (a)                                      1,607,460
                                                        79,000   Novell, Inc. (a)                                           496,910
                                                       117,000   Symantec Corp. (a)                                       1,944,540
                                                        20,000   Synopsys, Inc. (a)                                         454,200
                                                                                                                       ------------
                                                                                                                          6,064,070
                                                                                                                       ------------
SPECIALTY RETAIL - 2.1%                                 99,000   The Gap, Inc.                                            1,948,320
                                                        97,000   RadioShack Corp.                                         1,576,250
                                                                                                                       ------------
                                                                                                                          3,524,570
                                                                                                                       ------------
THRIFTS & MORTGAGE FINANCE - 0.4%                       40,000   Hudson City Bancorp, Inc.                                  707,200
                                                                                                                       ------------
                                                                 TOTAL COMMON STOCKS (COST - $155,289,165) - 100.0%     165,518,430
                                                                                                                       ------------

                                                   BENEFICIAL
                                                    INTEREST
                                                     (000)       SHORT-TERM SECURITIES
                                                 -------------   ----------------------------------------------------
                                                 $       5,094   BlackRock Liquidity Series, LLC Cash Sweep
                                                                 Series, 2.92% (b)(c)                                     5,093,818
                                                                                                                       ------------
                                                                 TOTAL SHORT-TERM SECURITIES
                                                                    (COST - $5,093,818) - 3.1%                            5,093,818
                                                                                                                       ------------
                                                                 TOTAL INVESTMENTS (COST - $160,382,983*) - 103.1%      170,612,248
                                                                 LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1%)          (5,100,058)
                                                                                                                       ------------
                                                                 NET ASSETS - 100.0%                                   $165,512,190
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $160,584,671
                                ============
Gross unrealized appreciation   $ 21,811,181
Gross unrealized depreciation    (11,783,604)
                                ------------
Net unrealized appreciation     $ 10,027,577
                                ============

(a)  Non-income producing security.

(b)  Represents the current yield as of March 31, 2008.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                     NET
                                  ACTIVITY   INTEREST
AFFILIATE                           (000)     INCOME
---------                         --------   --------
BlackRock Liquidity Series, LLC
   Cash Sweep Series               $5,094     $3,308

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Value V.I. Fund

- Effective January 1, 2008, the BlackRock Large Cap Value V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN
VALUATION INPUTS     SECURITIES
----------------   --------------
Level 1             $165,518,430
Level 2                5,093,818
Level 3                        0
                    ------------
TOTAL               $170,612,248
                    ============

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK MONEY MARKET V.I. FUND

SCHEDULE OF  INVESTMENTS AS OF
MARCH 31,2008 (UNAUDITED)            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                           PAR                                                INTEREST    MATURITY
                                          (000)                      ISSUE                      RATE        DATE         VALUE
                                         -------   ----------------------------------------   --------   ----------   ------------
CERTIFICATES OF DEPOSIT - 17.1%          $ 9,000   American Express Centurion Bank                2.85%   4/11/2008   $  9,000,000
                                           3,000   American Express Centurion Bank                2.60    4/25/2008      3,000,000
                                          14,000   Branch Banking and Trust Co.                   2.40    4/17/2008     14,000,000
                                           2,000   Chase Bank USA, NA                             5.13    4/15/2008      2,000,000
                                           5,000   HSBC Bank USA, NA                              2.91    6/09/2008      5,000,000
                                           7,000   HSBC Bank USA, NA                              2.48    6/19/2008      7,000,000
                                           3,000   Regions Bank                                   2.98    5/20/2008      3,000,000
                                           4,000   State Street Bank & Trust Co.                  2.45    5/16/2008      4,000,000
                                           1,800   Wachovia Bank, NA (a)                         4.753    2/04/2009      1,800,000
                                                                                                                      ------------
                                                   TOTAL CERTIFICATES OF DEPOSIT
                                                   (COST - $48,800,000)                                                 48,800,000
                                                                                                                      ------------
COMMERCIAL PAPER* - 67.7%                  6,000   Amstel Funding Corp.                           4.72    4/02/2008      5,999,213
                                           6,000   Atlantis One Funding Corp.                     4.58    4/02/2008      5,999,237
                                           8,000   Atlantis One Funding Corp.                     3.22    4/28/2008      7,980,680
                                           1,500   Atlantis One Funding Corp.                     3.08    5/14/2008      1,494,482
                                           1,000   Bank of America Corp.                          2.98    5/07/2008        997,020
                                           6,500   Bank of America Corp.                          4.69    5/27/2008      6,452,579
                                           3,000   Bank of America Corp.                         3.673    6/17/2008      2,976,431
                                           3,000   Bank of America Corp.                          2.84    7/07/2008      2,977,043
                                           2,115   Bank of America Corp.                          3.80    7/11/2008      2,092,452
                                           2,800   Beethoven Funding Corp.                        3.35    4/01/2008      2,800,000
                                           6,000   Chariot Funding LLC                            3.20    4/07/2008      5,996,800
                                           3,000   Ciesco, LLC                                    3.05    5/02/2008      2,992,121
                                          12,000   Citigroup Funding Inc.                         3.90    4/17/2008     11,979,200
                                           1,000   Citigroup Funding Inc.                         4.73    5/02/2008        995,927
                                          11,000   Edison Asset Securitization, LLC               4.72    5/15/2008     10,936,542
                                           5,000   Falcon Asset Securitization, LLC               3.17    4/24/2008      4,989,874
                                           3,000   Falcon Asset Securitization, LLC               3.00    5/06/2008      2,991,250
                                           7,000   General Electric Capital Corp.                 4.86    4/14/2008      6,987,715
                                           1,800   General Electric Capital Corp.                 2.58    6/11/2008      1,790,841
                                           1,000   Goldman Sachs Group, Inc.                      2.90    5/09/2008        996,939
                                          10,000   Grampian Funding, LLC                         2.585    4/18/2008      9,987,793
                                           5,000   ING America Insurance Holdings, Inc.           2.45    6/17/2008      4,973,799
                                          12,500   JPMorgan Chase & Co.                           4.94    4/01/2008     12,500,000
                                           1,000   JPMorgan Chase & Co.                           3.00    5/05/2008        997,167
                                           3,500   Kitty Hawk Funding Corp.                       3.00    5/01/2008      3,491,250
                                           4,000   Nieuw Amsterdam Receivables Corp.              4.45    4/03/2008      3,999,011
                                           3,000   Old Line Funding, LLC                          3.23    4/18/2008      2,995,424
                                           1,500   Park Avenue Receivables Corp.                  3.25    4/22/2008      1,497,156
                                          10,000   Park Avenue Receivables Corp.                  3.05    5/05/2008      9,971,194
                                          11,155   Ranger Funding Co. LLC                         3.95    4/18/2008     11,134,193
                                          12,000   Scaldis Capital LLC                            4.47    4/07/2008     11,991,060
                                          10,000   Ticonderoga Funding LLC                        3.18    4/21/2008      9,982,333
                                           5,000   UBS Finance (Delaware), LLC                    3.97    4/11/2008      4,994,486
                                           3,000   Windmill Funding Corp.                         3.20    5/02/2008      2,991,733

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK MONEY MARKET V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31,2008 (UNAUDITED)            (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                           PAR                                                INTEREST    MATURITY
                                          (000)                      ISSUE                      RATE        DATE         VALUE
                                         -------   ----------------------------------------   --------   ----------   ------------
                                         $11,000   Yorktown Capital, LLC                          3.25%   4/21/2008   $ 10,980,139
                                                   TOTAL COMMERCIAL PAPER
                                                   (COST - $192,913,084)                                               192,913,084
FUNDING AGREEMENTS - 4.2%                  5,000   Metropolitan Life Insurance Co. (a)(b)        3.189    4/01/2008      5,000,000
                                           7,000   New York Life Insurance Co. (a)(b)            2.938    4/14/2008      7,000,000
                                                                                                                      ------------
                                                   TOTAL FUNDING AGREEMENTS
                                                   (COST - $12,000,000)                                                 12,000,000
                                                                                                                      ------------
MEDIUM-TERM NOTES - 3.1%                   1,595   Cullinan Finance Corp. (a)(c)(d)              2.579    6/25/2008      1,594,963
                                           4,100   Goldman Sachs Group, Inc. (a)(c)              2.888    9/12/2008      4,100,000
                                           1,750   MetLife Global Funding, Inc. (a)(c)           2.918    9/12/2008      1,750,000
                                           1,500   MetLife Global Funding, Inc. (a)(c)            3.13   10/06/2008      1,500,000
                                                                                                                      ------------
                                                   TOTAL MEDIUM-TERM NOTES
                                                   (COST - $8,944,963)                                                   8,944,963
                                                                                                                      ------------
U.S. GOVERNMENT, AGENCY &                    635   Fannie Mae                                    2.495    8/20/2008        628,795
INSTRUMENTALITY OBLIGATIONS -              1,345   Fannie Mae                                     2.49    9/08/2008      1,330,115
DISCOUNT* - 2.0%                             825   Fannie Mae                                     2.49    9/10/2008        815,756
                                           2,170   Federal Home Loan Bank                         2.50    8/06/2008      2,150,862
                                             685   Freddie Mac                                    2.50    8/18/2008        678,388
                                                                                                                      ------------
                                                   TOTAL U.S. GOVERNMENT, AGENCY &
                                                   INSTRUMENTALITY OBLIGATIONS -
                                                   DISCOUNT - (COST - $5,603,916)                                        5,603,916
                                                                                                                      ------------
U.S. GOVERNMENT, AGENCY &                  1,615   Federal Home Loan Bank (a)                    2.809    3/20/2009      1,616,457
INSTRUMENTALITY OBLIGATIONS -              1,700   Federal Home Loan Bank (a)                    2.815    8/13/2009      1,700,000
NON-DISCOUNT* - 4.3%                       2,500   Federal Home Loan Bank (a)                    2.766    8/14/2009      2,499,657
                                           3,995   Freddie Mac (a)                               2.502    9/25/2009      3,993,256
                                           2,415   Freddie Mac (a)                               2.608    9/28/2009      2,414,106
                                                                                                                      ------------
                                                   TOTAL U.S. GOVERNMENT, AGENCY &
                                                   INSTRUMENTALITY OBLIGATIONS -
                                                   NON-DISCOUNT - (COST - $12,223,476)                                  12,223,476
                                                                                                                      ------------
REPURCHASE AGREEMENTS - 1.8%               5,016   Deutsche Bank Securities Inc., purchased
                                                   on 3/31/08 to yield 2.25% to 4/01/08,
                                                   repurchase price $5,047,350,
                                                   collateralized by Federal Home Loan
                                                   Bank, 5.60%, 2/01/23                                                  5,016,000
                                                                                                                      ------------
                                                   TOTAL REPURCHASE AGREEMENTS
                                                   (COST - $5,016,000)                                                   5,016,000
                                                                                                                      ------------
                                                   TOTAL INVESTMENTS (COST - $285,501,439**) - 100.2%                  285,501,439
                                                   LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)                         (686,888)
                                                                                                                      ------------
                                                   NET ASSETS - 100.0%                                                $284,814,551
                                                                                                                      ============

* Commercial Paper and certain U.S. Government, Agency & Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase.

**   Cost for federal income tax purposes.

(a)  Floating rate security.

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK MONEY MARKET V.I. FUND

SCHEDULE OF  INVESTMENTS AS OF MARCH 31,2008 (UNAUDITED)

(b) Restricted securities as to resale, representing 4.2% of net assets were as follows:

                                   ACQUISITION
ISSUE                                 DATES          COST         VALUE
-----                              -----------   -----------   -----------
Metropolitan Life Insurance Co.,
3.189%, 4/01/08                     4/02/2007    $ 5,000,000   $ 5,000,000
New York Life Insurance Co.,
2.938%, 4/14/08                     3/17/2008      7,000,000     7,000,000
                                                 -----------   -----------
TOTAL                                            $12,000,000   $12,000,000
                                                 ===========   ===========

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction to qualified institutional investors. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)  Security is illiquid.

BlackRock Variable Series Funds, Inc. - BlackRock Money Market V.I. Fund

- Effective January 1, 2008, the BlackRock Money Market V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 - price quotations in active markets/exchanges for identical securities

     - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

     - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN
VALUATION INPUTS     SECURITIES
----------------   --------------
Level 1                        0
Level 2             $285,501,439
Level 3                        0
                    ------------
TOTAL               $285,501,439
                    ============

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
AEROSPACE & DEFENSE - 2.8%                              16,228   Boeing Co.                                           $  1,206,876
                                                         8,428   General Dynamics Corp.                                    702,642
                                                         2,663   Goodrich Corp.                                            153,149
                                                        15,663   Honeywell International, Inc.                             883,706
                                                         2,629   L-3 Communications Holdings, Inc.                         287,455
                                                         7,233   Lockheed Martin Corp.                                     718,237
                                                         7,040   Northrop Grumman Corp.                                    547,782
                                                         2,900   Precision Castparts Corp.                                 296,032
                                                         8,946   Raytheon Co.                                              578,001
                                                         3,383   Rockwell Collins, Inc.                                    193,338
                                                        20,664   United Technologies Corp.                               1,422,096
                                                                                                                      ------------
                                                                                                                         6,989,314
                                                                                                                      ------------
AIR FREIGHT & LOGISTICS - 1.0%                           3,600   C.H. Robinson Worldwide, Inc.                             195,840
                                                         4,500   Expeditors International Washington, Inc.                 203,310
                                                         6,455   FedEx Corp.                                               598,185
                                                        21,800   United Parcel Service, Inc. Class B                     1,591,836
                                                                                                                      ------------
                                                                                                                         2,589,171
                                                                                                                      ------------
AIRLINES - 0.1%                                         15,275   Southwest Airlines Co.                                    189,410
AUTO COMPONENTS - 0.2%                                   5,034   The Goodyear Tire & Rubber Co. (a)                        129,877
                                                        12,438   Johnson Controls, Inc.                                    420,404
                                                                                                                      ------------
                                                                                                                           550,281
                                                                                                                      ------------
AUTOMOBILES - 0.3%                                      46,771   Ford Motor Co. (a)                                        267,530
                                                        11,983   General Motors Corp.                                      228,276
                                                         5,052   Harley-Davidson, Inc.                                     189,450
                                                                                                                      ------------
                                                                                                                           685,256
                                                                                                                      ------------
BEVERAGES - 2.6%                                        15,331   Anheuser-Busch Cos., Inc.                                 727,456
                                                         1,818   Brown-Forman Corp. Class B                                120,388
                                                        42,096   The Coca-Cola Co.                                       2,562,384
                                                         6,037   Coca-Cola Enterprises, Inc.                               146,095
                                                         4,300   Constellation Brands, Inc. Class A (a)                     75,981
                                                         2,882   Molson Coors Brewing Co. Class B                          151,507
                                                         2,904   Pepsi Bottling Group, Inc.                                 98,475
                                                        33,739   PepsiCo, Inc.                                           2,435,956
                                                                                                                      ------------
                                                                                                                         6,318,242
                                                                                                                      ------------
BIOTECHNOLOGY - 1.3%                                    22,723   Amgen, Inc. (a)                                           949,367
                                                         6,126   Biogen Idec, Inc. (a)                                     377,913
                                                         9,000   Celgene Corp. (a)                                         551,610
                                                         5,600   Genzyme Corp. (a)                                         417,424
                                                        19,500   Gilead Sciences, Inc. (a)                               1,004,835
                                                                                                                      ------------
                                                                                                                         3,301,149
                                                                                                                      ------------
BUILDING PRODUCTS - 0.1%                                 7,751   Masco Corp.                                               153,702
                                                         3,600   Trane, Inc.                                               165,240
                                                                                                                      ------------
                                                                                                                           318,942
                                                                                                                      ------------
CAPITAL MARKETS - 3.0%                                   4,000   American Capital Strategies Ltd. (d)                      136,640
                                                         4,895   Ameriprise Financial, Inc.                                253,806
                                                        24,067   The Bank of New York Mellon Corp.                       1,004,316
                                                         2,453   The Bear Stearns Cos., Inc. (d)                            25,732

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
                                                        19,565   The Charles Schwab Corp.                             $    368,409
                                                         7,900   E*Trade Financial Corp. (a)(d)                             30,494
                                                         1,800   Federated Investors, Inc. Class B                          70,488
                                                         3,422   Franklin Resources, Inc.                                  331,900
                                                         8,330   The Goldman Sachs Group, Inc.                           1,377,699
                                                         3,211   Janus Capital Group, Inc.                                  74,720
                                                         2,800   Legg Mason, Inc.                                          156,744
                                                        11,100   Lehman Brothers Holdings, Inc.                            417,804
                                                        20,479   Merrill Lynch & Co., Inc. (b)                             834,314
                                                        23,063   Morgan Stanley                                          1,053,979
                                                         4,001   Northern Trust Corp.                                      265,946
                                                         8,093   State Street Corp.                                        639,347
                                                         5,486   T. Rowe Price Group, Inc.                                 274,300
                                                                                                                      ------------
                                                                                                                         7,316,638
                                                                                                                      ------------
CHEMICALS - 2.0%                                         4,489   Air Products & Chemicals, Inc.                            412,988
                                                         1,291   Ashland, Inc.                                              61,064
                                                        19,736   The Dow Chemical Co.                                      727,272
                                                        18,696   E.I. du Pont de Nemours & Co.                             874,225
                                                         1,658   Eastman Chemical Co.                                      103,542
                                                         3,676   Ecolab, Inc.                                              159,649
                                                         2,676   Hercules, Inc.                                             48,944
                                                         1,699   International Flavors & Fragrances, Inc.                   74,841
                                                        11,534   Monsanto Co.                                            1,286,041
                                                         3,443   PPG Industries, Inc.                                      208,336
                                                         6,654   Praxair, Inc.                                             560,466
                                                         2,588   Rohm & Haas Co.                                           139,959
                                                         2,734   Sigma-Aldrich Corp.                                       163,083
                                                                                                                      ------------
                                                                                                                         4,820,410
                                                                                                                      ------------
COMMERCIAL BANKS - 2.8%                                 11,496   BB&T Corp.                                                368,562
                                                         2,926   Comerica, Inc.                                            102,644
                                                        11,119   Fifth Third Bancorp                                       232,609
                                                         2,400   First Horizon National Corp. (d)                           33,624
                                                         7,605   Huntington Bancshares, Inc.                                81,754
                                                         8,103   KeyCorp                                                   177,861
                                                         1,600   M&T Bank Corp.                                            128,768
                                                         5,400   Marshall & Ilsley Corp.                                   125,280
                                                        13,225   National City Corp.                                       131,589
                                                         7,164   The PNC Financial Services Group, Inc. (b)                469,743
                                                        14,593   Regions Financial Corp.                                   288,212
                                                         7,296   SunTrust Banks, Inc.                                      402,301
                                                        36,504   U.S. Bancorp                                            1,181,269
                                                        41,784   Wachovia Corp. (d)                                      1,128,168
                                                        69,906   Wells Fargo & Co.                                       2,034,265
                                                         2,124   Zions Bancorporation                                       96,748
                                                                                                                      ------------
                                                                                                                         6,983,397
                                                                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES - 0.5%                    6,194   Allied Waste Industries, Inc. (a)                          66,957
                                                         2,267   Avery Dennison Corp.                                      111,650

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
                                                         2,836   Cintas Corp.                                         $     80,939
                                                         2,779   Equifax, Inc.                                              95,820
                                                         2,671   Monster Worldwide, Inc. (a)                                64,665
                                                         4,515   Pitney Bowes, Inc.                                        158,115
                                                         4,444   R.R. Donnelley & Sons Co.                                 134,698
                                                         3,686   Robert Half International, Inc.                            94,878
                                                        10,610   Waste Management, Inc.                                    356,072
                                                                                                                      ------------
                                                                                                                         1,163,794
                                                                                                                      ------------
COMMUNICATIONS EQUIPMENT - 2.5%                          1,614   Ciena Corp. (a)                                            49,760
                                                       125,615   Cisco Systems, Inc. (a)                                 3,026,065
                                                        32,958   Corning, Inc.                                             792,310
                                                         4,234   JDS Uniphase Corp. (a)                                     56,693
                                                        10,900   Juniper Networks, Inc. (a)                                272,500
                                                        47,736   Motorola, Inc.                                            443,945
                                                        34,268   QUALCOMM, Inc.                                          1,404,988
                                                         8,833   Tellabs, Inc. (a)                                          48,140
                                                                                                                      ------------
                                                                                                                         6,094,401
                                                                                                                      ------------
COMPUTERS & PERIPHERALS - 4.3%                          18,490   Apple, Inc. (a)                                         2,653,315
                                                        46,876   Dell, Inc. (a)                                            933,770
                                                        43,904   EMC Corp. (a)                                             629,583
                                                        52,043   Hewlett-Packard Co.                                     2,376,283
                                                        29,134   International Business Machines Corp.                   3,354,489
                                                         2,007   Lexmark International, Inc. Class A (a)                    61,655
                                                         7,165   NetApp, Inc. (a)                                          143,658
                                                         2,586   QLogic Corp. (a)                                           39,695
                                                         4,800   SanDisk Corp. (a)                                         108,336
                                                        17,178   Sun Microsystems, Inc. (a)                                266,774
                                                         4,000   Teradata Corp. (a)                                         88,240
                                                                                                                      ------------
                                                                                                                        10,655,798
                                                                                                                      ------------
CONSTRUCTION & ENGINEERING - 0.2%                        1,874   Fluor Corp.                                               264,534
                                                         2,500   Jacobs Engineering Group, Inc. (a)                        183,975
                                                                                                                      ------------
                                                                                                                           448,509
                                                                                                                      ------------
CONSTRUCTION MATERIALS - 0.1%                            2,250   Vulcan Materials Co.                                      149,400
CONSUMER FINANCE - 0.7%                                 24,478   American Express Co.                                    1,070,178
                                                         8,032   Capital One Financial Corp.                               395,335
                                                         9,981   Discover Financial Services, Inc.                         163,389
                                                        10,323   SLM Corp. (a)                                             158,458
                                                                                                                      ------------
                                                                                                                         1,787,360
                                                                                                                      ------------
CONTAINERS & PACKAGING - 0.1%                            2,136   Ball Corp.                                                 98,128
                                                         2,156   Bemis Co.                                                  54,827
                                                         2,767   Pactiv Corp. (a)                                           72,523
                                                         3,720   Sealed Air Corp.                                           93,930
                                                                                                                      ------------
                                                                                                                           319,408
                                                                                                                      ------------
DISTRIBUTORS - 0.1%                                      3,538   Genuine Parts Co.                                         142,298
DIVERSIFIED CONSUMER SERVICES - 0.1%                     2,900   Apollo Group, Inc. Class A (a)                            125,280
                                                         6,762   H&R Block, Inc.                                           140,379
                                                                                                                      ------------
                                                                                                                           265,659
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
DIVERSIFIED FINANCIAL SERVICES - 4.2%                   93,669   Bank of America Corp.                                $  3,550,992
                                                         4,000   CIT Group, Inc.                                            47,400
                                                         1,142   CME Group, Inc.                                           535,712
                                                       109,751   Citigroup, Inc.                                         2,350,866
                                                         1,500   IntercontinentalExchange, Inc. (a)                        195,750
                                                        71,568   JPMorgan Chase & Co.                                    3,073,846
                                                         3,800   Leucadia National Corp.                                   171,836
                                                         4,504   Moody's Corp.                                             156,874
                                                         5,500   NYSE Euronext                                             339,405
                                                                                                                      ------------
                                                                                                                        10,422,681
                                                                                                                      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.1%          127,202   AT&T Inc.                                               4,871,836
                                                         2,302   CenturyTel, Inc.                                           76,518
                                                         6,803   Citizens Communications Co.                                71,363
                                                         3,184   Embarq Corp.                                              127,678
                                                           121   Fairpoint Communications Inc.                               1,091
                                                        33,196   Qwest Communications International Inc.                   150,378
                                                        60,518   Verizon Communications, Inc.                            2,205,881
                                                         9,902   Windstream Corp.                                          118,329
                                                                                                                      ------------
                                                                                                                         7,623,074
                                                                                                                      ------------
ELECTRIC UTILITIES - 2.1%                                3,522   Allegheny Energy, Inc.                                    177,861
                                                         8,418   American Electric Power Co., Inc.                         350,441
                                                        26,431   Duke Energy Corp.                                         471,793
                                                         6,796   Edison International                                      333,140
                                                         4,072   Entergy Corp.                                             444,174
                                                        13,978   Exelon Corp.                                            1,135,992
                                                         8,514   FPL Group, Inc.                                           534,168
                                                         6,388   FirstEnergy Corp.                                         438,345
                                                         7,758   PPL Corp.                                                 356,247
                                                         4,200   Pepco Holdings, Inc.                                      103,824
                                                         2,224   Pinnacle West Capital Corp.                                78,018
                                                         5,429   Progress Energy, Inc.                                     226,389
                                                        15,918   The Southern Co.                                          566,840
                                                                                                                      ------------
                                                                                                                         5,217,232
                                                                                                                      ------------
ELECTRICAL EQUIPMENT - 0.5%                              3,730   Cooper Industries Ltd. Class A                            149,759
                                                        16,450   Emerson Electric Co.                                      846,517
                                                         3,083   Rockwell Automation, Inc.                                 177,026
                                                                                                                      ------------
                                                                                                                         1,173,302
                                                                                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.3%                7,962   Agilent Technologies, Inc. (a)                            237,506
                                                         4,315   Jabil Circuit, Inc.                                        40,820
                                                         3,463   Molex, Inc.                                                80,203
                                                        10,390   Tyco Electronics Ltd.                                     356,585
                                                                                                                      ------------
                                                                                                                           715,114
                                                                                                                      ------------
ENERGY EQUIPMENT & SERVICES - 2.7%                       6,100   BJ Services Co.                                           173,911
                                                         6,708   Baker Hughes, Inc.                                        459,498
                                                         4,600   Cameron International Corp. (a)                           191,544
                                                         3,000   ENSCO International, Inc.                                 187,860
                                                        18,404   Halliburton Co.                                           723,829

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
                                                         5,792   Nabors Industries Ltd. (a)                           $    195,596
                                                         7,502   National Oilwell Varco, Inc. (a)                          437,967
                                                         5,574   Noble Corp.                                               276,860
                                                         2,335   Rowan Cos., Inc.                                           96,155
                                                        25,290   Schlumberger Ltd.                                       2,200,230
                                                         4,200   Smith International, Inc.                                 269,766
                                                         6,682   Transocean, Inc.                                          903,406
                                                         7,100   Weatherford International Ltd. (a)                        514,537
                                                                                                                      ------------
                                                                                                                         6,631,159
                                                                                                                      ------------
FOOD & STAPLES RETAILING - 2.7%                         30,466   CVS Caremark Corp.                                      1,234,178
                                                         9,105   Costco Wholesale Corp.                                    591,552
                                                        14,226   The Kroger Co.                                            361,340
                                                         4,438   SUPERVALU, Inc.                                           133,051
                                                        12,771   SYSCO Corp.                                               370,614
                                                         9,247   Safeway, Inc.                                             271,399
                                                        49,816   Wal-Mart Stores, Inc.                                   2,624,307
                                                        20,744   Walgreen Co.                                              790,139
                                                         2,800   Whole Foods Market, Inc.                                   92,316
                                                                                                                      ------------
                                                                                                                         6,468,896
                                                                                                                      ------------
FOOD PRODUCTS - 1.6%                                    13,482   Archer-Daniels-Midland Co.                                554,919
                                                         4,693   Campbell Soup Co.                                         159,327
                                                        10,232   ConAgra Foods, Inc.                                       245,056
                                                         2,800   Dean Foods Co.                                             56,252
                                                         7,108   General Mills, Inc.                                       425,627
                                                         6,649   H.J. Heinz Co.                                            312,304
                                                         3,548   The Hershey Co.                                           133,653
                                                         5,489   Kellogg Co.                                               288,502
                                                        31,971   Kraft Foods, Inc.                                         991,421
                                                         3,000   McCormick & Co., Inc.                                     110,910
                                                        15,117   Sara Lee Corp.                                            211,336
                                                         5,800   Tyson Foods, Inc. Class A                                  92,510
                                                         4,570   Wm. Wrigley Jr. Co.                                       287,179
                                                                                                                      ------------
                                                                                                                         3,868,996
                                                                                                                      ------------
GAS UTILITIES - 0.1%                                       729   Nicor, Inc.                                                24,429
                                                         3,600   Questar Corp.                                             203,616
                                                                                                                      ------------
                                                                                                                           228,045
                                                                                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.9%                 13,258   Baxter International, Inc.                                766,578
                                                         5,088   Becton Dickinson & Co.                                    436,805
                                                        28,025   Boston Scientific Corp. (a)                               360,682
                                                         2,154   C.R. Bard, Inc.                                           207,646
                                                        10,390   Covidien Ltd.                                             459,757
                                                         3,252   Hospira, Inc. (a)                                         139,088
                                                        23,662   Medtronic, Inc.                                         1,144,531
                                                         7,188   St. Jude Medical, Inc. (a)                                310,450
                                                         4,996   Stryker Corp.                                             324,990

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
                                                         2,600   Varian Medical Systems, Inc. (a)                     $    121,784
                                                         4,916   Zimmer Holdings, Inc. (a)                                 382,760
                                                                                                                      ------------
                                                                                                                         4,655,071
                                                                                                                      ------------
HEALTH CARE PROVIDERS & SERVICES - 1.9%                 10,472   Aetna, Inc. (c)                                           440,766
                                                         3,470   AmerisourceBergen Corp.                                   142,200
                                                         7,537   Cardinal Health, Inc.                                     395,768
                                                         5,889   Cigna Corp.                                               238,917
                                                         3,250   Coventry Health Care, Inc. (a)                            131,138
                                                         5,300   Express Scripts, Inc. (a)                                 340,896
                                                         3,557   Humana, Inc. (a)                                          159,567
                                                         2,400   Laboratory Corp. of America Holdings (a)                  176,832
                                                         6,107   McKesson Corp.                                            319,824
                                                        11,166   Medco Health Solutions, Inc. (a)                          488,959
                                                         2,900   Patterson Cos., Inc. (a)                                  105,270
                                                         3,300   Quest Diagnostics, Inc.                                   149,391
                                                        11,412   Tenet Healthcare Corp. (a)                                 64,592
                                                        26,658   UnitedHealth Group, Inc.                                  915,969
                                                        11,304   WellPoint, Inc. (a)                                       498,846
                                                                                                                      ------------
                                                                                                                         4,568,935
                                                                                                                      ------------
HEALTH CARE TECHNOLOGY - 0.0%                            4,014   IMS Health, Inc.                                           84,334
HOTELS, RESTAURANTS & LEISURE - 1.4%                     9,173   Carnival Corp.                                            371,323
                                                         2,861   Darden Restaurants, Inc.                                   93,126
                                                         6,608   International Game Technology                             265,708
                                                         6,566   Marriott International, Inc. Class A                      225,608
                                                        24,272   McDonald's Corp.                                        1,353,649
                                                        15,244   Starbucks Corp. (a)                                       266,770
                                                         4,109   Starwood Hotels & Resorts Worldwide, Inc.                 212,641
                                                         2,119   Wendy's International, Inc.                                48,864
                                                         3,765   Wyndham Worldwide Corp.                                    77,860
                                                        10,384   Yum! Brands, Inc.                                         386,389
                                                                                                                      ------------
                                                                                                                         3,301,938
                                                                                                                      ------------
HOUSEHOLD DURABLES - 0.5%                                1,285   Black & Decker Corp.                                       84,939
                                                         2,372   Centex Corp.                                               57,426
                                                         6,200   D.R. Horton, Inc.                                          97,650
                                                         3,199   Fortune Brands, Inc.                                      222,331
                                                         1,300   Harman International Industries, Inc.                      56,602
                                                         1,678   KB Home                                                    41,497
                                                         4,055   Leggett & Platt, Inc.                                      61,839
                                                         2,550   Lennar Corp. Class A                                       47,966
                                                         5,885   Newell Rubbermaid, Inc.                                   134,590
                                                         4,584   Pulte Homes, Inc.                                          66,697
                                                         1,441   Snap-On, Inc.                                              73,275
                                                         1,741   The Stanley Works                                          82,906
                                                         1,613   Whirlpool Corp.                                           139,976
                                                                                                                      ------------
                                                                                                                         1,167,694
                                                                                                                      ------------
HOUSEHOLD PRODUCTS - 2.5%                                2,868   Clorox Co.                                                162,444
                                                        10,685   Colgate-Palmolive Co.                                     832,468

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
                                                         8,821   Kimberly-Clark Corp.                                 $    569,396
                                                        64,984   The Procter & Gamble Co.                                4,553,429
                                                                                                                      ------------
                                                                                                                         6,117,737
                                                                                                                      ------------
IT SERVICES - 0.9%                                       2,100   Affiliated Computer Services, Inc. Class A (a)            105,231
                                                        11,055   Automatic Data Processing, Inc.                           468,621
                                                         6,100   Cognizant Technology Solutions Corp. (a)                  175,863
                                                         3,408   Computer Sciences Corp. (a)                               139,012
                                                         3,134   Convergys Corp. (a)                                        47,198
                                                        10,738   Electronic Data Systems Corp.                             178,788
                                                         3,600   Fidelity National Information Services, Inc.              137,304
                                                         3,455   Fiserv, Inc. (a)                                          166,151
                                                         6,960   Paychex, Inc.                                             238,450
                                                         4,500   Total System Services, Inc.                               106,470
                                                         8,369   Unisys Corp. (a)                                           37,075
                                                        15,708   The Western Union Co.                                     334,109
                                                                                                                      ------------
                                                                                                                         2,134,272
                                                                                                                      ------------
INDEPENDENT POWER PRODUCERS & ENERGY                    14,022   The AES Corp. (a)                                         233,747
TRADERS - 0.3%                                           3,752   Constellation Energy Group, Inc.                          331,189
                                                        10,234   Dynegy, Inc. Class A (a)                                   80,746
                                                                                                                      ------------
                                                                                                                           645,682
                                                                                                                      ------------
INDUSTRIAL CONGLOMERATES - 4.0%                         14,946   3M Co.                                                  1,182,976
                                                       210,865   General Electric Co.                                    7,804,114
                                                         5,260   Textron, Inc.                                             291,509
                                                        10,390   Tyco International Ltd.                                   457,679
                                                                                                                      ------------
                                                                                                                         9,736,278
                                                                                                                      ------------
INSURANCE - 4.0%                                         6,900   ACE Ltd.                                                  379,914
                                                         6,132   AMBAC Financial Group, Inc.                                35,259
                                                         6,175   AON Corp.                                                 248,235
                                                        10,242   Aflac, Inc.                                               665,218
                                                        11,745   The Allstate Corp.                                        564,465
                                                        53,207   American International Group, Inc. (c)                  2,301,203
                                                         1,900   Assurant, Inc.                                            115,634
                                                         7,996   Chubb Corp.                                               395,642
                                                         3,866   Cincinnati Financial Corp.                                147,063
                                                         9,200   Genworth Financial, Inc. Class A                          208,288
                                                         6,577   Hartford Financial Services Group, Inc.                   498,339
                                                         5,652   Lincoln National Corp.                                    293,904
                                                         9,228   Loews Corp.                                               371,150
                                                         3,688   MBIA, Inc. (d)                                             45,067
                                                        10,860   Marsh & McLennan Cos., Inc.                               264,441
                                                        15,153   MetLife, Inc.                                             913,120
                                                         5,500   Principal Financial Group, Inc.                           306,460
                                                        14,600   The Progressive Corp.                                     234,622
                                                         9,500   Prudential Financial, Inc.                                743,375
                                                         1,944   Safeco Corp.                                               85,303
                                                         1,897   Torchmark Corp.                                           114,029
                                                        13,337   The Travelers Cos., Inc.                                  638,175

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
                                                         7,589   UnumProvident Corp.                                  $    167,034
                                                         3,755   XL Capital Ltd. Class A                                   110,960
                                                                                                                      ------------
                                                                                                                         9,846,900
                                                                                                                      ------------
INTERNET & CATALOG RETAIL - 0.3%                         6,400   Amazon.com, Inc. (a)                                      456,320
                                                         4,300   Expedia, Inc. (a)                                          94,127
                                                         3,900   IAC/InterActiveCorp (a)                                    80,964
                                                                                                                      ------------
                                                                                                                           631,411
                                                                                                                      ------------
INTERNET SOFTWARE & SERVICES - 1.6%                      3,600   Akamai Technologies, Inc. (a)                             101,376
                                                        23,800   eBay, Inc. (a)                                            710,192
                                                         4,890   Google, Inc. Class A (a)                                2,153,898
                                                         4,600   VeriSign, Inc. (a)                                        152,904
                                                        28,260   Yahoo! Inc. (a)                                           817,562
                                                                                                                      ------------
                                                                                                                         3,935,932
                                                                                                                      ------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%                      1,576   Brunswick Corp.                                            25,169
                                                         6,011   Eastman Kodak Co.                                         106,214
                                                         3,045   Hasbro, Inc.                                               84,956
                                                         7,680   Mattel, Inc.                                              152,832
                                                                                                                      ------------
                                                                                                                           369,171
                                                                                                                      ------------
LIFE SCIENCES TOOLS & SERVICES - 0.4%                    3,552   Applera Corp. - Applied Biosystems Group                  116,719
                                                         1,131   Millipore Corp. (a)                                        76,241
                                                         2,809   PerkinElmer, Inc.                                          68,118
                                                         8,836   Thermo Fisher Scientific, Inc. (a)                        502,238
                                                         2,100   Waters Corp. (a)                                          116,970
                                                                                                                      ------------
                                                                                                                           880,286
                                                                                                                      ------------
MACHINERY - 1.9%                                        13,284   Caterpillar, Inc.                                       1,040,004
                                                         4,280   Cummins, Inc.                                             200,390
                                                         5,266   Danaher Corp.                                             400,374
                                                         9,276   Deere & Co.                                               746,161
                                                         4,134   Dover Corp.                                               172,719
                                                         3,078   Eaton Corp.                                               245,224
                                                         3,756   ITT Corp.                                                 194,598
                                                         8,232   Illinois Tool Works, Inc.                                 397,029
                                                         5,658   Ingersoll-Rand Co. Class A                                252,233
                                                         2,700   Manitowoc Co.                                             110,160
                                                         7,703   PACCAR, Inc.                                              346,635
                                                         2,610   Pall Corp.                                                 91,533
                                                         3,502   Parker Hannifin Corp.                                     242,584
                                                         2,100   Terex Corp. (a)                                           131,250
                                                                                                                      ------------
                                                                                                                         4,570,894
                                                                                                                      ------------
MEDIA - 2.9%                                            14,303   CBS Corp. Class B                                         315,810
                                                        10,745   Clear Channel Communications, Inc.                        313,969
                                                        63,952   Comcast Corp. Class A                                   1,236,832
                                                        15,000   The DIRECTV Group, Inc. (a)                               371,850
                                                         1,700   The E.W. Scripps Co. Class A                               71,417
                                                         4,747   Gannett Co., Inc.                                         137,900
                                                         9,692   Interpublic Group of Cos., Inc. (a)                        81,510
                                                         6,904   The McGraw-Hill Cos., Inc.                                255,103

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
                                                         1,032   Meredith Corp.                                       $     39,474
                                                         2,777   The New York Times Co. Class A (d)                         52,430
                                                        48,400   News Corp. Class A                                        907,500
                                                         6,834   Omnicom Group Inc.                                        301,926
                                                        75,648   Time Warner, Inc.                                       1,060,585
                                                        13,703   Viacom, Inc. Class B (a)                                  542,913
                                                        39,882   Walt Disney Co.                                         1,251,497
                                                           107   The Washington Post Co. Class B                            70,781
                                                                                                                      ------------
                                                                                                                         7,011,497
                                                                                                                      ------------
METALS & MINING - 1.1%                                  17,424   Alcoa, Inc. (c)                                           628,309
                                                         2,161   Allegheny Technologies, Inc.                              154,209
                                                         8,016   Freeport-McMoRan Copper &
                                                                 Gold, Inc. Class B                                        771,300
                                                         9,503   Newmont Mining Corp.                                      430,486
                                                         6,040   Nucor Corp.                                               409,150
                                                         1,800   Titanium Metals Corp.                                      27,090
                                                         2,489   United States Steel Corp.                                 315,779
                                                                                                                      ------------
                                                                                                                         2,736,323
                                                                                                                      ------------
MULTI-UTILITIES - 1.1%                                   4,397   Ameren Corp.                                              193,644
                                                         4,354   CMS Energy Corp.                                           58,953
                                                         6,783   CenterPoint Energy, Inc.                                   96,793
                                                         5,658   Consolidated Edison, Inc.                                 224,623
                                                         3,423   DTE Energy Co.                                            133,120
                                                        12,222   Dominion Resources, Inc.                                  499,146
                                                         1,452   Integrys Energy Group, Inc.                                67,721
                                                         5,711   NiSource, Inc.                                             98,458
                                                         7,381   PG&E Corp.                                                271,768
                                                        10,628   Public Service Enterprise Group, Inc.                     427,139
                                                         5,517   Sempra Energy                                             293,946
                                                         4,915   TECO Energy, Inc.                                          78,394
                                                         8,784   Xcel Energy, Inc.                                         175,241
                                                                                                                      ------------
                                                                                                                         2,618,946
                                                                                                                      ------------
MULTILINE RETAIL - 0.8%                                  1,845   Big Lots, Inc. (a)                                         41,144
                                                         1,626   Dillard's, Inc. Class A                                    27,983
                                                         2,927   Family Dollar Stores, Inc.                                 57,077
                                                         4,635   J.C. Penney Co., Inc.                                     174,786
                                                         6,525   Kohl's Corp. (a)                                          279,857
                                                         9,106   Macy's, Inc.                                              209,984
                                                         3,868   Nordstrom, Inc.                                           126,097
                                                         1,570   Sears Holdings Corp. (a)(d)                               160,281
                                                        17,034   Target Corp.                                              863,283
                                                                                                                      ------------
                                                                                                                         1,940,492
                                                                                                                      ------------
OFFICE ELECTRONICS - 0.1%                               19,323   Xerox Corp.                                               289,265
OIL, GAS &                                               9,736   Anadarko Petroleum Corp.                                  613,660
CONSUMABLE FUELS - 10.4%                                 6,966   Apache Corp.                                              841,632
                                                         9,500   Chesapeake Energy Corp.                                   438,425
                                                        43,907   Chevron Corp.                                           3,747,902

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
                                                        33,124   ConocoPhillips                                       $  2,524,380
                                                         3,800   Consol Energy, Inc.                                       262,922
                                                         9,302   Devon Energy Corp.                                        970,478
                                                         5,132   EOG Resources, Inc.                                       615,840
                                                        14,712   El Paso Corp.                                             244,808
                                                       112,846   Exxon Mobil Corp.                                       9,544,515
                                                         5,815   Hess Corp.                                                512,767
                                                        14,880   Marathon Oil Corp.                                        678,528
                                                         3,900   Murphy Oil Corp.                                          320,346
                                                         3,600   Noble Energy, Inc.                                        262,080
                                                        17,358   Occidental Petroleum Corp.                              1,270,085
                                                         5,600   Peabody Energy Corp.                                      285,600
                                                         3,000   Range Resources Corp.                                     190,350
                                                        13,265   Spectra Energy Corp.                                      301,779
                                                         2,456   Sunoco, Inc.                                              128,866
                                                         2,800   Tesoro Corp.                                               84,000
                                                        11,500   Valero Energy Corp.                                       564,765
                                                        12,407   Williams Cos., Inc.                                       409,183
                                                        10,591   XTO Energy, Inc.                                          655,159
                                                                                                                      ------------
                                                                                                                        25,468,070
                                                                                                                      ------------
PAPER & FOREST PRODUCTS - 0.3%                           8,924   International Paper Co.                                   242,733
                                                         3,842   MeadWestvaco Corp.                                        104,579
                                                         4,429   Weyerhaeuser Co.                                          288,062
                                                                                                                      ------------
                                                                                                                           635,374
                                                                                                                      ------------
PERSONAL PRODUCTS - 0.2%                                 8,994   Avon Products, Inc.                                       355,623
                                                         2,400   The Estee Lauder Cos., Inc. Class A                       110,040
                                                                                                                      ------------
                                                                                                                           465,663
                                                                                                                      ------------
PHARMACEUTICALS - 6.1%                                  32,620   Abbott Laboratories                                     1,798,993
                                                         6,454   Allergan, Inc.                                            363,941
                                                         2,300   Barr Pharmaceuticals, Inc. (a)                            111,113
                                                        41,263   Bristol-Myers Squibb Co.                                  878,902
                                                        20,848   Eli Lilly & Co.                                         1,075,548
                                                         6,518   Forest Laboratories, Inc. (a)                             260,785
                                                        59,753   Johnson & Johnson                                       3,876,177
                                                         5,716   King Pharmaceuticals, Inc. (a)                             49,729
                                                        45,679   Merck & Co., Inc.                                       1,733,518
                                                         5,930   Mylan, Inc.                                                68,788
                                                       142,460   Pfizer, Inc.                                            2,981,688
                                                        33,911   Schering-Plough Corp.                                     488,658
                                                         2,040   Watson Pharmaceuticals, Inc. (a)                           59,813
                                                        28,151   Wyeth                                                   1,175,586
                                                                                                                      ------------
                                                                                                                        14,923,239
                                                                                                                      ------------
REAL ESTATE                                              1,983   Apartment Investment &
INVESTMENT TRUSTS (REITS) - 1.2%                                 Management Co. Class A                                     71,011
                                                         1,600   AvalonBay Communities, Inc.                               154,432
                                                         2,500   Boston Properties, Inc.                                   230,175
                                                         2,600   Developers Diversified Realty Corp.                       108,888

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
                                                         5,700   Equity Residential                                   $    236,493
                                                         5,100   General Growth Properties, Inc.                           194,667
                                                         4,600   HCP, Inc.                                                 155,526
                                                        11,100   Host Marriott Corp. (d)                                   176,712
                                                         5,300   Kimco Realty Corp.                                        207,601
                                                         3,600   Plum Creek Timber Co., Inc.                               146,520
                                                         5,400   ProLogis                                                  317,844
                                                         2,600   Public Storage                                            230,412
                                                         4,700   Simon Property Group, Inc.                                436,677
                                                         2,800   Vornado Realty Trust                                      241,388
                                                                                                                      ------------
                                                                                                                         2,908,346
                                                                                                                      ------------
REAL ESTATE MANAGEMENT &                                 4,000   CB Richard Ellis Group, Inc. (a)                           86,560
DEVELOPMENT - 0.0%
ROAD & RAIL - 0.9%                                       6,266   Burlington Northern Santa Fe Corp.                        577,851
                                                         8,708   CSX Corp.                                                 488,258
                                                         8,086   Norfolk Southern Corp.                                    439,232
                                                         1,184   Ryder System, Inc.                                         72,117
                                                         5,507   Union Pacific Corp.                                       690,468
                                                                                                                      ------------
                                                                                                                         2,267,926
                                                                                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR                          12,972   Advanced Micro Devices, Inc. (a)(d)                        76,405
EQUIPMENT - 2.5%                                         6,847   Altera Corp.                                              126,190
                                                         6,373   Analog Devices, Inc.                                      188,131
                                                        28,862   Applied Materials, Inc.                                   563,098
                                                         9,897   Broadcom Corp. Class A (a)                                190,715
                                                       121,988   Intel Corp.                                             2,583,706
                                                         3,700   KLA-Tencor Corp.                                          137,270
                                                        15,296   LSI Corp. (a)                                              75,715
                                                         4,464   Linear Technology Corp.                                   137,000
                                                         4,800   MEMC Electronic Materials, Inc. (a)                       340,320
                                                         4,000   Microchip Technology, Inc.                                130,920
                                                        15,826   Micron Technology, Inc. (a)                                94,481
                                                         4,708   National Semiconductor Corp.                               86,251
                                                         2,142   Novellus Systems, Inc. (a)                                 45,089
                                                        11,600   Nvidia Corp. (a)                                          229,564
                                                         4,138   Teradyne, Inc. (a)                                         51,394
                                                        27,571   Texas Instruments, Inc.                                   779,432
                                                         5,913   Xilinx, Inc.                                              140,434
                                                                                                                      ------------
                                                                                                                         5,976,115
                                                                                                                      ------------
SOFTWARE - 3.4%                                         12,060   Adobe Systems, Inc. (a)                                   429,215
                                                         4,852   Autodesk, Inc. (a)                                        152,741
                                                         4,101   BMC Software, Inc. (a)                                    133,365
                                                         8,246   CA, Inc.                                                  185,535
                                                         3,929   Citrix Systems, Inc. (a)                                  115,238
                                                         6,718   Compuware Corp. (a)                                        49,310
                                                         6,600   Electronic Arts, Inc. (a)                                 329,472
                                                         6,986   Intuit, Inc. (a)                                          188,692
                                                       168,686   Microsoft Corp.                                         4,787,309

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
                                                         6,782   Novell, Inc. (a)                                     $     42,659
                                                        83,385   Oracle Corp. (a)                                        1,631,011
                                                        18,130   Symantec Corp. (a)                                        301,321
                                                                                                                      ------------
                                                                                                                         8,345,868
                                                                                                                      ------------
SPECIALTY RETAIL - 1.6%                                  1,800   Abercrombie & Fitch Co. Class A                           131,652
                                                         2,883   AutoNation, Inc. (a)                                       43,159
                                                           908   AutoZone, Inc. (a)                                        103,358
                                                         5,548   Bed Bath & Beyond, Inc. (a)                               163,666
                                                         7,318   Best Buy Co., Inc.                                        303,404
                                                         3,300   GameStop Corp. Class A (a)                                170,643
                                                         9,703   The Gap, Inc.                                             190,955
                                                        35,359   Home Depot, Inc.                                          988,991
                                                         6,379   Limited Brands, Inc.                                      109,081
                                                        30,622   Lowe's Cos., Inc.                                         702,469
                                                         5,640   Office Depot, Inc. (a)                                     62,322
                                                         1,379   OfficeMax, Inc.                                            26,394
                                                         2,783   RadioShack Corp.                                           45,224
                                                         2,166   The Sherwin-Williams Co.                                  110,553
                                                        14,792   Staples, Inc.                                             327,051
                                                         9,156   TJX Cos., Inc.                                            302,789
                                                         2,647   Tiffany & Co.                                             110,750
                                                                                                                      ------------
                                                                                                                         3,892,461
                                                                                                                      ------------
TEXTILES, APPAREL &                                      7,700   Coach, Inc. (a)                                           232,155
LUXURY GOODS - 0.4%                                      2,300   Jones Apparel Group, Inc.                                  30,866
                                                         2,208   Liz Claiborne, Inc.                                        40,075
                                                         8,034   Nike, Inc. Class B                                        546,312
                                                         1,200   Polo Ralph Lauren Corp.                                    69,948
                                                         1,808   VF Corp.                                                  140,138
                                                                                                                      ------------
                                                                                                                         1,059,494
                                                                                                                      ------------
THRIFTS & MORTGAGE FINANCE - 0.6%                       11,658   Countrywide Financial Corp. (d)                            64,119
                                                        20,434   Fannie Mae                                                537,823
                                                        13,850   Freddie Mac                                               350,682
                                                        10,900   Hudson City Bancorp, Inc.                                 192,712
                                                         1,467   MGIC Investment Corp.                                      15,448
                                                         7,480   Sovereign Bancorp, Inc.                                    69,714
                                                        18,151   Washington Mutual, Inc. (d)                               186,955
                                                                                                                      ------------
                                                                                                                         1,417,453
                                                                                                                      ------------
TOBACCO - 1.5%                                          44,389   Altria Group, Inc.
                                                                                                                           985,436
                                                        44,389   Philip Morris International, Inc. (a)                   2,245,196
                                                         3,600   Reynolds American, Inc.                                   212,508
                                                         3,199   UST, Inc.                                                 174,409
                                                                                                                      ------------
                                                                                                                         3,617,549
                                                                                                                      ------------
TRADING COMPANIES &                                      1,421   W.W. Grainger, Inc.                                       108,550
DISTRIBUTORS - 0.0%

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
--------------------------------------------------  ----------   ---------------------------------------------------  ------------
WIRELESS TELECOMMUNICATION                               8,500   American Tower Corp. Class A (a)                     $    333,285
SERVICES - 0.3%                                         59,491   Sprint Nextel Corp.                                       397,995
                                                                                                                      ------------
                                                                                                                           731,280
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS
                                                                 (COST - $141,426,232) - 99.3%                         242,584,342
                                                                                                                      ------------

                                                    BENEFICIAL
                                                     INTEREST
                                                       (000)     SHORT-TERM SECURITIES
                                                    ----------   ---------------------------------------------------
                                                    $    1,271   BlackRock Liquidity Series, LLC
                                                                 Cash Sweep Series, 2.92% (b)(e)                         1,270,980
                                                         1,890   BlackRock Liquidity Series, LLC
                                                                 Money Market Series, 3.10% (b)(e)(f)                    1,890,050
                                                                                                                      ------------
                                                                 TOTAL SHORT-TERM SECURITIES
                                                                 (COST - $3,161,030) - 1.3%                              3,161,030
                                                                                                                      ------------
                                                                 TOTAL INVESTMENTS
                                                                 (COST - $144,587,262*) - 100.6%                       245,745,372
                                                                                                                      ------------
                                                                 LIABILITIES IN EXCESS
                                                                 OF OTHER ASSETS - (0.6%)                               (1,356,930)
                                                                                                                      ------------
                                                                 NET ASSETS - 100.0%                                  $244,388,442
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $151,821,290
                                ------------
Gross unrealized appreciation   $104,269,181
Gross unrealized depreciation    (10,345,099)
                                ------------
Net unrealized appreciation     $ 93,924,082
                                ============

(a)  Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                          PURCHASE        SALE         REALIZED    INTEREST/DIVIDEND
AFFILIATE                                   COST          COST       GAIN (LOSS)         INCOME
---------                                ----------   -----------    -----------   -----------------
BlackRock Liquidity Series, LLC
   Cash Sweep Series                             --   $12,000,235**         --          $20,056
BlackRock Liquidity Series, LLC
   Money Market Series                   $1,024,550*           --           --          $ 9,796
Merrill Lynch & Co., Inc.                $  121,802   $    34,656      $17,547          $ 6,363
The PNC Financial Services Group, Inc.           --   $    35,793      $(3,645)         $ 4,765

*    Represents net purchase cost.

**   Represents net sale cost.

(c) All, or a portion of, security held as collateral in connection with open financial futures contracts.

(d)  Security, or a portion of security, is on loan.

(e)  Represents the current yield as of report date.

(f)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK S&P 500 INDEX V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

- Financial futures contracts purchased as of March 31, 2008, were as follows:

                                           FACE
                            EXPIRATION    AMOUNT    UNREALIZED
CONTRACTS       ISSUE          DATE       (000)    APPRECIATION
---------   -------------   ----------   -------   ------------
    46      S&P 500 Index    June 2008   $15,163      $63,148

BlackRock Variable Series Funds, Inc. - BlackRock S&P 500 Index V.I. Fund

- Effective January 1, 2008, the BlackRock S&P 500 Index V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 - price quotations in active markets/exchanges for identical securities

     - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

     - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS     SECURITIES       INSTRUMENTS*
----------------   --------------   ---------------
Level 1             $242,584,342        $63,148
Level 2                3,161,030              0
Level 3                        0              0
                    ------------        -------
TOTAL               $245,745,372        $63,148
                    ============        =======

* Other financial instruments are derivative instruments, such as financial futures contracts.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
                                                     (000)      ASSET-BACKED SECURITIES                                   VALUE
                                                 -------------  ----------------------------------------------------  ------------
                                                 USD       122  ACE Securities Corp. Series 2003-OP1 Class A2,
                                                                3.255%, 12/25/33 (a)                                  $    117,049
                                                         2,000  ACE Securities Corp. Series 2005-ASP1 Class M1,
                                                                3.575%, 9/25/35 (a)                                      1,194,240
                                                           931  ACE Securities Corp. Series 2005-HE6 Class A2B,
                                                                3.095%, 10/25/35 (a)(b)                                    926,594
                                                         1,800  Ameriquest Mortgage Securities, Inc. Series 2003-7
                                                                Class M1, 3.745%, 8/25/33 (a)                            1,423,665
                                                           732  Bear Stearns Asset Backed Securities Trust Series
                                                                2005-4 Class A, 3.225%, 1/25/36 (a)                        677,796
                                                         3,053  Bear Stearns Asset Backed Securities Trust
                                                                Series 2005-HE10 Class A2, 3.185%, 11/25/35 (a)          2,927,387
                                                         2,000  Bear Stearns Asset Backed Securities Trust
                                                                Series 2005-SD1 Class 1A2, 3.195%, 7/25/27 (a)           1,916,250
                                                         1,581  Bear Stearns Asset Backed Securities Trust
                                                                Series 2006-HE8 Class 1A1, 2.965%, 10/25/36 (a)          1,547,479
                                                           900  Capital Auto Receivables Asset Trust Series 2004-2
                                                                Class D, 5.82%, 5/15/12 (c)                                902,834
                                                           397  Countrywide Asset Backed Certificates Series 2003-2
                                                                Class M1, 3.936%, 6/26/33 (a)                              249,898
                                                           172  Countrywide Asset Backed Certificates Series
                                                                2003-BC3 Class A2, 3.515%, 9/25/33 (a)                     159,443
                                                           370  Countrywide Asset Backed Certificates Series 2004-5
                                                                Class A, 3.345%, 10/25/34 (a)                              341,399
                                                         1,600  Countrywide Asset Backed Certificates Series 2004-5
                                                                Class M2, 3.565%, 7/25/34 (a)                            1,412,984
                                                         1,750  Countrywide Asset Backed Certificates Series 2004-13
                                                                Class AF4, 4.583%, 1/25/33 (a)                           1,751,173
                                                         1,675  Countrywide Asset Backed Certificates Series 2004-13
                                                                Class MF1, 0.071%, 12/25/34 (a)                          1,429,574
                                                         2,689  Countrywide Asset Backed Certificates Series 2007-1
                                                                Class 2A1, 2.945%, 7/25/37 (a)                           2,527,397
                                                         3,325  Daimler Chrysler Auto Trust Series 2006-D Class A3,
                                                                4.98%, 2/08/11                                           3,365,060
                                                         2,800  Equifirst Mortgage Loan Trust Series 2004-2
                                                                Class M1, 3.445%, 7/25/34 (a)                            2,240,000
                                                         2,433  First Franklin Mortgage Loan Asset Backed
                                                                Certificates Series 2005-FF10 Class A6, 3.245%,
                                                                11/25/35 (a)                                             2,321,344
                                                           415  Fremont Home Loan Trust Series 2005-E Class 2A2,
                                                                3.065%, 1/25/36 (a)                                        411,086
                                                           168  Home Equity Asset Trust Series 2005-1 Class A2,
                                                                3.175%, 5/25/35 (a)                                         99,651

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
                                                     (000)      ASSET-BACKED SECURITIES                                   VALUE
                                                 -------------  ----------------------------------------------------  ------------
                                                 USD        90  Home Equity Asset Trust Series 2005-3 Class 1A2,
                                                                3.145%, 8/25/35 (a)                                   $     60,021
                                                         3,500  Honda Auto Receivables Owner Trust Series 2006-3
                                                                Class A3, 5.12%, 10/15/10                                3,541,851
                                                         2,623  IXIS Real Estate Capital Trust Series 2007-HE1
                                                                Class A1, 2.955%, 5/25/37 (a)                            2,432,066
                                                           507  Irwin Home Equity Corp. Series 2005-C Class 1A1,
                                                                3.155%, 4/25/30 (a)                                        456,096
                                                         1,303  JPMorgan Mortgage Acquisition Corp. Series 2006-HE3
                                                                Class A2, 2.965%, 11/25/36 (a)                           1,264,060
                                                         1,106  Lehman XS Trust Series 2005-5N Class 3A2,
                                                                3.255%, 11/25/35 (a)                                       717,155
                                                           155  Morgan Stanley ABS Capital I Series 2005-HE1
                                                                Class A2MZ, 3.195%, 12/25/34 (a)                           131,053
                                                             9  Morgan Stanley ABS Capital I Series 2005-NC2
                                                                Class A2MZ, 3.145%, 3/25/35 (a)                              8,173
                                                         1,856  Morgan Stanley ABS Capital I Series 2007-NC1
                                                                Class A2A, 2.945%, 11/25/36 (a)                          1,793,836
                                                           592  Nationstar Home Equity Loan Trust Series 2006-B
                                                                Class AV1, 2.965%, 9/25/36 (a)                             583,930
                                                           523  New Century Home Equity Loan Trust Series 2005-2
                                                                Class A2MZ, 3.155%, 6/25/35 (a)                            484,704
                                                           551  Option One Mortgage Loan Trust Series 2003-4
                                                                Class A2, 3.215%, 7/25/33 (a)                              461,867
                                                           150  Park Place Securities, Inc. Series 2005-WCH1
                                                                Class A1B, 3.195%, 1/25/35 (a)                             134,244
                                                           131  Park Place Securities, Inc. Series 2005-WCH1
                                                                Class A3D, 3.235%, 1/25/35 (a)                             115,830
                                                           750  Popular ABS Mortgage Pass-Through Trust
                                                                Series 2005-1 Class M2, 5.507%, 5/25/35                    375,000
                                                         2,416  RAAC Series 2005-SP2 Class 2A, 3.195%, 6/25/44 (a)       1,811,941
                                                           658  Residential Asset Mortgage Products, Inc. Series
                                                                2005-RS3 Class AI2, 3.065%, 3/25/35 (a)                    583,406
                                                           322  Residential Asset Securities Corp. Series 2003-KS5
                                                                Class AIIB, 3.475%, 7/25/33 (a)                            305,350
                                                         1,936  SLM Student Loan Trust Series 2002-1 Class A2,
                                                                3.03%, 4/25/17 (a)                                       1,923,225
                                                         4,500  Soundview Home Equity Loan Trust Series 2005-OPT3
                                                                Class A4, 3.195%, 11/25/35 (a)                           4,177,969
                                                           721  Structured Asset Securities Corp. Series 2004-23XS
                                                                Class 2A1, 3.195%, 1/25/35 (a)                             712,491
                                                         2,850  USAA Auto Owner Trust Series 2005-3 Class A4,
                                                                4.63%, 5/15/12                                           2,882,120

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
                                                     (000)      ASSET-BACKED SECURITIES                                   VALUE
                                                 -------------  ----------------------------------------------------  ------------
                                                 USD     3,050  USAA Auto Owner Trust Series 2006-4 Class A3,
                                                                5.01%, 6/15/11                                        $  3,090,140
                                                         2,825  USAA Auto Owner Trust Series 2006-4 Class A4,
                                                                4.98%, 10/15/12                                          2,893,868
                                                                                                                      ------------
                                                                TOTAL ASSET-BACKED SECURITIES
                                                                (COST - $63,672,000) - 17.9%                            58,882,699
                                                                                                                      ------------
                                                                U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                         4,421  U.S. Treasury Inflation Indexed Bonds, 1.625%,           4,689,453
                                                                1/15/15 (d)
                                                           672  U.S. Treasury Inflation Indexed Bonds, 2.375%,             730,926
                                                                1/15/25
                                                         9,175  U.S. Treasury Notes, 2.75%, 2/28/13                      9,301,156
                                                         6,875  U.S. Treasury Notes, 3.50%, 2/15/18                      6,914,744
                                                         1,775  U.S. Treasury Notes, 4.375%, 2/15/38                     1,796,078
                                                         1,975  U.S. Treasury Notes, 5%, 5/15/37                         2,209,377
                                                                                                                      ------------
                                                                TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
                                                                (COST - $25,300,966) - 7.8%                             25,641,734
                                                                                                                      ------------
                                                                U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
                                                                Fannie Mae Guaranteed Pass-Through Certificates:
                                                           261     4.00%, 11/01/20 - 3/01/22                               255,154
                                                         9,500     4.50%, 4/15/23 (e)                                    9,446,563
                                                        14,558     5.00%, 9/01/35 - 4/15/38 (e)                         14,407,997
                                                        73,100     5.50%, 9/01/35 - 4/15/38 (e)                         73,833,663
                                                        18,202     6.00%, 2/01/17 - 4/15/38 (e)                         18,691,056
                                                        25,680     6.50%, 10/01/22 - 5/15/38 (e)(d)                     26,622,091
                                                                Freddie Mac Mortgage Participation Certificates:
                                                         3,400     5.00%, 4/15/38 (e)                                    3,366,000
                                                            39     5.50%, 10/01/34                                          40,290
                                                         4,700     6.00%, 4/15/38 (e)                                    4,818,966
                                                           548     7.00%, 10/01/31 - 9/01/32                               581,215
                                                           142     7.50%, 5/01/32                                          153,687
                                                                Ginnie Mae MBS Certificates (e):
                                                         9,700     5.00%, 4/15/38 - 5/15/38                              9,686,974
                                                        25,189     5.50%, 3/20/36 - 4/15/38 (d)                         25,675,601
                                                        13,200     6.00%, 4/21/37 - 4/15/38                             13,613,813
                                                        18,827     6.50%, 4/15/32 - 4/15/38                             19,545,033
                                                                                                                      ------------
                                                                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                SECURITIES  (COST - $218,911,849) - 67.2%              220,738,103
                                                                                                                      ------------
                                                                U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -
                                                                COLLATERALIZED MORTGAGE OBLIGATIONS
                                                         3,642  Fannie Mae Trust Series 360 Class 2, 5%, 8/01/35 (f)       791,379
                                                         4,506  Fannie Mae Trust Series 378 Class 4, 5%, 7/01/36 (f)       989,785
                                                         2,413  Fannie Mae Trust Series 2003-9 Class DA,
                                                                4.50%, 12/25/16                                          2,443,761

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR       U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -
                                                     (000)      COLLATERALIZED MORTGAGE OBLIGATIONS                       VALUE
                                                 -------------  ----------------------------------------------------  ------------
                                                 USD       712  Fannie Mae Trust Series 2005-47 Class PA,
                                                                5.50%, 9/25/24                                        $    721,369
                                                         4,274  Fannie Mae Trust Series 2005-69 Class LE,
                                                                5.50%, 11/25/33                                          4,388,061
                                                         1,151  Fannie Mae Trust Series 2007-21 Class FC,                1,101,654
                                                                2.956%, 3/25/37 (a)
                                                         2,025  Fannie Mae Trust Series 2007-75 Class JF,                1,932,277
                                                                3.061%, 8/25/37 (a)
                                                         1,258  Freddie Mac Multiclass Certificates Series 3068
                                                                Class VA, 5.50%, 10/15/16                                1,297,872
                                                         3,538  Freddie Mac Multiclass Certificates Series 3087
                                                                Class VA, 5.50%, 3/15/15                                 3,680,324
                                                         2,115  Freddie Mac Multiclass Certificates Series 3137
                                                                Class XP, 6%, 4/15/36                                    2,205,588
                                                         1,548  Freddie Mac Multiclass Certificates Series 3295
                                                                Class FA, 3.218%, 3/15/37 (a)                            1,482,454
                                                         1,786  Freddie Mac Multiclass Certificates Series 3339
                                                                Class JF, 3.126%, 7/15/37 (a)                            1,702,023
                                                                                                                      ------------
                                                                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                SECURITIES - COLLATERALIZED MORTGAGE OBLIGATIONS
                                                                (COST - $22,269,287) -6.9%                              22,736,547
                                                                                                                      ------------
                                                                NON-U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
                                                                SECURITIES
COLLATERALIZED                                          10,977  Bear Stearns Adjustable Rate Mortgage Trust Series
MORTGAGE OBLIGATIONS                                            2005-4 Class 3A1, 5.368%, 8/25/35 (a)                   10,341,222
- 23.3%
                                                         3,469  Bear Stearns Adjustable Rate Mortgage Trust Series
                                                                2006-2 Class 2A1, 5.65%, 7/25/36 (a)                     3,351,746
                                                         6,475  Citigroup Mortgage Loan Trust, Inc. Series 2005-4
                                                                Class A, 5.343%, 8/25/35 (a)(c)                          5,800,496
                                                         2,522  Citimortgage Alternative Loan Trust Series 2007-A8
                                                                Class A1, 6%, 10/25/37                                   2,255,627
                                                           352  Countrywide Alternative Loan Trust Series 2006-01A0
                                                                Class 1A1, 5.036%, 8/25/46 (a)                             267,444
                                                         1,545  Countrywide Alternative Loan Trust Series 2006-OC10
                                                                Class 2A1, 2.985%, 11/25/36 (a)                          1,314,684
                                                         1,505  Countrywide Home Loan Mortgage Pass-Through Trust
                                                                Series 2007-16 Class A1, 6.50%, 10/25/37                 1,483,098

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR       NON-U.S. GOVERNMENT
                                                     (000)      AGENCY MORTGAGE-BACKED SECURITIES                         VALUE
                                                 -------------  ----------------------------------------------------  ------------
                                                 USD     1,740  Countrywide Home Loan Mortgage Pass-Through Trust
                                                                Series 2007-J3 Class A10, 6%, 7/25/37                 $  1,553,205
                                                           412  Countrywide Home Loans Series 2006-0A5 Class 2A1,
                                                                3.095%, 4/25/46 (a)                                        309,168
                                                           811  Countrywide Home Loans Series 2006-0A5 Class 3A1,
                                                                3.095%, 4/25/46 (a)                                        615,816
                                                           569  Credit Suisse Mortgage Capital Certificate Series
                                                                2006-8 Class 3A1, 6%, 10/25/21                             517,726
                                                         1,452  First Horizon Asset Securities, Inc. Series 2005-AR3
                                                                Class 3A1, 5.505%, 8/25/35 (a)                           1,366,602
                                                         6,580  GSR Mortgage Loan Trust Series 2005-AR4 Class 6A1,
                                                                5.25%, 7/25/35 (a)                                       6,350,609
                                                           724  Harborview Mortgage Loan Trust Series 2006-9 Class
                                                                2A1A, 3.01%, 11/19/36 (a)                                  551,029
                                                           541  Impac Secured Assets CMN Owner Trust Series 2004-3
                                                                Class 1A4, 3.295%, 11/25/34 (a)                            406,042
                                                         2,200  Impac Secured Assets CMN Owner Trust Series 2004-3
                                                                Class M1, 3.495%, 11/25/34 (a)                           2,143,900
                                                           241  JPMorgan Mortgage Trust Series 2006-S2
                                                                Class 2A2, 5.875%, 7/25/36                                 219,149
                                                           261  JPMorgan Mortgage Trust Series 2007-S1
                                                                Class 1A2, 5.50%, 3/25/22                                  235,344
                                                           682  Residential Accredit Loans, Inc. Series 2006-Q02
                                                                Class A1, 3.115%, 2/25/46 (a)                              517,767
                                                           471  Residential Accredit Loans, Inc. Series 2007-Q03
                                                                Class A1, 3.055%, 3/25/47 (a)                              385,042
                                                         3,013  Structured Adjustable Rate Mortgage Loan Trust
                                                                Series 2007-3 Class 2A1, 5.734%, 4/25/37 (a)             2,853,033
                                                           371  Structured Asset Securities Corp. Series 2005-GEL2
                                                                Class A, 3.175%, 4/25/35 (a)                               351,525
                                                         1,043  Structured Asset Securities Corp. Series 2005-OPT1
                                                                Class A4M, 3.245%, 11/25/35 (a)                            995,303
                                                         2,417  WaMu Mortgage Pass-Through Certificates Series
                                                                2006-AR18 Class 1A1, 5.346%, 1/25/37 (a)                 2,274,865
                                                         7,752  WaMu Mortgage Pass-Through Certificates Series
                                                                2007-HY3 Class 1A1, 5.666%, 3/25/37 (a)(c)               7,333,255
                                                         3,719  WaMu Mortgage Pass-Through Certificates Series
                                                                2007-HY3 Class 4A1, 5.348%, 3/25/37 (a)                  3,510,359
                                                           477  WaMu Mortgage Pass-Through Certificates Series
                                                                2007-0A4 Class 1A, 4.846%, 5/25/47 (a)                     405,148
                                                           818  WaMu Mortgage Pass-Through Certificates Series
                                                                2007-0A5 Class 1A, 4.826%, 6/25/47 (a)                     653,885

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR       NON-U.S. GOVERNMENT
                                                     (000)      AGENCY MORTGAGE-BACKED SECURITIES                         VALUE
                                                 -------------  ----------------------------------------------------  ------------
                                                 USD     2,716  Wells Fargo Mortgage Backed Securities Trust
                                                                Series 2005-AR10 Class 2A2, 4.11%, 6/25/35 (a)        $  2,507,588
                                                         4,254  Wells Fargo Mortgage Backed Securities Trust
                                                                Series 2005-AR15 Class 2A1, 5.111%, 9/25/35 (a)          3,983,205
                                                         2,582  Wells Fargo Mortgage Backed Securities Trust
                                                                Series 2006-AR2 Class 2A5, 5.108%, 3/25/36 (a)           2,474,032
                                                         3,262  Wells Fargo Mortgage Backed Securities Trust
                                                                Series 2006-AR3 Class A4, 5.702%, 3/25/36 (a)            3,050,835
                                                           400  Wells Fargo Mortgage Backed Securities Trust
                                                                Series 2006-AR4 Class 2A4, 5.774%, 4/25/36 (a)             353,616
                                                           800  Wells Fargo Mortgage Backed Securities Trust
                                                                Series 2006-AR12 Class 2A1, 6.101%, 9/25/36 (a)            753,135
                                                         3,906  Wells Fargo Mortgage Backed Securities Trust
                                                                Series 2006-AR15 Class A1, 5.655%, 10/25/36 (a)          3,635,885
                                                         1,265  Wells Fargo Mortgage Backed Securities Trust
                                                                Series2006-AR17 Class A1, 5.338%, 10/25/36 (a)           1,199,240
                                                                                                                      ------------
                                                                                                                        76,320,625
                                                                                                                      ------------
COMMERCIAL                                               2,800  Banc of America Commercial Mortgage, Inc.
MORTGAGE-BACKED                                                 Series 2003-2 Class A3, 4.873%, 3/11/41 (a)              2,724,726
SECURITIES - 23.2%                                       2,400  Banc of America Commercial Mortgage, Inc.
                                                                Series 2007-2 Class A4, 5.688%, 4/10/49 (a)              2,382,782
                                                         2,027  Bear Stearns Commercial Mortgage Securities
                                                                Series 1998-C1 Class A2, 6.44%, 6/16/30                  2,025,334
                                                         2,800  Bear Stearns Commercial Mortgage Securities
                                                                Series 2005-PWR8 Class A4, 4.674%, 6/11/41               2,701,242
                                                           450  Bear Stearns Commercial Mortgage Securities
                                                                Series 2007-PW18 Class A4, 5.70%, 10/11/17                 442,512
                                                         1,460  Bear Stearns Commercial Mortgage Securities
                                                                Series 2007-T26 Class A4, 5.471%, 1/12/45 (a)            1,421,974
                                                         1,207  CS First Boston Mortgage Securities Corp.
                                                                Series 2002-CP5 Class A1, 4.106%, 12/15/35               1,166,085
                                                         2,127  Capco America Securitization Corp. Series 1998-D7
                                                                Class A1B, 6.26%, 10/15/30                               2,130,650
                                                         2,368  Chase Commercial Mortgage Securities Corp.
                                                                Series 1999-2 Class A2, 7.198%, 1/15/32                  2,431,080
                                                           355  Citigroup Commercial Mortgage Trust
                                                                Series 2006-C5 Class A4, 5.431%, 10/15/49                  348,073
                                                           975  Citigroup Commercial Mortgage Trust
                                                                Series 2007-C6 Class AM, 5.889%, 12/10/49 (a)
                                                                                                                           889,886

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR       NON-U.S. GOVERNMENT
                                                     (000)      AGENCY MORTGAGE-BACKED SECURITIES                         VALUE
                                                 -------------  ----------------------------------------------------  ------------
                                                 USD     1,170  Citigroup/Deutsche Bank Commercial Mortgage
                                                                Series 2007-CD4 Class A4, 5.322%, 12/11/49            $  1,129,246
                                                           875  Citigroup/Deutsche Bank Commercial Mortgage Trust
                                                                Series 2007-CD5 Class A4, 5.886%, 11/15/44 (a)             873,872
                                                            84  DLJ Commercial Mortgage Corp. Series 1998-CG1
                                                                Class A1B, 6.41%, 6/10/31                                   84,102
                                                           494  First Union-Lehman Brothers-Bank of America
                                                                Series 1998-C2 Class A2, 6.56%, 11/18/35                   493,084
                                                         2,770  First Union National Bank Commercial Mortgage
                                                                Series 1999-C4 Class E, 7.939%, 12/15/31 (a)(c)          2,888,211
                                                         3,275  First Union National Bank Commercial Mortgage
                                                                Series 2001-C2 Class B, 6.819%, 1/12/43                  3,387,009
                                                         2,850  GS Mortgage Securities Corp. II Series 2006-GG6
                                                                Class A2, 5.506%, 4/10/38 (a)                            2,834,835
                                                           970  GS Mortgage Securities Corp. II Series 2007-GG10
                                                                Class A4, 5.993%, 8/10/45 (a)                              968,455
                                                         4,180  Greenwich Capital Commercial Funding Corp. Series
                                                                2004-GG1 Class A4, 4.755%, 6/10/36                       4,149,527
                                                         2,720  Greenwich Capital Commercial Funding Corp. Series
                                                                2004-GG1 Class A5, 4.883%, 6/10/36                       2,674,937
                                                           785  Greenwich Capital Commercial Funding Corp. Series
                                                                2005-GG5 Class AJ, 5.301%, 4/10/37 (a)                     692,380
                                                         4,250  Greenwich Capital Commercial Funding Corp. Series
                                                                2006-GG7 Class A4, 5.913%, 7/10/38 (a)                   4,338,112
                                                         2,735  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                                Series 2001-CIB2 Class A3, 6.429%, 4/15/35               2,800,577
                                                           350  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                                Series 2006-CB17 Class A4, 5.429%, 12/12/43                342,909
                                                         1,970  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                                Series 2007-C1 Class A4, 5.716%, 2/15/51                 1,940,604
                                                           950  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                                Series 2007-LD1 Class A2, 5.992%, 6/15/49 (a)              943,582
                                                           770  JPMorgan Chase Commercial Mortgage Securities Corp.
                                                                Series 2007-LD12 Class A2, 5.827%, 2/15/51                 761,761
                                                         2,603  LB-UBS Commercial Mortgage Trust Series 2000-C3
                                                                Class A2, 7.95%, 5/15/25 (a)                             2,709,906
                                                         2,950  LB-UBS Commercial Mortgage Trust Series 2005-C3
                                                                Class A5, 4.739%, 7/15/30                                2,860,650
                                                         1,915  LB-UBS Commercial Mortgage Trust Series 2006-C1
                                                                Class A4, 5.156%, 2/15/31                                1,864,242

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR       NON-U.S. GOVERNMENT
                                                     (000)      AGENCY MORTGAGE-BACKED SECURITIES                         VALUE
                                                 -------------  ----------------------------------------------------  ------------
                                                 USD     1,750  LB-UBS Commercial Mortgage Trust Series 2007-C2
                                                                Class A3, 5.43%, 2/15/40                              $  1,698,870
                                                         2,425  LB-UBS Commercial Mortgage Trust Series 2007-C6
                                                                Class A4, 5.858%, 7/15/40 (a)                            2,417,979
                                                         1,950  LB-UBS Commercial Mortgage Trust Series 2007-C7
                                                                Class A3, 5.866%, 9/15/45 (a)                            1,891,305
                                                         1,080  Morgan Stanley Capital I Series 2006-IQ12
                                                                Class A4, 5.332%, 12/15/43                               1,050,532
                                                           345  Morgan Stanley Capital I Series 2007-HQ12 Class A2,
                                                                5.633%, 4/12/49 (a)                                        340,214
                                                         1,190  Morgan Stanley Capital I Series 2007-IQ16 Class A4,
                                                                5.809%, 12/12/1949                                       1,179,773
                                                         2,398  Morgan Stanley Dean Witter Capital I Series
                                                                2000-LIFE Class A2, 7.57%, 11/15/36 (a)                  2,469,446
                                                         2,780  Mortgage Capital Funding, Inc. Series 1998-MC2 Class
                                                                B, 6.549%, 6/18/30                                       2,772,370
                                                         2,386  Salomon Brothers Mortgage Securities VII, Inc.
                                                                Series 2000-C1 Class A2, 7.52%, 12/18/09 (a)             2,451,613
                                                         2,480  Wachovia Bank Commercial Mortgage Trust Series
                                                                2005-C20 Class A6A, 5.11%, 7/15/42 (a)                   2,414,378
                                                                                                                      ------------
                                                                                                                        76,088,825
                                                                                                                      ------------
                                                                TOTAL NON-U.S. GOVERNMENT AGENCY
                                                                 MORTGAGE-BACKED SECURITIES
                                                                (COST - $157,299,661) - 46.5%                          152,409,450
                                                                                                                      ------------
INDUSTRY                                                        CORPORATE BONDS
AIR FREIGHT & LOGISTICS - 0.0%                              40  United Parcel Service, Inc., 6.20%, 1/15/38                 42,787
AIRLINES - 0.3%                                            446  American Airlines, Inc. Series 2003-1, 3.857%,             418,935
                                                                1/09/12
                                                           600  Continental Airlines, Inc. Series 2002-1, 6.563%,          621,000
                                                                8/15/13
                                                                                                                      ------------
                                                                                                                         1,039,935
                                                                                                                      ------------
BUILDING PRODUCTS - 0.1%                                   195  Momentive Performance Materials, Inc. Series WI,
                                                                10.125%, 12/01/14 (g)                                      169,650
CAPITAL MARKETS - 3.7%                                     505  The Bear Stearns Cos., Inc., 3.218%, 7/19/10 (a)           455,129
                                                         1,530  Credit Suisse Guernsey Ltd., 5.86% (a)(h)                1,296,107
                                                           585  Goldman Sachs Capital II, 5.793% (a)(h)                    389,669
                                                         2,550  The Goldman Sachs Group, Inc., 5.25%, 10/15/13           2,535,373
                                                         1,130  Lehman Brothers Holdings, Inc., 6%, 7/19/12              1,115,318
                                                         1,025  Lehman Brothers Holdings, Inc., 6.75%, 12/28/17            985,348
                                                           555  Lehman Brothers Holdings, Inc. Series MTN, 7%,             513,003
                                                                9/27/27
                                                         2,000  Morgan Stanley, 6.25%, 8/28/17                           1,989,096
                                                         1,305  Morgan Stanley Series F, 5.55%, 4/27/17                  1,227,243
                                                         1,685  UBS AG Series DPNT, 5.875%, 12/20/17                     1,722,285
                                                                                                                      ------------
                                                                                                                        12,228,571
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
INDUSTRY                                             (000)       CORPORATE BONDS                                         VALUE
--------                                         -------------   ---------------                                     -------------
COMMERCIAL BANKS - 1.6%                          USD       500   Barclays Bank Plc, 7.434% (a)(c)(h)                 $     452,040
                                                         1,250   Barclays Bank Plc, 8.55% (a)(c)(h)                      1,307,060
                                                           810   Corporacion Andina de Fomento, 6.875%, 3/15/12            871,064
                                                         1,100   Royal Bank of Scotland Group Plc Series MTN,
                                                                 7.64% (a)(h)
                                                                                                                           947,309
                                                         1,650   Wachovia Bank NA, 6.60%, 1/15/38                        1,528,761
                                                                                                                     -------------
                                                                                                                         5,106,234
                                                                                                                     -------------
COMPUTERS & PERIPHERALS - 0.3%                             785   International Business Machines Corp., 5.70%,
CONSUMER FINANCE - 0.5%                                          9/14/17                                                   822,335
                                                           665   FIA Card Services NA, 4.625%, 8/03/09                     673,776
                                                           625   SLM Corp., 5.40%, 10/25/11                                504,802
                                                           540   SLM Corp. Series A, 4%, 1/15/09                           486,230
                                                                                                                     -------------
                                                                                                                         1,664,808
                                                                                                                     -------------
DIVERSIFIED FINANCIAL                                      780   Bank of America Corp., 4.875%, 9/15/12                    791,358
SERVICES - 5.2%
                                                           600   Bank of America Corp., 6%, 9/01/17                        630,823
                                                         1,505   Bank of America Corp., 5.75%, 12/01/17                  1,557,439
                                                         1,265   Bank of America Corp. Series K, 8% (a)(b)(h)            1,266,518
                                                         1,910   Citigroup, Inc., 5.625%, 8/27/12 (b)                    1,891,089
                                                         1,110   Citigroup, Inc., 8.30%, 12/21/77 (a)                    1,093,766
                                                         4,125   General Electric Capital Corp., 5%, 11/15/11            4,248,786
                                                         1,115   General Electric Capital Corp., 6.15%, 8/07/37          1,113,383
                                                           875   General Electric Capital Corp., 6.375%,
                                                                 11/15/67 (a)                                              856,204
                                                         1,550   JPMorgan Chase Bank NA, 6%, 7/05/17                     1,619,389
                                                         2,175   JPMorgan Chase Capital XXV, 6.80%, 10/01/37             1,987,249
                                                                                                                     -------------
                                                                                                                        17,056,004
                                                                                                                     -------------
DIVERSIFIED                                              1,750   AT&T, Inc., 6.50%, 9/01/37                              1,731,086
TELECOMMUNICATION SERVICES - 0.6%                          280   Qwest Communications International, Inc., 7.50%,
                                                                 2/15/14                                                   263,200
                                                                                                                     -------------
                                                                                                                         1,994,286
                                                                                                                     -------------
ELECTRIC UTILITIES - 0.7%                                  675   Florida Power & Light Co., 5.95%, 2/01/38                 677,471
                                                           575   Nevada Power Co., 6.65%, 4/01/36                          541,534
                                                           780   Sierra Pacific Power Co., 6%, 5/15/16                     768,641
                                                           225   Southern California Edison Co. Series 08-A, 5.95%,
                                                                 2/01/38                                                   225,510
                                                                                                                     -------------
                                                                                                                         2,213,156
                                                                                                                     -------------
FOOD PRODUCTS - 0.4%                                     1,185   Kraft Foods, Inc., 6.50%, 8/11/17                       1,215,750
HEALTH CARE PROVIDERS & SERVICES - 0.1%                    540   UnitedHealth Group, Inc., 5.80%, 3/15/36                  445,073
HOTELS, RESTAURANTS & LEISURE - 0.2%                       800   Harrah's Operating Co., Inc., 10.75%, 2/01/18
                                                                 (c)(g)                                                    633,819

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
INDUSTRY                                             (000)       CORPORATE BONDS                                         VALUE
--------                                         -------------   ---------------                                     -------------
INDEPENDENT                                      USD       690   Texas Competitive Electric Holdings Co. LLC
POWER PRODUCERS                                                  Series B, 10.25%, 11/01/15 (c)                      $     687,413
& ENERGY TRADERS - 0.2%
INSURANCE - 1.2%                                           675   Chubb Corp., 6.375%, 3/29/67 (a)                          628,750
                                                           470   Lincoln National Corp., 7%, 5/17/66 (a)                   430,980
                                                           895   Metlife, Inc., 6.40%, 12/15/66                            711,203
                                                           650   Progressive Corp., 6.70%, 6/15/37 (a)                     578,904
                                                           345   Reinsurance Group of America, 6.75%, 12/15/65 (a)         302,652
                                                           830   The Travelers Cos., Inc., 6.25%, 3/15/67 (a)              732,080
                                                           530   ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)          478,290
                                                                                                                     -------------
                                                                                                                         3,862,859
                                                                                                                     -------------
MEDIA - 2.4%                                                90   CSC Holdings, Inc. Series B, 8.125%, 7/15/09               90,900
                                                         1,055   Comcast Corp., 6.50%, 1/15/17                           1,077,495
                                                           800   Comcast Corp., 6.45%, 3/15/37                             753,871
                                                           730   Comcast Corp., 6.95%, 8/15/37                             731,463
                                                           220   Idearc, Inc., 8%, 11/15/16                                142,450
                                                           330   News America Holdings, 9.25%, 2/01/13                     382,944
                                                           890   News America, Inc., 6.40%, 12/15/35                       863,762
                                                           555   News America, Inc., 6.75%, 1/09/38                        580,928
                                                           490   Rainbow National Services LLC, 10.375%, 9/01/14
                                                                 (c)                                                       519,400
                                                           850   Time Warner Cable, Inc., 5.85%, 5/01/17                   813,629
                                                         1,790   Time Warner Cos., Inc., 9.125%, 1/15/13                 2,006,092
                                                                                                                     -------------
                                                                                                                         7,962,934
                                                                                                                     -------------
METALS & MINING - 0.4%                                     205   Freeport-McMoRan Copper & Gold, Inc., 5.883%,             201,413
                                                                 4/01/15 (a)
                                                           315   Freeport-McMoRan Copper & Gold, Inc., 8.25%,
                                                                 4/01/15                                                   332,327
                                                           600   Freeport-McMoRan Copper & Gold, Inc., 8.375%,
                                                                 4/01/17                                                   636,750
                                                                                                                     -------------
                                                                                                                         1,170,490
                                                                                                                     -------------
MULTILINE RETAIL - 0.7%                                  2,175   Target Corp., 6%, 1/15/18                               2,226,480
OIL, GAS & CONSUMABLE FUELS - 1.3%                         675   Anadarko Petroleum Corp., 5.95%, 9/15/16                  698,050
                                                           290   Anadarko Petroleum Corp., 6.45%, 9/15/36                  295,324
                                                           680   Gazprom OAO, 7.288%, 8/16/37 (c)                          620,260
                                                           800   Midamerican Energy Holdings Co., 5.95%, 5/15/37           749,373
                                                           990   Northwest Pipeline Corp., 7%, 6/15/16                   1,051,875
                                                           295   Petrobras International Finance Co., 5.875%,
                                                                 3/01/18                                                   283,951
                                                           530   Sabine Pass LNG LP, 7.50%, 11/30/16                       511,450
                                                           135   Tennessee Gas Pipeline Co., 7%, 10/15/28                  134,514
                                                                                                                     -------------
                                                                                                                         4,344,797
                                                                                                                     -------------

PHARMACEUTICALS - 0.1%                                     270   Bristol-Myers Squibb Co., 5.875%, 11/15/36                261,096

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      PAR
                                                     (000)       CORPORATE BONDS                                         VALUE
                                                 -------------   ---------------                                     -------------
REAL ESTATE                                      USD       776   Nationwide Health Properties, Inc., 6.59%, 7/07/38  $     847,163
INVESTMENT TRUSTS
(REITS) - 0.3%
                                                                                                                     -------------
                                                                 TOTAL CORPORATE BONDS
                                                                 (COST - $67,963,465) - 20.3%                           65,995,640
                                                                                                                     -------------
                                                                 FOREIGN GOVERNMENT OBLIGATIONS
                                                 EUR       750   Bundesrepublik Deutschland Series 05, 4%, 1/04/37       1,081,231
                                                           550   Bundesrepublik Deutschland Series 07, 4.25%,
                                                                 7/04/39                                                   825,569
                                                 USD       596   Mexico Government International Bond, 6.375%,
                                                                 1/16/13                                                   654,706
                                                                                                                     -------------
                                                                 TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                                                                 (COST - $2,358,785) - 0.8%                              2,561,506
                                                                                                                     -------------
                                                                 PREFERRED SECURITIES
                                                                 CAPITAL TRUSTS
CAPITAL MARKETS - 0.0%                                     185   Lehman Brothers Holdings Capital Trust V,
                                                                 5.857% (a)(h)                                             117,013
COMMERCIAL BANKS - 0.6%                                    665   BAC Capital Trust VI, 5.625%, 3/08/35 (a)                 558,319
                                                         1,375   Wachovia Corp. Series K, 7.98% (a)(h)                   1,350,938
                                                                                                                     -------------
                                                                                                                         1,909,257
                                                                                                                     -------------
                                                                 TOTAL CAPITAL TRUSTS                                    2,026,270
                                                                 (COST - $2,219,953) - 0.6%
                                                     SHARES      PREFERRED STOCKS
COMMERCIAL BANKS - 0.4%                                 60,000   Wachovia Corp. Series J, 8%                             1,482,000
DIVERSIFIED FINANCIAL                                   23,500   Citigroup, Inc. Series AA, 8.125%                         564,940
SERVICES - 0.2%
THRIFTS & MORTGAGE                                      60,550   Fannie Mae, 8.25%                                       1,456,228
FINANCE - 0.7%
                                                        37,600   Freddie Mac Series Z, 8.375%                              917,440
                                                                                                                     -------------
                                                                                                                         2,373,668
                                                                                                                     -------------
                                                                 TOTAL PREFERRED STOCKS
                                                                 (COST - $4,541,250) - 1.3%                              4,420,608
                                                                                                                     -------------
                                                                 TOTAL PREFERRED SECURITIES
                                                                 (COST - $6,761,203) - 1.9%                              6,446,878
                                                                                                                     -------------

                                                   BENEFICIAL
                                                    INTEREST
                                                     (000)       SHORT-TERM SECURITIES
                                                 -------------   ---------------------
                                                         5,600   Federal Home Loan Bank, 1.50%, 4/01/08                  5,600,000

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                   BENEFICIAL
                                                    INTEREST
                                                     (000)       SHORT-TERM SECURITIES                                   VALUE
                                                 -------------   ---------------------                               -------------
MEDIUM-TERM                                      USD       385   SLM Corp., 3.531%, 1/26/09 (a)                      $     344,714
NOTES - 1.8%
                                                                                                                     -------------
                                                 TOTAL SHORT-TERM SECURITIES
                                                 (COST - $5,968,958) - 1.8%                                              5,944,714
                                                                                                                     -------------

                                                  CONTRACTS**    OPTIONS PURCHASED (I)
                                                 -------------   ---------------------
CALL OPTIONS                                                 5   Receive a fixed rate of 4.54386% and pay a
                                                                 floating rate based on 3-month USD LIBOR, expiring
                                                                 March 2009, Broker Credit Suisse International            164,770
                                                             6   Receive a fixed rate of 5.338% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring February
                                                                 2011, Broker JPMorgan Chase                               456,391
                                                             8   Receive a fixed rate of 5.345% and pay a floating
                                                                 rate based on 3-month USD LIBOR, expiring November
                                                                 2009, Broker Lehman Brothers Special Financing            653,310
                                                             3   Receive a fixed rate of 5.365% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring February
                                                                 2011, Broker JPMorgan Chase                               221,235
                                                            20   Receive a fixed rate of 5.525% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring May 2012,
                                                                 Broker Citibank , NA                                    1,468,005
                                                            19   Receive a fixed rate of 5.705% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring May 2012,
                                                                 Broker Deutsche Bank AG                                 1,506,211
                                                            12   Receive a fixed rate of 5.78% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring August 2010,
                                                                 Broker Deutsche Bank AG                                 1,231,898
                                                             8   Receive a fixed rate of 6.025% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring June 2012,
                                                                 Broker Lehman Brothers Special Financing                  728,406
                                                            12   Receive a fixed rate of 6.075% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring July 2012,
                                                                 Broker Lehman Brothers Special Financing                1,082,232
                                                                                                                     -------------
                                                                                                                         7,512,458
                                                                                                                     -------------
PUT  OPTIONS                                                 5   Pay a fixed rate of 4.54386% and receive a
                                                                 floating rate based on 3-month LIBOR, expiring
                                                                 March 2009, Broker Credit Suisse International            226,965
                                                             6   Pay a fixed rate of 5.338% and receive a floating
                                                                 rate based on 3-month LIBOR, expiring February
                                                                 2011, Broker JPMorgan Chase                               261,385
                                                             8   Pay a fixed rate of 5.345% and received a floating
                                                                 rate based 3-month USD LIBOR, expiring November
                                                                 2009, Broker Lehman Brothers Special Financing            211,098

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                  CONTRACTS**    OPTIONS PURCHASED (I)                                   VALUE
                                                 -------------   ---------------------                               -------------
                                                             3   Pay a fixed rate of 5.365% and receive a floating
                                                                 rate based on 3-month LIBOR, expiring February
                                                                 2011, Broker JPMorgan Chase                         $     122,121
                                                            20   Pay a fixed rate of 5.525% and receive a floating
                                                                 rate based on 3-month LIBOR, expiring May 2012,
                                                                 Broker Citibank, NA                                       899,891
                                                            19   Pay a fixed rate of 5.705% and receive a floating
                                                                 rate based on 3-month LIBOR, expiring May 2012,
                                                                 Broker Deutsche Bank AG                                   762,813
                                                            12   Pay a fixed rate of 5.78% and receive a floating
                                                                 rate based 3-month LIBOR, expiring August 2010,
                                                                 Broker Deutsche Bank AG                                   299,977
                                                             8   Pay a fixed rate of 6.025% and receive a floating
                                                                 rate based on 3-month LIBOR, expiring June 2012,
                                                                 Broker Lehman Brothers Special Financing                  263,272
                                                            12   Pay a fixed rate of 6.075% and receive a floating
                                                                 rate based 3-month LIBOR, expiring July 2012,
                                                                 Broker Lehman Brothers Special Financing                  374,820
                                                                                                                     -------------
                                                                                                                         3,422,342
                                                                                                                     -------------
                                                                 TOTAL OPTIONS PURCHASED
                                                                 (PREMIUMS PAID - $7,778,021) - 3.3%                    10,934,800
                                                                                                                     -------------
                                                                 TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS AND
                                                                 OPTIONS WRITTEN
                                                                 (COST - $578,284,195*) - 174.4%                       572,292,071
                                                                                                                     -------------

                                                      PAR
                                                     (000)       TBA SALES COMMITMENTS
                                                 -------------   ---------------------
                                                 USD    (2,000)  Fannie Mae Guaranteed Pass-Through Certificates,
                                                                 5.00%,  9/01/35 - 4/15/38                              (1,981,044)
                                                       (17,200)  Fannie Mae Guaranteed Pass-Through Certificates,
                                                                 6.00%,  2/01/17 - 4/15/38                             (17,665,174)
                                                       (46,200)  Fannie Mae Guaranteed Pass-Through Certificates,
                                                                 5.50%, 4/15/23 - 4/15/38                              (46,677,154)
                                                        (4,700)  Freddie Mac Mortgage Participation Certificates,
                                                                 6.00%, 4/15/38                                         (4,822,966)
                                                        (3,700)  Ginnie Mae MBS Certificates, 6.00%, 4/21/37 -
                                                                 4/15/38                                               (3,823,273)
                                                       (19,000)  Ginnie Mae MBS Certificates, 5.50%, 3/20/36 -
                                                                 4/15/38                                               (19,326,610)
                                                        (2,300)  Ginnie Mae MBS Certificates, 6.50%, 4/15/32 -
                                                                 4/15/38                                                (2,385,537)
                                                                                                                     -------------
                                                                 TOTAL TBA SALE COMMITMENTS
                                                                 (PROCEEDS RECEIVED - $95,518,910) - (29.5%)           (96,681,758)
                                                                                                                     -------------

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                  CONTRACTS**    OPTIONS WRITTEN (I)                                     VALUE
                                                 -------------   -------------------                                 -------------
CALL OPTIONS WRITTEN                                        15   Pay a fixed rate of 5.025% and receive a floating
                                                                 rate based on 3-month USD LIBOR, expiring November
                                                                 2010, Broker Union Bank of Switzerland, AG          $    (816,510)
                                                             4   Pay a fixed rate of 5.40% and receive a floating
                                                                 rate based on 3-month USD LIBOR, expiring December
                                                                 2010, Broker Union Bank of Switzerland, AG               (335,131)
                                                            22   Pay a fixed rate of 5.56% and receive a floating
                                                                 rate based on 3-month LIBOR, expiring October
                                                                 2012, Broker Union Bank of Switzerland, AG             (1,797,192)
                                                             5   Pay a fixed rate of 5.74% and receive a floating
                                                                 rate based on 3-month LIBOR, expiring October
                                                                 2012, Broker JPMorgan Chase                              (456,253)
                                                            10   Pay a fixed rated of 4.87% and receive a floating
                                                                 rate based on 3-month USD LIBOR, expiring February
                                                                 2010, Broker Deutsche Bank AG                            (557,900)
                                                             3   Pay a fixed rated of 5.46% and receive a floating
                                                                 rate based on 3-month LIBOR, expiring August 2008,
                                                                 Broker JPMorgan Chase                                    (372,921)
                                                                                                                     -------------
                                                                                                                        (4,335,907)
                                                                                                                     -------------
PUT OPTIONS WRITTEN                                         10   Receive a fixed rate of 4.87% and pay a floating
                                                                 rate based on 3-month LIBOR expiring  February
                                                                 2010, Broker Union Bank of Switzerland, AG               (412,710)
                                                            15   Receive a fixed rate of 5.025% and pay a floating
                                                                 rate based on 3-month USD LIBOR, expiring November
                                                                 2010, Broker Union Bank of Switzerland, AG               (680,805)
                                                             4   Receive a fixed rate of 5.40% and pay a floating
                                                                 rate based on 3-month USD LIBOR, expiring December
                                                                 2010, Broker Union Bank of Switzerland, AG               (162,557)
                                                            22   Receive a fixed rate of 5.56% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring October 2012,
                                                                 Broker Union Bank of Switzerland, AG                     (633,826)
                                                             3   Receive a fixed rated of 5.46% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring August 2008,
                                                                 Broker JPMorgan Chase                                     (10,903)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                  CONTRACTS**    OPTIONS WRITTEN                                         VALUE
                                                 -------------   ---------------                                     -------------
                                                             5   Receive a fixed rte of 5.74% and pay a floating
                                                                 rate based on 3-month LIBOR, expiring October
                                                                 2012, Broker JPMorgan Chase                         $    (234,053)
                                                                                                                     -------------
                                                                                                                        (2,134,854)
                                                                                                                     -------------
                                                                 TOTAL OPTIONS WRITTEN
                                                                 (PREMIUMS RECEIVED $5,215,520) - (2.0%)                (6,470,761)
                                                                                                                     -------------
                                                                 TOTAL INVESTMENTS, NET OF TBA SALE COMMITMENTS AND
                                                                 OPTIONS WRITTEN
                                                                 (COST - $477,549,765) - 142.9%                        469,139,552
                                                                 LIABILITIES IN EXCESS OF OTHER ASSETS - (42.9%)      (140,901,339)
                                                                                                                     -------------
                                                                 NET ASSETS - 100.0%                                 $ 328,238,213
                                                                                                                     =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $579,031,641
                                ============
Gross unrealized appreciation   $  8,115,541
Gross unrealized depreciation    (14,855,111)
                                ------------
Net unrealized depreciation     $ (6,739,570)
                                ============

**   One contract represents notional amount of $1,000,000.

(a)  Floating rate security. Rate shown is as of report date.

(b) All, or a portion of, security held as collateral in connection with open financial futures contracts.

(c) Security exempt from registration under Rule 144 A of the Sec of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicative these securities are not considered to be illiquid.

(d) All or a portion of security held as collateral in connection with open reverse repurchase agreements. Reverse repurchase agreements outstanding as of March 31, 2008 were as:

                   INTEREST    TRADE    MATURITY   NET CLOSING
COUNTERPARTY         RATE       DATE      DATE        AMOUNT     FACE AMOUNT
------------       --------   -------   --------   -----------   -----------
Lehman Brothers
   International     2.00%    3/12/08    4/10/08   $ 2,361,298   $ 2,357,500
Lehman Brothers
   International     3.00%    3/12/08    4/14/08   $17,717,590   $17,669,000

(e) Represents or includes a "to-be-announced" transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(f) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

(h) The security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or final payment may be deferred at the issuers option for a specified time without default.

(i) This European style swaption which can be exercised only on the expiration date, represents a standby commitment whereby the vendor of the option is obligated to enter a pre determined interest are swap contract upon exercise of swaption.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

-    Financial futures contracts purchased as of March 31, 2008 were as follows:

                                                                          UNREALIZED
                                            EXPIRATION        FACE       APPRECIATION
CONTRACTS               ISSUE                 DATE           VALUE      (DEPRECIATION)
---------               -----             -------------   -----------   --------------
    34               Euro BOBL            June 2008       $ 5,989,405      $(64,191)
    53           Euro Bond Futures        December 2008   $ 9,778,298       (73,778)
    53          Euro Dollar Futures       December 2008   $12,940,222        23,578
    88          Euro Dollar Futures       June 2009       $21,408,757        69,843
   217       2 -Year U.S. Treasury Bond   June 2008       $48,525,365        55,041
   543      10 -Year U.S. Treasury Bond   June 2008       $63,687,144       904,403
                                                                           --------
TOTAL UNREALIZED APPRECIATION - NET                                        $914,896
                                                                           ========

-    Financial futures contracts sold as of March 31, 2008 were as follows:

                                            EXPIRATION        FACE         UNREALIZED
CONTRACTS               ISSUE                  DATE           VALUE       DEPRECIATION
---------               -----             -------------   ------------   -------------
     88             Euro Dollar           June 2010       $ 21,228,372     $ (51,128)
    119     30 -Year U.S. Treasury Bond   June 2008       $ 14,115,414       (21,414)
  1,132      5- Year U.S. Treasury Bond   June 2008       $128,952,708      (360,604)
                                                                           ---------
TOTAL UNREALIZED DEPRECIATION                                              $(433,146)
                                                                           =========

-    Forward foreign exchange contracts as of March 31, 2008 were as follows:

                                                     UNREALIZED
                                      SETTLEMENT    APPRECIATION
CURRENCY PURCHASED    CURRENCY SOLD      DATE      (DEPRECIATION)
------------------   --------------   ----------   --------------
JPY    381,318,440   USD  3,508,441     4/11/08       $319,712
USD         80,136   EUR     54,663     4/23/08         (6,097)
USD        821,612   EUR    567,500     4/23/08        (73,637)
                                                      --------
TOTAL UNREALIZED APPRECIATION ON FORWARD FOREIGN
   EXCHANGE CONTRACTS - NET                           $239,978
                                                      ========

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

-    Swaps outstanding as of March 31, 2008 were as follows:

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                        (000)     (DEPRECIATION)
                                                      ---------   --------------
Sold credit default protection on Comcast Cable
Communications, Inc. and receive 1.15%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2008                                $   1,980   $        6,261

Receive a fixed rate of 3.401% and pay 3.875% on
Treasury Inflation Protected Securities (TIPS)
adjusted principal
Broker, JPMorgan Chase
Expires January 2009                                  $   4,062          (78,367)

Receive a fixed rate of 4.7775% and pay a floating
rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires August 2009                                   $  17,700          585,543

Receive a fixed rate of 5.2725% and pay a
floating rate based on 3-month LIBOR
Broker, Citibank NA
Expires October 2009                                  $  14,000          615,357

Bought credit default protection on Sara Lee Corp.
and pay 0.57%
Broker, Lehman Brothers Special Financing
Expires December 2010                                 $   1,395              829

Bought credit default protection on RadioShack
Corp. and pay 1.16%
Broker, UBS Warburg
Expires December 2010                                 $   1,355           10,110

Bought credit default protection on Limited Brands,
Inc. and pay 1.065%
Broker, UBS Warburg
Expires December 2010                                 $   1,355           69,297

Receive a fixed rate of 4.17% and pay 3.50% on
Treasury Inflation Protected Securities (TIPS)
adjusted principal
Broker, Morgan Stanley Capital Services Inc.
Expires January 2011                                  $   3,500         (225,777)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                        (000)     (DEPRECIATION)
                                                      ---------   --------------
Sold credit default protection on SLM Corp. and
receive 5.10%
Broker, Lehman Brothers Special Financing
Expires March 2011                                    $   1,455   $     (136,278)

Bought credit default protection on Sara Lee Corp.
and pay 0.604%
Broker, JPMorgan Chase
Expires March 2011                                    $   1,225              681

Bought credit default protection on Limited Brands,
Inc. and pay 0.73%
Broker, Lehman Brothers Special Financing
Expires March 2011                                    $   1,225           81,882

Bought credit default protection on Computer
Sciences Corp. and pay 0.88%
Broker, Morgan Stanley Capital Services Inc.
Expire June 2011                                      $   1,185            3,234

Receive a fixed rate of 5.035% and pay a floating
rate based on 3-month LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires November 2011                                 $  13,000          919,475

Receive a fixed rate of 4.867% and pay a floating
rate based on 3-month USD LIBOR
Broker, UBS Warburg
Expires October 2012                                  $   9,200          630,248

Pay a fixed rate of 4.88% and receive a floating
rate based on 3-month USD-LIBOR
Broker, Deutsche Bank AG London
Expires October 2012                                  $  17,000        1,194,897

Receive a fixed rate of 4.667% and pay a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2012                                  $   9,500          585,162

Receive a fixed rate of 5.023% and pay a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2012                                  $  12,400          943,423

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                        (000)     (DEPRECIATION)
                                                      ---------   --------------
Receive a fixed rate of 4.34% and pay a floating
rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Broker, UBS Warburg
Expires December 2012                                 $  16,600   $      789,494

Receive a fixed rate of 3.055% and pay a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires March 2013                                    $  13,200         (142,585)

Receive a fixed rate of 3.38% and pay a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires March 2013                                    $  11,100           38,117

Pay a fixed rate of 3.60375% and receive a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires March 2013                                    $   9,900         (134,923)

Bought credit default protection on Dow Jones CDX
North America Investment Grade Index Series 10
Class V1 and pay 1.55%
Broker, Morgan Stanley Capital Services Inc.
Expires June 2013                                     $   2,500           13,250

Bought credit default protection on Dow Jones CDX
North America Investment Grade Index 10 Series V1
and pay 1.55%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2013                                     $   2,500            9,705

Bought credit default protection on Eastman
Chemical Co. and pay 0.68%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2013                                $   1,170           15,822

Pay a fixed rate of 5.071% and receive a floating
rate based on 3-month LIBOR
Broker, UBS Warburg
Expires March 2017                                    $  10,000         (847,184)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                        (000)     (DEPRECIATION)
                                                      ---------   --------------
Receive a fixed rate of 5.10% and pay a floating
rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires March 2017                                    $  11,800   $    1,023,188

Pay a fixed rate of 5.6825% and receive a floating
rate based on 3-month LIBOR
Broker, Lehman Brothers Special Financing
Expires June 2017                                     $   4,900         (644,269)

Pay a fixed rate of 5.775% and receive a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                     $  13,700       (1,891,961)

Pay a fixed rate of 5.762% and receive a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires July 2017                                     $  27,300       (3,749,052)

Pay a fixed rate of 5.305% and receive a floating
rate based on 3-month USD LIBOR
Broker, Citibank NA
Expires October 2017                                  $  19,500       (1,962,358)

Pay a fixed rate of 5.2875% and receive a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2017                                  $   7,000         (696,460)

Pay a fixed rate of 5.01387% and receive a floating
rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2017                                 $   8,500         (664,333)

Receive a fixed rate of 5% and pay a floating rate
based on 3-month USD LIBOR
Broker, Morgan Stanley Capital Services Inc.
Expires November 2017                                 $     800           61,556

Pay a fixed rate of 4.49375% and receive a floating
rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Financing
Expires January 2018                                  $   3,300         (114,653)

BLACKROCK VARIABLE SERIES FUNDS, INC. - BLACKROCK TOTAL RETURN V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                       NOTIONAL     UNREALIZED
                                                        AMOUNT     APPRECIATION
                                                        (000)     (DEPRECIATION)
                                                      ---------   --------------
Pay a fixed rate of 4.585% and receive a floating
rate based on 3-month USD LIBOR
Broker Credit Suisse First Boston
Expires January 2018                                  $   8,100   $     (342,910)

Receive a fixed rate of 5.411% and pay a floating
rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires  August 2022                                  $   4,530          492,913
                                                                  --------------
TOTAL                                                             $   (3,540,666)
                                                                  ==============

-    Currency Abbreviations:

EUR  Euro

JPY  Japanese Yen

USD  U.S. Dollar

BlackRock Variable Series Fund, Inc. - BlackRock Total Return V.I. Fund

- Effective January 1, 2008, the BlackRock Total Return V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 - price quotations in active markets/exchanges for identical securities

     - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

     - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

     The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

VALUATION   INVESTMENTS IN   OTHER FINANCIAL
  INPUTS      SECURITIES       INSTRUMENTS*
---------   --------------   ---------------
Level 1      $  1,456,227       $  721,728
Level 2       463,219,286          923,373
Level 3                 0                0
             ------------       ----------
TOTAL        $464,675,513       $1,645,101
             ============       ==========

* Other financial instruments are derivative instruments such as futures, options, forward foreign currency contracts and swaps.

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK UTILITIES AND TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                            VALUE
--------------------------------------------------  ----------   ----------------------------------------------------  -----------
BRAZIL - 3.0%
Diversified Telecommunication Services - 0.3%            8,400   GVT Holding SA (a)                                    $   157,880
Electric Utilities - 1.5%                                4,700   CPFL Energia SA (b)                                       286,606
                                                        15,000   Cia Energetica de Minas Gerais (b)                        270,600
                                                        10,900   EDP - Energias do Brasil SA                               161,447
                                                                                                                       -----------
                                                                                                                           718,653
                                                                                                                       -----------
Independent Power Producers &                            7,700   Cia Energetica de Sao Paulo                               128,575
Energy Traders - 0.3%                                            (Preference Shares) (a)
Water Utilities - 0.7%                                   7,200   Cia de Saneamento Basico do Estado de Sao Paulo           160,109
                                                                                                                       -----------
                                                           108   Cia Saneamento (Preference Shares) (a)(c)                   7,681
                                                        10,900   Companhia de Saneamento de Minas Gerais                   164,615
                                                                                                                       -----------
                                                                                                                           332,405
                                                                                                                       -----------
Wireless Telecommunication Services - 0.2%               3,700   Tim Participacoes SA (b)                                  119,473
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN BRAZIL                           1,456,986
                                                                                                                       -----------
CANADA - 1.6%
Diversified Telecommunication Services - 1.2%            9,600   Manitoba Telecom Services, Inc.                           366,249
                                                         5,200   TELUS Corp. (Non-Voting Shares)                           219,105
                                                                                                                       -----------
                                                                                                                           585,354
                                                                                                                       -----------
Wireless Telecommunication Services - 0.4%               5,100   Rogers Communications, Inc. Class B                       183,192
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN CANADA                             768,546
                                                                                                                       -----------
CAYMAN ISLANDS - 0.3%
Energy Equipment & Services - 0.3%                       1,049   Transocean, Inc.                                          141,825
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN THE CAYMAN ISLANDS                 141,825
                                                                                                                       -----------
CZECH REPUBLIC - 0.8%
Electric Utilities - 0.8%                                5,200   CEZ AS                                                    396,241
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN THE CZECH REPUBLIC                 396,241
                                                                                                                       -----------
FINLAND - 0.7%
Electric Utilities - 0.7%                                8,500   Fortum Oyj (a)                                            346,355
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN FINLAND                            346,355
                                                                                                                       -----------
FRANCE - 4.5%
Diversified Telecommunication Services - 1.3%            7,200   France Telecom SA                                         242,118
                                                         7,000   Neuf Cegetel                                              389,779
                                                                                                                       -----------
                                                                                                                           631,897
                                                                                                                       -----------
Electric Utilities - 0.8%                                4,600   Electricite de France SA                                  400,224
Multi-Utilities - 2.4%                                  10,200   Suez SA                                                   669,415
                                                         6,687   Veolia Environnement SA                                   466,203
                                                                                                                       -----------
                                                                                                                         1,135,618
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN FRANCE                           2,167,739
                                                                                                                       -----------
GERMANY - 2.3%
Electric Utilities - 2.2%                                5,800   E.ON AG                                                 1,073,725
Multi-Utilities - 0.1%                                     400   RWE AG                                                     49,169
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN GERMANY                          1,122,894
                                                                                                                       -----------
ITALY - 0.6%
Electric Utilities - 0.6%                               25,000   Enel SpA                                                  265,231
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN ITALY                              265,231
                                                                                                                       -----------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK UTILITIES AND TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                            VALUE
--------------------------------------------------  ----------   ----------------------------------------------------  -----------
LUXEMBOURG - 0.5%
Wireless Telecommunication Services - 0.5%               2,600   Millicom International Cellular SA (a)                $   245,830
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN LUXEMBOURG                         245,830
                                                                                                                       -----------
MEXICO - 1.9%
Wireless Telecommunication Services - 1.9%              14,700   America Movil, SA de CV (b)                               936,243
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN MEXICO                             936,243
                                                                                                                       -----------
NETHERLANDS - 0.5%
Diversified Telecommunication Services - 0.5%           13,100   Koninklijke KPN NV                                        221,294
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN THE NETHERLANDS                    221,294
                                                                                                                       -----------
NORWAY - 0.2%
Diversified Telecommunication Services - 0.2%            6,100   Telenor ASA                                               116,793
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN NORWAY                             116,793
                                                                                                                       -----------
PORTUGAL - 0.4%
Electric Utilities - 0.4%                               28,000   Energias de Portugal SA                                   169,748
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN PORTUGAL                           169,748
                                                                                                                       -----------
SPAIN - 4.3%
Diversified Telecommunication Services - 1.5%           25,088   Telefonica SA                                             720,863
Electric Utilities - 2.4%                               65,300   Iberdrola Renovables (a)                                  454,639
                                                        34,700   Iberdrola SA                                              537,967
                                                         2,500   Union Fenosa SA                                           168,019
                                                                                                                       -----------
                                                                                                                         1,160,625
                                                                                                                       -----------
Electrical Equipment - 0.4%                              4,600   Gamesa Corp. Tecnologica SA                               209,880
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN SPAIN                            2,091,368
                                                                                                                       -----------
SWEDEN - 0.6%
Diversified Telecommunication Services - 0.6%           14,200   Tele2 AB                                                  268,258
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN SWEDEN                             268,258
                                                                                                                       -----------
SWITZERLAND - 0.4%
Diversified Telecommunication Services - 0.4%              600   Swisscom AG                                               205,568
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN SWITZERLAND                        205,568
                                                                                                                       -----------
UNITED KINGDOM - 4.7%
Electric Utilities - 0.5%                                8,400   Scottish & Southern Energy Plc                            234,060
Independent Power Producers & Energy
Traders - 1.0%                                          62,400   International Power Plc                                   492,889
Multi-Utilities - 1.1%                                  41,800   Centrica Plc                                              247,422
                                                        22,138   National Grid Plc                                         303,817
                                                                                                                       -----------
                                                                                                                           551,239
                                                                                                                       -----------
Water Utilities - 0.5%                                  32,300   Northumbrian Water Group Plc                              223,883
Wireless Telecommunication                              25,437   Vodafone Group Plc (b)                                    750,646
Services - 1.6%
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN THE UNITED KINGDOM               2,252,717
                                                                                                                       -----------
UNITED STATES - 68.7%
Construction & Engineering - 0.4%                        9,061   Quanta Services, Inc. (a)                                 209,943

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK UTILITIES AND TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                            VALUE
--------------------------------------------------  ----------   ----------------------------------------------------  -----------
Diversified Telecommunication                           53,147   AT&T Inc.                                             $ 2,035,530
Services - 8.6%                                         17,200   Citizens Communications Co.                               180,428
                                                        16,700   Time Warner Telecom, Inc. Class A (a)                     258,683
                                                        41,600   Verizon Communications, Inc.                            1,516,320
                                                        13,055   Windstream Corp.                                          156,007
                                                                                                                       -----------
                                                                                                                         4,146,968
                                                                                                                       -----------
Electric Utilities - 30.4%                              15,500   Allegheny Energy, Inc.                                    782,750
                                                        13,000   American Electric Power Co., Inc.                         541,190
                                                        23,600   DPL, Inc.                                                 605,104
                                                        51,843   Duke Energy Corp.                                         925,398
                                                        19,900   Edison International                                      975,498
                                                        15,300   Entergy Corp.                                           1,668,924
                                                        25,700   Exelon Corp.                                            2,088,639
                                                        22,100   FPL Group, Inc.                                         1,386,554
                                                        15,700   FirstEnergy Corp.                                       1,077,334
                                                        15,700   ITC Holdings Corp.                                        817,342
                                                        19,000   Mirant Corp. (a)                                          691,410
                                                         6,400   Northeast Utilities Inc.                                  157,056
                                                        30,600   PPL Corp.                                               1,405,152
                                                         9,600   Pepco Holdings, Inc.                                      237,312
                                                        15,300   Reliant Energy, Inc. (a)                                  361,845
                                                        27,800   The Southern Co.                                          989,958
                                                                                                                       -----------
                                                                                                                        14,711,466
                                                                                                                       -----------
Electronic Equipment &                                   1,800   Itron, Inc. (a)                                           162,414
Instruments - 0.3%                                       3,700   Energen Corp.                                             230,510
Gas Utilities - 3.4%                                     7,800   Equitable Resources, Inc.                                 459,420
                                                         6,450   New Jersey Resources Corp.                                200,273
                                                         9,500   Questar Corp.                                             537,320
                                                         4,121   Spectra Energy Corp.                                       93,753
                                                         6,000   UGI Corp.                                                 149,520
                                                                                                                       -----------
                                                                                                                         1,670,796
                                                                                                                       -----------
Independent Power Producers &                           21,200   The AES Corp. (a)                                         353,404
Energy Traders - 7.5%                                   16,400   Constellation Energy Group, Inc.                        1,447,628
                                                        23,617   Dynegy, Inc. Class A (a)                                  186,338
                                                        33,000   NRG Energy, Inc. (a)                                    1,286,670
                                                         8,000   Ormat Technologies, Inc.                                  344,080
                                                                                                                       -----------
                                                                                                                         3,618,120
                                                                                                                       -----------
Multi-Utilities - 11.5%                                 39,500   CMS Energy Corp.                                          534,830
                                                         7,700   Consolidated Edison, Inc.                                 305,690
                                                         5,900   DTE Energy Co.                                            229,451
                                                        22,000   Dominion Resources, Inc.                                  898,480
                                                        13,400   NSTAR                                                     407,762
                                                        18,900   PG&E Corp.                                                695,898
                                                        39,600   Public Service Enterprise Group, Inc.                   1,591,524
                                                         6,100   Sempra Energy                                             325,008
                                                         9,600   TECO Energy, Inc.                                         153,120
                                                         5,900   Wisconsin Energy Corp.                                    259,541
                                                         8,600   Xcel Energy, Inc.                                         171,570
                                                                                                                       -----------
                                                                                                                         5,572,874
                                                                                                                       -----------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK UTILITIES AND TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                            VALUE
--------------------------------------------------  ----------   ----------------------------------------------------  -----------
Oil, Gas & Consumable Fuels - 4.8%                       4,100   Devon Energy Corp.                                    $   427,753
                                                         3,600   EOG Resources, Inc.                                       432,000
                                                         6,000   Range Resources Corp.                                     380,700
                                                        14,200   Southwestern Energy Co. (a)                               478,398
                                                        18,500   Williams Cos., Inc.                                       610,130
                                                                                                                       -----------
                                                                                                                         2,328,981
                                                                                                                       -----------
Water Utilities - 0.2%                                   1,000   American States Water Co.                                  36,000
                                                         1,500   California Water Service Group                             57,225
                                                                                                                       -----------
                                                                                                                            93,225
                                                                                                                       -----------
Wireless Telecommunication                               7,000   American Tower Corp. Class A (a)                          274,470
 Services - 1.3%                                        11,300   SBA Communications Corp. Class A (a)                      337,079
                                                                                                                       -----------
                                                                                                                           611,549
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS IN THE UNITED STATES               33,126,336
                                                                                                                       -----------
                                                                 TOTAL COMMON STOCKS
                                                                 (COST - $32,634,364) - 95.7%                           46,299,972
                                                                                                                       -----------

                                                        PAR
                                                       (000)     TRUST PREFERREDS
                                                    ----------   ----------------------------------------------------
UNITED STATES - 0.7%
Independent Power Producers & Energy                $      358   AES Trust III, 6.75%, 10/15/29 (c)                       327,152
Traders - 0.7%                                                   TOTAL TRUST PREFERREDS
                                                                 (COST - $219,745) - 0.7%                                 327,152

                                                    BENEFICIAL
                                                     INTEREST
                                                       (000)     SHORT-TERM SECURITIES
                                                    ----------   ----------------------------------------------------
UNITED STATES - 3.2%                                $    1,562   BlackRock Liquidity Series, LLC
                                                                 Cash Sweep Series, 2.92% (d)(e)
                                                                                                                       -----------
                                                                                                                         1,562,229
                                                                                                                       -----------
                                                                 TOTAL SHORT-TERM SECURITIES                             1,562,229
                                                                 (COST - $1,562,229) - 3.2%
                                                                                                                       -----------
                                                                 TOTAL INVESTMENTS
                                                                 (COST - $34,416,338*) - 99.6%                          48,189,353
                                                                                                                       -----------
                                                                 OTHER ASSETS LESS LIABILITIES - 0.4%                      214,675
                                                                                                                       -----------
                                                                 NET ASSETS - 100.0%                                   $48,404,028
                                                                                                                       ===========

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $34,416,338
                                ===========
Gross unrealized appreciation   $14,307,532
Gross unrealized depreciation      (534,517)
                                -----------
Net unrealized  appreciation    $13,773,015
                                ===========

(a)  Non-income producing security.

(b)  Depositary receipts.

(c)  Convertible security.

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK UTILITIES AND TELECOMMUNICATIONS V.I. FUND

SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2008 (UNAUDITED)

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    NET ACTIVITY   INTEREST
AFFILIATE                                               (000)       INCOME
---------                                           ------------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series      $1,429       $14,219

(e)  Represents the current yield as of March 31, 2008.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Variable Series Funds, Inc. - BlackRock Utilities and
Telecommunications V.I. Fund

- Effective January 1, 2008, the BlackRock Utilities and Telecommunications V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market -corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN
VALUATION INPUTS     SECURITIES
----------------   --------------
Level 1             $46,624,813
Level 2               1,562,229
Level 3                   7,681
                    -----------
TOTAL               $48,194,723
                    ===========

The following is a reconciliation of investments for unobservable inputs (Level
3) were used in determining fair value:

                                                   Investments in
                                                     Securities
                                                   --------------
Balance, as of December 31, 2007                       $7,572
Accrued discounts/premiums                                  0
Realized gain (loss)                                        0
Change in unrealized appreciation (depreciation)          109
Net purchases (sales)                                       0
Net transfers in/out of Level 3                             0
                                                       ------
Balance, as of March 31, 2008                          $7,681
                                                       ======

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK VALUE OPPORTUNITIES V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
-------------------------------------------------   ----------   --------------------------------------------------   ------------
AEROSPACE & DEFENSE - 2.1%                             106,700   Curtiss-Wright Corp.                                 $  4,425,916
                                                        70,400   Spirit Aerosystems Holdings, Inc. Class A (a)           1,561,472
                                                        10,800   Triumph Group, Inc.                                       614,844
                                                                                                                      ------------
                                                                                                                         6,602,232
                                                                                                                      ------------
AIRLINES - 0.3%                                         41,600   Republic Airways Holdings, Inc. (a)                       901,056
AUTO COMPONENTS - 1.0%                                 223,200   ArvinMeritor, Inc. (b)                                  2,792,232
                                                         9,000   Drew Industries, Inc. (a)                                 220,140
                                                                                                                      ------------
                                                                                                                         3,012,372
                                                                                                                      ------------
BIOTECHNOLOGY - 2.0%                                   161,500   Angiotech Pharmaceuticals, Inc. (a)(b)                    339,150
                                                        41,500   Enzon Pharmaceuticals, Inc. (a)                           382,215
                                                       231,400   Human Genome Sciences, Inc. (a)                         1,362,946
                                                       173,200   Maxygen, Inc. (a)                                       1,118,872
                                                       351,500   Neurogen Corp. (a)                                        653,790
                                                        94,000   PDL BioPharma, Inc. (a)                                   995,460
                                                        35,800   Savient Pharmaceuticals, Inc. (a)                         716,000
                                                       139,900   Vical, Inc. (a)                                           492,448
                                                                                                                      ------------
                                                                                                                         6,060,881
                                                                                                                      ------------
BUILDING PRODUCTS - 0.3%                                 9,300   Ameron International Corp.                                869,829
CAPITAL MARKETS - 1.4%                                  41,400   Investment Technology Group, Inc. (a)                   1,911,852
                                                        68,600   optionsXpress Holdings, Inc.                            1,420,706
                                                       149,100   Thomas Weisel Partners Group, Inc. (a)                    987,042
                                                                                                                      ------------
                                                                                                                         4,319,600
                                                                                                                      ------------
CHEMICALS - 0.7%                                       143,900   Spartech Corp.                                          1,215,955
                                                        52,000   Valspar Corp.                                           1,031,680
                                                                                                                      ------------
                                                                                                                         2,247,635
                                                                                                                      ------------
COMMERCIAL BANKS - 5.6%                                 89,900   Brookline Bancorp, Inc.                                 1,032,052
                                                       191,300   The Colonial BancGroup, Inc. (b)                        1,842,219
                                                        27,000   Cullen/Frost Bankers, Inc.                              1,432,080
                                                       129,400   First Horizon National Corp. (b)                        1,812,894
                                                        13,100   First Merchants Corp.                                     373,874
                                                       162,300   First Midwest Bancorp, Inc.                             4,507,071
                                                        56,350   MetroCorp Bancshares, Inc.                                720,716
                                                        40,060   Old National Bancorp (b)                                  721,080
                                                        80,700   Provident Bankshares Corp.                                866,718
                                                        29,900   S&T Bancorp, Inc.                                         961,883
                                                        90,450   Sterling Financial Corp.                                1,411,925
                                                        30,100   Texas Capital Bancshares, Inc. (a)                        508,088
                                                        45,500   Webster Financial Corp.                                 1,268,085
                                                                                                                      ------------
                                                                                                                        17,458,685
                                                                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES - 3.3%                  108,900   Administaff, Inc.                                       2,571,129
                                                        39,500   Casella Waste Systems, Inc. (a)                           431,735
                                                        33,900   Heidrick & Struggles International, Inc.                1,102,767
                                                        41,600   Kenexa Corp. (a)                                          768,768
                                                        22,700   Layne Christensen Co. (a)                                 794,954
                                                        78,100   RSC Holdings, Inc. (a)(b)                                 851,290
                                                       196,000   Tetra Tech, Inc. (a)                                    3,823,960
                                                                                                                      ------------
                                                                                                                        10,344,603
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK VALUE OPPORTUNITIES V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
-------------------------------------------------   ----------   --------------------------------------------------   ------------
COMMUNICATIONS EQUIPMENT - 2.0%                        638,800   Extreme Networks, Inc. (a)                           $  1,980,280
                                                       589,800   Tellabs, Inc. (a)                                       3,214,410
                                                       624,600   Westell Technologies, Inc. Class A (a)                    936,900
                                                                                                                      ------------
                                                                                                                         6,131,590
                                                                                                                      ------------
COMPUTERS & PERIPHERALS - 0.2%                          59,100   Rackable Systems, Inc. (a)                                538,992
CONSTRUCTION & ENGINEERING - 0.5%                       66,800   EMCOR Group, Inc. (a)                                   1,483,628
CONTAINERS & PACKAGING - 1.2%                          488,300   Smurfit-Stone Container Corp. (a)                       3,759,910
DIVERSIFIED CONSUMER SERVICES - 1.1%                   301,900   Universal Technical Institute, Inc. (a)(b)              3,541,287
ELECTRICAL EQUIPMENT - 0.9%                             24,500   American Superconductor Corp. (a)(b)                      568,155
                                                        48,500   Hubbell, Inc. Class B                                   2,118,965
                                                                                                                      ------------
                                                                                                                         2,687,120
                                                                                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.1%              325,500   Ingram Micro, Inc. Class A (a)                          5,152,665
                                                        38,400   National Instruments Corp.                              1,003,776
                                                         4,700   Rofin-Sinar Technologies, Inc. (a)                        211,030
                                                        94,100   Tech Data Corp. (a)                                     3,086,480
                                                                                                                      ------------
                                                                                                                         9,453,951
                                                                                                                      ------------
ENERGY EQUIPMENT & SERVICES - 5.9%                     122,200   CARBO Ceramics, Inc. (b)                                4,900,220
                                                        49,600   Dresser-Rand Group, Inc. (a)                            1,525,200
                                                        15,500   Hornbeck Offshore Services, Inc. (a)                      707,885
                                                       241,200   Key Energy Services, Inc. (a)                           3,236,904
                                                        80,500   Rowan Cos., Inc.                                        3,314,990
                                                        64,800   W-H Energy Services, Inc. (a)                           4,461,480
                                                                                                                      ------------
                                                                                                                        18,146,679
                                                                                                                      ------------
FOOD & STAPLES RETAILING - 0.3%                         20,300   The Andersons, Inc. (b)                                   905,583
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%                 59,300   Accuray, Inc. (a)(b)                                      463,133
                                                       212,000   DexCom, Inc. (a)                                          877,680
                                                        20,600   Edwards Lifesciences Corp. (a)                            917,730
                                                        66,800   ev3, Inc. (a)                                             543,752
                                                        51,500   Micrus Endovascular Corp. (a)                             636,540
                                                        59,900   Northstar Neuroscience, Inc. (a)                           94,642
                                                       414,000   OraSure Technologies, Inc. (a)                          3,026,340
                                                        42,300   Wright Medical Group, Inc. (a)                          1,021,122
                                                                                                                      ------------
                                                                                                                         7,580,939
                                                                                                                      ------------
HEALTH CARE PROVIDERS & SERVICES - 0.4%                 50,000   LifePoint Hospitals, Inc. (a)                           1,373,500
HEALTH CARE TECHNOLOGY - 0.9%                          128,148   HLTH Corp. (a)                                          1,222,532
                                                       280,500   Merge Healthcare, Inc. (a)(b)                             157,080
                                                        32,500   Omnicell, Inc. (a)                                        653,250
                                                        41,700   Phase Forward, Inc. (a)                                   712,236
                                                                                                                      ------------
                                                                                                                         2,745,098
                                                                                                                      ------------
HOTELS, RESTAURANTS & LEISURE - 1.3%                     3,511   Ambassadors Group, Inc.                                    66,323
                                                        20,100   Ambassadors International, Inc. (b)                       148,941
                                                       328,400   O'Charleys, Inc.                                        3,783,168
                                                                                                                      ------------
                                                                                                                         3,998,432
                                                                                                                      ------------
HOUSEHOLD DURABLES - 1.5%                               65,700   Champion Enterprises, Inc. (a)                            658,971
                                                       331,000   Furniture Brands International, Inc. (b)                3,872,700
                                                                                                                      ------------
                                                                                                                         4,531,671
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK VALUE OPPORTUNITIES V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
-------------------------------------------------   ----------   --------------------------------------------------   ------------
IT SERVICES - 1.7%                                      24,800   CACI International, Inc. Class A (a)                 $  1,129,640
                                                       276,800   Convergys Corp. (a)                                     4,168,608
                                                                                                                      ------------
                                                                                                                         5,298,248
                                                                                                                      ------------
INSURANCE - 5.7%                                       463,000   Conseco, Inc. (a)                                       4,722,600
                                                       234,600   HCC Insurance Holdings, Inc.                            5,323,074
                                                       100,100   IPC Holdings, Ltd.                                      2,802,800
                                                        82,100   Presidential Life Corp.                                 1,431,824
                                                        64,200   Protective Life Corp.                                   2,603,952
                                                        30,200   Stewart Information Services Corp.                        845,298
                                                                                                                      ------------
                                                                                                                        17,729,548
                                                                                                                      ------------
INTERNET SOFTWARE & SERVICES - 3.9%                    955,200   CNET Networks, Inc. (a)                                 6,781,920
                                                       125,600   EarthLink, Inc. (a)                                       948,280
                                                        69,600   LoopNet, Inc. (a)(b)                                      883,920
                                                       598,900   RealNetworks, Inc. (a)                                  3,431,697
                                                                                                                      ------------
                                                                                                                        12,045,817
                                                                                                                      ------------
LEISURE EQUIPMENT & PRODUCTS - 0.4%                     56,800   Brunswick Corp.                                           907,096
                                                        31,300   Leapfrog Enterprises, Inc. (a)                            220,665
                                                        78,100   Nautilus, Inc. (b)                                        256,949
                                                                                                                      ------------
                                                                                                                         1,384,710
                                                                                                                      ------------
LIFE SCIENCES TOOLS & SERVICES - 0.7%                   77,000   Affymetrix, Inc. (a)                                    1,340,570
                                                        98,300   Exelixis, Inc. (a)                                        683,185
                                                                                                                      ------------
                                                                                                                         2,023,755
                                                                                                                      ------------
MACHINERY - 3.2%                                        30,100   EnPro Industries, Inc. (a)                                938,819
                                                        68,600   Mueller Industries, Inc.                                1,979,110
                                                        28,400   RBC Bearings, Inc. (a)                                  1,054,492
                                                        26,400   Robbins & Myers, Inc.                                     861,960
                                                        86,900   Timken Co.                                              2,582,668
                                                       278,100   Wabash National Corp. (b)                               2,500,119
                                                                                                                      ------------
                                                                                                                         9,917,168
                                                                                                                      ------------
MEDIA - 2.9%                                           491,600   Harte-Hanks, Inc.                                       6,720,172
                                                       277,500   Playboy Enterprises, Inc. Class B (a)(b)                2,311,575
                                                                                                                      ------------
                                                                                                                         9,031,747
                                                                                                                      ------------
METALS & MINING - 1.1%                                  41,500   Reliance Steel & Aluminum Co.                           2,484,190
                                                        27,200   Royal Gold, Inc. (b)                                      820,624
                                                                                                                      ------------
                                                                                                                         3,304,814
                                                                                                                      ------------
MULTI-UTILITIES - 2.2%                                 213,800   OGE Energy Corp.                                        6,664,146
MULTILINE RETAIL - 0.6%                                 72,800   Dollar Tree, Inc. (a)                                   2,008,552
OIL, GAS & CONSUMABLE FUELS - 4.3%                      74,300   Cabot Oil & Gas Corp. Class A (b)                       3,777,412
                                                        54,400   Plains Exploration & Production Co. (a)                 2,890,816
                                                       109,500   Swift Energy Co. (a)                                    4,926,405
                                                       157,700   Venoco, Inc. (a)                                        1,832,474
                                                                                                                      ------------
                                                                                                                        13,427,107
                                                                                                                      ------------
PERSONAL PRODUCTS - 1.2%                               138,800   Alberto-Culver Co.                                      3,804,508
PHARMACEUTICALS - 3.4%                                  22,300   Auxilium Pharmaceuticals, Inc. (a)                        596,302
                                                       344,900   King Pharmaceuticals, Inc. (a)                          3,000,630
                                                       332,200   Medicis Pharmaceutical Corp. Class A                    6,541,018

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK VALUE OPPORTUNITIES V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                                              SHARES     COMMON STOCKS                                           VALUE
-------------------------------------------------   ----------   --------------------------------------------------   ------------
                                                        22,300   Sciele Pharma, Inc. (a)(b)                           $    434,850
                                                                                                                      ------------
                                                                                                                        10,572,800
                                                                                                                      ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.9%            17,200   Alexandria Real Estate Equities, Inc.                   1,594,784
                                                       169,000   Brandywine Realty Trust                                 2,866,240
                                                       120,800   Cousins Properties, Inc. (b)                            2,984,968
                                                       185,000   Dupont Fabros Technology, Inc.                          3,050,650
                                                       334,800   FelCor Lodging Trust, Inc.                              4,027,644
                                                       423,900   Friedman Billings Ramsey Group, Inc. Class A              720,630
                                                       168,500   Lexington Corporate Properties Trust                    2,428,085
                                                       101,600   MFA Mortgage Investments, Inc.                            640,080
                                                                                                                      ------------
                                                                                                                        18,313,081
                                                                                                                      ------------
ROAD & RAIL - 1.0%                                      76,900   Marten Transport Ltd. (a)                               1,193,488
                                                       126,200   Vitran Corp., Inc. (a)                                  1,800,874
                                                                                                                      ------------
                                                                                                                         2,994,362
                                                                                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR                          78,400   Actel Corp. (a)                                         1,200,304
EQUIPMENT - 2.8%                                       156,400   DSP Group, Inc. (a)                                     1,992,536
                                                       319,400   Mattson Technology, Inc. (a)                            1,945,146
                                                        12,000   Standard Microsystems Corp. (a)                           350,160
                                                       226,700   Zoran Corp. (a)                                         3,096,722
                                                                                                                      ------------
                                                                                                                         8,584,868
                                                                                                                      ------------
SOFTWARE - 6.5%                                        159,103   Bottomline Technologies, Inc. (a)                       2,004,698
                                                       298,000   Parametric Technology Corp. (a)                         4,762,040
                                                        70,500   THQ, Inc. (a)                                           1,536,900
                                                       949,200   TIBCO Software, Inc. (a)                                6,777,288
                                                        93,900   Unica Corp. (a)                                           638,520
                                                       556,000   Wind River Systems, Inc. (a)(b)                         4,303,440
                                                                                                                      ------------
                                                                                                                        20,022,886
                                                                                                                      ------------
SPECIALTY RETAIL - 3.0%                                 87,500   AnnTaylor Stores Corp. (a)                              2,115,750
                                                       376,900   Foot Locker, Inc.                                       4,436,113
                                                       255,100   The Talbots, Inc. (b)                                   2,749,978
                                                                                                                      ------------
                                                                                                                         9,301,841
                                                                                                                      ------------
TEXTILES, APPAREL & LUXURY GOODS - 1.2%                202,700   Jones Apparel Group, Inc. (b)                           2,720,234
                                                        44,300   Volcom, Inc. (a)                                          895,303
                                                                                                                      ------------
                                                                                                                         3,615,537
                                                                                                                      ------------
THRIFTS & MORTGAGE FINANCE - 1.5%                       43,500   Dime Community Bancshares, Inc.                           760,380
                                                        45,900   Downey Financial Corp. (b)                                843,642
                                                        52,000   MGIC Investment Corp. (b)                                 547,560
                                                        95,300   People's United Financial, Inc.                         1,649,643
                                                        65,800   Provident New York Bancorp                                888,300
                                                                                                                      ------------
                                                                                                                         4,689,525
                                                                                                                      ------------
TRADING COMPANIES & DISTRIBUTORS - 2.4%                 83,797   Applied Industrial Technologies, Inc.                   2,504,692
                                                        70,800   H&E Equipment Services, Inc. (a)                          889,956
                                                       130,900   United Rentals, Inc. (a)                                2,466,156
                                                        35,700   WESCO International, Inc. (a)                           1,302,693
                                                         7,500   Watsco, Inc. (b)                                          310,650
                                                                                                                      ------------
                                                                                                                         7,474,147
                                                                                                                      ------------
                                                                 TOTAL COMMON STOCKS (COST - $360,727,136) - 94.1%     290,904,440
                                                                                                                      ------------

BLACKROCK VARIABLE SERIES FUNDS, INC.

BLACKROCK VALUE OPPORTUNITIES V.I. FUND

SCHEDULE OF INVESTMENTS AS OF
MARCH 31, 2008 (UNAUDITED)           (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                      SHARES     EXCHANGE-TRADED FUNDS                                    VALUE
                                                    ----------   --------------------------------------------------   ------------
                                                        52,800   iShares Russell 2000 Growth Index Fund (b)           $  3,849,120
                                                        61,800   iShares Russell 2000 Index Fund                         4,233,918
                                                        56,200   iShares Russell 2000 Value Index Fund (b)               3,685,034
                                                        23,900   KBW Bank ETF                                              930,188
                                                        26,100   KBW Regional Banking ETF                                  917,154
                                                        30,700   PowerShares Zacks Micro Cap Portfolio                     413,529
                                                        16,900   streetTRACKS(R) Gold Trust (a)                          1,527,422
                                                                                                                      ------------
                                                                 TOTAL EXCHANGE-TRADED FUNDS
                                                                 (COST - $16,074,443) - 5.0%                            15,556,365
                                                                                                                      ------------
                                                    BENEFICIAL
                                                      INTEREST
                                                         (000)   SHORT-TERM SECURITIES
                                                    ----------   --------------------------------------------------
                                                    $    1,665   BlackRock Liquidity Series, LLC
                                                                 Cash Sweep Series, 2.92% (c)(d)
                                                                                                                         1,664,825
                                                        37,981   BlackRock Liquidity Series, LLC
                                                                 Money Market Series, 3.10% (c)(d)(e)
                                                                                                                        37,981,100
                                                                                                                      ------------
                                                                 TOTAL SHORT-TERM SECURITIES
                                                                 (COST - $39,645,925) - 12.8%                           39,645,925
                                                                                                                      ------------
                                                                 TOTAL INVESTMENTS (COST - $416,447,504*) - 111.9%     346,106,730
                                                                                                                      ------------
                                                                 LIABILITIES IN EXCESS OF OTHER ASSETS - (11.9%)       (36,717,088)
                                                                                                                      ------------
                                                                 NET ASSETS - 100.0%                                  $309,389,642
                                                                                                                      ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $420,070,718
                                ============
Gross unrealized appreciation   $  8,363,276
Gross unrealized depreciation    (82,327,264)
                                ------------
Net unrealized depreciation     $(73,963,988)
                                ============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c)  Represents the current yield as of March 31, 2008.

(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                         NET
                                                      ACTIVITY   INTEREST
AFFILIATE                                               (000)     INCOME
---------                                             --------   --------
BlackRock Liquidity Series, LLC Cash Sweep Series     $(1,059)   $ 23,820
BlackRock Liquidity Series, LLC Money Market Series   $(5,266)   $145,072

(e)  Security was purchased with the cash proceeds from securities loans.

- For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Variable Series Funds, Inc. - BlackRock Value Opportunities V.I. Fund

- Effective January 1, 2008, the BlackRock Value Opportunities V.I. Fund (the "Fund") adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

          - Level 1 - price quotations in active markets/exchanges for identical securities

          - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

          - Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Fund's investments:

                   INVESTMENTS IN
VALUATION INPUTS     SECURITIES
----------------   --------------
Level 1             $306,460,805
Level 2               39,645,925
Level 3                        0
                    ------------
TOTAL               $346,106,730
                    ============

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

     Certifications - Attached hereto

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.


By:
    ---------------------------------
    Donald C. Burke
    Chief Executive Officer
    (principal executive officer) of
    BlackRock Variable Series Funds,
    Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ---------------------------------
    Donald C. Burke
    Chief Executive Officer
    (principal executive officer) of
    BlackRock Variable Series Funds,
    Inc.

Date: May 22, 2008


By:
    ---------------------------------
    Neal J. Andrews
    Chief Financial Officer
    (principal financial officer) of
    BlackRock Variable Series Funds,
    Inc.

Date: May 22, 2008